UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.4%
27,451		Lear Corp	$2,754,708
23,243	*,e	Tesla Motors, Inc	4,732,275
		TOTAL AUTOMOBILES & COMPONENTS	7,486,983

BANKS - 0.5%
37,316	*	Signature Bank	4,370,823
42,500	*	SVB Financial Group	4,798,250
		TOTAL BANKS	9,169,073

CAPITAL GOODS - 7.8%
137,203		3M Co	22,268,047
25,400		Acuity Brands, Inc	3,807,206
224,873		Allison Transmission Holdings, Inc	7,043,022
78,107		Boeing Co	11,354,415
7,200		Cummins, Inc	1,004,112
42,900		Danaher Corp	3,534,102
73,583		Honeywell International, Inc	7,193,474
59,055		Huntington Ingalls	6,885,813
69,358		Lockheed Martin Corp	13,064,966
79,100		Pall Corp	7,653,716
45,100		Parker Hannifin Corp	5,252,346
88,771		Rockwell Automation, Inc	9,668,937
29,402		Roper Industries, Inc	4,537,905
44,293		Snap-On, Inc	5,878,124
24,000	*,e	SolarCity Corp	1,166,640
146,649	*	Spirit Aerosystems Holdings, Inc (Class A)	6,605,071
181,100		Trinity Industries, Inc	4,793,717
77,802	*	WABCO Holdings, Inc	7,404,416
90,717		Westinghouse Air Brake Technologies Corp	7,570,334
72,500		Xylem, Inc	2,472,250
		TOTAL CAPITAL GOODS	139,158,613

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
101,037		Cintas Corp	7,951,612
69,000		KAR Auction Services, Inc	2,353,590
55,756		Pitney Bowes, Inc	1,337,029
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,642,231

CONSUMER DURABLES & APPAREL - 1.4%
18,000	*	Fossil Group, Inc	1,760,400
58,701		Harman International Industries, Inc	7,609,410
78,758	*	Kate Spade & Co	2,483,240
67,900	*	Michael Kors Holdings Ltd	4,806,641
56,500		Nike, Inc (Class B)	5,212,125
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,038	*	NVR, Inc	$2,556,121
		TOTAL CONSUMER DURABLES & APPAREL	24,427,937

CONSUMER SERVICES - 2.4%
9,009	*	Chipotle Mexican Grill, Inc (Class A)	6,394,949
84,100		H&R Block, Inc	2,882,948
262,560	*	Hilton Worldwide Holdings, Inc	6,818,683
96,709	*	Hyatt Hotels Corp	5,440,849
37,417		Las Vegas Sands Corp	2,034,362
101,548		McDonald’s Corp	9,387,097
112,536		Starbucks Corp	9,850,276
		TOTAL CONSUMER SERVICES	42,809,164

DIVERSIFIED FINANCIALS - 3.2%
33,000	*	Affiliated Managers Group, Inc	6,782,160
89,779		American Express Co	7,244,268
64,675		Ameriprise Financial, Inc	8,080,495
29,607		IntercontinentalExchange Group, Inc	6,091,048
42,689		Lazard Ltd (Class A)	1,955,156
40,400		Legg Mason, Inc	2,239,776
100,407		McGraw-Hill Financial, Inc	8,980,402
126,867		SEI Investments Co	5,096,247
157,991	*	Synchrony Financial	4,875,602
167,500		TD Ameritrade Holding Corp	5,425,325
		TOTAL DIVERSIFIED FINANCIALS	56,770,479

ENERGY - 3.8%
95,500	*	Cheniere Energy, Inc	6,816,790
28,400	*	Diamondback Energy, Inc	1,959,316
143,734		EOG Resources, Inc	12,796,638
31,100		Halliburton Co	1,243,689
48,750		Marathon Petroleum Corp	4,513,762
47,500		National Oilwell Varco, Inc	2,585,425
33,500		Oceaneering International, Inc	1,754,060
260,820		Schlumberger Ltd	21,488,960
137,800	*	Southwestern Energy Co	3,416,062
94,400		Superior Energy Services	1,888,000
67,716		Tesoro Corp	5,534,429
89,300		Valero Energy Corp	4,722,184
		TOTAL ENERGY	68,719,315

FOOD & STAPLES RETAILING - 2.7%
95,400		Costco Wholesale Corp	13,641,246
94,638		CVS Corp	9,289,666
85,256		Kroger Co	5,886,927
518,000	*	Rite Aid Corp	3,615,640
205,276		Walgreens Boots Alliance, Inc	15,139,105
		TOTAL FOOD & STAPLES RETAILING	47,572,584

FOOD, BEVERAGE & TOBACCO - 6.5%
207,758		Altria Group, Inc	11,031,950
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

134,237		Archer Daniels Midland Co	$6,259,471
533,179		Coca-Cola Co	21,950,979
161,586		Coca-Cola Enterprises, Inc	6,802,771
48,588	*	Constellation Brands, Inc (Class A)	5,366,545
130,339		Dr Pepper Snapple Group, Inc	10,071,295
21,000		Keurig Green Mountain, Inc	2,573,760
13,500		Kraft Foods Group, Inc	882,090
177,500		Mondelez International, Inc	6,255,100
69,970	*	Monster Beverage Corp	8,182,991
295,572		PepsiCo, Inc	27,718,742
84,343		Philip Morris International, Inc	6,767,682
73,900	e	Pilgrim’s Pride Corp	2,006,385
		TOTAL FOOD, BEVERAGE & TOBACCO	115,869,761

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
38,825	*	Align Technology, Inc	2,059,666
57,000		AmerisourceBergen Corp	5,417,850
55,805		Bard (C.R.), Inc	9,544,329
17,600		Baxter International, Inc	1,237,456
64,338		Becton Dickinson & Co	8,883,791
58,350		Cardinal Health, Inc	4,854,136
35,000	*	Catamaran Corp	1,746,850
80,900	*	Centene Corp	8,831,044
72,955	*	Edwards Lifesciences Corp	9,144,909
45,000	*	Express Scripts Holding Co	3,631,950
23,587	*	Idexx Laboratories, Inc	3,736,653
9,800	*	Intuitive Surgical, Inc	4,845,904
19,278		McKesson Corp	4,099,467
55,700	e	Resmed, Inc	3,479,579
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	71,513,584

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
108,416		Colgate-Palmolive Co	7,320,248
104,700		Coty, Inc	1,991,394
72,471		Estee Lauder Cos (Class A)	5,115,728
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,427,370

MATERIALS - 2.8%
585		Ball Corp	37,048
115,903	*	Crown Holdings, Inc	5,135,662
81,600		Dow Chemical Co	3,685,056
73,355		Du Pont (E.I.) de Nemours & Co	5,223,610
88,400		Eastman Chemical Co	6,266,676
17,200		Ecolab, Inc	1,784,844
99,464		LyondellBasell Industries AF S.C.A	7,866,608
47,800		Monsanto Co	5,639,444
11,580		PPG Industries, Inc	2,580,950
7,100		Praxair, Inc	856,189
13,124		Sherwin-Williams Co	3,560,147
122,500	e	Southern Copper Corp (NY)	3,341,800
62,150		Westlake Chemical Corp	3,561,817
		TOTAL MATERIALS	49,539,851
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MEDIA - 5.6%
477,488		Comcast Corp (Class A)	$25,376,100
147,715	*	DIRECTV	12,597,135
141,000	*	Discovery Communications, Inc (Class A)	4,086,885
82,200	*	Discovery Communications, Inc (Class C)	2,291,736
106,881	*	DISH Network Corp (Class A)	7,519,078
88,900		Lions Gate Entertainment Corp	2,554,097
1,881,800	*	Sirius XM Holdings, Inc	6,680,390
64,100	*	Starz-Liberty Capital	1,892,232
68,100		Twenty-First Century Fox, Inc	2,258,196
126,502		Viacom, Inc (Class B)	8,149,259
299,136		Walt Disney Co	27,209,411
		TOTAL MEDIA	100,614,519

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.3%
303,231		AbbVie, Inc	18,299,991
56,812	*	Actavis plc	15,142,670
38,910	*	Alexion Pharmaceuticals, Inc	7,129,868
71,951	*	Alkermes plc	5,198,460
58,224		Allergan, Inc	12,766,194
136,782		Amgen, Inc	20,826,427
48,738	*	Biogen Idec, Inc	18,966,880
63,800	*	BioMarin Pharmaceuticals, Inc	6,198,808
40,129		Bristol-Myers Squibb Co	2,418,575
75,200	*	Bruker BioSciences Corp	1,418,272
177,935	*	Celgene Corp	21,202,735
27,600	*	Endo International plc	2,197,236
250,979	*	Gilead Sciences, Inc	26,310,129
32,485	*	Illumina, Inc	6,340,747
24,000	*	Jazz Pharmaceuticals plc	4,064,160
17,800		Johnson & Johnson	1,782,492
159,500		Merck & Co, Inc	9,614,660
100,163	*	Mylan Laboratories, Inc	5,323,664
31,600		Perrigo Co plc	4,794,984
8,700	*	Regeneron Pharmaceuticals, Inc	3,624,942
18,900	*	Vertex Pharmaceuticals, Inc	2,081,646
55,900	*	Waters Corp	6,654,895
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	202,358,435

REAL ESTATE - 3.2%
226,150	*	CBRE Group, Inc	7,313,691
105,600		Crown Castle International Corp	9,135,456
84,900		Equity Lifestyle Properties, Inc	4,646,577
54,600		Extra Space Storage, Inc	3,603,600
37,650		Jones Lang LaSalle, Inc	5,537,562
210,996		NorthStar Realty Finance Corp	3,989,934
46,500		Public Storage, Inc	9,339,060
67,747		Simon Property Group, Inc	13,458,619
		TOTAL REAL ESTATE	57,024,499
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 8.6%
7,200		Advance Auto Parts, Inc	$1,144,800
46,453	*	Amazon.com, Inc	16,468,982
49,456	*	Autonation, Inc	2,948,567
88,100	*	Bed Bath & Beyond, Inc	6,587,237
145,800		Best Buy Co, Inc	5,132,160
48,500		Big Lots, Inc	2,226,635
19,900		Dillard’s, Inc (Class A)	2,260,640
53,700	*	Dollar General Corp	3,601,122
70,452	*	Dollar Tree, Inc	5,009,137
83,400		Expedia, Inc	7,166,562
104,527		Foot Locker, Inc	5,562,927
173,246		Home Depot, Inc	18,090,347
68,700		Kohl’s Corp	4,102,764
53,400		L Brands, Inc	4,519,242
19,123	*	Liberty Ventures	714,244
264,986		Lowe’s Companies, Inc	17,955,452
68,042		Macy’s, Inc	4,346,523
51,900	*	Murphy USA, Inc	3,623,139
6,784	*	NetFlix, Inc	2,997,171
11,281	*	O’Reilly Automotive, Inc	2,113,608
11,610	*	Priceline.com, Inc	11,720,063
90,255		Ross Stores, Inc	8,277,286
162,914		TJX Companies, Inc	10,742,549
21,900	*	TripAdvisor, Inc	1,467,519
39,500	*	Ulta Salon Cosmetics & Fragrance, Inc	5,211,630
		TOTAL RETAILING	153,990,306

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
78,800		Altera Corp	2,594,490
76,300		Applied Materials, Inc	1,742,692
17,200		Avago Technologies Ltd	1,769,536
61,325		Lam Research Corp	4,687,683
304,300		Marvell Technology Group Ltd	4,713,607
333,514	*	Micron Technology, Inc	9,760,287
216,600		Nvidia Corp	4,159,803
348,000	*	ON Semiconductor Corp	3,483,480
78,400	*,e	SunEdison, Inc	1,468,432
89,538		Texas Instruments, Inc	4,785,806
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	39,165,816

SOFTWARE & SERVICES - 16.5%
60,015		Accenture plc	5,043,060
20,100	*	Adobe Systems, Inc	1,409,613
59,100	*	AOL, Inc	2,556,075
10,500		Automatic Data Processing, Inc	866,565
71,903	*	Citrix Systems, Inc	4,260,972
207,800	*	Cognizant Technology Solutions Corp (Class A)	11,248,214
78,125		Computer Sciences Corp	4,740,625
288,711	*	eBay, Inc	15,301,683
165,807	*	Electronic Arts, Inc	9,096,172
320,266	*	Facebook, Inc	24,311,392
21,609	*	FleetCor Technologies, Inc	3,036,065
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

62,475	*	Google, Inc	$33,394,137
49,642	*	Google, Inc (Class A)	26,685,057
154,028		International Business Machines Corp	23,614,033
12,862	*	LinkedIn Corp	2,890,606
103,900		Mastercard, Inc (Class A)	8,522,917
978,255		Microsoft Corp	39,521,502
663,576		Oracle Corp	27,797,199
74,721	*	PTC, Inc	2,496,429
91,183	*	Salesforce.com, Inc	5,147,280
116,285	*	Take-Two Interactive Software, Inc	3,455,990
95,100	*	Vantiv, Inc	3,270,489
105,221		Visa, Inc (Class A)	26,821,885
70,114	*	VMware, Inc (Class A)	5,405,789
107,500	*	Yahoo!, Inc	4,728,925
		TOTAL SOFTWARE & SERVICES	295,622,674

TECHNOLOGY HARDWARE & EQUIPMENT - 9.1%
1,069,502		Apple, Inc	125,302,854
322,429		Corning, Inc	7,664,137
161,200		EMC Corp	4,179,916
53,032	*	F5 Networks, Inc	5,919,432
153,100		NetApp, Inc	5,787,180
214,564		Qualcomm, Inc	13,401,668
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	162,255,187

TELECOMMUNICATION SERVICES - 2.2%
56,700	*	SBA Communications Corp (Class A)	6,616,890
717,529		Verizon Communications, Inc	32,798,251
		TOTAL TELECOMMUNICATION SERVICES	39,415,141

TRANSPORTATION - 3.4%
79,100		Alaska Air Group, Inc	5,368,517
26,100		American Airlines Group, Inc	1,280,988
109,491		CH Robinson Worldwide, Inc	7,797,949
150,408		Delta Air Lines, Inc	7,115,803
129,300		Expeditors International of Washington, Inc	5,647,824
64,900	*	Kirby Corp	4,704,601
193,500		Southwest Airlines Co	8,742,330
20,000	*	UAL Corp	1,387,400
105,191		Union Pacific Corp	12,329,437
62,161		United Parcel Service, Inc (Class B)	6,143,993
		TOTAL TRANSPORTATION	60,518,842

UTILITIES - 0.6%
303,838	*	Calpine Corp	6,344,137
61,600		Dominion Resources, Inc	4,736,424
		TOTAL UTILITIES	11,080,561

		TOTAL COMMON STOCKS	1,781,152,925
		(Cost $1,504,531,571)
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
16,075,970	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$16,075,970
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	16,075,970
		TOTAL SHORT-TERM INVESTMENTS	$16,075,970
		(Cost $16,075,970)

		TOTAL INVESTMENTS - 100.5%	1,797,228,895
		(Cost $1,520,607,541)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(8,907,021)
		NET ASSETS - 100.0%	$1,788,321,874

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,530,569.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.6%
257,000		Ford Motor Co	$3,780,470
46,575		Johnson Controls, Inc	2,164,340
28,390		Lear Corp	2,848,937
18,890	*	TRW Automotive Holdings Corp	1,948,881
		TOTAL AUTOMOBILES & COMPONENTS	10,742,628

BANKS - 10.3%
128,000		Associated Banc-Corp	2,151,680
1,427,724		Bank of America Corp	21,630,019
515,000		Citigroup, Inc	24,179,250
7,500		Citizens Financial Group, Inc	179,250
119,839		East West Bancorp, Inc	4,335,775
193,000		First Horizon National Corp	2,507,070
24,224		First Republic Bank	1,233,486
348,450		Huntington Bancshares, Inc	3,491,469
671,800		JPMorgan Chase & Co	36,532,484
77,724		Keycorp	1,009,635
63,800		PacWest Bancorp	2,727,769
65,300		PNC Financial Services Group, Inc	5,520,462
22,380	*	Signature Bank	2,621,369
136,000		SunTrust Banks, Inc	5,225,120
38,900	*	SVB Financial Group	4,391,810
105,000		Synovus Financial Corp	2,705,850
84,224		US Bancorp	3,529,828
975,400		Wells Fargo & Co	50,642,768
		TOTAL BANKS	174,615,094

CAPITAL GOODS - 5.9%
160,000	*	Aecom Technology Corp	4,067,200
33,900		Allegion plc	1,830,939
83,800		Caterpillar, Inc	6,701,486
41,390	p	Cummins, Inc	5,772,250
37,553		Danaher Corp	3,093,616
35,000		Eaton Corp	2,208,150
33,000		Exelis, Inc	564,630
64,890		General Dynamics Corp	8,643,997
1,235,724		General Electric Co	29,521,446
16,800		Huntington Ingalls	1,958,880
57,775		Northrop Grumman Corp	9,067,786
50,000		Owens Corning, Inc	2,002,500
12,000		Parker Hannifin Corp	1,397,520
33,224		Raytheon Co	3,324,061
9,500		Roper Industries, Inc	1,466,230
28,189		Snap-On, Inc	3,740,962
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

41,800		Stanley Works	$3,914,570
47,500		Textron, Inc	2,021,600
113,000		Trinity Industries, Inc	2,991,110
57,742		United Technologies Corp	6,627,627
		TOTAL CAPITAL GOODS	100,916,560

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,500		Cintas Corp	275,450
19,900		Corrections Corp of America	782,468
45,000		Republic Services, Inc	1,785,600
24,424		Waste Management, Inc	1,256,126
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,099,644

CONSUMER DURABLES & APPAREL - 1.9%
50,000	*,p	GoPro, Inc	2,487,500
60,390		Hanesbrands, Inc	6,726,238
26,189		Harman International Industries, Inc	3,394,880
129,390	*	Jarden Corp	6,213,308
47,540	*	Michael Kors Holdings Ltd	3,365,357
6,500	*	Mohawk Industries, Inc	1,072,760
20,000		Newell Rubbermaid, Inc	737,400
150,000	*	Taylor Morrison Home Corp	2,665,500
14,224	*	Toll Brothers, Inc	492,435
21,800		Whirlpool Corp	4,339,944
		TOTAL CONSUMER DURABLES & APPAREL	31,495,322

CONSUMER SERVICES - 0.8%
41,500	*	Apollo Group, Inc (Class A)	1,048,290
53,000		Carnival Corp	2,329,880
7,500		Darden Restaurants, Inc	460,350
22,500	*	Hyatt Hotels Corp	1,265,850
4,900		Marriott International, Inc (Class A)	365,050
38,900	*	Norwegian Cruise Line Holdings Ltd	1,702,264
73,800		Royal Caribbean Cruises Ltd	5,575,590
193,000		Sands China Ltd	939,591
		TOTAL CONSUMER SERVICES	13,686,865

DIVERSIFIED FINANCIALS - 5.0%
88,000	*	Ally Financial, Inc	1,646,480
48,390		Ameriprise Financial, Inc	6,045,847
65,700		Bank of New York Mellon Corp	2,365,200
1,224		BlackRock, Inc	416,784
141,890		Capital One Financial Corp	10,387,767
160,000		Charles Schwab Corp	4,156,800
139,000		Discover Financial Services	7,558,820
49,300	*	E*Trade Financial Corp	1,136,365
86,100		Goldman Sachs Group, Inc	14,844,501
76,800		Lazard Ltd (Class A)	3,517,440
12,000		Legg Mason, Inc	665,280
300		McGraw-Hill Financial, Inc	26,832
386,839		Morgan Stanley	13,079,026
30,000		Navient Corp	592,200
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

40,450		Northern Trust Corp	$2,644,621
10,000		PowerShares QQQ Trust Series	1,011,000
45,000		SEI Investments Co	1,807,650
4,000		SPDR Dow Jones Industrial Average ETF Trust	685,920
10,000		SPDR Trust Series 1	1,994,700
96,800		State Street Corp	6,922,168
6,000		TD Ameritrade Holding Corp	194,340
66,380		Voya Financial, Inc	2,589,484
		TOTAL DIVERSIFIED FINANCIALS	84,289,225

ENERGY - 11.0%
56,000		Anadarko Petroleum Corp	4,578,000
32,400		Apache Corp	2,027,268
129,300		Baker Hughes, Inc	7,498,107
218,000		Chesapeake Energy Corp	4,181,240
274,242		Chevron Corp	28,118,032
23,300		Cimarex Energy Co	2,404,560
236,000		ConocoPhillips	14,863,280
9,980		Consol Energy, Inc	288,921
113,880	*	Devon Energy Corp	6,863,548
63,000	p	EOG Resources, Inc	5,608,890
563,242		Exxon Mobil Corp	49,238,616
111,890	p	Hess Corp	7,551,456
125,000		Kinder Morgan, Inc	5,131,250
254,000		Marathon Oil Corp	6,756,400
39,380		Marathon Petroleum Corp	3,646,194
18,018		Murphy Oil Corp	809,188
115,400		National Oilwell Varco, Inc	6,281,222
125,000		Occidental Petroleum Corp	10,000,000
103,800		PBF Energy, Inc	2,916,780
30,000		Phillips 66	2,109,600
48,000		Spectra Energy Corp	1,605,120
113,890		Superior Energy Services	2,277,800
54,000	p	Tesoro Corp	4,413,420
138,390		Valero Energy Corp	7,318,063
		TOTAL ENERGY	186,486,955

FOOD & STAPLES RETAILING - 2.1%
16,900		Costco Wholesale Corp	2,416,531
169,750		CVS Corp	16,662,660
61,000	*	Rite Aid Corp	425,780
209,000	*	Supervalu, Inc	2,035,660
140,224		Wal-Mart Stores, Inc	11,916,236
30,500		Whole Foods Market, Inc	1,588,897
		TOTAL FOOD & STAPLES RETAILING	35,045,764

FOOD, BEVERAGE & TOBACCO - 3.0%
81,800		Altria Group, Inc	4,343,580
189,000		Archer Daniels Midland Co	8,813,070
54,000		Bunge Ltd	4,834,620
46,380	*	Constellation Brands, Inc (Class A)	5,122,671
98,900	*	Diamond Foods, Inc	2,430,962
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

31,800		Ingredion, Inc	$2,564,352
97,224		Mondelez International, Inc	3,426,174
29,075	*	Monster Beverage Corp	3,400,321
15,750		Philip Morris International, Inc	1,263,780
100,189	e	Pilgrim’s Pride Corp	2,720,131
37,500		Reynolds American, Inc	2,548,125
154,000		Tyson Foods, Inc (Class A)	6,012,160
103,000	*	WhiteWave Foods Co (Class A)	3,395,910
		TOTAL FOOD, BEVERAGE & TOBACCO	50,875,856

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
354,000		Abbott Laboratories	15,845,040
43,000		Aetna, Inc	3,948,260
73,750		Anthem, Inc	9,953,300
218,000	*	Boston Scientific Corp	3,228,580
74,500		Cardinal Health, Inc	6,197,655
30,000	*	CareFusion Corp	1,779,000
68,000	*	Catamaran Corp	3,393,880
14,242		Cigna Corp	1,521,473
10,000	*	Community Health Systems, Inc	470,700
17,224	*	Express Scripts Holding Co	1,390,149
99,890	*	HCA Holdings, Inc	7,072,212
123,999	*	Health Net, Inc	6,717,026
99,800	*	Hologic, Inc	3,030,427
40,883		Humana, Inc	5,986,906
500	*	Intuitive Surgical, Inc	247,240
243,000		Medtronic plc	17,350,200
15,400		Stryker Corp	1,402,170
177,500		UnitedHealth Group, Inc	18,859,375
11,800		Universal Health Services, Inc (Class B)	1,209,854
50,000	*	VCA Antech, Inc	2,605,000
26,800		Zimmer Holdings, Inc	3,004,280
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	115,212,727

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
23,800		Church & Dwight Co, Inc	1,925,896
23,980		Energizer Holdings, Inc	3,069,680
11,080		Kimberly-Clark Corp	1,196,197
287,724		Procter & Gamble Co	24,252,256
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	30,444,029

INSURANCE - 6.1%
26,750		ACE Ltd	2,887,930
123,800		Allstate Corp	8,640,002
39,300		American Financial Group, Inc	2,280,972
127,500		American International Group, Inc	6,230,925
12,500		Aspen Insurance Holdings Ltd	541,500
38,000		Assurant, Inc	2,413,380
81,000		Assured Guaranty Ltd	1,978,020
54,000		Axis Capital Holdings Ltd	2,748,600
217,724	*	Berkshire Hathaway, Inc (Class B)	31,332,661
7,500		Chubb Corp	734,250
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,000		Cincinnati Financial Corp	$252,550
33,138		Everest Re Group Ltd	5,679,190
139,300		Hartford Financial Services Group, Inc	5,418,770
146,800		Lincoln National Corp	7,337,064
15,000		Marsh & McLennan Cos, Inc	806,550
31,889		PartnerRe Ltd	3,648,102
33,800		Principal Financial Group	1,586,234
100,890		Prudential Financial, Inc	7,655,533
36,890		Reinsurance Group of America, Inc (Class A)	3,054,861
25,775		Travelers Cos, Inc	2,650,186
10,000		UnumProvident Corp	310,600
58,900		Validus Holdings Ltd	2,335,385
103,800		XL Capital Ltd	3,580,062
		TOTAL INSURANCE	104,103,327

MATERIALS - 3.4%
36,180		Air Products & Chemicals, Inc	5,268,170
90,000		Alcoa, Inc	1,408,500
26,800		Ashland, Inc	3,176,336
57,575		Celanese Corp (Series A)	3,095,232
31,390		CF Industries Holdings, Inc	9,585,878
228,900	e	Cliffs Natural Resources, Inc	1,469,538
213,380		Dow Chemical Co	9,636,241
51,540		Eastman Chemical Co	3,653,671
32,400		Freeport-McMoRan Copper & Gold, Inc (Class B)	544,644
128,890		Huntsman Corp	2,830,424
54,000	p	LyondellBasell Industries AF S.C.A	4,270,860
7,224		MeadWestvaco Corp	363,223
14,000		Nucor Corp	611,100
34,890		Packaging Corp of America	2,646,406
50,000		PolyOne Corp	1,779,500
11,800		PPG Industries, Inc	2,629,984
20,750		Rock-Tenn Co (Class A)	1,346,675
40,613		Steel Dynamics, Inc	692,046
400,000	e	Walter Energy, Inc	372,880
45,750		Westlake Chemical Corp	2,621,932
		TOTAL MATERIALS	58,003,240

MEDIA - 2.1%
100,300		Comcast Corp (Class A)	5,330,444
46,800	*	DISH Network Corp (Class A)	3,292,380
123,890		Gannett Co, Inc	3,841,829
91,800		Interpublic Group of Cos, Inc	1,830,492
12,300	*	Live Nation, Inc	292,371
500,000	*	Sirius XM Holdings, Inc	1,775,000
149,742		Time Warner, Inc	11,669,394
93,900		Walt Disney Co	8,541,144
		TOTAL MEDIA	36,573,054

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
13,389	*	Actavis plc	3,568,704
10,000	*	Alexion Pharmaceuticals, Inc	1,832,400
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

17,500	*	Alkermes plc	$1,264,375
19,389		Amgen, Inc	2,952,169
12,390	*,p	Biogen Idec, Inc	4,821,693
180,575		Bristol-Myers Squibb Co	10,883,255
26,000	*	Celgene Corp	3,098,160
142,000		Eli Lilly & Co	10,224,000
49,890	*	Gilead Sciences, Inc	5,229,969
31,000	*	Hospira, Inc	1,966,330
335,724		Johnson & Johnson	33,619,401
5,500	*	Mallinckrodt plc	582,945
372,224		Merck & Co, Inc	22,437,663
63,191		Perrigo Co plc	9,588,602
977,224		Pfizer, Inc	30,538,250
19,190	*	Salix Pharmaceuticals Ltd	2,584,317
12,860	*	Spark Therapeutics, Inc	643,000
68,080		Thermo Electron Corp	8,524,297
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	154,359,530

REAL ESTATE - 4.6%
31,980		Alexandria Real Estate Equities, Inc	3,118,690
7,500		AvalonBay Communities, Inc	1,297,425
31,800		Boston Properties, Inc	4,413,840
138,000		Duke Realty Corp	3,012,540
46,800		Equity Lifestyle Properties, Inc	2,561,364
61,300		Equity Residential	4,757,493
10,750		Essex Property Trust, Inc	2,430,037
66,000		Extra Space Storage, Inc	4,356,000
20,880		Federal Realty Investment Trust	3,001,918
139,000		General Growth Properties, Inc	4,195,020
41,818		Health Care REIT, Inc	3,426,985
57,750		Host Marriott Corp	1,321,897
22,977		Jones Lang LaSalle, Inc	3,379,457
45,750		Kilroy Realty Corp	3,392,362
17,224		Kimco Realty Corp	476,244
16,000		Macerich Co	1,376,160
33,900		National Retail Properties, Inc	1,452,276
21,000		Omega Healthcare Investors, Inc	921,060
2,309		Outfront Media, Inc	65,460
36,800		Post Properties, Inc	2,235,600
12,224		Prologis, Inc	551,791
20,800		Public Storage, Inc	4,177,472
23,000		Regency Centers Corp	1,576,880
38,889		Simon Property Group, Inc	7,725,689
31,090		SL Green Realty Corp	3,917,340
30,000		Spirit Realty Capital, Inc	385,800
57,000		Ventas, Inc	4,549,170
28,000		Vornado Realty Trust	3,092,320
53,750		Weyerhaeuser Co	1,926,938
		TOTAL REAL ESTATE	79,095,228

RETAILING - 3.0%
51,890	*	Bed Bath & Beyond, Inc	3,879,815
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

223,800		Best Buy Co, Inc	$7,877,760
31,890		Dillard’s, Inc (Class A)	3,622,704
30,890		Expedia, Inc	2,654,378
21,500		Foot Locker, Inc	1,144,230
193,800	e	GameStop Corp (Class A)	6,831,450
26,800		L Brands, Inc	2,268,084
42,000	*	Liberty Interactive Corp	1,149,120
60,000	*	Liberty Ventures	2,241,000
66,800		Macy’s, Inc	4,267,184
4,500		Signet Jewelers Ltd	544,995
318,000		Staples, Inc	5,421,900
130,000		Target Corp	9,569,300
		TOTAL RETAILING	51,471,920

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
69,100		Applied Materials, Inc	1,578,244
65,400		Avago Technologies Ltd	6,728,352
151,515		Broadcom Corp (Class A)	6,429,539
81,000	*,e	Freescale Semiconductor Holdings Ltd	2,599,290
677,224		Intel Corp	22,375,481
2,500		Kla-Tencor Corp	153,675
65,400		Lam Research Corp	4,999,176
169,890	*	Micron Technology, Inc	4,971,831
218,890		Nvidia Corp	4,203,782
190,000	*	ON Semiconductor Corp	1,901,900
31,100	*,e	SunEdison, Inc	582,503
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	56,523,773

SOFTWARE & SERVICES - 4.3%
138,000		Activision Blizzard, Inc	2,883,510
71,890	*	Akamai Technologies, Inc	4,180,763
27,500		Amdocs Ltd	1,324,950
110,800	*	AOL, Inc	4,792,100
111,800		CA, Inc	3,387,540
66,000		Computer Sciences Corp	4,004,880
13,180	*	Electronic Arts, Inc	723,055
72,990		Fidelity National Information Services, Inc	4,556,765
347,500		Microsoft Corp	14,039,000
219,000		Symantec Corp	5,424,630
54,000	*,p	VMware, Inc (Class A)	4,163,400
109,890	*,p	Workday, Inc	8,731,860
527,540		Xerox Corp	6,947,702
199,724	*	Yahoo!, Inc	8,785,859
		TOTAL SOFTWARE & SERVICES	73,946,014

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
10,000		Avnet, Inc	416,200
373,800		Brocade Communications Systems, Inc	4,156,656
50,000		CDW Corp	1,713,000
777,224		Cisco Systems, Inc	20,491,511
213,000		Corning, Inc	5,063,010
41,390	*	EchoStar Corp (Class A)	2,159,316
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

212,400		EMC Corp	$5,507,532
439,890	p	Hewlett-Packard Co	15,893,226
28,000	*	Ingram Micro, Inc (Class A)	705,040
80,000		Jabil Circuit, Inc	1,648,800
33,900		NetApp, Inc	1,281,420
54,000		SanDisk Corp	4,099,140
78,300	p	Western Digital Corp	7,613,109
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	70,747,960

TELECOMMUNICATION SERVICES - 1.6%
467,724		AT&T, Inc	15,397,474
93,000		CenturyTel, Inc	3,456,810
170,380	e	Frontier Communications Corp	1,144,102
85,400	*	Level 3 Communications, Inc	4,247,796
74,250		Verizon Communications, Inc	3,393,967
		TOTAL TELECOMMUNICATION SERVICES	27,640,149

TRANSPORTATION - 2.7%
1,155		Alaska Air Group, Inc	78,390
33,900		American Airlines Group, Inc	1,663,812
49,380		Con-Way, Inc	2,023,098
221,800		CSX Corp	7,385,940
189,800		Delta Air Lines, Inc	8,979,438
62,390		FedEx Corp	10,550,773
17,500		Norfolk Southern Corp	1,784,475
50,000		Ryder System, Inc	4,139,500
69,989		Southwest Airlines Co	3,162,103
51,000		Union Pacific Corp	5,977,710
		TOTAL TRANSPORTATION	45,745,239

UTILITIES - 6.0%
50,000		Alliant Energy Corp	3,430,500
80,000		Ameren Corp	3,622,400
123,890		American Electric Power Co, Inc	7,781,531
61,800		American Water Works Co, Inc	3,469,452
17,500		Atmos Energy Corp	995,925
96,380		CMS Energy Corp	3,636,418
59,700		Dominion Resources, Inc	4,590,333
17,500		DTE Energy Co	1,569,050
121,890		Edison International	8,306,803
50,000		Entergy Corp	4,375,500
119,800		FirstEnergy Corp	4,831,534
86,800		NextEra Energy, Inc	9,482,032
54,000		NiSource, Inc	2,336,040
96,380		Northeast Utilities	5,356,800
45,000		PG&E Corp	2,646,450
45,000		Pinnacle West Capital Corp	3,158,100
42,424		PPL Corp	1,506,052
136,800		Public Service Enterprise Group, Inc	5,838,624
45,000		SCANA Corp	2,869,650
63,890		Sempra Energy	7,150,569
22,400		Southern Co	1,136,128
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

123,800		UGI Corp	$4,579,362
7,500		Vectren Corp	359,400
22,000		Westar Energy, Inc	939,840
34,500	e	Wisconsin Energy Corp	1,924,065
154,000		Xcel Energy, Inc	5,779,620
		TOTAL UTILITIES	101,672,178

		TOTAL COMMON STOCKS	1,697,792,281
		(Cost $1,366,324,447)

SHORT-TERM INVESTMENTS - 1.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
16,637,558	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	16,637,558
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	16,637,558
		TOTAL SHORT-TERM INVESTMENTS	16,637,558
		(Cost $16,637,558)

		TOTAL INVESTMENTS - 100.8%	1,714,429,839
		(Cost $1,382,962,005)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(13,329,693)
		NET ASSETS - 100.0%	$1,701,100,146

Abbreviation(s):
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,883,293.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
16

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.5%
358,260		Delphi Automotive plc	$24,623,210
		TOTAL AUTOMOBILES & COMPONENTS	24,623,210

BANKS - 5.4%
4,304,560		Bank of America Corp	65,214,084
1,364,182		Citigroup, Inc	64,048,345
403,318		East West Bancorp, Inc	14,592,045
327,313	*	Essent Group Ltd	7,655,851
638,055		JPMorgan Chase & Co	34,697,431
1,241,264		Wells Fargo & Co	64,446,427
		TOTAL BANKS	250,654,183

CAPITAL GOODS - 5.7%
33,520		Acuity Brands, Inc	5,024,313
356,790		Eaton Corp	22,509,881
182,708	p	General Dynamics Corp	24,338,533
2,133,842		General Electric Co	50,977,485
546,976	p	Honeywell International, Inc	53,472,374
300,857		Illinois Tool Works, Inc	28,006,778
403,444		ITT Corp	14,447,330
174,023		Koninklijke Philips Electronics NV	4,798,660
294,973		Masco Corp	7,327,129
112,927		Northrop Grumman Corp	17,723,893
207,818		Rockwell Collins, Inc	17,793,377
279,402	*	USG Corp	8,507,791
124,486	*	WABCO Holdings, Inc	11,847,332
		TOTAL CAPITAL GOODS	266,774,876

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
715,567		Pitney Bowes, Inc	17,159,297
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,159,297

CONSUMER DURABLES & APPAREL - 4.2%
300,790	*,p	GoPro, Inc	14,964,302
93,333		Hanesbrands, Inc	10,395,430
163,796	p	Harman International Industries, Inc	21,232,875
624,196	*	Jarden Corp	29,973,892
486,033	*,p	Kate Spade & Co	15,324,620
221,261	*,e	Lululemon Athletica, Inc	14,656,329
423,200	p	Mattel, Inc	11,384,080
55,418	*	Mohawk Industries, Inc	9,146,187
883,274		Newell Rubbermaid, Inc	32,566,312
251,948		Nike, Inc (Class B)	23,242,203
80	e	Prada S.p.A	470

17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

207,973		VF Corp	$14,427,087
		TOTAL CONSUMER DURABLES & APPAREL	197,313,787

CONSUMER SERVICES - 1.1%
753,939	*	Hilton Worldwide Holdings, Inc	19,579,796
450,435	*	Restaurant Brands International, Inc	17,422,826
474,811		Sonic Corp	14,372,529
		TOTAL CONSUMER SERVICES	51,375,151

DIVERSIFIED FINANCIALS - 3.8%
241,203		Ameriprise Financial, Inc	30,135,903
1,503,650	*	ING Groep NV	18,693,980
404,550		Lazard Ltd (Class A)	18,528,390
309,816		Legg Mason, Inc	17,176,199
364,196		Moody’s Corp	33,262,021
1,101,329		Morgan Stanley	37,235,933
583,305		Voya Financial, Inc	22,754,728
		TOTAL DIVERSIFIED FINANCIALS	177,787,154

ENERGY - 6.2%
367,038		Baker Hughes, Inc	21,284,534
114,709	*	Cheniere Energy, Inc	8,187,928
355,119		Chevron Corp	36,410,351
245,455	*	Concho Resources, Inc	27,208,687
568,468	*,e	Continental Resources, Inc	25,808,447
255,386	*	Diamondback Energy, Inc	17,619,080
236,704		Energen Corp	15,011,768
406,722		EOG Resources, Inc	36,210,460
502,194		Exxon Mobil Corp	43,901,799
356,504		Kinder Morgan, Inc	14,634,489
180,424		Marathon Petroleum Corp	16,705,458
450,751		Valero Energy Corp	23,835,713
		TOTAL ENERGY	286,818,714

FOOD & STAPLES RETAILING - 2.7%
210,387		Costco Wholesale Corp	30,083,237
414,448		CVS Corp	40,682,216
252,518	*	Diplomat Pharmacy, Inc	6,204,367
676,167		Kroger Co	46,689,331
		TOTAL FOOD & STAPLES RETAILING	123,659,151

FOOD, BEVERAGE & TOBACCO - 5.2%
1,853,157		Britvic plc	19,611,493
173,227		Brown-Forman Corp (Class B)	15,394,684
409,167	*	Constellation Brands, Inc (Class A)	45,192,495
269,887	*	Diamond Foods, Inc	6,633,822
175,999		Mead Johnson Nutrition Co	17,334,142
645,101	p	Mondelez International, Inc	22,733,359
79,064	*	Monster Beverage Corp	9,246,535
692,420		PepsiCo, Inc	64,935,147
315,862		SABMiller plc	17,203,807

18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

332,177		Tyson Foods, Inc (Class A)	$12,968,190
403,725	*	WhiteWave Foods Co (Class A)	13,310,813
		TOTAL FOOD, BEVERAGE & TOBACCO	244,564,487

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
151,787		Anthem, Inc	20,485,173
108,108	*	Edwards Lifesciences Corp	13,551,338
625,429	*	Hologic, Inc	18,991,152
141,735		Humana, Inc	20,755,673
34,490	*	Idexx Laboratories, Inc	5,463,906
460,114	*	Insulet Corp	13,522,750
131,467		McKesson Corp	27,956,457
181,167		STERIS Corp	11,815,712
192,456		Universal Health Services, Inc (Class B)	19,732,514
226,396		Zimmer Holdings, Inc	25,378,992
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	177,653,667

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
129,479	p	Estee Lauder Cos (Class A)	9,139,923
73,570		L’Oreal S.A.	13,154,630
779,897		Procter & Gamble Co	65,737,518
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	88,032,071

INSURANCE - 2.6%
299,497		ACE Ltd	32,333,696
440,975		Allstate Corp	30,775,645
276,130		FNF Group	9,692,163
890,584		Hartford Financial Services Group, Inc	34,643,718
280,378		Metlife, Inc	13,037,577
		TOTAL INSURANCE	120,482,799

MATERIALS - 3.8%
284,377		Akzo Nobel NV	20,486,862
1,389,644		Alcoa, Inc	21,747,928
129,062		Ashland, Inc	15,296,428
283,630		Caesarstone Sdot-Yam Ltd	17,613,423
503,461	p	Dow Chemical Co	22,736,299
201,596		Goldcorp, Inc	4,844,352
153,999		Monsanto Co	18,168,802
133,583		PPG Industries, Inc	29,772,979
616,780		Sealed Air Corp	24,979,590
		TOTAL MATERIALS	175,646,663

MEDIA - 4.0%
349,833	*,p	AMC Networks, Inc	23,333,861
871,232		Comcast Corp (Class A)	46,301,625
166,095	*	DISH Network Corp (Class A)	11,684,783
305,501		Lions Gate Entertainment Corp	8,777,044
469,886		Time Warner, Inc	36,618,216
655,526		Walt Disney Co	59,626,645
		TOTAL MEDIA	186,342,174

19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.2%
718,130		AbbVie, Inc	$43,339,146
185,992	*	Actavis plc	49,574,308
272,110	*	Alkermes plc	19,659,947
205,859	p	Amgen, Inc	31,344,091
160,192	*	BioMarin Pharmaceuticals, Inc	15,564,255
496,634		Bristol-Myers Squibb Co	29,932,131
483,038	*	Celgene Corp	57,558,808
552,488	*	Gilead Sciences, Inc	57,917,317
112,736	*	Illumina, Inc	22,004,940
133,799	*	Jazz Pharmaceuticals plc	22,657,523
504,263		Johnson & Johnson	50,496,897
881,222		Merck & Co, Inc	53,120,062
309,703	*	Mylan Laboratories, Inc	16,460,714
201,972		Novartis AG.	19,682,721
991,648		Pfizer, Inc	30,989,000
102,184	*,e	Pharmacyclics, Inc	17,243,550
99,948	*	Salix Pharmaceuticals Ltd	13,459,997
229,513		Shire Ltd	16,751,667
35,207	*	Spark Therapeutics, Inc	1,760,350
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	569,517,424

REAL ESTATE - 1.1%
276,811		American Tower Corp	26,836,827
455,271		Brixmor Property Group, Inc	12,337,844
162,287		Crown Castle International Corp	14,039,448
		TOTAL REAL ESTATE	53,214,119

RETAILING - 5.4%
38,139	*	AutoZone, Inc	22,767,457
559,289	p	Best Buy Co, Inc	19,686,973
694,801		Home Depot, Inc	72,551,120
94,645		HSN, Inc	7,329,309
1,780,913	*,e	JC Penney Co, Inc	12,947,238
48,350	*,p	NetFlix, Inc	21,361,030
76,244	*,p	O’Reilly Automotive, Inc	14,285,076
173,990	*,p,e	Restoration Hardware Holdings, Inc	15,229,345
226,678	*	Sally Beauty Holdings, Inc	7,045,152
241,818		Target Corp	17,800,223
274,155		Tiffany & Co	23,752,789
37,523	*	Ulta Salon Cosmetics & Fragrance, Inc	4,950,785
176,094		Williams-Sonoma, Inc	13,779,355
		TOTAL RETAILING	253,485,852

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
235,903		Avago Technologies Ltd	24,269,701
446,567		Broadcom Corp (Class A)	18,950,071
1,818,043	p	Intel Corp	60,068,141
810,768	*	Micron Technology, Inc	23,727,125
350,291	*,p	NXP Semiconductors NV	27,792,088
479,574		Texas Instruments, Inc	25,633,230
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	180,440,356
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 11.1%
98,061	*	Alliance Data Systems Corp	$28,322,959
196,950	*	Autodesk, Inc	10,636,285
51,732	*	Baidu, Inc (ADR)	11,273,437
194,194	*	Check Point Software Technologies	14,985,951
290,347	*,p	Citrix Systems, Inc	17,205,963
204,473	*	Electronic Arts, Inc	11,217,389
774,250	*,p	Facebook, Inc	58,773,317
606,307	*,p	Fortinet, Inc	18,125,548
132,089	*,p	Google, Inc	70,604,212
313,397	*,e	LendingClub Corp	5,882,462
34,411	*	LinkedIn Corp	7,733,528
447,582		Mastercard, Inc (Class A)	36,715,151
1,878,074		Microsoft Corp	75,874,190
85,421	*,p	MicroStrategy, Inc (Class A)	13,804,034
986,213		Oracle Corp	41,312,463
422,495	*	Salesforce.com, Inc	23,849,843
577,256	*	Take-Two Interactive Software, Inc	17,156,048
580,000		Tencent Holdings Ltd	9,782,601
417,001	*	VeriFone Systems, Inc	13,089,661
124,252	*,p	VMware, Inc (Class A)	9,579,829
479,756	*,p	Yahoo!, Inc	21,104,466
		TOTAL SOFTWARE & SERVICES	517,029,337

TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
1,799,967	p	Apple, Inc	210,884,134
831,421	*	Ciena Corp	15,397,917
1,846,511		Cisco Systems, Inc	48,683,262
292,776	*	F5 Networks, Inc	32,679,657
88,282	*	Palo Alto Networks, Inc	11,157,962
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	318,802,932

TELECOMMUNICATION SERVICES - 1.8%
452,716	*	Level 3 Communications, Inc	22,518,094
603,642		T-Mobile US, Inc	18,217,916
946,303		Verizon Communications, Inc	43,255,510
		TOTAL TELECOMMUNICATION SERVICES	83,991,520

TRANSPORTATION - 3.1%
293,375		CH Robinson Worldwide, Inc	20,894,168
725,333		CSX Corp	24,153,589
985,204		Delta Air Lines, Inc	46,610,001
159,758		FedEx Corp	27,016,675
82,683	*	Old Dominion Freight Line	5,797,732
221,140		Ryder System, Inc	18,308,181
		TOTAL TRANSPORTATION	142,780,346

UTILITIES - 2.5%
93,059		American Electric Power Co, Inc	5,845,036

21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

302,829		American Water Works Co, Inc	$17,000,820
335,804		Exelon Corp	12,102,376
343,809		NextEra Energy, Inc	37,557,695
294,971	e	NRG Yield, Inc	15,598,067
243,520		Sempra Energy	27,254,758
		TOTAL UTILITIES	115,358,752

		TOTAL COMMON STOCKS	4,623,508,022
		(Cost $3,690,058,969)

PURCHASED OPTIONS - 0.0%

FOOD, BEVERAGE & TOBACCO - 0.0%
20,000		Mondelez International, Inc	22,400
		TOTAL FOOD, BEVERAGE & TOBACCO	22,400

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
40,000		Estee Lauder Cos, Inc	56,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	56,000

MEDIA - 0.0%
30,000		AMC Networks, Inc	32,250
		TOTAL MEDIA	32,250

SOFTWARE & SERVICES - 0.0%
40,000		Yahoo!, Inc	4,800
		TOTAL SOFTWARE & SERVICES	4,800

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
30,000		Apple, Inc	300
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	300

		TOTAL PURCHASED OPTIONS	115,750
		(Cost $198,788)

SHORT-TERM INVESTMENTS - 1.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
85,874,131	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	85,874,131
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	85,874,131
		TOTAL SHORT-TERM INVESTMENTS	85,874,131
		(Cost $85,874,131)

		TOTAL INVESTMENTS - 101.0%	4,709,497,903
		(Cost $3,776,131,888)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(46,575,126)
		NET ASSETS - 100.0%	$4,662,922,777

22

TIAA-CREF FUNDS - Growth & Income Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $84,156,254.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
23

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

AUTOMOBILES & COMPONENTS - 0.5%
70,582	*,e	Tesla Motors, Inc	$14,370,495
		TOTAL AUTOMOBILES & COMPONENTS	14,370,495

CAPITAL GOODS - 2.0%
60,942	*	Middleby Corp	5,790,709
158,520		Roper Industries, Inc	24,465,977
112,541		W.W. Grainger, Inc	26,541,669
		TOTAL CAPITAL GOODS	56,798,355

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
496,704	*	Verisk Analytics, Inc	31,962,902
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	31,962,902

CONSUMER DURABLES & APPAREL - 3.7%
155,537	*,e	Garmin Ltd	8,143,917
583,326		Nike, Inc (Class B)	53,811,824
93,085		Ralph Lauren Corp	15,534,956
354,777		VF Corp	24,610,880
		TOTAL CONSUMER DURABLES & APPAREL	102,101,577

CONSUMER SERVICES - 3.9%
258,628		ARAMARK Holdings Corp	8,100,229
249,875		Marriott International, Inc (Class A)	18,615,688
132,658	*	MGM Mirage	2,584,178
361,344	*	Norwegian Cruise Line Holdings Ltd	15,812,413
124,137	*	Restaurant Brands International, Inc	4,801,619
666,751		Starbucks Corp	58,360,715
		TOTAL CONSUMER SERVICES	108,274,842

DIVERSIFIED FINANCIALS - 5.2%
72,350	*	Affiliated Managers Group, Inc	14,869,372
214,427		Ameriprise Financial, Inc	26,790,509
1,014,674		Charles Schwab Corp	26,361,231
138,369		IntercontinentalExchange Group, Inc	28,466,654
186,764		McGraw-Hill Financial, Inc	16,704,172
340,356		Moody’s Corp	31,084,714
		TOTAL DIVERSIFIED FINANCIALS	144,276,652

ENERGY - 2.0%
228,933	*	Cheniere Energy, Inc	16,341,237
145,328	*	Concho Resources, Inc	16,109,609
259,991		EOG Resources, Inc	23,146,999
		TOTAL ENERGY	55,597,845
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.8%
216,444		CVS Corp	$21,246,143
		TOTAL FOOD & STAPLES RETAILING	21,246,143

FOOD, BEVERAGE & TOBACCO - 2.5%
79,193		Keurig Green Mountain, Inc	9,705,894
272,043		Mead Johnson Nutrition Co	26,793,515
246,326	*	Monster Beverage Corp	28,807,826
80,739	*	WhiteWave Foods Co (Class A)	2,661,965
		TOTAL FOOD, BEVERAGE & TOBACCO	67,969,200

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
444,634	*	Cerner Corp	29,501,466
50,172	*	Intuitive Surgical, Inc	24,809,050
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	54,310,516

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
701,347		Estee Lauder Cos (Class A)	49,508,085
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,508,085

MATERIALS - 3.9%
349,941		Monsanto Co	41,286,039
143,021		PPG Industries, Inc	31,876,521
130,622		Sherwin-Williams Co	35,433,830
		TOTAL MATERIALS	108,596,390

MEDIA - 3.8%
482,823		Comcast Corp (Class A)	25,659,628
360,288		Time Warner, Inc	28,077,244
569,272		Walt Disney Co	51,780,981
		TOTAL MEDIA	105,517,853

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 18.6%
446,303		AbbVie, Inc	26,934,386
143,815	*	Actavis plc	38,332,450
191,971	*	Alexion Pharmaceuticals, Inc	35,176,766
257,765	*	Alkermes plc	18,623,521
159,761		Allergan, Inc	35,029,197
112,879	*	Biogen Idec, Inc	43,927,992
133,649	*	BioMarin Pharmaceuticals, Inc	12,985,337
793,465		Bristol-Myers Squibb Co	47,822,136
778,445	*	Celgene Corp	92,759,506
493,244	*	Gilead Sciences, Inc	51,706,768
119,274	*,p	Illumina, Inc	23,281,092
306,912		Perrigo Co plc	46,570,827
17,964	*	Regeneron Pharmaceuticals, Inc	7,484,880
260,067		Thermo Electron Corp	32,562,989
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	513,197,847
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.7%
596,741	*	CBRE Group, Inc	$19,298,604
		TOTAL REAL ESTATE	19,298,604

RETAILING - 7.0%
12,353		Advance Auto Parts, Inc	1,964,127
230,622	*	Amazon.com, Inc	81,762,418
210,782		Best Buy Co, Inc	7,419,526
257,813		Expedia, Inc	22,153,871
1,737,192	*	Groupon, Inc	12,438,295
529,277		Home Depot, Inc	55,267,104
131,508		Tiffany & Co	11,393,853
		TOTAL RETAILING	192,399,194

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
933,947		Applied Materials, Inc	21,331,350
342,435		Broadcom Corp (Class A)	14,531,229
263,210		Lam Research Corp	20,119,772
368,426	*	NXP Semiconductors NV	29,230,919
37,375		Skyworks Solutions, Inc	3,103,994
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	88,317,264

SOFTWARE & SERVICES - 26.0%
1,074,057	*	Adobe Systems, Inc	75,323,617
109,486	*,e	Alibaba Group Holding Ltd (ADR)	9,753,013
55,639	*	Alliance Data Systems Corp	16,070,212
461,985	*	Autodesk, Inc	24,949,500
373,917	*	eBay, Inc	19,817,601
903,931	*	Facebook, Inc	68,617,402
122,345	*	Google, Inc	65,395,849
95,209	*	Google, Inc (Class A)	51,179,598
979,623		Intuit, Inc	85,050,869
122,186	*,e	LendingClub Corp	2,293,431
69,612	*	LinkedIn Corp	15,644,601
804,423		Mastercard, Inc (Class A)	65,986,819
595,716		Microsoft Corp	24,066,926
594,129	*	Red Hat, Inc	37,899,489
846,845	*	Salesforce.com, Inc	47,804,400
76,803	*	ServiceNow, Inc	5,598,939
240,128		Visa, Inc (Class A)	61,211,029
912,113	*	Yahoo!, Inc	40,123,851
		TOTAL SOFTWARE & SERVICES	716,787,146

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
5,292,316		Alcatel-Lucent (ADR)	18,258,490
1,178,002		Apple, Inc	138,014,715
1,002,154		Cisco Systems, Inc	26,421,790
26,079	*	Palo Alto Networks, Inc	3,296,125
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	185,991,120
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.7%
391,943	*	Level 3 Communications, Inc	$19,495,245
		TOTAL TELECOMMUNICATION SERVICES	19,495,245

TRANSPORTATION - 1.6%
259,040		Delta Air Lines, Inc	12,255,182
177,155	*	Hertz Global Holdings, Inc	3,635,221
240,793		Union Pacific Corp	28,223,348
		TOTAL TRANSPORTATION	44,113,751

		TOTAL COMMON STOCKS	2,700,131,026
		(Cost $2,035,125,394)

SHORT-TERM INVESTMENTS - 1.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
29,948,569	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	29,948,569
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,948,569
		TOTAL SHORT-TERM INVESTMENTS	29,948,569
		(Cost $29,948,569)

		TOTAL INVESTMENTS - 98.9%	2,730,079,595
		(Cost $2,065,073,963)
		OTHER ASSETS & LIABILITIES, NET - 1.1%	30,867,671
		NET ASSETS - 100.0%	$2,760,947,266

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,021,941.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
27

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.5%
415,051	*	American Axle & Manufacturing Holdings, Inc	$10,106,492
435,120		General Motors Co	14,193,614
		TOTAL AUTOMOBILES & COMPONENTS	24,300,106

BANKS - 10.2%
7,808,682		Bank of America Corp	118,301,532
1,368,253		Citigroup, Inc	64,239,479
725,769	*	Hilltop Holdings, Inc	13,172,707
2,331,794		Huntington Bancshares, Inc	23,364,576
1,388,878		Investors Bancorp, Inc	15,291,547
1,351,207		JPMorgan Chase & Co	73,478,637
2,497,849		Keycorp	32,447,059
3,001,970		Regions Financial Corp	26,117,139
1,427,269		TCF Financial Corp	20,980,854
124,685		US Bancorp	5,225,548
2,771,611		Wells Fargo & Co	143,902,043
		TOTAL BANKS	536,521,121

CAPITAL GOODS - 6.7%
433,276		Allegion plc	23,401,237
110,295		General Dynamics Corp	14,692,397
6,084,437		General Electric Co	145,357,200
232,145		Joy Global, Inc	9,736,161
84,404		L-3 Communications Holdings, Inc	10,391,820
903,062		Masco Corp	22,432,060
593,587		SPX Corp	49,606,066
1,226,121		Terex Corp	27,563,200
305,699		United Technologies Corp	35,088,131
355,948	*	USG Corp	10,838,617
		TOTAL CAPITAL GOODS	349,106,889

CONSUMER DURABLES & APPAREL - 2.7%
203,657	*	Deckers Outdoor Corp	13,451,545
1,147,647	*	Jarden Corp	55,110,009
866,473		Mattel, Inc	23,308,124
1,518,975		Pulte Homes, Inc	31,275,695
738,927	*,e	Sony Corp (ADR)	17,209,610
		TOTAL CONSUMER DURABLES & APPAREL	140,354,983

CONSUMER SERVICES - 2.8%
1,118,919		ARAMARK Holdings Corp	35,044,543
185,492	*	Belmond Ltd.	2,038,557
460,327		Carnival Corp	20,235,975
246,901		Darden Restaurants, Inc	15,154,783
28

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,384,992		Extended Stay America, Inc	$27,395,142
399,441		Interval Leisure Group, Inc	9,219,098
9,142	*	Restaurant Brands International LP	339,168
905,101	*	Restaurant Brands International, Inc	35,009,307
		TOTAL CONSUMER SERVICES	144,436,573

DIVERSIFIED FINANCIALS - 6.1%
107,782	*	Ally Financial, Inc	2,016,601
134,780		Capital One Financial Corp	9,867,244
2,113,911	*	E*Trade Financial Corp	48,725,648
127,078		Goldman Sachs Group, Inc	21,909,518
1,506,450	*	ING Groep NV (ADR)	18,740,238
884,997		Legg Mason, Inc	49,064,234
1,479,607		Morgan Stanley	50,025,513
892,721		State Street Corp	63,838,479
1,874,974	*	Synchrony Financial	57,861,697
		TOTAL DIVERSIFIED FINANCIALS	322,049,172

ENERGY - 10.3%
139,221		Anadarko Petroleum Corp	11,381,317
91,055	*,e	Antero Resources Corp	3,155,056
530,889		Apache Corp	33,217,724
227,554		Baker Hughes, Inc	13,195,856
994,915		Chevron Corp	102,008,635
247,186	*	Concho Resources, Inc	27,400,568
303,557		ConocoPhillips	19,118,020
657,615	*	Diamondback Energy, Inc	45,368,859
285,486		EOG Resources, Inc	25,416,819
1,042,026	*,e	EP Energy Corp	10,784,969
1,007,557		Exxon Mobil Corp	88,080,633
321,831		Kinder Morgan, Inc	13,211,162
1,114,066	*	Matador Resources Co	24,019,263
821,014		Nabors Industries Ltd	9,449,871
222,997		Noble Energy, Inc	10,645,877
116,093		Phillips 66	8,163,660
232,415		Pioneer Natural Resources Co	34,985,430
681,947	*,e	RSP Permian, Inc	18,276,180
7,912		Valero Energy Corp	418,387
2,052,513	*	Weatherford International Ltd	21,202,459
450,225		Williams Cos, Inc	19,746,868
		TOTAL ENERGY	539,247,613

FOOD & STAPLES RETAILING - 1.3%
551,566		CVS Corp	54,141,718
173,813		Walgreens Boots Alliance, Inc	12,818,709
		TOTAL FOOD & STAPLES RETAILING	66,960,427

FOOD, BEVERAGE & TOBACCO - 3.5%
538,044		Archer Daniels Midland Co	25,088,992
535,556		ConAgra Foods, Inc	18,974,749
648,215		Kraft Foods Group, Inc	42,354,368
752,934		Mondelez International, Inc	26,533,394
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,029,535		Pinnacle Foods, Inc	$37,032,374
645,892		SABMiller plc	35,179,291
		TOTAL FOOD, BEVERAGE & TOBACCO	185,163,168

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
58,446		Anthem, Inc	7,887,872
187,048		Baxter International, Inc	13,151,345
2,233,798	*	Boston Scientific Corp	33,082,549
1,259,165	*	Hologic, Inc	38,234,545
321,756		Medtronic plc	22,973,378
596,100	*	Olympus Corp	20,615,545
754,605		UnitedHealth Group, Inc	80,176,781
277,940	*	WellCare Health Plans, Inc	20,247,929
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	236,369,944

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
1,138,389		Procter & Gamble Co	95,954,809
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	95,954,809

INSURANCE - 7.1%
418,432		ACE Ltd	45,173,919
610,616		Allstate Corp	42,614,890
729,407		American International Group, Inc	35,646,120
447,556	*	Berkshire Hathaway, Inc (Class B)	64,407,784
987,261		Hartford Financial Services Group, Inc	38,404,453
459,113		Marsh & McLennan Cos, Inc	24,686,506
644,221		Metlife, Inc	29,956,277
528,849		Principal Financial Group	24,818,884
243,766		Prudential Financial, Inc	18,496,964
228,231		Travelers Cos, Inc	23,466,711
686,329		XL Capital Ltd	23,671,487
		TOTAL INSURANCE	371,343,995

MATERIALS - 3.1%
136,755		Akzo Nobel NV	9,851,995
529,060		Axiall Corp	23,410,905
1,981,953	*,e	Cemex SAB de C.V. (ADR)	17,619,562
722,600	*	Constellium NV	13,303,066
167,448		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,814,801
2,742,764	*	Louisiana-Pacific Corp	44,899,047
835,331		Sealed Air Corp	33,830,905
159,797	e	Southern Copper Corp (NY)	4,359,262
234,390	*,e	Trinseo S.A.	3,574,448
85,597	e	Wacker Chemie AG.	9,165,211
		TOTAL MATERIALS	162,829,202

MEDIA - 1.0%
79,640		Naspers Ltd (N Shares)	11,489,014
274,983		Time Warner, Inc	21,429,425
300,883	*	Tribune Co	17,719,000
		TOTAL MEDIA	50,637,439
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
318,912		AbbVie, Inc	$19,246,339
53,649	*	Actavis plc	14,299,605
584,829		Agilent Technologies, Inc	22,088,991
890,151	*	Biovitrum AB	9,330,421
250,627		Bristol-Myers Squibb Co	15,105,289
751,650		Eli Lilly & Co	54,118,800
542,644	*,e	Endo International plc	43,199,889
5,133	*	Foundation Medicine, Inc	244,639
226,786	*,e	Insys Therapeutics, Inc	10,835,835
1,255,118		Johnson & Johnson	125,687,517
241,795	*	Mallinckrodt plc	25,627,852
1,098,997		Merck & Co, Inc	66,247,539
3,050,337		Pfizer, Inc	95,323,031
309,309	*,e	Qiagen NV (NASDAQ)	7,092,456
69,787	*	Salix Pharmaceuticals Ltd	9,398,215
401,825		Zoetis Inc	17,169,982
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	535,016,400

REAL ESTATE - 3.1%
99,561		AvalonBay Communities, Inc	17,223,057
1,183,317		Brixmor Property Group, Inc	32,067,891
476,643	*	Forest City Enterprises, Inc (Class A)	11,677,754
554,748		Mack-Cali Realty Corp	10,823,134
315,360	*	Paramount Group, Inc	6,102,216
249,147		Post Properties, Inc	15,135,680
167,312		Potlatch Corp	6,669,056
369,170	*	Realogy Holdings Corp	17,166,405
935,593		Starwood Property Trust, Inc	22,388,741
98,848		Vornado Realty Trust	10,916,773
811,046		WP GLIMCHER, Inc	14,339,293
		TOTAL REAL ESTATE	164,510,000

RETAILING - 3.3%
108,343	e	American Eagle Outfitters, Inc	1,521,136
845,938		Best Buy Co, Inc	29,777,018
218,772		Dick’s Sporting Goods, Inc	11,299,574
1,012,854		DSW, Inc (Class A)	36,017,088
156,011		Expedia, Inc	13,406,025
3,373,324	*	Groupon, Inc	24,153,000
11,589,948	e	Hengdeli Holdings Ltd	2,167,798
14,425,820	*,e	Intime Retail Group Co Ltd	8,872,444
2,788,859	*,e	JC Penney Co, Inc	20,275,005
96,900	*,e	Lifestyle Properties Development Ltd	16,552
331,121		Target Corp	24,373,817
		TOTAL RETAILING	171,879,457

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
485,935		Applied Materials, Inc	11,098,756
1,657,312	*	Atmel Corp	13,805,409
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,035,842		Broadcom Corp (Class A)	$43,955,955
710,222		Intel Corp	23,465,735
276,050	*	Mellanox Technologies Ltd	12,151,721
2,343,093	*	ON Semiconductor Corp	23,454,361
1,397,793		Teradyne, Inc	25,300,053
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	153,231,990

SOFTWARE & SERVICES - 4.5%
399,421	*	Autodesk, Inc	21,570,731
139,935	*,e	Cimpress NV	11,271,764
110,245	*	Citrix Systems, Inc	6,533,119
540,162	*	eBay, Inc	28,628,586
646,860	*	Fortinet, Inc	19,337,880
1,426,733		Microsoft Corp	57,640,013
288,509	*	Rackspace Hosting, Inc	12,971,365
1,426,982	*	Yahoo!, Inc	62,772,938
5,914,217	*	Zynga, Inc	15,140,395
		TOTAL SOFTWARE & SERVICES	235,866,791

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
4,971,132		Alcatel-Lucent (ADR)	17,150,405
329,247	*	Ciena Corp	6,097,654
2,602,635		Cisco Systems, Inc	68,618,472
441,583		Corning, Inc	10,496,428
1,193,233		EMC Corp	30,940,532
808,081		Hewlett-Packard Co	29,195,967
1,046,062	*	JDS Uniphase Corp	12,709,653
530,992		Juniper Networks, Inc	12,069,448
292,414	*	Keysight Technologies, Inc	9,763,704
2,219,697		Nokia Corp	16,869,697
201,516		Seagate Technology, Inc	11,373,563
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	225,285,523

TELECOMMUNICATION SERVICES - 3.0%
2,269,564		AT&T, Inc	74,714,047
3,447,335	e	Frontier Communications Corp	23,148,855
974,901	*	Level 3 Communications, Inc	48,491,575
544,037		Telephone & Data Systems, Inc	12,648,860
		TOTAL TELECOMMUNICATION SERVICES	159,003,337

TRANSPORTATION - 2.7%
487,727		American Airlines Group, Inc	23,937,641
726,667	*,b,m	AMR Corp (Escrow)	7,266
804,029		Con-Way, Inc	32,941,068
626,233		CSX Corp	20,853,559
126,453		FedEx Corp	21,384,467
1,544,710	*	Hertz Global Holdings, Inc	31,697,449
108,064	*	UAL Corp	7,496,400
346,471	e	UTI Worldwide, Inc	4,112,611
		TOTAL TRANSPORTATION	142,430,461
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

UTILITIES - 4.1%
1,028,203		Centerpoint Energy, Inc	$23,741,207
301,782		Duke Energy Corp	26,297,284
228,320		Edison International	15,560,008
648,184		Exelon Corp	23,360,551
204,552		FirstEnergy Corp	8,249,582
645,888		NextEra Energy, Inc	70,556,805
822,696		NRG Energy, Inc	20,287,683
243,425		PG&E Corp	14,315,824
122,682		Sempra Energy	13,730,570
		TOTAL UTILITIES	216,099,514

		TOTAL COMMON STOCKS	5,228,598,914
		(Cost $4,373,714,158)

SHORT-TERM INVESTMENTS - 2.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
107,253,167	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	107,253,167
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	107,253,167

		TOTAL SHORT-TERM INVESTMENTS	107,253,167
		(Cost $107,253,167)
		TOTAL INVESTMENTS - 101.7%	5,335,852,081
		(Cost $4,480,967,325)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%	(89,434,931)
		NET ASSETS - 100.0%	$5,246,417,150

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $103,182,115.
m	Indicates a security that has been deemed illiquid.
33

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.8%
155,485		Delphi Automotive plc	$10,686,484
141,720	*,e	Mobileye NV	5,582,351
71,850	*,e	Tesla Motors, Inc	14,628,660
		TOTAL AUTOMOBILES & COMPONENTS	30,897,495

BANKS - 1.0%
624,273		Investors Bancorp, Inc	6,873,246
82,131	*	Signature Bank	9,620,004
		TOTAL BANKS	16,493,250

CAPITAL GOODS - 6.4%
329,161		Allison Transmission Holdings, Inc	10,309,322
210,305		Fortune Brands Home & Security, Inc	9,419,561
654,814		Masco Corp	16,265,580
144,230	*	Middleby Corp	13,704,735
191,307		Paccar, Inc	11,499,464
162,677		Rockwell Collins, Inc	13,928,405
120,502		Roper Industries, Inc	18,598,279
73,418		TransDigm Group, Inc	15,089,601
		TOTAL CAPITAL GOODS	108,814,947

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
157,772	*	Stericycle, Inc	20,713,886
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,713,886

CONSUMER DURABLES & APPAREL - 6.2%
180,737		Carter’s, Inc	14,728,258
341,135		DR Horton, Inc	8,364,630
152,844		Hanesbrands, Inc	17,023,765
345,632	e	Hasbro, Inc	18,982,110
105,394	*	Michael Kors Holdings Ltd	7,460,841
47,890	*	Mohawk Industries, Inc	7,903,766
130,603	*	Under Armour, Inc (Class A)	9,413,864
314,111		VF Corp	21,789,880
		TOTAL CONSUMER DURABLES & APPAREL	105,667,114

CONSUMER SERVICES - 3.2%
33,304	*	Chipotle Mexican Grill, Inc (Class A)	23,640,511
152,612		Marriott International, Inc (Class A)	11,369,594
3,235	*	Restaurant Brands International LP	120,019
320,300	*	Restaurant Brands International, Inc	12,389,204
5,978	*	Shake Shack, Inc	274,390
179,720	*,e	Zoe’s Kitchen, Inc	5,560,537
		TOTAL CONSUMER SERVICES	53,354,255
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.7%
210,474		CBOE Holdings, Inc	$13,569,258
505,391	e	iShares Russell Midcap Growth Index Fund	46,329,193
247,806		Lazard Ltd (Class A)	11,349,515
291,375		McGraw-Hill Financial, Inc	26,060,580
186,306		Moody’s Corp	17,015,327
		TOTAL DIVERSIFIED FINANCIALS	114,323,873

ENERGY - 4.6%
193,363	*	Cheniere Energy, Inc	13,802,251
164,027	*	Concho Resources, Inc	18,182,393
125,955	*	Diamondback Energy, Inc	8,689,635
122,281		EQT Corp	9,102,598
458,917		Noble Energy, Inc	21,908,698
283,669	*	Southwestern Energy Co	7,032,154
		TOTAL ENERGY	78,717,729

FOOD & STAPLES RETAILING - 1.4%
349,797		Kroger Co	24,153,483
		TOTAL FOOD & STAPLES RETAILING	24,153,483

FOOD, BEVERAGE & TOBACCO - 6.4%
150,775	*	Constellation Brands, Inc (Class A)	16,653,099
31,585		Dr Pepper Snapple Group, Inc	2,440,573
128,285		Keurig Green Mountain, Inc	15,722,610
253,441		Lorillard, Inc	16,628,264
231,315		Mead Johnson Nutrition Co	22,782,214
152,263	*	Monster Beverage Corp	17,807,158
481,529	*	WhiteWave Foods Co (Class A)	15,876,011
		TOTAL FOOD, BEVERAGE & TOBACCO	107,909,929

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
191,318	*	Acadia Healthcare Co, Inc	11,048,614
305,672	*	Air Methods Corp	12,700,672
115,000		AmerisourceBergen Corp	10,930,750
98,824	*	Centene Corp	10,787,628
272,666	*	Cerner Corp	18,091,389
364,724	*	Insulet Corp	10,719,238
34,114	*	Intuitive Surgical, Inc	16,868,691
287,838	*	Pediatrix Medical Group, Inc	19,541,322
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	110,688,304

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
215,921	p	Church & Dwight Co, Inc	17,472,327
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,472,327

INSURANCE - 0.7%
129,569		Aon plc	11,667,688
		TOTAL INSURANCE	11,667,688
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.8%
126,852		Airgas, Inc	$14,288,609
354,619	*	Berry Plastics Group, Inc	11,993,215
143,710		FMC Corp	8,263,325
122,394		Methanex Corp (New)	5,397,575
180,000		RPM International, Inc	8,614,800
184,476		Valspar Corp	15,390,833
		TOTAL MATERIALS	63,948,357

MEDIA - 2.0%
40,032	*	Charter Communications, Inc	6,049,436
79,381	*	DISH Network Corp (Class A)	5,584,453
381,570	*	Eros International plc	7,158,253
146,049		Omnicom Group, Inc	10,632,367
55,905	*	Rentrak Corp	4,300,772
		TOTAL MEDIA	33,725,281

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
126,069	*	Alkermes plc	9,108,485
192,612	*	BioMarin Pharmaceuticals, Inc	18,714,182
146,591	*	Endo International plc	11,670,110
114,520	*,p	Illumina, Inc	22,353,159
99,817	*,e	Insys Therapeutics, Inc	4,769,256
101,490	*	Jazz Pharmaceuticals plc	17,186,317
500,000	*,e	Merrimack Pharmaceuticals, Inc	4,715,000
298,582	*	Mylan Laboratories, Inc	15,869,633
69,000	*,p	Pacira Pharmaceuticals, Inc	7,407,150
12,715	*	Spark Therapeutics, Inc	635,750
168,823	*	Vertex Pharmaceuticals, Inc	18,594,165
240,000		Zoetis Inc	10,255,200
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	141,278,407

REAL ESTATE - 1.1%
213,569		Crown Castle International Corp	18,475,854
		TOTAL REAL ESTATE	18,475,854

RETAILING - 9.7%
106,840		Advance Auto Parts, Inc	16,987,560
16,428	*	AutoZone, Inc	9,806,859
167,500	*	Dollar Tree, Inc	11,909,250
172,312		Expedia, Inc	14,806,770
1,219,683	*,p	Groupon, Inc	8,732,930
276,591		Macy’s, Inc	17,668,633
32,823	*,p	NetFlix, Inc	14,501,201
54,925	*	O’Reilly Automotive, Inc	10,290,748
150,927	*,e	Restoration Hardware Holdings, Inc	13,210,640
113,779		Signet Jewelers Ltd	13,779,775
201,073		Tractor Supply Co	16,321,096
56,299	*	Ulta Salon Cosmetics & Fragrance, Inc	7,428,090
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

389,225	*	Vipshop Holdings Ltd (ADR)	$8,714,748
		TOTAL RETAILING	164,158,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
166,333		Avago Technologies Ltd	17,112,339
404,188		ChipMOS TECHNOLOGIES Bermuda Ltd	9,486,292
195,959		Lam Research Corp	14,979,106
266,425	*	Mellanox Technologies Ltd	11,728,029
274,800	*	Micron Technology, Inc	8,042,022
102,180	*	NXP Semiconductors NV	8,106,961
167,895	p	Skyworks Solutions, Inc	13,943,680
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	83,398,429

SOFTWARE & SERVICES - 13.7%
412,109		Activision Blizzard, Inc	8,611,018
254,814	*	Akamai Technologies, Inc	14,818,708
66,192	*	Alliance Data Systems Corp	19,118,235
332,283	*	Autodesk, Inc	17,944,944
208,258	*	DealerTrack Holdings, Inc	8,371,972
147,730	*	FleetCor Technologies, Inc	20,756,065
597,199	*	Fortinet, Inc	17,853,264
227,881	*	Guidewire Software, Inc	11,416,838
296,258	*	HomeAway, Inc	7,551,616
137,397		Intuit, Inc	11,928,807
38,775	*	LendingClub Corp	727,807
82,410	*	LinkedIn Corp	18,520,824
700,515	*,e	MobileIron, Inc	6,143,516
458,642	*	QLIK Technologies, Inc	13,025,433
95,776	*	Red Hat, Inc	6,109,551
169,384	*	ServiceNow, Inc	12,348,094
562,551	*	Vantiv, Inc	19,346,129
415,342	*	VeriFone Systems, Inc	13,037,585
83,798	*,e,p	Yelp, Inc	4,396,881
		TOTAL SOFTWARE & SERVICES	232,027,287

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
189,000		Amphenol Corp (Class A)	10,151,190
54,973	*	F5 Networks, Inc	6,136,086
42,674	*	Palo Alto Networks, Inc	5,393,567
127,176		SanDisk Corp	9,653,930
94,303	*,e	Stratasys Ltd	7,496,145
112,220	p	Western Digital Corp	10,911,151
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	49,742,069

TELECOMMUNICATION SERVICES - 2.7%
284,345	*	Level 3 Communications, Inc	14,143,320
614,778	*	RingCentral, Inc	8,299,503
206,273	*	SBA Communications Corp (Class A)	24,072,059
		TOTAL TELECOMMUNICATION SERVICES	46,514,882
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.9%
76,264		CH Robinson Worldwide, Inc	$5,431,522
169,475		Ryder System, Inc	14,030,835
333,000		Southwest Airlines Co	15,044,940
188,771	*	Spirit Airlines, Inc	13,995,482
		TOTAL TRANSPORTATION	48,502,779

		TOTAL COMMON STOCKS	1,682,645,925
		(Cost $1,445,139,600)

SHORT-TERM INVESTMENTS - 6.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.2%
104,875,970	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	104,875,970
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	104,875,970
		TOTAL SHORT-TERM INVESTMENTS	104,875,970
		(Cost $104,875,970)

		TOTAL INVESTMENTS - 105.3%	1,787,521,895
		(Cost $1,550,015,570)
		OTHER ASSETS & LIABILITIES, NET - (5.3)%	(90,019,504)
		NET ASSETS - 100.0%	$1,697,502,391

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $101,375,311.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
38

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 1.4%
155,000	e	Autoliv, Inc	$16,439,300
200,000		Lear Corp	20,070,000
133,000		Magna International, Inc (Class A) (NY)	12,770,660
130,000	*	TRW Automotive Holdings Corp	13,412,100
100,000	*	Visteon Corp	9,695,000
		TOTAL AUTOMOBILES & COMPONENTS	72,387,060

BANKS - 6.8%
659,627		BankUnited	18,245,283
559,950		CIT Group, Inc	24,537,009
76,787		Cullen/Frost Bankers, Inc	4,783,830
417,507		East West Bancorp, Inc	15,105,403
422,000	*	Essent Group Ltd	9,870,580
2,406,802		Fifth Third Bancorp	41,637,675
400,000		First Horizon National Corp	5,196,000
1,252,519	*	Hilltop Holdings, Inc	22,733,220
3,389,170		Huntington Bancshares, Inc	33,959,484
1,322,738		Investors Bancorp, Inc	14,563,345
3,222,167		Keycorp	41,855,949
227,105		M&T Bank Corp	25,699,202
2,000,000		Regions Financial Corp	17,400,000
874,308		SunTrust Banks, Inc	33,590,913
673,624		Synovus Financial Corp	17,359,290
982,368		TCF Financial Corp	14,440,810
303,552		Zions Bancorporation	7,273,106
		TOTAL BANKS	348,251,099

CAPITAL GOODS - 4.4%
124,369	*	Armstrong World Industries, Inc	6,305,508
265,239		Crane Co	16,166,317
309,445		Exelis, Inc	5,294,604
240,015		Fortune Brands Home & Security, Inc	10,750,272
205,000		Hubbell, Inc (Class B)	21,738,200
211,209		Ingersoll-Rand plc	14,024,278
440,027		ITT Corp	15,757,367
240,680		KBR, Inc	3,978,440
510,033		Masco Corp	12,669,220
520,655		Paccar, Inc	31,296,572
147,356		Rockwell Collins, Inc	12,616,621
152,267		SPX Corp	12,724,953
270,017		Terex Corp	6,069,982
618,892		Textron, Inc	26,340,043
208,000	*	WABCO Holdings, Inc	19,795,360
121,813		Westinghouse Air Brake Technologies Corp	10,165,295
		TOTAL CAPITAL GOODS	225,693,032

39

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
451,889		Republic Services, Inc	$17,930,955
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,930,955

CONSUMER DURABLES & APPAREL - 2.2%
700,000		DR Horton, Inc	17,164,000
663,099	*	Jarden Corp	31,842,014
425,000		Mattel, Inc	11,432,500
830,052		Newell Rubbermaid, Inc	30,604,017
6,500	*	NVR, Inc	8,152,495
400,000	*	Steven Madden Ltd	13,736,000
		TOTAL CONSUMER DURABLES & APPAREL	112,931,026

CONSUMER SERVICES - 1.9%
192,572		ARAMARK Holdings Corp	6,031,355
373,300		Darden Restaurants, Inc	22,913,154
1,350,086	*	Denny’s Corp	14,688,935
455,606		Extended Stay America, Inc	9,011,887
320,022		Interval Leisure Group, Inc	7,386,108
294,710		Marriott International, Inc (Class A)	21,955,895
428,925	*	Restaurant Brands International, Inc	16,590,819
		TOTAL CONSUMER SERVICES	98,578,153

DIVERSIFIED FINANCIALS - 3.8%
500,000	*	Ally Financial, Inc	9,355,000
480,378		Ameriprise Financial, Inc	60,018,427
540,302		Blackstone Group LP	20,174,877
247,557		Discover Financial Services	13,462,150
1,227,960	*	E*Trade Financial Corp	28,304,478
717,129		Invesco Ltd	26,340,148
281,414		Lazard Ltd (Class A)	12,888,761
445,027		Raymond James Financial, Inc	23,417,321
		TOTAL DIVERSIFIED FINANCIALS	193,961,162

ENERGY - 8.0%
467,000		Anadarko Petroleum Corp	38,177,250
188,000		Apache Corp	11,763,160
633,627		Baker Hughes, Inc	36,744,029
1,693,393		Capital Product Partners LP	15,511,480
50,000	*	Concho Resources, Inc	5,542,500
445,000		Consol Energy, Inc	12,882,750
125,000	*,e	Continental Resources, Inc	5,675,000
124,681	*	Diamondback Energy, Inc	8,601,742
154,660	*	Dresser-Rand Group, Inc	12,385,173
137,532	*	Dril-Quip, Inc	10,209,000
320,000		Energen Corp	20,294,400
294,710		EQT Corp	21,938,212
800,000		Gibson Energy, Inc	14,234,674
950,000		Nabors Industries Ltd	10,934,500
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

492,000		Noble Energy, Inc	$23,488,080
127,707		Oceaneering International, Inc	6,686,739
163,363		Oneok, Inc	7,192,873
434,219		Patterson-UTI Energy, Inc	7,451,198
196,473		Questar Market Resources, Inc	3,972,684
726,952		Rowan Cos plc	15,353,226
180,000		SemGroup Corp	12,119,400
70,000		Shell Midstream Partners LP	2,801,400
425,100		Superior Energy Services	8,502,000
220,000	e	Targa Resources Investments, Inc	19,102,600
368,388		Tesco Corp	3,772,293
451,889		Tesoro Corp	36,932,888
471,536	*	Weatherford International Ltd	4,870,967
350,000	*	Whiting Petroleum Corp	10,507,000
557,831		Williams Cos, Inc	24,466,468
		TOTAL ENERGY	412,113,686

FOOD & STAPLES RETAILING - 0.4%
272,660		Kroger Co	18,827,173
		TOTAL FOOD & STAPLES RETAILING	18,827,173

FOOD, BEVERAGE & TOBACCO - 3.1%
221,032		Archer Daniels Midland Co	10,306,722
240,680		Ingredion, Inc	19,408,435
415,000		Lorillard, Inc	27,228,150
260,000		Molson Coors Brewing Co (Class B)	19,741,800
373,300		Reynolds American, Inc	25,365,735
95,289	e	Sanderson Farms, Inc	7,619,309
1,345,844		Tyson Foods, Inc (Class A)	52,541,750
		TOTAL FOOD, BEVERAGE & TOBACCO	162,211,901

HEALTH CARE EQUIPMENT & SERVICES - 7.5%
862,335	*	Allscripts Healthcare Solutions, Inc	10,270,410
2,150,000	*	Boston Scientific Corp	31,841,500
900,000		Cardinal Health, Inc	74,871,000
779,000	*	CareFusion Corp	46,194,700
451,889		Cigna Corp	48,275,302
180,000		Healthsouth Corp	7,938,000
720,000	*	Hologic, Inc	21,862,800
273,000		Humana, Inc	39,978,120
510,832		Omnicare, Inc	38,302,183
284,887	*	Tenet Healthcare Corp	12,045,022
255,416		Universal Health Services, Inc (Class B)	26,187,803
257,380		Zimmer Holdings, Inc	28,852,298
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	386,619,138

INSURANCE - 7.2%
319,270		ACE Ltd	34,468,389
343,829		Aon plc	30,961,802
280,017	*	Arch Capital Group Ltd	16,232,586
334,005		Axis Capital Holdings Ltd	17,000,855
1,100,000		Conseco, Inc	17,072,000
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

124,761		Everest Re Group Ltd	$21,381,540
540,302		FNF Group	18,964,600
1,326,197		Hartford Financial Services Group, Inc	51,589,063
221,032		Intact Financial Corp	14,771,415
618,892		Marsh & McLennan Cos, Inc	33,277,823
196,473		PartnerRe Ltd	22,476,511
425,026		Principal Financial Group	19,946,470
162,091		RenaissanceRe Holdings Ltd	15,500,762
383,324		UnumProvident Corp	11,906,044
280,017		Validus Holdings Ltd	11,102,674
1,016,751		XL Capital Ltd	35,067,742
		TOTAL INSURANCE	371,720,276

MATERIALS - 4.9%
382,636		Albemarle Corp	18,466,013
216,121		Ashland, Inc	25,614,661
260,000		Axiall Corp	11,505,000
763,942	*	Berry Plastics Group, Inc	25,836,518
275,063		Celanese Corp (Series A)	14,787,387
420,000	*	Crown Holdings, Inc	18,610,200
470,029		Cytec Industries, Inc	22,556,692
785,895	*	Ferro Corp	8,747,011
880,000	*	Louisiana-Pacific Corp	14,405,600
330,000		MeadWestvaco Corp	16,592,400
716,000		Nucor Corp	31,253,400
152,267		Schweitzer-Mauduit International, Inc	5,917,096
412,595	*	WR Grace & Co	35,763,735
		TOTAL MATERIALS	250,055,713

MEDIA - 2.2%
859,572	*	DISH Network Corp (Class A)	60,470,890
1,424,434		Interpublic Group of Cos, Inc	28,403,214
150,000	*	Madison Square Garden, Inc	11,362,500
267,778		MDC Partners, Inc	6,399,894
155,000	*	Tribune Co	9,127,950
		TOTAL MEDIA	115,764,448

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
172,000	*	Actavis plc	45,844,880
559,950		Agilent Technologies, Inc	21,149,312
607,514	*	Biovitrum AB	6,367,865
101,887		Lonza Group AG.	12,067,110
279,334	*	Mallinckrodt plc	29,606,611
383,123	*	Mylan Laboratories, Inc	20,362,987
330,020	*	PerkinElmer, Inc	15,085,214
222,998		Perrigo Co plc	33,837,716
243,000	*,e	Salix Pharmaceuticals Ltd	32,724,810
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	217,046,505

REAL ESTATE - 12.0%
350,022		American Assets Trust,Inc	15,533,976
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

324,182		AvalonBay Communities, Inc	$56,080,244
513,932		Blackstone Mortgage Trust, Inc	15,006,815
241,000		Boston Properties, Inc	33,450,800
890,000		Brixmor Property Group, Inc	24,119,000
1,455,000		DDR Corp	28,518,000
382,664		Gaming and Leisure Properties, Inc	12,486,326
1,079,793		General Growth Properties, Inc	32,588,153
820,000		HCP, Inc	38,777,800
1,420,088		Host Marriott Corp	32,505,814
735,000		Kennedy-Wilson Holdings, Inc	19,543,650
339,000		Kilroy Realty Corp	25,136,850
755,048		Kimco Realty Corp	20,877,077
235,769		Macerich Co	20,278,492
569,773		Mack-Cali Realty Corp	11,116,271
2,357,684		MFA Mortgage Investments, Inc	18,484,243
550,000		Parkway Properties, Inc	10,065,000
501,008		Pennsylvania REIT	11,989,122
825,000		Prologis, Inc	37,240,500
178,000		SL Green Realty Corp	22,428,000
982,368		Starwood Property Trust, Inc	23,508,066
103,006		Taubman Centers, Inc	8,441,342
1,306,550		Two Harbors Investment Corp	13,483,596
355,000		Vornado Realty Trust	39,206,200
648,363		Weingarten Realty Investors	24,300,645
1,410,000		WP GLIMCHER, Inc	24,928,800
		TOTAL REAL ESTATE	620,094,782

RETAILING - 3.5%
305,000	e	Abercrombie & Fitch Co (Class A)	7,783,600
105,000		Advance Auto Parts, Inc	16,695,000
496,096	*	Ann Taylor Stores Corp	16,420,778
900,000		Best Buy Co, Inc	31,680,000
510,000		DSW, Inc (Class A)	18,135,600
1,208,313	*	Liberty Interactive Corp	33,059,444
145,000	*	Liberty Ventures	5,415,750
476,448		Macy’s, Inc	30,435,498
1,105,164		Staples, Inc	18,843,046
		TOTAL RETAILING	178,468,716

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
1,190,000		Applied Materials, Inc	27,179,600
176,826		Avago Technologies Ltd	18,191,859
580,000		Broadcom Corp (Class A)	24,612,300
373,300		Lam Research Corp	28,535,052
1,230,000	*	Micron Technology, Inc	35,995,950
392,947	*	NXP Semiconductors NV	31,176,415
579,598		Teradyne, Inc	10,490,724
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	176,181,900

SOFTWARE & SERVICES - 1.6%
775,000		CA, Inc	23,482,500
167,003	*	Citrix Systems, Inc	9,896,598
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

3,782,118		Xerox Corp	$49,810,494
		TOTAL SOFTWARE & SERVICES	83,189,592

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
426,727	*	Arrow Electronics, Inc	23,487,054
475,135		Avnet, Inc	19,775,119
1,460,000		Brocade Communications Systems, Inc	16,235,200
471,536	*	Ciena Corp	8,732,847
1,596,348	*	JDS Uniphase Corp	19,395,628
491,185		Juniper Networks, Inc	11,164,635
279,975	*	Keysight Technologies, Inc	9,348,365
402,771		NetApp, Inc	15,224,744
603,941		Seagate Technology, Inc	34,086,430
785,895		TE Connectivity Ltd	52,175,569
412,595		Western Digital Corp	40,116,612
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	249,742,203

TELECOMMUNICATION SERVICES - 1.0%
638,539	*	Level 3 Communications, Inc	31,760,930
471,536		Telephone & Data Systems, Inc	10,963,212
337,352		T-Mobile US, Inc	10,181,283
		TOTAL TELECOMMUNICATION SERVICES	52,905,425

TRANSPORTATION - 2.2%
160,000		Alaska Air Group, Inc	10,859,200
350,000		American Airlines Group, Inc	17,178,000
230,000	*	Avis Budget Group, Inc	13,181,300
231,132		Costamare, Inc	3,947,735
690,000		CSX Corp	22,977,000
170,000		Delta Air Lines, Inc	8,042,700
200,000		Ryder System, Inc	16,558,000
545,716		Safe Bulkers, Inc	1,959,120
235,769	*	UAL Corp	16,355,295
		TOTAL TRANSPORTATION	111,058,350

UTILITIES - 11.6%
392,947		American Water Works Co, Inc	22,060,045
805,542	*	Calpine Corp	16,819,717
1,377,086		Centerpoint Energy, Inc	31,796,916
835,013		CMS Energy Corp	31,505,041
535,391		DTE Energy Co	48,003,157
854,661		Edison International	58,245,147
165,011		National Fuel Gas Co	10,466,648
903,778		NiSource, Inc	39,097,436
329,249		Northeast Utilities	18,299,659
375,024		NorthWestern Corp	21,661,386
766,248		NRG Energy, Inc	18,895,676
717,129		OGE Energy Corp	25,228,598
306,099		PG&E Corp	18,001,682
1,159,194		PPL Corp	41,151,387
893,955		Public Service Enterprise Group, Inc	38,153,999
360,022		Questar Corp	9,342,571

44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

643,451		Sempra Energy	$72,015,036
410,000		Southwest Gas Corp	25,198,600
304,534		UIL Holdings Corp	14,008,564
982,368		Xcel Energy, Inc	36,868,271
		TOTAL UTILITIES	596,819,536

		TOTAL COMMON STOCKS	5,072,551,831
		(Cost $3,632,166,488)

SHORT-TERM INVESTMENTS - 1.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
67,349,859	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	67,349,859
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	67,349,859
		TOTAL SHORT-TERM INVESTMENTS	67,349,859
		(Cost $67,349,859)

		TOTAL INVESTMENTS - 99.7%	5,139,901,690
		(Cost $3,699,516,347)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	17,092,479
		NET ASSETS - 100.0%	$5,156,994,169

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $65,965,008.
45

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.2%
667,900		Dana Holding Corp	$13,939,073
349,374	*	Tenneco, Inc	17,964,811
		TOTAL AUTOMOBILES & COMPONENTS	31,903,884

BANKS - 7.9%
179,243		Banner Corp	7,237,832
227,105		Boston Private Financial Holdings, Inc	2,498,155
767,511		Brookline Bancorp, Inc	7,368,106
1,085,349		Capitol Federal Financial	13,523,448
757,975		Cathay General Bancorp	18,108,023
627,200		First Commonwealth Financial Corp	4,948,608
750,011		FirstMerit Corp	12,288,930
1,535,584		Investors Bancorp, Inc	16,906,780
2,171,898	*	MGIC Investment Corp	18,504,571
1,218,047		National Penn Bancshares, Inc	11,815,056
503,000		Old National Bancorp	6,745,230
488,981		Oritani Financial Corp	6,899,522
561,557		PrivateBancorp, Inc	17,037,639
340,643		Prosperity Bancshares, Inc	15,598,043
798,475		Provident Financial Services, Inc	13,861,526
412,718		Sterling Bancorp/DE	5,439,623
510,500		Umpqua Holdings Corp	7,917,855
429,275		Webster Financial Corp	13,105,766
510,500	*	Western Alliance Bancorp	13,124,955
		TOTAL BANKS	212,929,668

CAPITAL GOODS - 8.2%
111,730		Acuity Brands, Inc	16,747,210
220,975	*	Aerovironment, Inc	5,654,750
214,656	*	American Woodmark Corp	8,828,801
326,438		Applied Industrial Technologies, Inc	13,197,888
158,100		Clarcor, Inc	9,885,993
355,270		Comfort Systems USA, Inc	5,915,245
105,300		Cubic Corp	5,506,137
114,589		Curtiss-Wright Corp	7,623,606
98,882	*	DXP Enterprises, Inc	4,056,140
362,986		EMCOR Group, Inc	14,650,115
146,093		EnerSys	8,528,909
206,221		Hexcel Corp	9,121,155
224,416	*	II-VI, Inc	3,857,711
183,235		John Bean Technologies Corp	5,531,865
81,704		LB Foster Co (Class A)	3,873,587
336,500	*	Mastec, Inc	6,231,980
276,570		Mueller Industries, Inc	8,681,532
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

490,077	*	Orbital Sciences Corp	$13,766,263
75,777	*,e	Proto Labs, Inc	4,879,281
281,365	*,e	Taser International, Inc	7,599,669
137,600	*	Teledyne Technologies, Inc	13,077,504
130,594		Tennant Co	8,516,035
386,136	*	Thermon Group Holdings	7,896,481
105,300		Toro Co	6,835,023
133,550		Universal Forest Products, Inc	6,685,513
138,670	*	WABCO Holdings, Inc	13,197,224
		TOTAL CAPITAL GOODS	220,345,617

COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
271,180		ABM Industries, Inc	7,828,966
274,367		Herman Miller, Inc	7,970,361
270,000		HNI Corp	13,297,500
187,890	*	Huron Consulting Group, Inc	14,133,086
364,886	*	Korn/Ferry International	10,399,251
142,400		Mobile Mini, Inc	5,169,120
346,221		Resources Connection, Inc	5,781,891
468,121		Rollins, Inc	15,471,399
545,927	*	TrueBlue, Inc	12,043,150
203,232		Viad Corp	5,483,199
288,075	*	WageWorks, Inc	15,855,648
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	113,433,571

CONSUMER DURABLES & APPAREL - 2.1%
448,450		Brunswick Corp	24,341,866
134,800		Columbia Sportswear Co	5,729,000
495,873	*	CROCS, Inc	5,256,254
78,300	*	G-III Apparel Group Ltd	7,610,760
243,200		La-Z-Boy, Inc	6,491,008
229,605	*	Steven Madden Ltd	7,884,635
		TOTAL CONSUMER DURABLES & APPAREL	57,313,523

CONSUMER SERVICES - 4.9%
729,769	*	Belmond Ltd.	8,020,161
52,600	*	Buffalo Wild Wings, Inc	9,379,632
149,340		DineEquity, Inc	15,942,045
87,765		Domino’s Pizza, Inc	8,693,123
312,351	*	Grand Canyon Education, Inc	13,687,221
239,249	*	Hyatt Hotels Corp	13,460,148
122,100		Jack in the Box, Inc	10,352,859
160,541		Marriott Vacations Worldwide Corp	12,281,387
128,100	*	Popeyes Louisiana Kitchen, Inc	7,355,502
678,249		Service Corp International	15,348,775
194,700		Vail Resorts, Inc	17,086,872
		TOTAL CONSUMER SERVICES	131,607,725

DIVERSIFIED FINANCIALS - 0.8%
701,710		BGC Partners, Inc (Class A)	5,494,389
233,542		Evercore Partners, Inc (Class A)	11,179,656
43,000		iShares Russell 2000 Index Fund	4,975,100
		TOTAL DIVERSIFIED FINANCIALS	21,649,145
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 3.6%
400,000	*	C&J Energy Services, Inc	$4,120,000
327,702		Delek US Holdings, Inc	10,109,607
342,100		Green Plains Renewable Energy, Inc	8,008,561
501,468	*	Helix Energy Solutions Group, Inc	9,412,554
759,060	*	Kosmos Energy LLC	6,656,956
386,982	*	Matrix Service Co	7,430,054
762,946	*	Newpark Resources, Inc	6,591,853
292,000		Patterson-UTI Energy, Inc	5,010,720
1,050,974	*	Pioneer Energy Services Corp	4,351,032
637,298	*	Renewable Energy Group, Inc	5,569,985
122,800		St. Mary Land & Exploration Co	4,644,296
202,784	*	Stone Energy Corp	2,855,199
70,462	e	Targa Resources Investments, Inc	6,118,216
202,300	e	US Silica Holdings Inc	5,097,960
478,929	*	Vaalco Energy, Inc	2,653,267
199,000		Western Refining, Inc	7,388,870
		TOTAL ENERGY	96,019,130

FOOD & STAPLES RETAILING - 0.8%
782,300	*	Supervalu, Inc	7,619,602
144,200	*	United Natural Foods, Inc	11,143,776
49,632		Weis Markets, Inc	2,274,635
		TOTAL FOOD & STAPLES RETAILING	21,038,013

FOOD, BEVERAGE & TOBACCO - 1.4%
510,500		Dean Foods Co	9,250,260
96,278		J&J Snack Foods Corp	9,446,797
105,265	e	Sanderson Farms, Inc	8,416,990
122,477	*	TreeHouse Foods, Inc	11,108,664
		TOTAL FOOD, BEVERAGE & TOBACCO	38,222,711

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
103,904	*	Abiomed, Inc	5,375,993
185,770	*	Align Technology, Inc	9,855,098
575,424	*	AMN Healthcare Services, Inc	10,829,480
209,900	*	Angiodynamics, Inc	4,039,526
102,177	*	Anika Therapeutics, Inc	4,003,295
87,492	e	Computer Programs & Systems, Inc	4,309,856
177,628	*	Cyberonics, Inc	9,870,788
385,431	*	Cynosure, Inc (Class A)	11,647,725
969,192	*	Five Star Quality Care, Inc	3,372,788
311,658	*	Globus Medical, Inc	7,348,896
322,954	*	HealthStream, Inc	9,126,680
135,943	*	ICU Medical, Inc	11,362,116
488,626	*	MedAssets, Inc	9,044,467
257,939	*	Natus Medical, Inc	9,698,506
277,390	*	NuVasive, Inc	12,848,705
243,916	*	Omnicell, Inc	7,763,846
750,245	*	OraSure Technologies, Inc	6,894,752
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

297,443	*	PharMerica Corp	$6,844,163
235,430	*	Premier, Inc	7,651,475
635,638		Quality Systems, Inc	10,354,543
413,300		Select Medical Holdings Corp	5,587,816
155,074	*	Thoratec Corp	5,565,606
101,333	*	WellCare Health Plans, Inc	7,382,109
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	180,778,229

INSURANCE - 2.9%
266,437		Aspen Insurance Holdings Ltd	11,542,051
210,500		Assured Guaranty Ltd	5,140,410
70,200		Endurance Specialty Holdings Ltd	4,290,624
294,465		HCI Group, Inc	13,607,228
856,610		Maiden Holdings Ltd	10,707,625
759,792	*	MBIA, Inc	6,093,532
297,690		Montpelier Re Holdings Ltd	10,457,850
540,279	*	Third Point Reinsurance Ltd	7,147,891
223,407		Validus Holdings Ltd	8,858,087
		TOTAL INSURANCE	77,845,298

MATERIALS - 4.4%
240,890		A. Schulman, Inc	8,395,017
551,200	*	Berry Plastics Group, Inc	18,641,584
388,784	*	Boise Cascade Co	15,722,425
463,680	*,e	Coeur d’Alene Mines Corp	2,921,184
503,200		Commercial Metals Co	6,752,944
349,981		Globe Specialty Metals, Inc	5,396,707
285,419	*,e	Horsehead Holding Corp	3,836,031
214,370		Innospec, Inc	8,461,184
262,540		Minerals Technologies, Inc	17,151,738
158,480		OM Group, Inc	4,437,440
608,735	*	Resolute Forest Products	10,348,495
343,914		Schnitzer Steel Industries, Inc (Class A)	5,805,268
154,393		Sensient Technologies Corp	9,417,973
		TOTAL MATERIALS	117,287,990

MEDIA - 1.0%
535,861	*	Journal Communications, Inc (Class A)	5,385,403
518,680	*	Live Nation, Inc	12,329,024
359,400		Time, Inc	8,999,376
		TOTAL MEDIA	26,713,803

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
238,900	*,e	Acadia Pharmaceuticals, Inc	7,269,727
45,685	*,e	Acceleron Pharma, Inc	1,803,187
313,100	*,e	Achillion Pharmaceuticals, Inc	4,649,535
267,300	*	Acorda Therapeutics, Inc	11,106,315
745,448	*,e	Affymetrix, Inc	8,229,746
87,000	*	Alder Biopharmaceuticals, Inc	2,355,960
84,579	*,e	AMAG Pharmaceuticals, Inc	3,737,546
61,200	*,e	ANI Pharmaceuticals, Inc	3,425,364
575,300	*,e	Arena Pharmaceuticals, Inc	2,479,543
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

180,000	*,e	Arrowhead Research Corp	$1,135,800
380,597	*	Cambrex Corp	8,536,791
107,296	*,e	Cara Therapeutics Inc	1,157,724
377,258	*	Catalent, Inc	10,419,866
201,400	*,e	Celldex Therapeutics, Inc	4,313,988
151,704	*	Cepheid, Inc	8,572,793
629,396	*,e	CTI BioPharma Corp	1,384,671
422,982	*,e	Cytokinetics, Inc	2,998,942
678,552	*	Depomed, Inc	12,397,145
722,707	*	Dyax Corp	10,920,103
96,889	*,e	Genomic Health, Inc	3,127,577
68,016	*	Hyperion Therapeutics, Inc	1,720,805
428,170	*	Impax Laboratories, Inc	15,700,994
79,900	*	INC Research Holdings, Inc	1,861,670
396,900	*	Infinity Pharmaceuticals, Inc	6,128,136
217,400	*	Insmed, Inc	3,361,004
297,470	*,e	Isis Pharmaceuticals, Inc	20,379,670
51,600	*,e	Karyopharm Therapeutics, Inc	1,368,948
222,600	*	Lannett Co, Inc	10,557,918
101,000	*	MacroGenics, Inc	3,193,620
413,770	*	Medicines Co	11,862,786
191,082	*	Momenta Pharmaceuticals, Inc	2,057,953
150,519	*	NPS Pharmaceuticals, Inc	6,902,801
66,300	*	Parexel International Corp	4,041,648
226,100	*	PRA Health Sciences, Inc	5,907,993
355,344	*	Prestige Brands Holdings, Inc	12,174,086
206,821	*,e	Prothena Corp plc	4,680,359
45,451	*,e	Puma Biotechnology, Inc	9,593,797
48,100	*	Receptos, Inc	5,299,177
128,281	*	Sagent Pharmaceuticals	3,292,973
244,641	*,e	Sangamo Biosciences, Inc	3,128,958
20,411	*	Spark Therapeutics, Inc	1,020,550
461,000	*,e	Spectrum Pharmaceuticals, Inc	3,227,000
96,800	*,e	TESARO, Inc	3,894,264
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	251,379,433

REAL ESTATE - 9.6%
354,990		Chesapeake Lodging Trust	13,035,233
1,463,582		Cousins Properties, Inc	16,157,945
839,044		CubeSmart	20,674,044
1,362,032		DiamondRock Hospitality Co	19,790,325
575,770		DuPont Fabros Technology, Inc	21,453,190
196,170		EastGroup Properties, Inc	12,680,429
320,800		Entertainment Properties Trust	20,871,248
244,242		Extra Space Storage, Inc	16,119,972
166,567		Lamar Advertising Co	9,331,083
521,100		LaSalle Hotel Properties	21,083,706
1,183,040		Lexington Corporate Properties Trust	13,498,486
179,263		LTC Properties, Inc	8,411,020
109,729		Potlatch Corp	4,373,798
123,178		PS Business Parks, Inc	10,360,502
539,500		Retail Opportunities Investment Corp	9,532,965
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

90,218		RLJ Lodging Trust	$3,073,727
99,029		Saul Centers, Inc	5,653,566
226,654		Sovran Self Storage, Inc	21,475,467
585,183		Sunstone Hotel Investors, Inc	9,977,370
		TOTAL REAL ESTATE	257,554,076

RETAILING - 3.9%
68,084	*	America’s Car-Mart, Inc	3,615,941
113,200	*	Asbury Automotive Group, Inc	8,400,572
203,000	*	Burlington Stores, Inc	10,127,670
88,815		Children’s Place Retail Stores, Inc	5,324,460
184,200		DSW, Inc (Class A)	6,550,152
399,600	*	Express Parent LLC	5,226,768
744,800	*,e	JC Penney Co, Inc	5,414,696
2,015,900	*	Office Depot, Inc	15,320,840
807,053	*	Orbitz Worldwide, Inc	7,449,099
252,586		Penske Auto Group, Inc	12,212,533
384,250	*	Select Comfort Corp	11,466,020
281,000		Stage Stores, Inc	5,620,000
241,849	*	Zumiez, Inc	9,018,549
		TOTAL RETAILING	105,747,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
220,000	*	Advanced Energy Industries, Inc	5,280,000
172,051	*	Cabot Microelectronics Corp	8,501,040
187,921	*	Cavium Networks, Inc	11,051,634
1,724,128	*	Entropic Communications, Inc	4,465,492
286,200	*	Inphi Corp	5,609,520
508,973	*	Integrated Device Technology, Inc	9,309,116
1,668,229	*	Lattice Semiconductor Corp	11,894,473
236,543		Monolithic Power Systems, Inc	11,233,427
485,955	*	Photronics, Inc	4,082,022
1,444,272	*	PMC - Sierra, Inc	12,767,364
102,700	*	Qorvo, Inc	7,586,449
384,875	*	Rambus, Inc	4,329,844
1,831,646	*	Silicon Image, Inc	13,297,750
254,600		Tessera Technologies, Inc	9,440,568
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	118,848,699

SOFTWARE & SERVICES - 9.9%
364,955	*	Aspen Technology, Inc	12,899,335
218,000	*	BroadSoft, Inc	5,862,020
156,812	*	Cardtronics, Inc	5,270,451
289,131	*	Constant Contact, Inc	10,934,935
38,900	*	DealerTrack Holdings, Inc	1,563,780
224,737	*	Envestnet, Inc	11,567,213
191,900	*	EPAM Systems, Inc	9,389,667
337,207	*	Everyday Health, Inc	4,680,433
131,600	*,e	GrubHub, Inc	4,530,988
176,639	*	iGate Corp	6,253,021
242,200	*	Imperva, Inc	10,114,272
330,414	*	Infoblox, Inc	6,168,829
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

854,367	*	Liveperson, Inc	$9,141,727
174,225	*	LogMeIn, Inc	8,284,399
308,142	*	Manhattan Associates, Inc	13,755,459
313,131		MAXIMUS, Inc	17,447,659
77,232	*	MicroStrategy, Inc (Class A)	12,480,691
467,727		NIC, Inc	7,680,077
308,033		Pegasystems, Inc	6,028,206
547,725	*	Progress Software Corp	13,720,511
54,800	*	Proofpoint, Inc	2,740,000
288,800	*	QLIK Technologies, Inc	8,201,920
111,100	*	SolarWinds, Inc	5,349,465
172,808		Solera Holdings, Inc	8,916,893
292,777	*	Sonus Networks, Inc	5,586,181
234,643		SS&C Technologies Holdings, Inc	12,982,797
765,865	*	TA Indigo Holding Corp	8,164,121
42,100	*	Tableau Software, Inc	3,399,996
394,800	*	Take-Two Interactive Software, Inc	11,733,456
414,463	*	TiVo, Inc	4,335,283
154,801	*	Tyler Technologies, Inc	16,421,290
		TOTAL SOFTWARE & SERVICES	265,605,075

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
216,927	e	Alliance Fiber Optic Products, Inc	3,141,103
640,600	*	Aruba Networks, Inc	10,621,148
433,476	*	Benchmark Electronics, Inc	10,503,123
320,800	*	Ciena Corp	5,941,216
377,600	*	CommScope Holding Co, Inc	10,612,448
446,296	*	Immersion Corp	4,199,645
307,953	*	Plexus Corp	11,668,339
1,096,937	*	QLogic Corp	14,655,078
982,800	*	Ruckus Wireless, Inc	10,407,852
677,480	*	Sanmina Corp	14,349,027
366,380	*	Super Micro Computer, Inc	13,398,517
173,429		SYNNEX Corp	12,866,698
232,500	*,e	Universal Display Corp	7,407,450
88,700	*	Zebra Technologies Corp (Class A)	7,402,902
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	137,174,546

TELECOMMUNICATION SERVICES - 1.5%
1,809,727	*	8x8, Inc	13,952,995
678,218		Inteliquent, Inc	11,407,627
535,709	*	Premiere Global Services, Inc	4,735,667
2,678,409	*	Vonage Holdings Corp	11,249,318
		TOTAL TELECOMMUNICATION SERVICES	41,345,607

TRANSPORTATION - 2.3%
210,226		Arkansas Best Corp	7,833,021
314,279	*	Echo Global Logistics, Inc	8,296,966
203,250		Landstar System, Inc	13,024,260
410,727		Matson, Inc	14,272,763
626,799		Skywest, Inc	7,866,327
430,500	*	Swift Transportation Co, Inc	10,581,690
		TOTAL TRANSPORTATION	61,875,027
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.3%
395,766		American States Water Co	$15,688,164
451,803		Avista Corp	16,775,446
302,855		Black Hills Corp	15,191,207
391,730		California Water Service Group	9,613,054
249,464		Empire District Electric Co	7,601,168
120,000		Idacorp, Inc	8,149,200
25,000	e	iShares Micro-Cap ETF	1,845,500
236,000		Southwest Gas Corp	14,504,560
		TOTAL UTILITIES	89,368,299

		TOTAL COMMON STOCKS	2,675,986,369
		(Cost $2,351,078,152)

SHORT-TERM INVESTMENTS - 5.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.6%
149,581,514	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	149,581,514
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	149,581,514

		TOTAL SHORT-TERM INVESTMENTS	149,581,514
		(Cost $149,581,514)
		TOTAL INVESTMENTS - 105.0%	2,825,567,883
		(Cost $2,500,659,666)
		OTHER ASSETS & LIABILITIES, NET - (5.0)%	(135,222,999)
		NET ASSETS - 100.0%	$2,690,344,884

Abbreviation(s):
ETF Exchange Traded Fund

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $142,323,000.
53

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.8%
130	e	Autoliv, Inc	$13,788
13,314		BorgWarner, Inc	719,089
7,000		Delphi Automotive plc	481,110
1,288,424		Ford Motor Co	18,952,717
92,177		Harley-Davidson, Inc	5,687,321
303,890		Johnson Controls, Inc	14,121,768
22,556	*	Modine Manufacturing Co	274,958
38,236	*,e	Tesla Motors, Inc	7,784,850
		TOTAL AUTOMOBILES & COMPONENTS	48,035,601

BANKS - 3.5%
21,509		Apollo Residential Mortgage	336,616
20,257		Associated Banc-Corp	340,520
4,424		Astoria Financial Corp	54,106
4,352		Bank Mutual Corp	27,722
6,214	e	Bank of Hawaii Corp	350,842
400,600		BB&T Corp	14,137,174
2,381		BBCN Bancorp, Inc	30,834
5,200		Boston Private Financial Holdings, Inc	57,200
1,470		Capitol Federal Financial	18,316
1,120		Cardinal Financial Corp	19,947
690		Cathay General Bancorp	16,484
3,446		Centerstate Banks of Florida, Inc	37,940
46,146		CIT Group, Inc	2,022,118
440		Columbia Banking System, Inc	11,189
65,875		Comerica, Inc	2,733,812
266		Commerce Bancshares, Inc	10,640
797		Community Bank System, Inc	26,803
3,270		Cullen/Frost Bankers, Inc	203,721
3,717		East West Bancorp, Inc	134,481
8,870		Federal Agricultural Mortgage Corp (Class C)	244,368
7,757		First Commonwealth Financial Corp	61,203
1,523		First Community Bancshares, Inc	23,896
6,758		First Interstate Bancsystem, Inc	161,516
910		First Merchants Corp	19,874
574		First Niagara Financial Group, Inc	4,661
201		Flushing Financial Corp	3,638
1,130		FNB Corp	13,560
540		Glacier Bancorp, Inc	12,026
1,279		Hancock Holding Co	33,395
2,618		IBERIABANK Corp	142,969
5,708		Investors Bancorp, Inc	62,845
653,676		Keycorp	8,491,251
4,095		Lakeland Bancorp, Inc	44,185
54

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

111,679	e	M&T Bank Corp	$12,637,596
17,553	*	MGIC Investment Corp	149,552
1,360		National Penn Bancshares, Inc	13,192
310		NBT Bancorp, Inc	7,133
60,219	e	New York Community Bancorp, Inc	930,384
2,082		Northfield Bancorp, Inc	29,981
11,696		OFG Bancorp	188,306
7,838		Old National Bancorp	105,108
8,836		PacWest Bancorp	377,783
2,510		Peoples Bancorp, Inc	57,353
982	e	People’s United Financial, Inc	13,817
510		Pinnacle Financial Partners, Inc	18,329
219,053		PNC Financial Services Group, Inc	18,518,741
48,562	*	Popular, Inc	1,497,166
6,279		PrivateBancorp, Inc	190,505
21,071		Provident Financial Services, Inc	365,793
220,112	e	Radian Group, Inc	3,468,965
1,440	*	Signature Bank	168,667
5,007		Susquehanna Bancshares, Inc	63,138
11,029	*	SVB Financial Group	1,245,174
429		TCF Financial Corp	6,306
870	*	Texas Capital Bancshares, Inc	35,539
17,614	*	The Bancorp, Inc	150,071
350		Trustmark Corp	7,476
2,167		UMB Financial Corp	105,143
650		Umpqua Holdings Corp	10,082
1,980	e	United Bankshares, Inc	66,944
2,000		United Financial Bancorp, Inc (New)	24,880
516,880		US Bancorp	21,662,441
3,318	*	Walker & Dunlop, Inc	58,895
3,230		Webster Financial Corp	98,612
1,553	e	Westamerica Bancorporation	63,176
1,160	*	Western Alliance Bancorp	29,824
5,660		Wilshire Bancorp, Inc	51,506
230		Wintrust Financial Corp	9,998
14,360		Zions Bancorporation	344,066
		TOTAL BANKS	92,661,494

CAPITAL GOODS - 6.4%
158,515		3M Co	25,726,985
5,778		A.O. Smith Corp	343,271
589		Aceto Corp	11,427
1,643		Acuity Brands, Inc	246,269
6,159	*	Aerovironment, Inc	157,609
180,779		Ametek, Inc	8,659,314
286		Applied Industrial Technologies, Inc	11,563
21,542	*	ArvinMeritor, Inc	275,738
46,198		Barnes Group, Inc	1,586,901
419	*	Beacon Roofing Supply, Inc	9,926
9,760		Briggs & Stratton Corp	179,682
46,759	*	Builders FirstSource, Inc	276,813
3,206	*	CAI International, Inc	67,230
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

42,090		Caterpillar, Inc	$3,365,937
1,630	*	Chart Industries, Inc	46,455
4,135	*	Colfax Corp	187,357
84,493		Cummins, Inc	11,783,394
222,459		Danaher Corp	18,326,172
144,633		Deere & Co	12,321,285
27,134		Dover Corp	1,900,465
137,592		Eaton Corp	8,680,679
1,365		EMCOR Group, Inc	55,091
7,087	*,e	Enphase Energy, Inc	87,808
6,232	*	Esterline Technologies Corp	698,545
59,517	e	Fastenal Co	2,642,555
5,388		Fluor Corp	288,743
3,293		Fortune Brands Home & Security, Inc	147,493
23,628	*	Furmanite Corp	173,193
300		GATX Corp	17,145
26,438		Graco, Inc	1,883,443
245		Granite Construction, Inc	8,350
1,410		H&E Equipment Services, Inc	24,731
4,430		Hexcel Corp	195,939
175,383		Illinois Tool Works, Inc	16,326,403
53,624		Ingersoll-Rand plc	3,560,634
500	*	Jacobs Engineering Group, Inc	19,050
7,720		Lincoln Electric Holdings, Inc	524,265
185,696		Masco Corp	4,612,689
447	*	Middleby Corp	42,474
2,279		MSC Industrial Direct Co (Class A)	171,085
415	*	MYR Group, Inc	10,387
41,303		Nordson Corp	3,009,337
66,007		Owens Corning, Inc	2,643,580
115,342		Paccar, Inc	6,933,208
11,893		Pall Corp	1,150,767
13,733		Parker Hannifin Corp	1,599,345
41,937	e	Pentair plc	2,592,126
16,692	*	Polypore International, Inc	746,466
65,992		Precision Castparts Corp	13,204,999
44,063	*	Quanta Services, Inc	1,166,788
37,955		Rockwell Automation, Inc	4,134,059
8,094		Rockwell Collins, Inc	693,008
14,759		Roper Industries, Inc	2,277,904
2,611	*	Rush Enterprises, Inc (Class A)	73,108
2,702	e	TAL International Group, Inc	109,836
24,504		Tennant Co	1,597,906
8,612	*,e	The ExOne Company	123,582
6,850		Timken Co	260,369
15,096	*	United Rentals, Inc	1,250,704
1,480		W.W. Grainger, Inc	349,043
10,000	*	Wabash National Corp	124,700
5,542	*	WABCO Holdings, Inc	527,432
1,355	*,e	WESCO International, Inc	90,460
6,028		Woodward Governor Co	268,909
4,656		Xylem, Inc	158,770
		TOTAL CAPITAL GOODS	170,740,901
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	$15,590
11,310	e	Acacia Research (Acacia Technologies)	141,601
137,401	*	ACCO Brands Corp	1,088,216
305		Brink’s Co	6,835
7,099	*	CBIZ, Inc	58,780
970		CDI Corp	16,480
1,690	*	Copart, Inc	61,854
3,343		Corporate Executive Board Co	229,063
650		Covanta Holding Corp	13,286
7,924		Deluxe Corp	514,505
32,884		Dun & Bradstreet Corp	3,785,277
8,668		Equifax, Inc	732,099
400		Heidrick & Struggles International, Inc	8,864
5,092		HNI Corp	250,781
3,579	*	IHS, Inc (Class A)	412,050
1,660	*	Innerworkings, Inc	8,516
5,010		Interface, Inc	78,707
1,760		Kelly Services, Inc (Class A)	29,744
590		Knoll, Inc	12,089
690	*	Korn/Ferry International	19,665
10,228		Manpower, Inc	745,417
3,562	*	Mistras Group, Inc	71,596
430		Mobile Mini, Inc	15,609
3,470	*	Navigant Consulting, Inc	50,072
970	*	On Assignment, Inc	34,076
45,468		R.R. Donnelley & Sons Co	748,858
2,311		Resources Connection, Inc	38,594
61,470		Robert Half International, Inc	3,568,948
4,160	*	RPX Corp	51,376
1,210		Steelcase, Inc (Class A)	20,425
10,180		Tetra Tech, Inc	234,446
290		United Stationers, Inc	11,690
457		Viad Corp	12,330
40,482		Waste Management, Inc	2,081,989
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	15,169,428

CONSUMER DURABLES & APPAREL - 1.1%
8,230		Callaway Golf Co	67,157
396		Columbia Sportswear Co	16,830
490		Ethan Allen Interiors, Inc	13,338
258	e	Hasbro, Inc	14,169
549	*	Iconix Brand Group, Inc	18,249
696	*	Kate Spade & Co	21,945
202,478		Mattel, Inc	5,446,658
2,300	*	Meritage Homes Corp	83,743
595	*	Michael Kors Holdings Ltd	42,120
3,220	*	Mohawk Industries, Inc	531,429
6,980		Movado Group, Inc	167,730
5,166		Newell Rubbermaid, Inc	190,471
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

207,236		Nike, Inc (Class B)	$19,117,521
5,260		Oxford Industries, Inc	294,244
1,614		Phillips-Van Heusen Corp	177,960
1,356		Polaris Industries, Inc	196,064
397		Pool Corp	24,697
118,076	*,e	Quiksilver, Inc	220,802
10,960		Ryland Group, Inc	440,044
399	*	Tempur-Pedic International, Inc	21,957
13,152	*	Under Armour, Inc (Class A)	947,996
4,706	*	Unifi, Inc	151,674
13,575		VF Corp	941,698
3,389		Whirlpool Corp	674,682
		TOTAL CONSUMER DURABLES & APPAREL	29,823,178

CONSUMER SERVICES - 2.7%
1,289		Bob Evans Farms, Inc	72,661
7,805		Brinker International, Inc	456,046
2,979	*	Chipotle Mexican Grill, Inc (Class A)	2,114,613
38,390		Choice Hotels International, Inc	2,205,505
33,819		Darden Restaurants, Inc	2,075,810
320		DineEquity, Inc	34,160
5,070		Domino’s Pizza, Inc	502,183
1,850		Dunkin Brands Group, Inc	87,524
359		Jack in the Box, Inc	30,440
149,371		Marriott International, Inc (Class A)	11,128,140
243,689		McDonald’s Corp	22,526,611
178,343	*	MGM Mirage	3,474,122
9,927	*	Popeyes Louisiana Kitchen, Inc	570,008
15,819		Royal Caribbean Cruises Ltd	1,195,125
39,632	*	Ruby Tuesday, Inc	238,585
7,739		Sonic Corp	234,260
229,928		Starbucks Corp	20,125,598
55,313		Starwood Hotels & Resorts Worldwide, Inc	3,980,877
190		Vail Resorts, Inc	16,674
2,545	*,e	Weight Watchers International, Inc	42,145
		TOTAL CONSUMER SERVICES	71,111,087

DIVERSIFIED FINANCIALS - 6.8%
255,416		American Express Co	20,609,517
1,075		Ameriprise Financial, Inc	134,311
449,076		Bank of New York Mellon Corp	16,166,736
49,451		BlackRock, Inc	16,838,560
235,161		Capital One Financial Corp	17,216,137
430		CBOE Holdings, Inc	27,722
560,637		Charles Schwab Corp	14,565,349
124,077		CME Group, Inc	10,583,768
280	e	Cohen & Steers, Inc	11,782
1,343	*	Credit Acceptance Corp	211,711
241,166		Discover Financial Services	13,114,607
235,285		Franklin Resources, Inc	12,124,236
9,333	*	Green Dot Corp	142,328
53,137		IntercontinentalExchange Group, Inc	10,931,875
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

203,789		Invesco Ltd	$7,485,170
23,497	e	Janus Capital Group, Inc	412,137
24,238		Legg Mason, Inc	1,343,755
29,667		NASDAQ OMX Group, Inc	1,352,815
3,942		Nelnet, Inc (Class A)	172,423
202,190		Northern Trust Corp	13,219,182
7,580	*	PHH Corp	189,045
1,500	*	Pico Holdings, Inc	23,985
3,216	*	Safeguard Scientifics, Inc	58,949
185,701		State Street Corp	13,279,479
113,676		T Rowe Price Group, Inc	8,948,575
3,000		TD Ameritrade Holding Corp	97,170
10,000		WisdomTree Investments, Inc	174,200
		TOTAL DIVERSIFIED FINANCIALS	179,435,524

ENERGY - 7.3%
130,417		Apache Corp	8,160,192
6,796		Atwood Oceanics, Inc	194,230
39,980		Baker Hughes, Inc	2,318,440
186,320	*	Callon Petroleum Co	1,015,444
71,294	*	Cameron International Corp	3,192,545
2,638	e	CARBO Ceramics, Inc	86,474
5,698	*	Carrizo Oil & Gas, Inc	256,980
78,257	*	Cheniere Energy, Inc	5,585,985
37,587		Cimarex Energy Co	3,878,978
461	*	Clayton Williams Energy, Inc	25,770
97,571	*,e	Clean Energy Fuels Corp	406,871
10,655	*	Concho Resources, Inc	1,181,107
13,967	*	Contango Oil & Gas Co	419,988
112,934	*,e	Continental Resources, Inc	5,127,204
100	e	Core Laboratories NV	9,275
2,470		Delek US Holdings, Inc	76,199
5	e	Denbury Resources, Inc	34
187,726	*	Devon Energy Corp	11,314,246
1,150		Energen Corp	72,933
194,192		EOG Resources, Inc	17,288,914
85,373		EQT Corp	6,355,166
1,665		Exterran Holdings, Inc	45,138
3,777	*	FMC Technologies, Inc	141,562
3,180	*	Geospace Technologies Corp	76,256
145,886		Hess Corp	9,845,846
78,319	*	ION Geophysical Corp	176,218
399,559	*	Key Energy Services, Inc	671,259
234,465		Marathon Oil Corp	6,236,769
152,018		Marathon Petroleum Corp	14,075,347
5,304	*	Matrix Service Co	101,837
184,819		National Oilwell Varco, Inc	10,059,698
1,625	*	Natural Gas Services Group, Inc	32,809
83,959	e	Noble Corp plc	1,361,815
125,112		Noble Energy, Inc	5,972,847
11,580	*,e	Northern Oil And Gas, Inc	72,722
8,166	*	Oasis Petroleum, Inc	109,751
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

208,138		Occidental Petroleum Corp	$16,651,040
458		Oceaneering International, Inc	23,981
422	*	Oil States International, Inc	17,332
58,312		Oneok, Inc	2,567,477
8,658	*	PDC Energy, Inc	397,748
130,057	*	Petroquest Energy, Inc	381,067
180,309		Phillips 66	12,679,329
65,995		Pioneer Natural Resources Co	9,934,227
33,511		Questar Market Resources, Inc	677,592
1,928		Range Resources Corp	89,209
11,132	*,e	Rex Energy Corp	39,407
79	*	SEACOR Holdings, Inc	5,684
64,409	*	Southwestern Energy Co	1,596,699
362,558		Spectra Energy Corp	12,123,939
26,088		St. Mary Land & Exploration Co	986,648
31,883		Superior Energy Services	637,660
520		Tesco Corp	5,325
2,784		Tesoro Corp	227,536
30,215	*,e	Ultra Petroleum Corp	385,241
13,893	*	Unit Corp	413,734
2,713	e	US Silica Holdings Inc	68,368
394,624	*	Weatherford International Ltd	4,076,466
123,832		Western Refining, Inc	4,597,882
83,839	*	Whiting Petroleum Corp	2,516,847
183,839		Williams Cos, Inc	8,063,179
		TOTAL ENERGY	195,110,466

FOOD & STAPLES RETAILING - 1.0%
3,418		Casey’s General Stores, Inc	312,064
142,161		Kroger Co	9,816,217
970		Pricesmart, Inc	79,327
4,686		Spartan Stores, Inc	120,711
312,462		Sysco Corp	12,239,137
580		Weis Markets, Inc	26,581
71,214		Whole Foods Market, Inc	3,709,893
		TOTAL FOOD & STAPLES RETAILING	26,303,930

FOOD, BEVERAGE & TOBACCO - 3.5%
8,587		Bunge Ltd	768,794
95,721		Campbell Soup Co	4,378,278
46,939		ConAgra Foods, Inc	1,663,049
5,840	*	Darling International, Inc	99,163
201	*	Diamond Foods, Inc	4,941
8,100		Dr Pepper Snapple Group, Inc	625,887
4,635		Flowers Foods, Inc	90,661
300,703		General Mills, Inc	15,780,893
3,800	*	Hain Celestial Group, Inc	200,526
5,246		Hormel Foods Corp	268,700
11,509		J.M. Smucker Co	1,187,153
197,913		Kellogg Co	12,979,135
33,101		Keurig Green Mountain, Inc	4,056,859
51,353		Kraft Foods Group, Inc	3,355,405
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,572		McCormick & Co, Inc	$469,175
27,407		Mead Johnson Nutrition Co	2,699,315
482,870		Mondelez International, Inc	17,016,339
305,005		PepsiCo, Inc	28,603,369
674	*	TreeHouse Foods, Inc	61,132
		TOTAL FOOD, BEVERAGE & TOBACCO	94,308,774

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
457,925		Abbott Laboratories	20,496,723
14,457	*	Acadia Healthcare Co, Inc	834,892
187,542		Aetna, Inc	17,220,106
2,870	*	Align Technology, Inc	152,253
25,741	*	Amedisys, Inc	725,381
72,617		AmerisourceBergen Corp	6,902,246
2,141	*	Amsurg Corp	118,140
5,451	*,e	athenahealth, Inc	761,559
115,667		Becton Dickinson & Co	15,971,299
2,754	*	Bio-Reference Labs, Inc	92,342
120,822	*,e	BioScrip, Inc	694,726
14,245	*	Brookdale Senior Living, Inc	480,769
43,393		Cardinal Health, Inc	3,609,864
21,234	*	Centene Corp	2,317,903
10,101	*	Cerner Corp	670,201
14,031	*,e	Cerus Corp	74,925
1,320	e	Chemed Corp	133,505
76,831		Cigna Corp	8,207,856
1,249		Computer Programs & Systems, Inc	61,526
740	*	Cyberonics, Inc	41,122
6,000	*	DaVita, Inc	450,360
1,030		Dentsply International, Inc	51,526
5,908	*	Edwards Lifesciences Corp	740,568
16,337	*	ExamWorks Group, Inc	603,815
29,468	*	Gentiva Health Services, Inc	572,269
1,539	*	Greatbatch, Inc	74,734
300	*	Haemonetics Corp	11,880
5,945	*	Healthways, Inc	122,586
2,117	*	Henry Schein, Inc	292,294
2,640	*	HMS Holdings Corp	52,232
5,166	*	Hologic, Inc	156,866
51,511		Humana, Inc	7,543,271
1,185	*	ICU Medical, Inc	99,042
12,311	*	Idexx Laboratories, Inc	1,950,309
240	*	Integra LifeSciences Holdings Corp	13,373
22,387	*	Inverness Medical Innovations, Inc	910,927
760	*	IPC The Hospitalist Co, Inc	30,674
500	*	Laboratory Corp of America Holdings	57,390
743		Landauer, Inc	20,782
950	*	LHC Group, Inc	28,234
21,680	*	LifePoint Hospitals, Inc	1,414,403
343	*	MedAssets, Inc	6,349
546	*	Medidata Solutions, Inc	23,473
299,602		Medtronic plc	21,391,583
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,450	*	Merit Medical Systems, Inc	$37,558
20,380	*	Molina Healthcare, Inc	1,037,546
3,508	*	MWI Veterinary Supply, Inc	665,362
2,820	*	Natus Medical, Inc	106,032
620	*	Omnicell, Inc	19,735
10,653	*	OraSure Technologies, Inc	97,901
665		Owens & Minor, Inc	22,763
13,114		Patterson Cos, Inc	656,880
6,729	*	PharMerica Corp	154,834
460	*	Providence Service Corp	17,940
1,816		Quality Systems, Inc	29,583
485	*	Sirona Dental Systems, Inc	43,757
9,466	*	Staar Surgical Co	56,796
1,640	*	Tornier BV	39,639
6,093	*	Triple-S Management Corp (Class B)	146,719
8,971		Universal American Corp	81,008
1,452		US Physical Therapy, Inc	56,323
500	*	Varian Medical Systems, Inc	46,280
13,104	*	Vocera Communications, Inc	117,412
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	119,620,346

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
4		Clorox Co	427
263,164		Colgate-Palmolive Co	17,768,833
1,226		Energizer Holdings, Inc	156,940
52,288		Estee Lauder Cos (Class A)	3,691,010
90,488	e	Herbalife Ltd	2,758,074
34,240		Kimberly-Clark Corp	3,696,551
11,539	*	Medifast, Inc	365,671
456,800		Procter & Gamble Co	38,503,672
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	66,941,178

INSURANCE - 5.3%
138,351		ACE Ltd	14,936,374
252,885		Aflac, Inc	14,434,676
5,145		Arthur J. Gallagher & Co	228,592
32,636		Aspen Insurance Holdings Ltd	1,413,792
8,868		Axis Capital Holdings Ltd	451,381
306,912	*	Berkshire Hathaway, Inc (Class B)	44,167,706
113,846		Chubb Corp	11,145,523
476		Employers Holdings, Inc	9,901
290	*	Enstar Group Ltd	39,141
3,280		First American Financial Corp	111,586
111,278		Hartford Financial Services Group, Inc	4,328,714
400		Kemper Corp	13,964
60,932		Marsh & McLennan Cos, Inc	3,276,314
4,654		PartnerRe Ltd	532,418
2,280		Platinum Underwriters Holdings Ltd	168,332
117,053		Principal Financial Group	5,493,297
273,774		Progressive Corp	7,104,435
192,025		Prudential Financial, Inc	14,570,857
200		Reinsurance Group of America, Inc (Class A)	16,562
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,787		Stewart Information Services Corp	$99,775
164,433		Travelers Cos, Inc	16,907,001
3,894		Willis Group Holdings plc	168,610
		TOTAL INSURANCE	139,618,951

MATERIALS - 4.4%
113,747		Air Products & Chemicals, Inc	16,562,701
3,402		Albemarle Corp	164,180
7,701		Aptargroup, Inc	486,010
66,813		Avery Dennison Corp	3,492,315
23,667		Ball Corp	1,498,831
791		Bemis Co, Inc	35,041
2,310		Carpenter Technology Corp	87,641
17,130		Celanese Corp (Series A)	920,909
31,721	*	Century Aluminum Co	733,072
1,826	*	Clearwater Paper Corp	135,160
46,693		Commercial Metals Co	626,620
4,705		Compass Minerals International, Inc	411,217
14,217		Eastman Chemical Co	1,007,843
134,228		Ecolab, Inc	13,928,840
2,950	*	Ferro Corp	32,833
12,034	*	Flotek Industries, Inc	194,590
530		Globe Specialty Metals, Inc	8,173
26,314		H.B. Fuller Co	1,082,821
7,648		Innophos Holdings, Inc	455,362
3,111		International Flavors & Fragrances, Inc	330,108
99,782		International Paper Co	5,254,520
510	*	Kraton Polymers LLC	9,863
1,240	*	Landec Corp	15,835
63,130	*	Louisiana-Pacific Corp	1,033,438
154,323		LyondellBasell Industries AF S.C.A	12,205,406
80,535		MeadWestvaco Corp	4,049,300
14,012		Minerals Technologies, Inc	915,404
45,313		Mosaic Co	2,206,290
420		Neenah Paper, Inc	24,100
214,304		Nucor Corp	9,354,370
280		OM Group, Inc	7,840
25,813	*	Owens-Illinois, Inc	602,734
3,500		PolyOne Corp	124,565
126,084		Praxair, Inc	15,204,470
274		Quaker Chemical Corp	21,624
2,337		Reliance Steel & Aluminum Co	122,389
34,168	*	Resolute Forest Products	580,856
4,365		Rock-Tenn Co (Class A)	283,288
55,648		Royal Gold, Inc	4,032,254
786	*	RTI International Metals, Inc	17,528
4,126		Schnitzer Steel Industries, Inc (Class A)	69,647
6,530		Sealed Air Corp	264,465
7,019		Sherwin-Williams Co	1,904,044
82,784		Sigma-Aldrich Corp	11,384,456
840		Stepan Co	32,256
28,446	*	Stillwater Mining Co	388,857
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

22,021		Valspar Corp	$1,837,212
1,674		Wausau Paper Corp	17,008
82,339	*	Worthington Industries, Inc	2,464,406
1,279		Zep, Inc	20,490
		TOTAL MATERIALS	116,643,182

MEDIA - 3.0%
74,053	e	Cablevision Systems Corp (Class A)	1,401,083
956	*	Charter Communications, Inc	144,466
8,053		Cinemark Holdings, Inc	299,330
43,519		Clear Channel Outdoor Holdings, Inc (Class A)	393,847
105,089	*	DIRECTV	8,961,990
146,657	*	Discovery Communications, Inc (Class A)	4,250,853
197,556	*	Discovery Communications, Inc (Class C)	5,507,861
19,509	*,e	DreamWorks Animation SKG, Inc (Class A)	364,233
12,529	*	Entercom Communications Corp (Class A)	144,961
51,238		Entravision Communications Corp (Class A)	316,138
2,205		John Wiley & Sons, Inc (Class A)	136,622
100,759	*	Journal Communications, Inc (Class A)	1,012,628
214,946	*	Liberty Global plc	9,799,388
180,116	*	Liberty Global plc (Class A)	8,415,020
2,550	*	Madison Square Garden, Inc	193,162
266,726	*	McClatchy Co (Class A)	669,482
85,700		New York Times Co (Class A)	1,078,963
320		Scholastic Corp	11,770
5,846		Scripps Networks Interactive (Class A)	415,592
23,476	e	Sinclair Broadcast Group, Inc (Class A)	580,796
115,204		Time Warner Cable, Inc	15,682,721
259,678		Time Warner, Inc	20,236,706
10,000	e	World Wrestling Entertainment, Inc (Class A)	121,100
		TOTAL MEDIA	80,138,712

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
24,648	*,e	Affymetrix, Inc	272,114
150,551		Agilent Technologies, Inc	5,686,311
68,258	*	Akorn, Inc	2,906,426
50,284	*	Alexion Pharmaceuticals, Inc	9,214,040
171,920		Amgen, Inc	26,176,539
21,522	*	Aratana Therapeutics, Inc	356,620
65,534	*	Biogen Idec, Inc	25,503,212
340	*	BioMarin Pharmaceuticals, Inc	33,034
10,869	*	Bluebird Bio, Inc	1,009,839
405,842		Bristol-Myers Squibb Co	24,460,097
26,442	*	Cambrex Corp	593,094
21,898	*	Cepheid, Inc	1,237,456
91,018	*	Depomed, Inc	1,662,899
109,392	*	Endo International plc	8,708,697
1,672	*	Fluidigm Corp	64,422
306,376	*	Gilead Sciences, Inc	32,117,396
909	*	Hyperion Therapeutics, Inc	22,998
870	*,e	Immunogen, Inc	6,638
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,165	*,e	Immunomedics, Inc	$91,833
13,244	*	Ironwood Pharmaceuticals, Inc	206,342
463,205		Johnson & Johnson	46,385,349
239,846	*,e	MannKind Corp	1,523,022
560,086		Merck & Co, Inc	33,761,984
870	*	Mettler-Toledo International, Inc	264,436
9,062	*,e	MiMedx Group, Inc	73,901
91,708	*	Nektar Therapeutics	1,342,605
77,327	*,e	Opko Health, Inc	937,976
321,030	*,e	Orexigen Therapeutics, Inc	1,685,407
4,875	*	PerkinElmer, Inc	222,836
3,398	*	Prestige Brands Holdings, Inc	116,415
47,907	*,e	Sangamo Biosciences, Inc	612,731
46,751	*,e	Sarepta Therapeutics, Inc	561,012
75,236		Thermo Electron Corp	9,420,300
5,578	*	United Therapeutics Corp	787,223
65,176	*	Vertex Pharmaceuticals, Inc	7,178,485
257,787	*,e	Vivus, Inc	675,402
23,584	*	Waters Corp	2,807,675
89,929	*	Xenoport, Inc	749,109
158,447		Zoetis Inc	6,770,440
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	256,206,315

REAL ESTATE - 4.6%
8,135		American Campus Communities, Inc	357,615
168,843		American Tower Corp	16,369,329
616,689		Annaly Capital Management, Inc	6,512,236
1,000		AvalonBay Communities, Inc	172,990
46,696		Boston Properties, Inc	6,481,405
78,489	*	CBRE Group, Inc	2,538,334
138,457		Crown Castle International Corp	11,977,915
2,518		Digital Realty Trust, Inc	183,663
8,358		Douglas Emmett, Inc	238,036
58,576		Duke Realty Corp	1,278,714
515		Equity One, Inc	14,029
53,036		Equity Residential	4,116,124
3,961		Federal Realty Investment Trust	569,473
113,183		First Industrial Realty Trust, Inc	2,459,466
1,693	*	Forest City Enterprises, Inc (Class A)	41,478
540		Franklin Street Properties Corp	6,955
219,210		HCP, Inc	10,366,441
41,133		Health Care REIT, Inc	3,370,849
4,940		Healthcare Realty Trust, Inc	148,645
290,281		Host Marriott Corp	6,644,532
4,700		Invesco Mortgage Capital, Inc	72,098
50,982		Iron Mountain, Inc	2,031,123
6,452	*	iStar Financial, Inc	84,134
8		Jones Lang LaSalle, Inc	1,177
266		Kilroy Realty Corp	19,724
15,135		Liberty Property Trust	609,940
20,078		Macerich Co	1,726,909
9,974		Mid-America Apartment Communities, Inc	791,138
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

540		Piedmont Office Realty Trust, Inc	$10,546
2,000		Plum Creek Timber Co, Inc	89,040
3,580		Post Properties, Inc	217,485
211,234		Prologis, Inc	9,535,103
140		PS Business Parks, Inc	11,775
34,457	e	Ryman Hospitality Properties	1,891,689
103,346		Simon Property Group, Inc	20,530,716
500		UDR, Inc	16,630
39,642		Ventas, Inc	3,163,828
55,605		Vornado Realty Trust	6,141,016
297		Washington REIT	8,527
11,648		Weyerhaeuser Co	417,581
		TOTAL REAL ESTATE	121,218,408

RETAILING - 4.3%
9,787	*	1-800-FLOWERS.COM, Inc (Class A)	77,219
2,432		Aaron’s, Inc	76,997
50,729	e	American Eagle Outfitters, Inc	712,235
11,783	*	Ann Taylor Stores Corp	390,017
15,901	*	AutoZone, Inc	9,492,261
7,222	*	Barnes & Noble, Inc	169,645
79,998	*	Bed Bath & Beyond, Inc	5,981,451
53,182		Best Buy Co, Inc	1,872,006
820		Big 5 Sporting Goods Corp	9,766
160	*	Blue Nile, Inc	4,973
250	e	Buckle, Inc	12,698
2,688	*,e	Cabela’s, Inc	147,706
31,819	*	Carmax, Inc	1,975,960
9		Chico’s FAS, Inc	150
550	*	Express Parent LLC	7,194
1,820		Finish Line, Inc (Class A)	42,952
2	e	GameStop Corp (Class A)	71
204,445		Gap, Inc	8,421,090
95,600		Genuine Parts Co	8,885,064
8,830		GNC Holdings, Inc	391,522
11,044		HSN, Inc	855,247
93,965		Kohl’s Corp	5,611,590
295,690	*	Liberty Interactive Corp	8,090,078
7,610	*	LKQ Corp	196,414
315,061		Lowe’s Companies, Inc	21,348,533
79,083		Macy’s, Inc	5,051,822
300		Men’s Wearhouse, Inc	13,941
7,744	*	NetFlix, Inc	3,421,299
26,766		Nordstrom, Inc	2,039,569
2,593		Nutri/System, Inc	46,207
83,928	*	Office Depot, Inc	637,853
58,969	*	Orbitz Worldwide, Inc	544,284
2,957	*,e	Outerwall, Inc	183,571
560		Petsmart, Inc	45,755
12,005		Pier 1 Imports, Inc	201,804
4,920		Ross Stores, Inc	451,213
5,448	*	Sally Beauty Holdings, Inc	169,324
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

555		Shoe Carnival, Inc	$12,887
19,331	*	Shutterfly, Inc	848,051
226,633		Staples, Inc	3,864,093
2,017		Stein Mart, Inc	27,754
6,435		Tiffany & Co	557,528
276,662		TJX Companies, Inc	18,243,092
41,177	*	TripAdvisor, Inc	2,759,271
5		Williams-Sonoma, Inc	391
		TOTAL RETAILING	113,892,548

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
25,961	*,e	Advanced Micro Devices, Inc	66,720
689,292		Applied Materials, Inc	15,743,429
5,850	*	Cirrus Logic, Inc	155,025
2,000	*,e	Freescale Semiconductor Holdings Ltd	64,180
954,144		Intel Corp	31,524,918
8,578		Lam Research Corp	655,702
2,391		Nvidia Corp	45,919
217,373	*	ON Semiconductor Corp	2,175,904
35,399	*,e	SunPower Corp	853,824
15,470		Teradyne, Inc	280,007
357,818		Texas Instruments, Inc	19,125,372
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	70,691,000

SOFTWARE & SERVICES - 10.3%
221,788		Accenture plc	18,636,846
5,122	*	Actua Corp	82,464
211,821	*	Adobe Systems, Inc	14,855,007
328		Advent Software, Inc	13,727
79,278	*,e	Angie’s List, Inc	363,886
91,098	*	AOL, Inc	3,939,988
687	*	Aspen Technology, Inc	24,282
78,354	*	Autodesk, Inc	4,231,508
49,794		Broadridge Financial Solutions, Inc	2,389,614
194,356		CA, Inc	5,888,987
9,420	*	Cadence Design Systems, Inc	169,466
306,120	*	Cognizant Technology Solutions Corp (Class A)	16,570,276
5,693	*	comScore, Inc	236,601
5,337		Convergys Corp	102,257
18,999	*	Digital River, Inc	485,044
3,218		Equinix, Inc	697,855
2,390		Factset Research Systems, Inc	343,180
1,736		Fair Isaac Corp	123,864
1,614	*	FleetCor Technologies, Inc	226,767
11,678	*	Fortinet, Inc	349,114
228,323	*,e	Glu Mobile, Inc	801,414
60,372	*	Google, Inc	32,270,041
59,679	*	Google, Inc (Class A)	32,080,446
19,718	*	HomeAway, Inc	502,612
1,976	*	Infoblox, Inc	36,892
35,510	*	Informatica Corp	1,480,234
6,519	*	Internap Network Services Corp	54,890
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

189,266		International Business Machines Corp	$29,016,371
162,957		Intuit, Inc	14,147,927
6,235		j2 Global, Inc	358,138
20,419	*,e	Liquidity Services, Inc	158,043
605	*	LogMeIn, Inc	28,768
6,407	*,e	Marketo, Inc	220,593
1,000		MAXIMUS, Inc	55,720
15,342	e	Mercadolibre, Inc	1,901,487
210,650	*	Monster Worldwide, Inc	869,984
1,364	*,e	NetSuite, Inc	134,258
6,989	*,e	NeuStar, Inc (Class A)	183,741
697,975		Oracle Corp	29,238,173
43,224	*	Rackspace Hosting, Inc	1,943,351
47,132	*	Rally Software Development Corp	557,572
2,916	*	Rovi Corp	67,389
256,955	*	Salesforce.com, Inc	14,505,110
2,065	*	Seachange International, Inc	14,579
96,222	*,e	ServiceSource International LLC	322,344
2,310	*	SolarWinds, Inc	111,226
1,976	*	SPS Commerce, Inc	117,177
5,683	*	Stamps.com, Inc	258,974
538	*	Sykes Enterprises, Inc	12,116
391,408		Symantec Corp	9,695,176
3,876	*	Syntel, Inc	167,637
4,529	*	Tangoe, Inc	51,766
8,168	*	Teradata Corp	363,966
2,810	*	Ultimate Software Group, Inc	415,908
4,890	*	Unisys Corp	107,238
15,442	*	Workday, Inc	1,227,021
1,051,874		Xerox Corp	13,853,181
378,470	*	Yahoo!, Inc	16,648,895
		TOTAL SOFTWARE & SERVICES	273,711,091

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
1,610		Adtran, Inc	35,597
44,188	*	Aruba Networks, Inc	732,637
1,070		Belden CDT, Inc	88,746
1,524	*	Benchmark Electronics, Inc	36,927
7,265		Black Box Corp	152,638
690	*	Calix Networks, Inc	6,624
2,299	*	Checkpoint Systems, Inc	29,795
1,078,977		Cisco Systems, Inc	28,447,229
3,629	*	Cognex Corp	133,366
180	*	Coherent, Inc	11,138
141,705		Corning, Inc	3,368,328
87,173	*	Cray, Inc	2,832,251
1,190	*	DTS, Inc	32,987
657,757		EMC Corp	17,055,639
1,110		FEI Co	91,264
40,091	*,e	Finisar Corp	727,251
34,891	*	Flextronics International Ltd	387,988
555,988		Hewlett-Packard Co	20,087,846
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

64,574	*	Ingram Micro, Inc (Class A)	$1,625,973
2,970	*	Insight Enterprises, Inc	70,300
5,777		InterDigital, Inc	288,734
1,081	*,e	InvenSense, Inc	15,966
11,694	*,e	IPG Photonics Corp	872,840
350	*	Itron, Inc	13,024
16,051		Jabil Circuit, Inc	330,811
20,384		Lexmark International, Inc (Class A)	813,525
212		Littelfuse, Inc	20,933
78,575		Motorola, Inc	4,903,866
417		National Instruments Corp	12,543
1,478	*	Netgear, Inc	49,912
500	*	OSI Systems, Inc	34,990
281	*	Plexus Corp	10,647
21,488	*	QLogic Corp	287,080
361,589		Qualcomm, Inc	22,584,849
5,980	*	RealD, Inc	64,883
610	*	Rofin-Sinar Technologies, Inc	16,421
270	*	Scansource, Inc	9,310
118,927		Seagate Technology, Inc	6,712,240
29,258	*	Silicon Graphics International Corp	275,903
22,364	*	Super Micro Computer, Inc	817,851
502		SYNNEX Corp	37,243
1,993	*	Tech Data Corp	113,800
3,218	*	TTM Technologies, Inc	22,365
4,124	*,e	Universal Display Corp	131,391
3,451	*	Vishay Precision Group, Inc	57,425
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	114,453,076

TELECOMMUNICATION SERVICES - 2.1%
31,564	*	Boingo Wireless, Inc	266,716
373,371		CenturyTel, Inc	13,878,200
58,198	*	Cincinnati Bell, Inc	170,520
2,650		Consolidated Communications Holdings, Inc	61,692
1,797		IDT Corp (Class B)	38,384
67,259	*,e	Iridium Communications, Inc	572,374
29,783	*	Level 3 Communications, Inc	1,481,406
835,162	*,e	Sprint Corp	3,591,197
772,800		Verizon Communications, Inc	35,324,688
100,781	*	Vonage Holdings Corp	423,280
		TOTAL TELECOMMUNICATION SERVICES	55,808,457

TRANSPORTATION - 3.2%
74,460		Alaska Air Group, Inc	5,053,600
158		Allegiant Travel Co	28,641
387		Amerco, Inc	110,725
310		Arkansas Best Corp	11,551
42,330	*	Avis Budget Group, Inc	2,425,932
490		CH Robinson Worldwide, Inc	34,898
422,500		CSX Corp	14,069,250
2,060	*	Echo Global Logistics, Inc	54,384
8		Expeditors International of Washington, Inc	350
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,000	*	Hertz Global Holdings, Inc	$20,520
180		Landstar System, Inc	11,534
103,126		Norfolk Southern Corp	10,515,758
9		Ryder System, Inc	745
322,846		Southwest Airlines Co	14,586,182
156,425		Union Pacific Corp	18,334,574
199,659		United Parcel Service, Inc (Class B)	19,734,295
		TOTAL TRANSPORTATION	84,992,939

UTILITIES - 4.1%
7,880		American States Water Co	312,363
5,465		American Water Works Co, Inc	306,805
76,142	*	Calpine Corp	1,589,845
91,114		Centerpoint Energy, Inc	2,103,822
2,551		Chesapeake Utilities Corp	124,387
87,706		Cleco Corp	4,767,698
180,018		Consolidated Edison, Inc	12,471,647
212,848		Duke Energy Corp	18,547,575
2,130		Integrys Energy Group, Inc	172,743
10,413		ITC Holdings Corp	442,969
5,397		MDU Resources Group, Inc	122,026
34,882		MGE Energy, Inc	1,601,084
6,859		New Jersey Resources Corp	438,153
169,886		NextEra Energy, Inc	18,558,346
237,723		NiSource, Inc	10,283,897
136,459		Northeast Utilities	7,584,391
2,044		Northwest Natural Gas Co	102,016
290	e	Ormat Technologies, Inc	7,758
331,013		Pepco Holdings, Inc	9,086,307
66,588		Piedmont Natural Gas Co, Inc	2,656,195
8,480		Pinnacle West Capital Corp	595,126
12,539		Public Service Enterprise Group, Inc	535,165
103,815		Sempra Energy	11,618,975
6,188		SJW Corp	208,969
18,724		South Jersey Industries, Inc	1,090,673
26,660		TECO Energy, Inc	568,658
1,494		Unitil Corp	55,816
1,260		Vectren Corp	60,379
14,518		WGL Holdings, Inc	820,267
12,284	e	Wisconsin Energy Corp	685,079
38,029		Xcel Energy, Inc	1,427,228
		TOTAL UTILITIES	108,946,362

		TOTAL COMMON STOCKS	2,645,582,948
		(Cost $1,996,180,102)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
19	m	Providence Service Corp	0
		TOTAL CONSUMER SERVICES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)
70

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.1%
$2,000,000	Federal Home Loan Bank (FHLB)	0.070%	03/23/15	$1,999,926
	TOTAL GOVERNMENT AGENCY DEBT			1,999,926

TREASURY DEBT - 0.0%
1,000,000	United States Treasury Bill	0.090	06/11/15	999,928
	TOTAL TREASURY DEBT			999,928

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

GOVERNMENT AGENCY DEBT - 0.3%
9,100,000	Federal Home Loan Mortgage Corp (FHLMC)	0.050-0.065	04/06/15	9,099,046
	TOTAL GOVERNMENT AGENCY DEBT			9,099,046

TREASURY DEBT - 1.6%
1,500,000	United States Treasury Bill	0.080	03/05/15	1,499,652
4,000,000	United States Treasury Bill	0.040	03/12/15	3,999,827
3,750,000	United States Treasury Bill	0.030	03/26/15	3,749,834
13,000,000	United States Treasury Bill	0.040-0.090	05/28/15	12,996,613
20,000,000	United States Treasury Bill	0.083-0.103	08/20/15	19,983,879
	TOTAL TREASURY DEBT			42,229,805

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			51,328,851

	TOTAL SHORT-TERM INVESTMENTS			54,328,705
	(Cost $54,335,171)
	TOTAL INVESTMENTS - 101.6%			2,699,911,653
	(Cost $2,050,515,273)
	OTHER ASSETS & LIABILITIES, NET - (1.6)%			(43,111,003)
	NET ASSETS - 100.0%			$2,656,800,650

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $53,047,567.
m	Indicates a security that has been deemed illiquid.
71

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 0.1%
CORPORATE BONDS - 0.1%

HONG KONG - 0.1%
$534,000	m	Asia Pacific Investment Partners	8.000%	04/29/16	$534,000
		TOTAL HONG KONG			534,000

		TOTAL CORPORATE BONDS			534,000
		(Cost $534,000)
		TOTAL BONDS			534,000
		(Cost $534,000)

EQUITY LINKED NOTES - 0.6%

GERMANY - 0.2%
9,917,142	*,g,j	Deutsche Bank, Fondul Proprietatea S.A.	0.000	10/24/22	2,111,359
		TOTAL GERMANY			2,111,359

UNITED KINGDOM - 0.4%
392	*,j	HSBC Bank plc, Kingdom of Saudi Arabia	0.000	08/07/17	3,217,524
		TOTAL UNITED KINGDOM			3,217,524

		TOTAL EQUITY LINKED NOTES			5,328,883
		(Cost $6,855,415)

SHARES		COMPANY

COMMON STOCKS - 99.2%

ANGOLA - 0.1%
172,691	*	Mota-Engil Africa NV			1,204,019
		TOTAL ANGOLA			1,204,019

ARGENTINA - 0.2%
15,495	e	Mercadolibre, Inc			1,920,450
		TOTAL ARGENTINA			1,920,450

AUSTRALIA - 0.2%
425,044		Iluka Resources Ltd			2,308,264
		TOTAL AUSTRALIA			2,308,264

BRAZIL - 6.8%
472,500		Banco Bradesco S.A. (Preference)			5,939,598
875,709		Banco Itau Holding Financeira S.A.			10,737,287
176,400		BRF S.A.			4,232,417
471,020		Cielo S.A.			7,021,634
1,758,200	*	Cosan Logistica S.A.			1,434,998
523,500		Empresa Brasileira de Aeronautica S.A.			4,631,656
603,000	*	Gol Linhas Aereas Inteligentes S.A.			2,746,170
72

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

173,300		Kepler Weber S.A.	$2,461,939
172,800		Linx S.A.	3,048,673
487,300		Lojas Americanas S.A.(Preference)	2,824,006
52,300	*	Ouro Fino Saude Animal Participacoes S.A.	565,247
421,845		Petroleo Brasileiro S.A.	1,264,002
980,100		Petroleo Brasileiro S.A. (Preference)	2,987,876
258,800		Smiles S.A.	4,075,021
163,800		Ultrapar Participacoes S.A.	3,235,405
659,000		Vale S.A. (Preference)	4,064,642
		TOTAL BRAZIL	61,270,571

CHILE - 0.3%
1,791,005		Parque Arauco S.A.	3,177,042
		TOTAL CHILE	3,177,042

CHINA - 21.4%
3,568,000		Agile Property Holdings Ltd	2,173,453
11,209,000		Agricultural Bank of China	5,473,505
23,069	*	Baidu, Inc (ADR)	5,027,197
1,423,000	*	China Aircraft Leasing Group Holdings Ltd	1,995,985
8,809,000	e	China Animal Healthcare Ltd	5,925,454
9,510,000	*	China Cinda Asset Management Co Ltd	4,498,214
991,000		China Conch Venture Holdings Ltd	2,097,549
16,904,000		China Construction Bank	13,531,322
10,730,000	*	China Eastern Airlines Corp Ltd (H Shares)	5,441,790
2,865,000		China Life Insurance Co Ltd	11,102,139
3,148,000		China Machinery Engineering Corp	2,671,093
2,139,000		China Medical System Holdings Ltd	3,699,670
1,573,000		China Mobile Hong Kong Ltd	20,619,637
1,752,000		China Overseas Land & Investment Ltd	5,051,872
734,400		China Pacific Insurance Group Co Ltd	3,529,350
752,000		China Shenhua Energy Co Ltd	2,064,265
2,852,000	*,e	China Shipping Development Co Ltd	2,029,204
2,996,800	*,e	China Vanke Co Ltd	6,493,665
3,317,000		CNOOC Ltd	4,401,208
2,017,000		CPMC Holdings Ltd	1,075,884
477,700	*,e,g	Dalian Wanda Commercial Properties Co Ltd	2,951,618
2,592,000		Guangdong Investments Ltd	3,479,334
8,708,000		Huadian Fuxin Energy Corp Ltd	4,104,091
5,286,000		Huadian Power International Co	4,780,872
10,934,000		Huaneng Renewables Corp Ltd	3,905,968
146,313	*,e	iKang Healthcare Group, Inc (ADR)	2,491,710
22,356,834		Industrial & Commercial Bank of China	15,943,258
133,690	*	JD.com, Inc (ADR)	3,320,860
1,000,000		Ping An Insurance Group Co of China Ltd	10,598,932
6,084,000	e	Sihuan Pharmaceutical Holdings	3,916,601
1,693,900		Tencent Holdings Ltd	28,570,254
		TOTAL CHINA	192,965,954

COLOMBIA - 0.2%
601,369		Cementos Argos S.A.	2,267,457
		TOTAL COLOMBIA	2,267,457
73

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.4%
17,417		Komercni Banka AS	$3,544,419
		TOTAL CZECH REPUBLIC	3,544,419

EGYPT - 0.7%
829,573		Commercial International Bank	6,010,051
		TOTAL EGYPT	6,010,051

GREECE - 1.1%
367,100		Aegean Airlines S.A.	2,845,685
186,901		Eurobank Properties Real Estate Investment Co	1,664,831
231,402	*	Hellenic Telecommunications Organization S.A.	1,908,209
141,528		JUMBO S.A.	1,344,750
217,667		OPAP S.A.	1,839,529
		TOTAL GREECE	9,603,004

HONG KONG - 3.1%
1,014,200		AIA Group Ltd	5,887,368
22,290	*,m	Asia Pacific Investment Partners Limited	169,529
3,062,000		China Gas Holdings Ltd	4,732,465
1,643,400	*,e,m	China Metal Recycling Holdings Ltd	2,120
158,700		Hong Kong Exchanges and Clearing Ltd	3,652,504
49,875,941		Lai Fung Holdings Ltd	980,412
71,072,000		Lai Sun Development	1,590,174
22,290	*,m	Mongolian Metals Corporation	0
3,099,000	*	PAX Global Technology Ltd	2,901,686
4,172,254	*	Summit Ascent Holdings Ltd	2,321,268
924,000		Techtronic Industries Co	3,017,568
300,000		Wharf Holdings Ltd	2,430,367
		TOTAL HONG KONG	27,685,461

INDIA - 13.9%
152,219		Apollo Hospitals Enterprise Ltd	3,221,961
519,229		Axis Bank Ltd	4,918,612
445,453		Bharat Forge Ltd	7,426,714
259,179		Bharat Petroleum Corp Ltd	3,123,774
299,205	*	Eros International Media Ltd	1,739,729
349,205		HDFC Bank Ltd	6,039,787
383,026	*	Hindustan Petroleum Corp Ltd	4,049,977
217,735		Housing Development Finance Corp	4,424,540
1,277,750		ICICI Bank Ltd	7,423,182
102,862		Idea Cellular Ltd	256,651
416,318		IndusInd Bank Ltd	5,839,782
245,653		Infosys Technologies Ltd	8,443,552
771,737		IRB Infrastructure Developers Ltd	3,348,002
260,699		Larsen & Toubro Ltd	7,135,289
231,275		Lupin Ltd	5,918,421
535,233		Motherson Sumi Systems Ltd	3,888,449
1,054,777		Mundra Port and Special Economic Zone Ltd	5,795,842
516,106		Oberoi Realty Ltd	2,350,667
74

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

650,627		Phoenix Mills Ltd	$4,267,130
1,442,209		Power Grid Corp of India Ltd	3,439,258
23,015		Shree Cement Ltd	4,069,570
711,588		Sun Pharmaceutical Industries Ltd	10,526,669
115,271		Tata Consultancy Services Ltd	4,619,494
603,736		Tata Motors Ltd	5,693,572
10,004,347	*	Unitech Ltd	2,992,232
74,607	*	United Spirits Ltd	4,157,502
		TOTAL INDIA	125,110,358

INDONESIA - 1.5%
2,731,400		Bank Rakyat Indonesia	2,499,179
3,111,100		PT Bank Mandiri Persero Tbk	2,679,922
8,852,500		PT Cardig Aero Services Tbk	841,589
3,851,400		PT Jasa Marga Tbk	2,179,215
1,988,329		PT Matahari Department Store Tbk	2,428,392
3,739,900		PT Perusahaan Gas Negara Persero Tbk	1,485,735
5,823,800		PT Vale Indonesia Tbk	1,578,359
		TOTAL INDONESIA	13,692,391

JAPAN - 0.5%
6,500		Fast Retailing Co Ltd	2,411,343
84,900		Uni-Charm Corp	2,339,308
		TOTAL JAPAN	4,750,651

KOREA, REPUBLIC OF - 12.6%
9,334		CJ O Shopping Co Ltd	1,888,988
40,527	*	Cosmax, Inc	4,010,457
36,853		Fila Korea Ltd	3,690,018
85,109		Hanjin Transportation Co Ltd	4,928,046
24,266		Hanssem Co Ltd	3,405,536
242,811	*	Hynix Semiconductor, Inc	10,488,351
29,920		Hyundai Motor Co	4,598,223
147,211		Korea Electric Power Corp	5,755,792
56,752	*	Korean Air Lines Co Ltd	2,463,387
22,783		LG Hausys Ltd	3,715,282
9,648		LG Household & Health Care Ltd	6,069,700
111,414		Samsung Card Co	3,872,522
34,336		Samsung Electronics Co Ltd	42,624,662
43,947		Samsung Life Insurance Co Ltd	4,513,975
18,236		SK Telecom Co Ltd	4,779,033
85,335		Woongjin Coway Co Ltd	6,838,828
		TOTAL KOREA, REPUBLIC OF	113,642,800

MALAYSIA - 0.5%
1,284,700		Karex BHD	1,416,788
3,188,400		Silverlake Axis Ltd	3,078,722
		TOTAL MALAYSIA	4,495,510

MEXICO - 4.8%
1,386,700	*	Alfa S.A. de C.V. (Class A)	2,541,289
75

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

541,000	*	Banregio Grupo Financiero SAB de C.V.	$2,798,929
7,233,404	*,e	Cemex S.A. de C.V.	6,422,937
1,146,000		Concentradora Fibra Danhos S.A. de C.V.	2,720,216
746,300	*	Fomento Economico Mexicano S.A. de C.V.	6,232,983
695,400		Grupo Aeroportuario del Centro Norte Sab de C.V.	3,189,482
753,880		Grupo Financiero Banorte S.A. de C.V.	3,825,855
1,726,200		Grupo Mexico S.A. de C.V. (Series B)	4,559,209
1,192,700	*	Grupo Televisa S.A.	7,762,755
1,477,700		PLA Administradora Industrial S de RL de C.V.	3,165,479
		TOTAL MEXICO	43,219,134

PAKISTAN - 0.4%
1,105,300		Engro Chemical Pakistan Ltd	3,251,712
		TOTAL PAKISTAN	3,251,712

PERU - 0.5%
376,349		Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,297,906
		TOTAL PERU	4,297,906

PHILIPPINES - 5.1%
2,355,400		Aboitiz Power Corp	2,368,905
9,243,800	*	Bloomberry Resorts Corp	2,590,219
658,000	*	Century Pacific Food, Inc	268,406
1,014,200		Concepcion Industrial Corp	1,173,071
3,534,200		D&L Industries Inc	1,358,258
210,275		GT Capital Holdings, Inc	5,755,946
1,724,720		International Container Term Services, Inc	4,442,811
31,740,800		Megaworld Corp	3,722,655
17,113,000		Metro Pacific Investments Corp	2,003,522
2,003,683		Metropolitan Bank & Trust	4,316,372
112,242		Philippine Stock Exchange, Inc	902,146
13,228,700		PNOC Energy Development Corp	2,558,362
4,072,000		Robinsons Land Corp	2,562,957
1,292,070		Robinsons Retail Holdings, Inc	2,320,821
8,113,175		SM Prime Holdings	3,410,137
1,287,287		Universal Robina	6,039,411
		TOTAL PHILIPPINES	45,793,999

PORTUGAL - 0.1%
441,005	e	Mota Engil SGPS S.A.	1,348,473
		TOTAL PORTUGAL	1,348,473

QATAR - 0.5%
87,563	*	Qatar National Bank	4,754,600
		TOTAL QATAR	4,754,600

RUSSIA - 1.1%
146,372		LUKOIL (ADR)	5,755,252
278,481		MMC Norilsk Nickel (ADR)	4,589,955
		TOTAL RUSSIA	10,345,207
76

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SINGAPORE - 0.7%
1,263,100		Petra Foods Ltd	$3,723,863
1,424,000		Singapore Post Ltd	2,251,169
		TOTAL SINGAPORE	5,975,032

SOUTH AFRICA - 3.9%
254,349		AVI Ltd	1,843,165
388,949		Barclays Africa Group Ltd	6,612,298
296,652		Foschini Ltd	4,253,272
135,850		Naspers Ltd (N Shares)	19,597,972
147,358		Shoprite Holdings Ltd	2,329,384
		TOTAL SOUTH AFRICA	34,636,091

SRI LANKA - 0.3%
1,473,251		John Keells Holdings plc	2,381,045
		TOTAL SRI LANKA	2,381,045

TAIWAN - 8.7%
4,226,000		Advanced Semiconductor Engineering, Inc	5,306,669
476,000		Airtac International Group	4,132,824
654,000		Catcher Technology Co Ltd	5,718,951
136,321		ChipMOS TECHNOLOGIES Bermuda Ltd	3,199,454
265,000		Eclat Textile Co Ltd	2,743,367
1,353,730		Hon Hai Precision Industry Co, Ltd	3,714,623
2,324,636		Hota Industrial Manufacturing Co Ltd	4,160,037
112,000		Largan Precision Co Ltd	9,313,646
605,000		MediaTek, Inc	9,199,169
790,000		Novatek Microelectronics Corp Ltd	4,345,402
5,500,000		Taiwan Semiconductor Manufacturing Co Ltd	24,186,957
333,000		TPK Holding Co Ltd	2,157,355
		TOTAL TAIWAN	78,178,454

THAILAND - 2.8%
351,200		Airports of Thailand PCL (ADR)	3,465,260
22,676,900	*	Asia Aviation PCL (ADR)	3,767,794
3,681,073		Beauty Community PCL (ADR)	4,295,344
4,533,500		MC Group PCL (ADR)	2,035,229
4,607,210		Minor International PCL (Foreign)	5,086,739
608,300		PTT PCL (ADR)	6,431,576
		TOTAL THAILAND	25,081,942

TURKEY - 2.5%
449,576		Arcelik AS	2,857,200
147,263		Coca-Cola Icecek AS	2,969,393
1,677,404		Emlak Konut Gayrimenkul Yatiri	2,190,408
936,736		Haci Omer Sabanci Holding AS	3,945,830
151,408		Tupras Turkiye Petrol Rafine	3,281,581
1,067,536	*	Turk Hava Yollari	4,074,154
1,673,402		Yapi ve Kredi Bankasi	3,459,368
		TOTAL TURKEY	22,777,934
77

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

UNITED ARAB EMIRATES - 2.5%
8,376,124	*	Air Arabia PJSC	$3,780,746
275,978		Al Noor Hospitals Group plc	3,774,359
177,060		DP World Ltd	3,474,114
2,336,263	*	Emaar Malls Group PJSC	1,766,867
2,584,130		Emaar Properties PJSC	4,710,070
1,163,402		First Gulf Bank PJSC	5,364,486
		TOTAL UNITED ARAB EMIRATES	22,870,642

UNITED KINGDOM - 0.5%
90,220		SABMiller plc (Johannesburg)	4,890,429
		TOTAL UNITED KINGDOM	4,890,429

UNITED STATES - 1.0%
208,736	*	Eros International plc	3,915,887
115,211	*	Yahoo!, Inc	5,068,132
		TOTAL UNITED STATES	8,984,019

VIETNAM - 0.3%
465,876	*	Mobile World Investment Corp	2,728,296
		TOTAL VIETNAM	2,728,296

		TOTAL COMMON STOCKS	895,163,317
		(Cost $819,585,744)

PREFERRED STOCKS - 0.0%
PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,905
		TOTAL PHILIPPINES	3,905

		TOTAL PREFERRED STOCKS	3,905
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%
GREECE - 0.0%
923,635		Piraeus Bank S.A.	111,677
		TOTAL GREECE	111,677

THAILAND - 0.0%
214,931		Minor International PCL	37,102
		TOTAL THAILAND	37,102

		TOTAL RIGHTS / WARRANTS	148,779
		(Cost $812,067)
78

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
19,464,420	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$19,464,420
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,464,420
		TOTAL SHORT-TERM INVESTMENTS	$19,464,420
		(Cost $19,464,420)

		TOTAL INVESTMENTS - 102.1%	920,643,304
		(Cost $847,255,703)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(18,495,846)
		NET ASSETS - 100.0%	$902,147,458

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,449,315.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/15 the aggregate value of these securities, is $5,062,977, or 0.6% of net assets.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
79

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$252,919,046	28.0%
INFORMATION TECHNOLOGY	189,955,033	21.1
CONSUMER DISCRETIONARY	124,816,213	13.8
INDUSTRIALS	99,988,972	11.1
CONSUMER STAPLES	52,844,027	5.9
HEALTH CARE	40,040,092	4.4
MATERIALS	39,846,273	4.4
UTILITIES	36,610,782	4.1
ENERGY	36,594,916	4.1
TELECOMMUNICATION SERVICES	27,563,530	3.1
SHORT - TERM INVESTMENTS	19,464,420	2.2
OTHER ASSETS & LIABILITIES, NET	(18,495,846)	(2.1)

NET ASSETS	$902,147,458	100.0%
80

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.3%
81,306		Amcor Ltd	$803,565
126,841		APA Group	799,576
35,996		Australia & New Zealand Banking Group Ltd	918,887
178,728		BHP Billiton Ltd	4,122,313
672,545		Brambles Ltd	5,509,880
76,321		Commonwealth Bank of Australia	5,277,218
46,646		Computershare Ltd	419,113
49,818		Crown Ltd	523,449
55,786		CSL Ltd	3,796,433
941,553		Federation Centres	2,208,402
48,059	e	Flight Centre Ltd	1,402,902
4,321,942	e	Fortescue Metals Group Ltd	7,836,941
491,377	e	Harvey Norman Holdings Ltd	1,500,803
182,563		Lend Lease Corp Ltd	2,353,170
12,814		National Australia Bank Ltd	353,390
42,638		REA Group Ltd	1,630,988
2,729,894	*	Scentre Group	8,021,184
8,482		Sonic Healthcare Ltd	123,830
1,051,897		Telstra Corp Ltd	5,305,752
72,161		Wesfarmers Ltd	2,437,444
569,361		Westpac Banking Corp	15,216,766
132,651		Woodside Petroleum Ltd	3,523,075
209,123		Woolworths Ltd	5,146,251
		TOTAL AUSTRALIA	79,231,332

AUSTRIA - 0.0%
77,055	*,e,m	Immoeast AG.	0
		TOTAL AUSTRIA	0

BELGIUM - 1.7%
44,949		Ageas	1,539,226
151,786		Belgacom S.A.	5,653,151
95,650		Delhaize Group	7,956,779
24,718		InBev NV	3,014,758
		TOTAL BELGIUM	18,163,914

CHINA - 0.1%
1,623,000	e	Yangzijiang Shipbuilding	1,483,711
		TOTAL CHINA	1,483,711

DENMARK - 1.9%
1,548		AP Moller - Maersk AS (Class A)	3,029,261
4,562		AP Moller - Maersk AS (Class B)	9,218,657
3,317		Coloplast AS	261,464
81

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

57,171		Novo Nordisk AS	$2,548,150
3,404		Pandora AS	243,344
129,752	*	Vestas Wind Systems AS	5,041,334
		TOTAL DENMARK	20,342,210

FINLAND - 1.3%
98,293		Fortum Oyj	2,096,663
58,934	e	Kone Oyj (Class B)	2,658,052
29,341	e	Neste Oil Oyj	815,927
462,246		UPM-Kymmene Oyj	8,125,071
		TOTAL FINLAND	13,695,713

FRANCE - 9.1%
505,340		AXA S.A.	11,820,884
119,027		Cap Gemini S.A.	8,638,988
21,251		Casino Guichard Perrachon S.A.	1,927,941
49,717		CNP Assurances	872,806
613,327		Credit Agricole S.A.	7,273,852
44,268		Edenred	1,272,291
132,571		Electricite de France	3,593,861
202,950		Groupe Eurotunnel S.A.	2,724,948
17,078		Imerys S.A.	1,233,120
17,331		Klepierre	815,560
6,940		L’Oreal S.A.	1,240,902
59,862		Michelin (C.G.D.E.) (Class B)	5,829,478
676,535		Natixis	4,302,748
73,942		Sanofi-Aventis	6,813,007
52,661		SCOR	1,639,333
8,641		Societe BIC S.A.	1,228,618
102,327		Technip S.A.	5,975,559
179,601		Total S.A.	9,219,020
63,285		Valeo S.A.	8,923,289
147,760		Vinci S.A.	7,762,450
245,613		Vivendi Universal S.A.	5,808,107
2,497		Wendel	279,836
		TOTAL FRANCE	99,196,598

GERMANY - 8.8%
88,960		Allianz AG.	14,668,732
124,407		BASF AG.	11,126,668
34,348		Bayer AG.	4,947,187
22,169		Continental AG.	5,002,363
178,051		Daimler AG. (Registered)	16,125,150
504,659		Deutsche Lufthansa AG.	8,535,777
111,407		Deutsche Post AG.	3,605,474
9,126		Henkel KGaA (Preference)	1,044,855
156,999		Infineon Technologies AG.	1,759,462
71,508		Merck KGaA	7,144,828
42,615		Muenchener Rueckver AG.	8,543,524
20,984	e	Siemens AG.	2,216,684
251,304		Telefonica Deutschland Holding AG.	1,394,179
120,996	*,e	ThyssenKrupp AG.	3,143,314
82

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

26,632	*	TUI AG. (DI)	$468,524
29,470		Volkswagen AG.	6,543,106
		TOTAL GERMANY	96,269,827

HONG KONG - 3.6%
126,800		AIA Group Ltd	736,066
2,258,000		BOC Hong Kong Holdings Ltd	7,914,713
308,000		Cheung Kong Holdings Ltd	5,877,495
579,600	e	Henderson Land Development Co Ltd	4,131,861
537,500		Hong Kong Electric Holdings Ltd	5,621,819
113,000		Hutchison Whampoa Ltd	1,499,903
200,000		Hysan Development Co Ltd	966,636
730,000		Li & Fung Ltd	724,134
3,800,600		Noble Group Ltd	2,973,000
158,000		NWS Holdings Ltd	293,238
253,000		Sun Hung Kai Properties Ltd	4,116,893
222,500		Swire Pacific Ltd (Class A)	2,979,625
232,000		Wheelock & Co Ltd	1,312,608
177,500		Yue Yuen Industrial Holdings	660,562
		TOTAL HONG KONG	39,808,553

IRELAND - 0.5%
33,000	*	Ryanair Holdings plc (ADR)	2,177,340
37,914		Shire Ltd	2,767,262
		TOTAL IRELAND	4,944,602

ISRAEL - 0.5%
188,239		Bank Hapoalim Ltd	836,167
185,612		Bezeq Israeli Telecommunication Corp Ltd	296,013
1,521		Delek Group Ltd	372,042
28,023		Israel Chemicals Ltd	201,369
359		Israel Corp Ltd	116,496
73,803		Teva Pharmaceutical Industries Ltd	4,191,528
		TOTAL ISRAEL	6,013,615

ITALY - 1.5%
498,417		Assicurazioni Generali S.p.A.	10,519,376
208,067		ENI S.p.A.	3,501,472
407,603		Snam Rete Gas S.p.A.	1,994,339
		TOTAL ITALY	16,015,187

JAPAN - 21.2%
7,000	e	ABC-Mart, Inc	349,181
97,100	e	AEON Financial Service Co Ltd	1,744,912
1,332,000	e	Aozora Bank Ltd	4,847,384
784,000		Asahi Kasei Corp	7,742,830
23,800		Bridgestone Corp	951,222
57,400		Brother Industries Ltd	983,021
7,400		Calbee, Inc	288,969
211,500		Canon, Inc	6,690,894
69,500	e	Chugoku Electric Power Co, Inc	960,870
83

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

133,700		Citizen Watch Co Ltd	$1,067,209
183,700		Dai-ichi Mutual Life Insurance Co	2,461,141
16,800		Daikin Industries Ltd	1,169,044
413,600	e	Daiwa House Industry Co Ltd	7,616,680
31,400		Denso Corp	1,389,083
364,000		Fuji Electric Holdings Co Ltd	1,556,538
78,700		Fujifilm Holdings Corp	2,659,878
341,300		Hino Motors Ltd	4,832,278
597,000		Hitachi Ltd	4,508,598
65,600		Hokuriku Electric Power Co	927,068
67,900		Hoya Corp	2,631,300
198,100		Isuzu Motors Ltd	2,637,207
969,500	*	Japan Display, Inc	3,397,517
178,600		Japan Tobacco, Inc	4,864,467
85,400		KDDI Corp	6,028,292
3,419,000		Kobe Steel Ltd	5,996,272
414,900		Komatsu Ltd	8,135,954
383,000		Kubota Corp	5,685,783
78,000	e	Lawson, Inc	5,099,746
764,000		Mitsubishi Electric Corp	8,836,218
305,000		Mitsubishi Heavy Industries Ltd	1,683,476
114,100		Mitsubishi UFJ Financial Group, Inc	606,358
320,000		Mitsui OSK Lines Ltd	1,080,307
181,000		Mitsui Trust Holdings, Inc	636,491
36,100	e	Nikon Corp	458,048
212,000		Nippon Meat Packers, Inc	5,241,088
116,400		Nippon Telegraph & Telephone Corp	6,889,336
221,000		Nippon Yusen Kabushiki Kaisha	657,057
671,100		Nissan Motor Co Ltd	5,722,615
47,000		NSK Ltd	550,773
260,000		ORIX Corp	2,987,610
5,500		Osaka Securities Exchange Co Ltd	127,987
290,400		Otsuka Holdings KK	8,984,703
370,900		Resona Holdings, Inc	1,840,113
104,800		Seiko Epson Corp	4,256,234
222,000		Sekisui Chemical Co Ltd	2,427,959
689,800	e	Sekisui House Ltd	8,920,163
85,200		Shionogi & Co Ltd	2,556,618
188,100	e	Showa Shell Sekiyu KK	1,835,771
30,500		So-net M3, Inc	613,529
40,600		Sony Corp	954,956
186,000		Sumitomo Heavy Industries Ltd	1,006,522
232,000		Sumitomo Mitsui Financial Group, Inc	7,785,185
69,200		Sysmex Corp	3,092,352
362,000		Taiheiyo Cement Corp	1,062,237
66,300		THK Co Ltd	1,610,129
330,400		Tohoku Electric Power Co, Inc	4,161,927
285,800		Tokio Marine Holdings, Inc	9,977,904
140,000		Tokyo Tatemono Co Ltd	945,164
49,600		Toyota Industries Corp	2,669,674
355,600		Toyota Motor Corp	22,925,860
330		United Urban Investment Corp	528,252
84

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

156,900		West Japan Railway Co	$8,069,941
178,000		Yamaha Corp	2,592,193
		TOTAL JAPAN	231,518,088

LUXEMBOURG - 0.3%
79,054		SES Global S.A.	2,879,801
		TOTAL LUXEMBOURG	2,879,801

NETHERLANDS - 3.2%
73,988		Boskalis Westminster	3,270,900
16,914		Heineken Holding NV	1,106,892
527,639		Koninklijke Ahold NV	9,523,081
326,005		Royal Dutch Shell plc (A Shares)	9,935,186
368,722		Royal Dutch Shell plc (B Shares)	11,673,725
		TOTAL NETHERLANDS	35,509,784

NEW ZEALAND - 0.1%
133,945		Fletcher Building Ltd	813,685
101,068		Ryman Healthcare Ltd	605,011
		TOTAL NEW ZEALAND	1,418,696

NORWAY - 1.0%
474,270		Norsk Hydro ASA	2,787,161
83,828		Statoil ASA	1,403,807
308,824		Telenor ASA	6,634,395
		TOTAL NORWAY	10,825,363

PORTUGAL - 0.4%
1,296,738		Energias de Portugal S.A.	4,932,701
		TOTAL PORTUGAL	4,932,701

SINGAPORE - 1.2%
310,224		DBS Group Holdings Ltd	4,522,947
19,000		Jardine Cycle & Carriage Ltd	593,031
2,513	*	Kenon Holdings Ltd	42,609
1,046,469		Oversea-Chinese Banking Corp	8,026,586
		TOTAL SINGAPORE	13,185,173

SPAIN - 2.4%
1,835,930		Banco Santander Central Hispano S.A.	12,348,592
599,547		Criteria CaixaBank S.A.	2,611,473
218,312		Gas Natural SDG S.A.	5,124,605
23,631		Red Electrica de Espana	2,013,316
309,758		Telefonica S.A.	4,644,946
		TOTAL SPAIN	26,742,932

SWEDEN - 2.9%
921,360		Ericsson (LM) (B Shares)	11,170,804
26,501		Hakon Invest AB	1,018,206
97,707		Investor AB (B Shares)	3,555,428
319,085		Skandinaviska Enskilda Banken AB (Class A)	3,842,292
85

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

244,589		Skanska AB (B Shares)	$5,421,124
93,449		Svenska Handelsbanken (A Shares)	4,425,179
19,491		Swedish Match AB	634,567
176,035		TeliaSonera AB	1,084,686
		TOTAL SWEDEN	31,152,286

SWITZERLAND - 9.0%
4,320		Givaudan S.A.	7,874,604
222,449		Glencore Xstrata plc	829,419
3,270		Kuehne & Nagel International AG.	450,130
261		Lindt & Spruengli AG.	1,358,512
235,869		Nestle S.A.	18,013,542
284,247		Novartis AG.	27,700,643
13,157		Phonak Holding AG.	1,728,522
90,774		Roche Holding AG.	24,465,171
121,623		Swiss Re Ltd	10,971,294
14,306		Zurich Financial Services AG.	4,743,558
		TOTAL SWITZERLAND	98,135,395

UNITED KINGDOM - 21.3%
279,740		Antofagasta plc	2,727,503
27,175		Ashtead Group plc	442,205
33,456		AstraZeneca plc (ADR)	2,376,714
1,201,478		Aviva plc	9,532,389
463,747		BHP Billiton plc	10,072,829
273,311		BP plc (ADR)	10,612,666
306,949		British American Tobacco plc	17,316,842
405,237		British Land Co plc	5,050,029
519,882		British Sky Broadcasting plc	7,249,844
1,646,940		BT Group plc	10,332,322
19,932		Bunzl plc	567,801
19,337		Croda International plc	772,249
35,584		Diageo plc	1,053,308
712,955		Direct Line Insurance Group plc	3,343,516
321,567		easyJet plc	8,966,215
587,698	*	Fiat DaimlerChrysler Automobiles NV	7,751,002
753,617		GKN plc	4,162,099
758,971		GlaxoSmithKline plc	16,711,570
1,071,117		HSBC Holdings plc	9,799,870
257,909		Imperial Tobacco Group plc	12,113,721
687,728	*	International Consolidated Airlines Group S.A.	5,611,341
67,672		Johnson Matthey plc	3,310,561
2,601,113		Legal & General Group plc	10,446,388
310,424		Liberty International plc	1,703,633
252,000	*	Lloyds TSB Group plc	279,169
666,189		National Grid plc	9,365,954
513,306		Prudential plc	12,478,671
61,437		Reckitt Benckiser Group plc	5,199,712
162,966		Reed Elsevier NV	3,984,282
539,088		Reed Elsevier plc	9,359,115
20,517		Rio Tinto plc	901,578
318,948		Sage Group plc	2,299,251
86

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

17,263		Severn Trent plc	$558,885
373,789		Tate & Lyle plc	3,812,244
332,946		Unilever NV	14,438,079
10,712		Unilever plc	471,693
21,303		United Utilities Group plc	328,788
79,123		Vodafone Group plc (ADR)	2,779,591
88,903		Weir Group plc	2,241,408
31,905		Wolseley plc	1,849,376
		TOTAL UNITED KINGDOM	232,374,413

UNITED STATES - 0.4%
70,000	d	iShares MSCI EAFE Index Fund	4,284,700
		TOTAL UNITED STATES	4,284,700

		TOTAL COMMON STOCKS	1,088,124,594
		(Cost $1,029,372,749)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
1,835,930	m	Banco Santander S.A.	280,645
		TOTAL SPAIN	280,645

		TOTAL RIGHTS / WARRANTS	280,645
		(Cost $315,530)

SHORT-TERM INVESTMENTS - 3.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
39,617,971	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	39,617,971
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	39,617,971
		TOTAL SHORT-TERM INVESTMENTS	39,617,971
		(Cost $39,617,971)

		TOTAL INVESTMENTS - 103.3%	1,128,023,210
		(Cost $1,069,306,250)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(35,844,023)
		NET ASSETS - 100.0%	$1,092,179,187

Abbreviation(s):
	ADR	American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,743,328.
m	Indicates a security that has been deemed illiquid.
87

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$279,848,498	25.6%
CONSUMER DISCRETIONARY	137,555,427	12.6
INDUSTRIALS	134,925,138	12.4
CONSUMER STAPLES	124,323,599	11.4
HEALTH CARE	121,428,522	11.1
MATERIALS	81,599,785	7.5
ENERGY	58,868,250	5.4
TELECOMMUNICATION SERVICES	56,850,770	5.2
INFORMATION TECHNOLOGY	50,482,269	4.6
UTILITIES	42,522,981	3.9
SHORT - TERM INVESTMENTS	39,617,971	3.6
OTHER ASSETS & LIABILITIES, NET	(35,844,023)	(3.3)

NET ASSETS	$1,092,179,187	100.0%
88

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUSTRALIA - 6.4%
1,910,042	*	Alumina Ltd	$2,858,975
371,168		Amcor Ltd	3,668,336
123,335		BHP Billiton Ltd	2,844,689
37,830		Caltex Australia Ltd	979,050
377,714	e	Fortescue Metals Group Ltd	684,906
142,000	*	Newcrest Mining Ltd	1,533,239
206,262		Oil Search Ltd	1,241,236
99,428		Woodside Petroleum Ltd	2,640,706
		TOTAL AUSTRALIA	16,451,137

BRAZIL - 0.7%
140,000		Suzano Papel e Celulose S.A.	567,148
213,200		Vale S.A. (Preference)	1,314,995
		TOTAL BRAZIL	1,882,143

CANADA - 11.6%
46,035		Agrium, Inc	4,911,439
127,700		Alimentation Couche Tard, Inc	5,003,686
106,750		Franco-Nevada Corp	6,160,366
64,885		Imperial Oil Ltd	2,412,188
117,205	e	Parkland Income Fund	2,019,058
227,685		Potash Corp of Saskatchewan	8,288,902
91,798	*,e	Seven Generations Energy Ltd	1,180,436
		TOTAL CANADA	29,976,075

DENMARK - 1.0%
57,268		Novozymes AS	2,611,676
		TOTAL DENMARK	2,611,676

FINLAND - 1.3%
146,437		Stora Enso Oyj (R Shares)	1,420,794
115,766		UPM-Kymmene Oyj	2,034,862
		TOTAL FINLAND	3,455,656

FRANCE - 2.3%
117,518		Total S.A.	6,032,265
		TOTAL FRANCE	6,032,265

INDIA - 2.1%
71,992		Britannia Industries Ltd	2,191,856
196,558		PI Industries Ltd	1,589,823
282,068		United Phosphorus Ltd	1,673,916
		TOTAL INDIA	5,455,595
89

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

INDONESIA - 1.6%
5,220,000		PT Charoen Pokphand Indonesia Tbk	$1,621,309
2,688,600		PT Perusahaan Gas Negara Persero Tbk	1,068,089
4,831,900		PT Vale Indonesia Tbk	1,309,535
		TOTAL INDONESIA	3,998,933

JAPAN - 2.8%
152,500		Hitachi Metals Ltd	2,485,029
124,200		JFE Holdings, Inc	2,735,798
146,000		Sumitomo Metal Mining Co Ltd	2,086,643
		TOTAL JAPAN	7,307,470

JERSEY, C.I. - 1.5%
46,253		Randgold Resources Ltd	3,969,881
		TOTAL JERSEY, C.I.	3,969,881

KOREA, REPUBLIC OF - 1.1%
7,294		Korea Zinc Co Ltd	2,849,082
		TOTAL KOREA, REPUBLIC OF	2,849,082

MALAYSIA - 0.6%
476,700		IOI Corp BHD	618,869
130,300		Kuala Lumpur Kepong BHD	813,836
		TOTAL MALAYSIA	1,432,705

NETHERLANDS - 3.4%
214,720		Royal Dutch Shell plc (A Shares)	6,543,713
70,678		Royal Dutch Shell plc (B Shares)	2,237,663
		TOTAL NETHERLANDS	8,781,376

NORWAY - 2.2%
341,582		Norsk Hydro ASA	2,007,388
52,806		Statoil ASA	884,304
55,672		Yara International ASA	2,898,415
		TOTAL NORWAY	5,790,107

POLAND - 0.9%
81,373		KGHM Polska Miedz S.A.	2,306,889
		TOTAL POLAND	2,306,889

RUSSIA - 1.9%
49,314		LUKOIL (ADR)	1,938,994
123,195		MMC Norilsk Nickel (ADR)	2,030,514
79,146	*	Uralkali (GDR)	982,149
		TOTAL RUSSIA	4,951,657

SOUTH AFRICA - 0.4%
30,235		Sasol Ltd	1,092,087
		TOTAL SOUTH AFRICA	1,092,087
90

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

SWEDEN - 2.0%
163,300		Billerud AB	$2,478,807
173,615		Boliden AB	2,712,166
		TOTAL SWEDEN	5,190,973

SWITZERLAND - 2.8%
22,516		Syngenta AG.	7,334,220
		TOTAL SWITZERLAND	7,334,220

THAILAND - 1.1%
264,600		PTT PCL (Foreign)	2,797,626
		TOTAL THAILAND	2,797,626

UNITED ARAB EMIRATES - 0.2%
53,853		Dragon Oil plc	450,316
		TOTAL UNITED ARAB EMIRATES	450,316

UNITED KINGDOM - 5.9%
114,500		Anglo American plc (London)	1,912,564
101,427		Antofagasta plc	988,927
149,274		BG Group plc	1,990,997
266,910		BHP Billiton plc	5,797,425
600		BP plc	3,855
101,528		Rio Tinto plc	4,461,443
		TOTAL UNITED KINGDOM	15,155,211

UNITED STATES - 45.4%
157,404		Alcoa, Inc	2,463,373
32,777		Alliance Holdings GP LP	1,930,565
168,167		Archer Daniels Midland Co	7,841,627
45,005		Bunge Ltd	4,029,298
21,700		Casey’s General Stores, Inc	1,981,210
22,488		CF Industries Holdings, Inc	6,867,385
23,279		Cimarex Energy Co	2,402,393
29,461		Compass Minerals International, Inc	2,574,891
76,969		ConocoPhillips	4,847,508
83,216	*	Continental Resources, Inc	3,778,006
16,688	*	Diamondback Energy, Inc	1,151,305
41,953		EOG Resources, Inc	3,735,075
168,352		Exxon Mobil Corp	14,717,332
258,805	*	Graphic Packaging Holding Co	3,747,496
94,695		International Paper Co	4,986,639
42,722		Kinder Morgan, Inc	1,753,738
34,012		Magellan Midstream Partners LP	2,636,610
149,702		Monsanto Co	17,661,842
57,003		Mosaic Co	2,775,476
11,892		NewMarket Corp	5,347,476
44,188	*,e	Oasis Petroleum, Inc	593,887
46,156		Packaging Corp of America	3,500,933
72,903	*,e	Pilgrim’s Pride Corp	1,979,317
9,200		Pioneer Natural Resources Co	1,384,876
91

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

83,602		Plains GP Holdings LP	$2,180,340
25,714		Royal Gold, Inc	1,863,236
239,465	e	Southern Copper Corp (NY)	6,532,605
112,366		Steel Dynamics, Inc	1,914,717
		TOTAL UNITED STATES	117,179,156

		TOTAL COMMON STOCKS	256,452,236
		(Cost $251,219,256)

SHORT-TERM INVESTMENTS - 4.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.8%
12,398,733	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	12,398,733
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	12,398,733
		TOTAL SHORT-TERM INVESTMENTS	12,398,733
		(Cost $12,398,733)

		TOTAL INVESTMENTS - 104.0%	268,850,969
		(Cost $263,617,989)
		OTHER ASSETS & LIABILITIES, NET - (4.0)%	(10,434,939)
		NET ASSETS - 100.0%	$258,416,030

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,099,552.
92

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$153,747,010	59.5%
ENERGY	75,556,129	29.2
CONSUMER STAPLES	26,081,008	10.1
UTILITIES	1,068,089	0.4
SHORT - TERM INVESTMENTS	12,398,733	4.8
OTHER ASSETS & LIABILITIES, NET	(10,434,939)	(4.0)

NET ASSETS	$258,416,030	100.0%
93

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 0.5%
899,370	e	BHP Billiton Ltd	$20,743,727
		TOTAL AUSTRALIA	20,743,727

BELGIUM - 0.3%
291,753	e	Fagron NV	11,911,724
		TOTAL BELGIUM	11,911,724

CHINA - 0.4%
26,421,000	*,e	Intime Retail Group Co Ltd	16,249,949
		TOTAL CHINA	16,249,949

FRANCE - 21.6%
4,975,489		Accor S.A.	247,366,339
228,692		Aeroports de Paris	27,439,612
381,807		BNP Paribas	20,046,912
1,947,483		Compagnie de Saint-Gobain	82,964,097
94,709		Eiffage S.A.	4,611,164
1,172,908	e	Essilor International S.A.	130,628,418
57,558		Nexity	2,266,386
2,208,607		Renault S.A.	168,795,794
4,890,774		Rexel S.A.	91,377,818
858,615		Vinci S.A.	45,106,630
		TOTAL FRANCE	820,603,170

GERMANY - 12.0%
1,632,333	e	Adidas-Salomon AG.	112,316,351
489,553		Bayer AG.	70,510,950
3,716,211	*	Commerzbank AG.	44,554,764
593,604		Henkel KGaA (Preference)	67,962,987
842,626		Linde AG.	161,422,145
		TOTAL GERMANY	456,767,197

GREECE - 1.9%
1,882,546	*	Hellenic Telecommunications Organization S.A.	15,524,029
19,394,474	*	National Bank of Greece S.A.	19,833,666
61,072,071	*	Piraeus Bank S.A.	35,533,842
		TOTAL GREECE	70,891,537

HONG KONG - 0.0%
18,265		Hong Kong Exchanges and Clearing Ltd	420,372
		TOTAL HONG KONG	420,372
94

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDIA - 11.5%
2,160,298	a	Ceat Ltd	$28,542,021
460,155		Eicher Motors Ltd	120,673,830
5,850,561		HDFC Bank Ltd	101,190,253
5,511,180		IndusInd Bank Ltd	77,306,500
3,950,241		Larsen & Toubro Ltd	108,117,446
		TOTAL INDIA	435,830,050

INDONESIA - 0.6%
36,788,000		PT Indofood Sukses Makmur Tbk	21,867,533
		TOTAL INDONESIA	21,867,533

JAPAN - 14.3%
59,300		Daikin Industries Ltd	4,126,448
315,100		Don Quijote Co Ltd	22,941,658
4,750		Fanuc Ltd	797,712
43,100	e	Fast Retailing Co Ltd	15,989,057
1,380,700		Hoya Corp	53,505,683
1,111,900		J Front Retailing Co Ltd	14,169,192
34,697		Kao Corp	1,521,395
25,830		Komatsu Ltd	506,512
714,100		Matsui Securities Co Ltd	6,039,665
4,457,400		Mazda Motor Corp	91,557,004
32,057		Mitsubishi Corp	559,241
241,984		Mitsubishi Electric Corp	2,798,722
363,000		Mitsubishi Heavy Industries Ltd	2,003,612
1,240,147		Mitsubishi UFJ Financial Group, Inc	6,590,470
24,000		Mitsui Trust Holdings, Inc	84,397
378,900		Murata Manufacturing Co Ltd	40,903,872
1,234,000		NGK Insulators Ltd	24,866,631
58,647		Nomura Holdings, Inc	311,805
3,337,975	*	Olympus Corp	115,440,651
4,149,150		Sony Corp	97,592,478
73,250		Sumitomo Corp	722,857
16,000		Sumitomo Metal Mining Co Ltd	228,673
13,000		Suruga Bank Ltd	244,085
504,100		Toyota Motor Corp	32,499,793
1,039,700	e	Yumeshin Holdings Co Ltd	6,601,560
		TOTAL JAPAN	542,603,173

MEXICO - 0.4%
335,800		Grupo Financiero Banorte S.A. de C.V.	1,704,147
6,301,200	*	Qualitas Controladora SAB de C.V.	12,501,930
		TOTAL MEXICO	14,206,077

NETHERLANDS - 5.2%
74,404		ASML Holding NV	7,760,951
1,444,607		Heineken NV	107,808,491
6,477,836	*	ING Groep NV	80,535,056
3,701		Royal Dutch Shell plc (A Shares)	112,790
		TOTAL NETHERLANDS	196,217,288
95

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SPAIN - 0.8%
1,431,267		Endesa S.A.	$28,564,976
		TOTAL SPAIN	28,564,976

SWEDEN - 4.4%
3,530,859		SKF AB (B Shares)	83,228,974
7,026,897		Volvo AB (B Shares)	82,265,550
		TOTAL SWEDEN	165,494,524

SWITZERLAND - 7.5%
1,065,145		Adecco S.A.	79,570,083
134,003		Burckhardt Compression Holding AG.	41,450,909
38,471		Geberit AG.	13,143,396
520,176		Holcim Ltd	36,367,001
643,210		Swatch Group AG. (Registered)	47,283,763
415,860		UBS AG.	6,970,252
180,402		Zurich Financial Services AG.	59,817,369
		TOTAL SWITZERLAND	284,602,773

UNITED KINGDOM - 17.9%
373,524		ARM Holdings plc	5,821,531
1,340,133		Associated British Foods plc	62,500,067
117,983		Barclays plc	414,359
14,568,146		British Sky Broadcasting plc	203,155,313
4,223,822		Essentra plc	52,590,014
35,253,350		Group 4 Securicor plc	151,064,599
477,246	*	Indivior plc	1,250,761
34,779,614		Man Group plc	93,631,749
232,195		Reckitt Benckiser Group plc	19,651,791
209,630		Rio Tinto plc	9,211,767
6,027,841		Rolls-Royce Group plc	80,532,102
		TOTAL UNITED KINGDOM	679,824,053

		TOTAL COMMON STOCKS	3,766,798,123
		(Cost $3,722,711,070)

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
47,116,863	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	47,116,863
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	47,116,863
		TOTAL SHORT-TERM INVESTMENTS	47,116,863
		(Cost $47,116,863)

		TOTAL INVESTMENTS - 100.5%	3,813,914,986
		(Cost $3,769,827,933)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(18,853,924)
		NET ASSETS - 100.0%	$3,795,061,062

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,997,917.
96

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$1,098,458,712	28.9%
INDUSTRIALS	1,054,529,505	27.8
FINANCIALS	569,997,979	15.0
HEALTH CARE	329,742,504	8.7
CONSUMER STAPLES	281,312,264	7.4
MATERIALS	280,563,327	7.4
INFORMATION TECHNOLOGY	107,992,037	2.9
UTILITIES	28,564,976	0.8
TELECOMMUNICATION SERVICES	15,524,029	0.4
ENERGY	112,790	0.0
SHORT - TERM INVESTMENTS	47,116,863	1.2
OTHER ASSETS & LIABILITIES, NET	(18,853,924)	(0.5)

NET ASSETS	$3,795,061,062	100.0%
97

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.2%

AUSTRALIA - 2.3%
429,239		Australia & New Zealand Banking Group Ltd	$10,957,381
520,711		BHP Billiton Ltd	12,010,059
99,964		National Australia Bank Ltd	2,756,849
		TOTAL AUSTRALIA	25,724,289

BELGIUM - 1.5%
170,753	e	Fagron NV	6,971,522
123,136		UCB S.A.	9,572,438
		TOTAL BELGIUM	16,543,960

BRAZIL - 1.7%
849,180		Banco Itau Holding Financeira S.A.	10,412,009
266,000		Cia Brasileira de Distribuicao Grupo Pao de Acucar	8,832,796
		TOTAL BRAZIL	19,244,805

CANADA - 6.5%
362,972		Alimentation Couche Tard, Inc	14,222,378
146,157	e	Canadian National Railway Co	9,629,546
271,532		Dollarama, Inc	12,896,007
90,300		Gildan Activewear, Inc	5,271,468
244,639		Suncor Energy, Inc	7,296,622
344,115		Toronto-Dominion Bank	13,702,856
408,112		TransForce, Inc	9,262,572
		TOTAL CANADA	72,281,449

CHINA - 6.9%
95,047	*	Alibaba Group Holding Ltd (ADR)	8,466,787
135,569	*,e	Bitauto Holdings Ltd (ADR)	8,109,738
11,963,200	e	China Animal Healthcare Ltd	8,047,155
7,728,600	e	China Everbright International Ltd	11,402,970
3,585,200	e	Haitong Securities Co Ltd	7,768,454
15,315,000		Sihuan Pharmaceutical Holdings	9,859,096
1,035,900		Tencent Holdings Ltd	17,472,062
12,349,600	*	Xinchen China Power Holdings Ltd	4,729,502
		TOTAL CHINA	75,855,764

FRANCE - 5.0%
167,385		BNP Paribas	8,788,609
51,194		L’Oreal S.A.	9,153,706
179,532		Teleperformance	12,862,723
259,025		Total S.A.	13,295,899
76,200		Valeo S.A.	10,744,325
		TOTAL FRANCE	54,845,262
98

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 4.9%
96,751		Allianz AG.	$15,953,400
92,800		Bayerische Motoren Werke AG.	10,791,766
102,705		Beiersdorf AG.	9,014,533
332,900		Deutsche Lufthansa AG.	5,630,654
411,339	*,e	Paion AG.	878,961
269,573		Wirecard AG.	12,049,711
		TOTAL GERMANY	54,319,025

HONG KONG - 1.7%
2,434,200		AIA Group Ltd	14,130,381
5,461,100	*	PAX Global Technology Ltd	5,113,390
		TOTAL HONG KONG	19,243,771

INDIA - 1.1%
463,079		Just Dial Ltd	11,617,602
		TOTAL INDIA	11,617,602

INDONESIA - 1.8%
12,089,500		PT Bank Mandiri Persero Tbk	10,413,975
69,636,000		PT Express Transindo Utama Tbk	5,318,085
52,244,500		PT Lippo Karawaci Tbk	4,668,997
		TOTAL INDONESIA	20,401,057

IRELAND - 3.2%
483,135		CRH plc	11,655,951
183,188		Shire Ltd	13,370,503
417,403		Smurfit Kappa Group plc	10,261,978
		TOTAL IRELAND	35,288,432

ITALY - 0.6%
285,302	*,e	Yoox S.p.A	6,173,192
		TOTAL ITALY	6,173,192

JAPAN - 13.7%
128,700	*,e	CYBERDYNE, Inc	3,351,443
373,900		Fuji Heavy Industries Ltd	13,485,561
230,300	e	GMO Payment Gateway, Inc	3,993,389
394,800		Hoya Corp	15,299,517
818,800		Infomart Corp	6,987,721
663,900		Kubota Corp	9,855,853
1,057,000	e	Matsui Securities Co Ltd	8,939,821
1,624,000	e	Mitsui OSK Lines Ltd	5,482,556
361,300	e	MonotaRO Co Ltd	9,165,172
112,000		Murata Manufacturing Co Ltd	12,090,878
131,100		Nitto Denko Corp	7,826,466
61,300	e	Oriental Land Co Ltd	14,852,427
695,600		ORIX Corp	7,993,007
168,000		Seria Co Ltd	4,848,895
1,458,700		Shimizu Corp	10,064,507
99

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

177,400		Sumitomo Mitsui Financial Group, Inc	$5,952,982
244,900		Sysmex Corp	10,943,889
		TOTAL JAPAN	151,134,084

KOREA, REPUBLIC OF - 4.0%
79,760	*	Cosmax, Inc	7,892,863
98,587		Hanssem Co Ltd	13,835,887
88,889	*	i-SENS Inc	5,088,832
14,246		Samsung Electronics Co Ltd	17,684,965
		TOTAL KOREA, REPUBLIC OF	44,502,547

MALAYSIA - 0.4%
4,088,900		Karex BHD	4,509,304
		TOTAL MALAYSIA	4,509,304

NETHERLANDS - 3.4%
130,390		ASML Holding NV	13,600,752
1,221,117	*	ING Groep NV	15,181,417
273,982		Royal Dutch Shell plc (A Shares)	8,349,755
		TOTAL NETHERLANDS	37,131,924

NORWAY - 1.8%
595,304		DNB NOR Holding ASA	8,625,123
652,988		Statoil ASA	10,935,119
		TOTAL NORWAY	19,560,242

PHILIPPINES - 4.1%
3,265,380		Banco de Oro Universal Bank	8,474,781
28,871,600	*	Bloomberry Resorts Corp	8,090,152
90,393,800		Megaworld Corp	10,601,653
9,768,450		Nickel Asia Corp	6,012,822
6,599,860		Robinsons Retail Holdings, Inc	11,854,692
		TOTAL PHILIPPINES	45,034,100

SINGAPORE - 0.7%
5,147,100		Singapore Post Ltd	8,136,934
		TOTAL SINGAPORE	8,136,934

SOUTH AFRICA - 0.6%
1,792,743		Life Healthcare Group Holdings Pte Ltd	6,671,594
		TOTAL SOUTH AFRICA	6,671,594

SPAIN - 2.2%
457,231		Acerinox S.A.	6,806,995
278,060	e	Amadeus IT Holding S.A.	11,151,386
142,139	*,e,m	Let’s GOWEX S.A.	1,606
155,320		Tecnicas Reunidas S.A.	6,039,993
		TOTAL SPAIN	23,999,980

SWEDEN - 3.1%
487,300	e	Elekta AB (B Shares)	5,229,779
100

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

355,100		Hexagon AB (B Shares)	$11,243,533
322,640		Intrum Justitia AB	8,585,969
292,584		Kinnevik Investment AB (Series B)	8,743,459
		TOTAL SWEDEN	33,802,740

SWITZERLAND - 3.2%
105,877		Lonza Group AG.	12,539,671
235,180		Novartis AG.	22,918,930
		TOTAL SWITZERLAND	35,458,601

TAIWAN - 2.8%
998,897		Eclat Textile Co Ltd	10,340,911
5,929,407		Hota Industrial Manufacturing Co Ltd	10,610,931
713,000		King Slide Works Co Ltd	10,275,072
		TOTAL TAIWAN	31,226,914

UNITED ARAB EMIRATES - 0.4%
306,808		Al Noor Hospitals Group plc	4,196,000
		TOTAL UNITED ARAB EMIRATES	4,196,000

UNITED KINGDOM - 15.4%
1,421,762		Ashtead Group plc	23,135,634
135,100	*,e	ASOS plc	5,572,486
603,613	*	BTG plc	7,171,634
235,141		Consort Medical plc	2,998,046
1,059,028		Countrywide plc	7,315,848
1,529,698	*	International Consolidated Airlines Group S.A. (London)	12,461,202
1,464,387	*	Just Eat plc	7,863,182
4,330,944		Man Group plc	11,659,527
2,211,558	*,e	Monitise plc	433,036
291,574		PayPoint plc	3,635,927
1,288,786		Poundland Group plc	6,856,215
274,888		Rightmove plc	9,603,083
810,869	*	Sports Direct International plc	8,647,847
8,156,585		Taylor Wimpey plc	16,570,624
379,159		Travis Perkins plc	10,941,109
101,960		Unilever plc	4,489,709
1,747,186	*	Virgin Money Holdings UK plc	8,230,371
184,281		Whitbread plc	13,832,284
406,297		WPP plc	8,934,704
		TOTAL UNITED KINGDOM	170,352,468

UNITED STATES - 3.2%
161,073	*,e	Lululemon Athletica, Inc	10,669,475
147,900	*,e	Mobileye NV	5,825,781
27,831		Perrigo Co plc	4,223,076
94,005	*	Valeant Pharmaceuticals International, Inc	15,030,295
		TOTAL UNITED STATES	35,748,627

		TOTAL COMMON STOCKS	1,063,004,667
		(Cost $1,006,258,590)
101

TIAA-CREF FUNDS - International Opportunities Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 8.7%
GOVERNMENT AGENCY DEBT - 1.9%
$21,200,000		Federal Home Loan Mortgage Corp (FHLMC)	0.040%	02/23/15	$21,199,746
		TOTAL GOVERNMENT AGENCY DEBT			21,199,746

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.8%
75,058,027	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			75,058,027
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			75,058,027
		TOTAL SHORT-TERM INVESTMENTS			96,257,773
		(Cost $96,257,509)

		TOTAL INVESTMENTS - 104.9%			1,159,262,440
		(Cost $1,102,516,099)
		OTHER ASSETS & LIABILITIES, NET - (4.9)%			(54,038,758)
		NET ASSETS - 100.0%			$1,105,223,682

Abbreviation(s):
	ADR	American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,405,739.
m	Indicates a security that has been deemed illiquid.
102

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$213,183,523	19.3%
FINANCIALS	201,270,900	18.2
INDUSTRIALS	165,846,485	15.0
INFORMATION TECHNOLOGY	163,177,649	14.8
HEALTH CARE	149,062,864	13.5
CONSUMER STAPLES	69,969,981	6.3
MATERIALS	54,574,271	4.9
ENERGY	45,917,388	4.2
TELECOMMUNICATION SERVICES	1,606	0.0
SHORT - TERM INVESTMENTS	96,257,773	8.7
OTHER ASSETS & LIABILITIES, NET	(54,038,758)	(4.9)

NET ASSETS	$1,105,223,682	100.0%
103

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
26,759	*	American Axle & Manufacturing Holdings, Inc	$651,582
92,358		BorgWarner, Inc	4,988,256
25,308		Cooper Tire & Rubber Co	880,465
5,446	*	Cooper-Standard Holding, Inc	284,554
68,250		Dana Holding Corp	1,424,378
11,325	*,e	Dorman Products, Inc	517,892
9,467		Drew Industries, Inc	476,001
12,398	*	Federal Mogul Corp (Class A)	167,745
1,589,888		Ford Motor Co	23,387,252
5,704	*	Fox Factory Holding Corp	86,644
6,354	*	Fuel Systems Solutions, Inc	68,242
648,014		General Motors Co	21,138,217
121,466		Gentex Corp	2,027,268
14,737	*	Gentherm, Inc	542,027
111,152		Goodyear Tire & Rubber Co	2,694,324
85,815		Harley-Davidson, Inc	5,294,786
264,307		Johnson Controls, Inc	12,282,346
32,307		Lear Corp	3,242,007
21,146	*	Modine Manufacturing Co	257,770
7,659	*	Motorcar Parts of America, Inc	200,053
12,315		Remy International, Inc	261,940
3,214	*	Shiloh Industries, Inc	39,307
13,757		Spartan Motors, Inc	71,674
7,864		Standard Motor Products, Inc	286,721
12,077	*	Stoneridge, Inc	152,412
1,415		Strattec Security Corp	89,145
9,325		Superior Industries International, Inc	170,181
24,233	*	Tenneco, Inc	1,246,061
39,617	*,e	Tesla Motors, Inc	8,066,021
18,249		Thor Industries, Inc	1,028,331
8,089	*	Tower International, Inc	191,467
44,079	*	TRW Automotive Holdings Corp	4,547,630
19,258	*	Visteon Corp	1,867,063
11,180		Winnebago Industries, Inc	222,370
		TOTAL AUTOMOBILES & COMPONENTS	98,852,132

BANKS - 5.6%
5,849		1st Source Corp	173,891
3,144		American National Bankshares, Inc	67,659
9,012		Ameris Bancorp	217,460
3,475	e	Ames National Corp	83,504
12,788		Apollo Residential Mortgage	200,132
4,470	e	Arrow Financial Corp	114,298
63,588		Associated Banc-Corp	1,068,914
104

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,469		Astoria Financial Corp	$421,556
11,158	e	Banc of California, Inc	114,369
2,807		Bancfirst Corp	161,852
11,115		Banco Latinoamericano de Exportaciones S.A. (Class E)	309,775
38,151		Bancorpsouth, Inc	757,297
19,189		Bank Mutual Corp	122,234
4,317,087		Bank of America Corp	65,403,868
21,096	e	Bank of Hawaii Corp	1,191,080
2,455		Bank of Kentucky Financial Corp	109,100
2,316		Bank of Marin Bancorp	113,507
37,793		Bank of the Ozarks, Inc	1,225,627
7,344		BankFinancial Corp	83,061
41,337		BankUnited	1,143,381
8,283		Banner Corp	334,467
299,302		BB&T Corp	10,562,368
31,029		BBCN Bancorp, Inc	401,825
3,307	*	BBX Capital Corp	46,761
13,896	*	Beneficial Bancorp, Inc	149,938
9,956		Berkshire Hills Bancorp, Inc	247,904
11,500	*	Blue Hills Bancorp, Inc	152,835
7,943		BNC Bancorp	126,929
8,075	*,e	BofI Holding, Inc	681,207
11,776	e	BOK Financial Corp	637,199
31,753		Boston Private Financial Holdings, Inc	349,283
4,660		Bridge Bancorp, Inc	115,009
3,968	*	Bridge Capital Holdings	86,701
27,051		Brookline Bancorp, Inc	259,690
5,252		Bryn Mawr Bank Corp	153,096
2,827		Camden National Corp	105,051
9,174	*	Capital Bank Financial Corp	224,029
4,271		Capital City Bank Group, Inc	64,065
72,810		Capitol Federal Financial	907,213
12,761		Cardinal Financial Corp	227,273
11,872	*	Cascade Bancorp	54,849
31,797		Cathay General Bancorp	759,630
13,964		Centerstate Banks of Florida, Inc	153,744
7,908		Central Pacific Financial Corp	165,910
710		Century Bancorp, Inc	27,534
8,748		Charter Financial Corp	97,978
12,251		Chemical Financial Corp	347,438
77,265		CIT Group, Inc	3,385,752
1,247,547		Citigroup, Inc	58,572,332
5,032		Citizens & Northern Corp	97,269
69,921		Citizens Financial Group, Inc	1,671,112
6,773	e	City Holding Co	286,701
19,417		City National Corp	1,683,260
10,322		Clifton Bancorp, Inc	136,870
5,791		CNB Financial Corp	98,447
14,484		CoBiz, Inc	157,876
20,938		Columbia Banking System, Inc	532,453
77,963		Comerica, Inc	3,235,464
38,739		Commerce Bancshares, Inc	1,549,560
105

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,220		Community Bank System, Inc	$545,479
6,977		Community Trust Bancorp, Inc	220,334
4,655	*	CommunityOne Bancorp	45,433
8,773		ConnectOne Bancorp, Inc	161,423
3,920	*,e	CU Bancorp	79,654
24,352		Cullen/Frost Bankers, Inc	1,517,130
8,947	*	Customers Bancorp, Inc	175,808
42,142		CVB Financial Corp	615,695
13,236		Dime Community Bancshares	195,363
11,629	*	Eagle Bancorp, Inc	397,712
60,089		East West Bancorp, Inc	2,174,020
3,026		Enterprise Bancorp, Inc	61,882
7,766		Enterprise Financial Services Corp	148,408
4,802		ESB Financial Corp	80,241
16,579	*	Essent Group Ltd	387,783
36,743		EverBank Financial Corp	641,165
4,261		Federal Agricultural Mortgage Corp (Class C)	117,391
6,593		Fidelity Southern Corp	100,807
338,579		Fifth Third Bancorp	5,857,417
5,686		Financial Institutions, Inc	125,263
7,695		First Bancorp (NC)	127,737
73,562	*	First Bancorp (Puerto Rico)	403,855
3,643		First Bancorp, Inc	60,401
28,287		First Busey Corp	174,248
1,622		First Business Financial Services, Inc	70,995
3,178		First Citizens Bancshares, Inc (Class A)	775,591
37,222		First Commonwealth Financial Corp	293,682
6,839		First Community Bancshares, Inc	107,304
6,203		First Connecticut Bancorp	91,494
3,699		First Defiance Financial Corp	112,671
23,087		First Financial Bancorp	381,397
29,911	e	First Financial Bankshares, Inc	738,802
4,551		First Financial Corp	147,498
5,550		First Financial Northwest, Inc	66,544
95,427		First Horizon National Corp	1,239,597
6,709		First Interstate Bancsystem, Inc	160,345
14,242		First Merchants Corp	311,045
30,162		First Midwest Bancorp, Inc	464,495
11,324	*	First NBC Bank Holding Co	350,591
167,681		First Niagara Financial Group, Inc	1,361,570
4,731		First of Long Island Corp	110,280
59,700		First Republic Bank	3,039,924
66,882		FirstMerit Corp	1,095,862
8,294	*	Flagstar Bancorp, Inc	117,858
11,966		Flushing Financial Corp	216,585
70,680		FNB Corp	848,160
4,715		Fox Chase Bancorp, Inc	76,572
75,235		Fulton Financial Corp	838,870
5,141		German American Bancorp, Inc	143,948
29,731		Glacier Bancorp, Inc	662,109
4,253		Great Southern Bancorp, Inc	153,618
7,731	*	Great Western Bancorp, Inc	156,166
106

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,658		Guaranty Bancorp	$75,704
15,264	*,e	Hampton Roads Bankshares, Inc	24,728
32,474		Hancock Holding Co	847,896
12,696		Hanmi Financial Corp	252,143
6,260		Heartland Financial USA, Inc	172,901
8,704		Heritage Commerce Corp	72,765
11,879		Heritage Financial Corp	184,362
9,193		Heritage Oaks Bancorp	70,602
31,405	*	Hilltop Holdings, Inc	570,001
21,505		Home Bancshares, Inc	636,978
28,235	e	Home Loan Servicing Solutions Ltd	340,514
8,420	*	HomeTrust Bancshares, Inc	130,089
3,681		Horizon Bancorp	82,381
214,122		Hudson City Bancorp, Inc	1,920,674
6,296		Hudson Valley Holding Corp	155,322
337,292		Huntington Bancshares, Inc	3,379,666
12,449		IBERIABANK Corp	679,840
9,542		Independent Bank Corp (MA)	360,974
9,223		Independent Bank Corp (MI)	113,443
3,656		Independent Bank Group, Inc	114,104
21,517		International Bancshares Corp	484,348
154,587		Investors Bancorp, Inc	1,702,003
1,552,787		JPMorgan Chase & Co	84,440,557
5,755	*	Kearny Financial Corp	74,815
361,463		Keycorp	4,695,404
5,950	*	Ladder Capital Corp	111,622
14,928		Lakeland Bancorp, Inc	161,073
6,729		Lakeland Financial Corp	253,952
15,780	*	LegacyTexas Financial Group, Inc	312,760
3,655	*	LendingTree, Inc	150,513
53,507	e	M&T Bank Corp	6,054,852
9,756		Macatawa Bank Corp	51,414
7,844		MainSource Financial Group, Inc	150,605
26,238		MB Financial, Inc	745,422
6,528		Mercantile Bank Corp	124,032
1,972		Merchants Bancshares, Inc	52,790
7,947	*	Meridian Bancorp, Inc	92,265
2,375		Meta Financial Group, Inc	79,491
139,849	*	MGIC Investment Corp	1,191,513
3,121		Midsouth Bancorp, Inc	43,507
2,881		MidWestOne Financial Group, Inc	80,726
16,489		National Bank Holdings Corp	304,222
2,810		National Bankshares, Inc	82,108
47,673		National Penn Bancshares, Inc	462,428
8,294	*,e	Nationstar Mortgage Holdings, Inc	213,239
17,248		NBT Bancorp, Inc	396,876
190,586	e	New York Community Bancorp, Inc	2,944,554
13,260	*	NewBridge Bancorp	103,958
20,415	*,e	NMI Holdings, Inc	157,195
27,828		Northfield Bancorp, Inc	400,723
2,785		Northrim BanCorp, Inc	57,733
37,412		Northwest Bancshares, Inc	441,462
107

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,353		OceanFirst Financial Corp	$86,719
44,157	*,e	Ocwen Financial Corp	270,241
17,355	e	OFG Bancorp	279,415
3,089	e	Old Line Bancshares, Inc	44,605
46,194		Old National Bancorp	619,461
1,536	*	Opus Bank	40,090
18,115		Oritani Financial Corp	255,603
6,850		Pacific Continental Corp	86,584
6,816	*	Pacific Premier Bancorp, Inc	101,286
41,297		PacWest Bancorp	1,765,653
1,937	e	Palmetto Bancshares, Inc	31,651
5,514	e	Park National Corp	443,381
16,587		Park Sterling Bank	111,133
4,691		Peapack Gladstone Financial Corp	83,640
1,915		Penns Woods Bancorp, Inc	85,045
5,701	*	Pennsylvania Commerce Bancorp, Inc	145,147
5,122	*	PennyMac Financial Services, Inc	92,298
4,317		Peoples Bancorp, Inc	98,643
3,001		Peoples Financial Services Corp	135,435
137,110	e	People’s United Financial, Inc	1,929,138
14,040		Pinnacle Financial Partners, Inc	504,598
219,277		PNC Financial Services Group, Inc	18,537,678
39,909	*	Popular, Inc	1,230,394
4,781		Preferred Bank	124,832
28,438		PrivateBancorp, Inc	862,809
31,570		Prosperity Bancshares, Inc	1,445,590
22,929		Provident Financial Services, Inc	398,047
76,247	e	Radian Group, Inc	1,201,653
582,998		Regions Financial Corp	5,072,083
12,480		Renasant Corp	326,477
4,212		Republic Bancorp, Inc (Class A)	95,991
13,106	*,e	Republic First Bancorp, Inc	44,954
11,689		S&T Bancorp, Inc	321,331
9,942		Sandy Spring Bancorp, Inc	245,866
7,351	*	Seacoast Banking Corp of Florida	93,064
5,350		ServisFirst Bancshares, Inc	162,640
5,108		Sierra Bancorp	80,911
21,754	*	Signature Bank	2,548,046
6,570		Simmons First National Corp (Class A)	245,849
9,814		South State Corp	585,994
8,974	e	Southside Bancshares, Inc	244,990
7,722		Southwest Bancorp, Inc	117,838
2,184	*	Square Financial, Inc	50,800
11,877		State Bank & Trust Co	216,874
40,695		Sterling Bancorp/DE	536,360
5,933		Stock Yards Bancorp, Inc	182,736
3,414		Stonegate Bank	94,875
5,417	*,e	Stonegate Mortgage Corp	54,495
4,609		Suffolk Bancorp	106,007
3,512	*	Sun Bancorp, Inc	64,270
210,798		SunTrust Banks, Inc	8,098,859
74,408		Susquehanna Bancshares, Inc	938,285
108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,412	*	SVB Financial Group	$2,304,515
62,988		Synovus Financial Corp	1,623,201
17,340		Talmer Bancorp Inc	234,437
64,421		TCF Financial Corp	946,989
3,666		Territorial Bancorp, Inc	79,699
17,069	*	Texas Capital Bancshares, Inc	697,269
42,260		TFS Financial Corp	592,485
12,064	*	The Bancorp, Inc	102,785
5,756		Tompkins Trustco, Inc	295,110
17,600	e	TowneBank	255,379
9,011		Trico Bancshares	210,407
8,498	*	Tristate Capital Holdings, Inc	80,391
37,033		Trustco Bank Corp NY	238,122
28,543		Trustmark Corp	609,678
15,425		UMB Financial Corp	748,421
66,392		Umpqua Holdings Corp	1,029,740
18,425		Union Bankshares Corp	368,500
27,752	e	United Bankshares, Inc	938,295
20,030		United Community Banks, Inc	350,725
19,365		United Community Financial Corp	104,571
19,970		United Financial Bancorp, Inc (New)	248,427
6,493		Univest Corp of Pennsylvania	120,250
707,600		US Bancorp	29,655,516
111,029	e	Valley National Bancorp	1,008,143
7,203	*	Walker & Dunlop, Inc	127,853
40,232		Washington Federal, Inc	799,007
5,936		Washington Trust Bancorp, Inc	217,376
13,586		Waterstone Financial, Inc	172,270
36,708		Webster Financial Corp	1,120,695
1,958,655		Wells Fargo & Co	101,693,368
10,401		WesBanco, Inc	313,902
6,091		West Bancorporation, Inc	99,649
11,940	e	Westamerica Bancorporation	485,719
33,915	*	Western Alliance Bancorp	871,955
27,707		Wilshire Bancorp, Inc	252,134
18,363		Wintrust Financial Corp	798,240
3,599		WSFS Financial Corp	265,822
7,746	*	Yadkin Financial Corp	147,639
82,885		Zions Bancorporation	1,985,925
		TOTAL BANKS	511,016,031

CAPITAL GOODS - 7.7%
267,535		3M Co	43,420,930
30,970		A.O. Smith Corp	1,839,928
23,985		Aaon, Inc	523,113
14,774		AAR Corp	423,423
18,679	*	Accuride Corp	82,188
11,368		Aceto Corp	220,539
28,226		Actuant Corp (Class A)	652,303
16,976		Acuity Brands, Inc	2,544,533
4,218		Advanced Drainage Systems, Inc	104,902
66,619	*	Aecom Technology Corp	1,693,455
109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,083	*	Aegion Corp	$231,072
7,674	*	Aerovironment, Inc	196,378
38,949	e	AGCO Corp	1,688,050
41,807		Air Lease Corp	1,460,737
25,644		Aircastle Ltd	514,419
4,297		Alamo Group, Inc	193,580
12,060		Albany International Corp (Class A)	411,608
37,976		Allegion plc	2,051,084
13,101		Alliant Techsystems, Inc	1,707,191
53,691		Allison Transmission Holdings, Inc	1,681,602
10,776		Altra Holdings, Inc	275,327
7,666	*	Ameresco, Inc	44,693
3,814	e	American Railcar Industries, Inc	191,463
3,837		American Science & Engineering, Inc	178,037
4,635	*	American Woodmark Corp	190,638
96,533		Ametek, Inc	4,623,931
11,519		Apogee Enterprises, Inc	498,312
16,844		Applied Industrial Technologies, Inc	681,003
2,734	*,e	ARC Group Worldwide, Inc	21,024
4,920		Argan, Inc	149,617
18,894	*	Armstrong World Industries, Inc	957,926
44,191	*	ArvinMeritor, Inc	565,645
9,345		Astec Industries, Inc	332,308
7,720	*	Astronics Corp	429,927
9,722		AZZ, Inc	410,171
43,964		Babcock & Wilcox Co	1,197,140
19,950		Barnes Group, Inc	685,282
43,042	*	BE Aerospace, Inc	2,510,640
19,308	*	Beacon Roofing Supply, Inc	457,406
19,690	*	Blount International, Inc	305,195
299,792		Boeing Co	43,580,763
17,803		Briggs & Stratton Corp	327,753
18,279	*	Builders FirstSource, Inc	108,212
6,887	*	CAI International, Inc	144,420
154,005	*,e	Capstone Turbine Corp	95,498
25,615		Carlisle Cos, Inc	2,297,153
251,277		Caterpillar, Inc	20,094,622
12,653	*	Chart Industries, Inc	360,610
44,894	e	Chicago Bridge & Iron Co NV	1,549,292
6,858		CIRCOR International, Inc	338,717
21,011		Clarcor, Inc	1,313,818
41,140	*	Colfax Corp	1,864,053
7,576		Columbus McKinnon Corp	189,779
14,302		Comfort Systems USA, Inc	238,128
11,607	*	Commercial Vehicle Group, Inc	64,187
5,840	*	Continental Building Products Inc	97,762
18,711		Crane Co	1,140,435
8,646		Cubic Corp	452,099
74,237		Cummins, Inc	10,353,092
19,643		Curtiss-Wright Corp	1,306,849
250,934		Danaher Corp	20,671,943
138,511		Deere & Co	11,799,752
110

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,960	*	DigitalGlobe, Inc	$805,624
57,693		Donaldson Co, Inc	2,109,256
8,590		Douglas Dynamics, Inc	173,432
66,262		Dover Corp	4,640,990
4,457	*	Ducommun, Inc	115,748
5,115	*	DXP Enterprises, Inc	209,817
12,599	*	Dycom Industries, Inc	388,175
6,057		Dynamic Materials Corp	85,767
191,292		Eaton Corp	12,068,612
26,817		EMCOR Group, Inc	1,082,334
283,416		Emerson Electric Co	16,137,707
8,337		Encore Wire Corp	255,362
17,096	*,e	Energy Recovery, Inc	56,417
18,470		EnerSys	1,078,279
6,890	*	Engility Holdings, Inc	274,911
7,225	*,e	Enphase Energy, Inc	89,518
9,371	*	EnPro Industries, Inc	555,981
2,200	*,e	Erickson Air-Crane, Inc	15,510
10,586		ESCO Technologies, Inc	381,308
12,425	*	Esterline Technologies Corp	1,392,718
86,792		Exelis, Inc	1,485,011
120,571	e	Fastenal Co	5,353,352
23,562		Federal Signal Corp	359,792
54,692		Flowserve Corp	2,980,167
63,306		Fluor Corp	3,392,569
65,968		Fortune Brands Home & Security, Inc	2,954,707
19,035		Franklin Electric Co, Inc	651,187
4,838		Freightcar America, Inc	112,919
105,235	*,e	FuelCell Energy, Inc	126,282
16,219	*	Furmanite Corp	118,885
18,353		GATX Corp	1,048,874
23,952	*,e	GenCorp, Inc	402,394
26,763	e	Generac Holdings, Inc	1,170,614
22,518		General Cable Corp	257,606
123,096		General Dynamics Corp	16,397,618
4,113,067		General Electric Co	98,261,171
3,009	*,e	General Finance Corp	22,357
13,826	*	Gibraltar Industries, Inc	209,326
7,887		Global Brass & Copper Holdings, Inc	103,556
6,758		Global Power Equipment Group, Inc	83,326
9,996		Gorman-Rupp Co	284,986
24,145		Graco, Inc	1,720,090
55,840	*,e	GrafTech International Ltd	202,699
4,428		Graham Corp	91,615
15,221		Granite Construction, Inc	518,732
23,276	*	Great Lakes Dredge & Dock Corp	180,854
11,454	e	Greenbrier Cos, Inc	594,806
17,223		Griffon Corp	253,006
12,157		H&E Equipment Services, Inc	213,234
32,060		Harsco Corp	473,206
44,955	*	HD Supply Holdings, Inc	1,296,053
26,414		Heico Corp	1,602,802
111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,313		Hexcel Corp	$1,783,044
25,350		Hillenbrand, Inc	796,243
320,190		Honeywell International, Inc	31,301,774
7,143		Houston Wire & Cable Co	79,073
24,152		Hubbell, Inc (Class B)	2,561,078
19,852		Huntington Ingalls	2,314,743
2,730		Hurco Cos, Inc	95,768
4,045		Hyster-Yale Materials Handling, Inc	253,419
32,033		IDEX Corp	2,317,588
20,932	*	II-VI, Inc	359,821
132,406		Illinois Tool Works, Inc	12,325,675
108,619		Ingersoll-Rand plc	7,212,302
7,047		Insteel Industries, Inc	143,900
42,495		ITT Corp	1,521,746
52,136	*	Jacobs Engineering Group, Inc	1,986,382
11,643		John Bean Technologies Corp	351,502
40,850		Joy Global, Inc	1,713,249
4,553		Kadant, Inc	180,936
10,788		Kaman Corp	410,160
57,613		KBR, Inc	952,343
30,835		Kennametal, Inc	968,836
14,738	*,e	KEYW Holding Corp	131,021
21,521	*	KLX, Inc	845,990
18,068	*	Kratos Defense & Security Solutions, Inc	87,810
36,795		L-3 Communications Holdings, Inc	4,530,200
8,028	*,e	Layne Christensen Co	64,947
4,086		LB Foster Co (Class A)	193,717
20,258		Lennox International, Inc	1,991,564
32,107		Lincoln Electric Holdings, Inc	2,180,386
5,108	e	Lindsay Manufacturing Co	441,433
4,505	*,e	LMI Aerospace, Inc	63,971
111,894		Lockheed Martin Corp	21,077,473
8,117		LSI Industries, Inc	59,579
7,012	*	Lydall, Inc	193,181
4,394	*,e	Manitex International, Inc	48,070
55,014		Manitowoc Co, Inc	1,028,762
142,037		Masco Corp	3,528,199
13,527	*	Masonite International Corp	848,413
24,509	*	Mastec, Inc	453,907
23,948	*	Middleby Corp	2,275,539
5,071		Miller Industries, Inc	102,434
17,441	*	Moog, Inc (Class A)	1,226,102
45,192	*	MRC Global, Inc	488,526
19,094		MSC Industrial Direct Co (Class A)	1,433,387
22,475		Mueller Industries, Inc	705,490
62,679		Mueller Water Products, Inc (Class A)	641,206
8,496	*	MYR Group, Inc	212,655
1,821	e	National Presto Industries, Inc	114,723
21,878	*,e	Navistar International Corp	643,651
16,004	*	NCI Building Systems, Inc	246,942
6,966		NN, Inc	160,566
5,130	*	Norcraft Cos, Inc	105,781
112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,670		Nordson Corp	$1,870,316
3,666	*	Nortek, Inc	279,826
83,862		Northrop Grumman Corp	13,162,141
3,916	*	Northwest Pipe Co	93,710
44,610	*,e	NOW, Inc	1,113,019
1,327		Omega Flex, Inc	41,628
24,035	*	Orbital Sciences Corp	675,143
11,009	*	Orion Marine Group, Inc	100,512
34,026		Oshkosh Truck Corp	1,458,014
46,798		Owens Corning, Inc	1,874,260
141,231		Paccar, Inc	8,489,395
43,677		Pall Corp	4,226,187
59,325		Parker Hannifin Corp	6,908,989
3,044	*	Patrick Industries, Inc	130,892
81,698	e	Pentair plc	5,049,753
16,836	*	Perini Corp	365,510
19,110	*	Pgt, Inc	164,155
79,073	*,e	Plug Power, Inc	211,125
10,543	*	Ply Gem Holdings, Inc	132,842
17,985	*	Polypore International, Inc	804,289
3,751		Powell Industries, Inc	146,326
1,741	*,e	Power Solutions International, Inc	76,987
9,931	*,e	PowerSecure International, Inc	93,351
58,650		Precision Castparts Corp	11,735,865
1,112		Preformed Line Products Co	53,165
14,897		Primoris Services Corp	279,766
9,038	*,e	Proto Labs, Inc	581,957
13,625		Quanex Building Products Corp	256,559
85,925	*	Quanta Services, Inc	2,275,294
14,555		Raven Industries, Inc	312,059
129,885		Raytheon Co	12,994,994
11,826		RBC Bearings, Inc	686,381
17,932		Regal-Beloit Corp	1,234,618
28,397	*,e	Revolution Lighting Technologies, Inc	32,373
29,102	*	Rexnord Corp	720,274
54,850		Rockwell Automation, Inc	5,974,262
57,402		Rockwell Collins, Inc	4,914,759
40,491		Roper Industries, Inc	6,249,381
15,653	*	Rush Enterprises, Inc (Class A)	438,284
982		SIFCO Industries, Inc	28,468
16,416		Simpson Manufacturing Co, Inc	535,818
23,767		Snap-On, Inc	3,154,119
20,914	*,e	SolarCity Corp	1,016,630
5,902	*	Sparton Corp	138,579
48,810	*	Spirit Aerosystems Holdings, Inc (Class A)	2,198,402
17,452		SPX Corp	1,458,464
6,122		Standex International Corp	429,091
65,525		Stanley Works	6,136,416
7,275	*	Sterling Construction Co, Inc	25,244
5,645	*	Stock Building Supply Holdings, Inc	87,949
8,915		Sun Hydraulics Corp	323,080
18,180	e	TAL International Group, Inc	739,017
113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,254	*,e	Taser International, Inc	$574,071
15,081	*	Teledyne Technologies, Inc	1,433,298
8,345		Tennant Co	544,177
44,989		Terex Corp	1,011,353
8,149	e	Textainer Group Holdings Ltd	267,369
110,798		Textron, Inc	4,715,563
5,099	*,e	The ExOne Company	73,171
12,827	*	Thermon Group Holdings	262,312
32,498		Timken Co	1,235,249
18,588	e	Titan International, Inc	166,177
6,762	*,e	Titan Machinery, Inc	95,547
23,635		Toro Co	1,534,148
22,282		TransDigm Group, Inc	4,579,619
15,234	*	Trex Co, Inc	647,902
18,016	*	Trimas Corp	486,252
70,205		Trinity Industries, Inc	1,858,326
24,190		Triumph Group, Inc	1,380,281
3,684		Twin Disc, Inc	59,312
41,131	*	United Rentals, Inc	3,407,703
376,893		United Technologies Corp	43,259,779
7,981		Universal Forest Products, Inc	399,529
37,173	*	USG Corp	1,131,918
11,154	e	Valmont Industries, Inc	1,339,818
4,334	*	Vectrus, Inc	120,659
3,293	*	Veritiv Corp	167,515
6,360	*	Vicor Corp	68,497
23,849		W.W. Grainger, Inc	5,624,548
30,017	*	Wabash National Corp	374,312
22,514	*	WABCO Holdings, Inc	2,142,657
10,538		Watsco, Inc	1,147,167
11,307		Watts Water Technologies, Inc (Class A)	662,929
17,226	*,e	WESCO International, Inc	1,150,008
38,418		Westinghouse Air Brake Technologies Corp	3,205,982
26,362		Woodward Governor Co	1,176,009
4,252	*	Xerium Technologies, Inc	65,438
73,203		Xylem, Inc	2,496,222
		TOTAL CAPITAL GOODS	696,676,581

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
22,665		ABM Industries, Inc	654,339
20,178	e	Acacia Research (Acacia Technologies)	252,629
45,827	*	ACCO Brands Corp	362,950
8,969		Administaff, Inc	376,160
75,719	e	ADT Corp	2,604,734
14,523	*	Advisory Board Co	680,838
8,552	e	American Ecology Corp	354,566
17,200	*	ARC Document Solutions, Inc	157,724
2,966		Barrett Business Services, Inc	90,908
19,063		Brady Corp (Class A)	498,879
22,332		Brink’s Co	500,460
14,744	*	Casella Waste Systems, Inc (Class A)	56,175
14,475	*	CBIZ, Inc	119,853
114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,378		CDI Corp	$91,372
9,740	e	Ceco Environmental Corp	133,633
33,571	*,e	Cenveo, Inc	66,135
42,961		Cintas Corp	3,381,031
40,609		Civeo Corp	118,984
24,625	*,e	Clean Harbors, Inc	1,165,255
45,002	*	Copart, Inc	1,647,073
13,462		Corporate Executive Board Co	922,416
52,257		Corrections Corp of America	2,054,745
44,777		Covanta Holding Corp	915,242
4,164	*	CRA International, Inc	122,963
19,870		Deluxe Corp	1,290,159
15,217		Dun & Bradstreet Corp	1,751,629
10,065		Ennis, Inc	134,267
49,652		Equifax, Inc	4,193,608
5,153		Exponent, Inc	412,961
4,553	*	Franklin Covey Co	82,273
16,226	*	FTI Consulting, Inc	659,911
7,814		G & K Services, Inc (Class A)	547,761
5,783	*	GP Strategies Corp	193,036
28,782		Healthcare Services Group	906,921
7,483		Heidrick & Struggles International, Inc	165,823
3,404	*	Heritage-Crystal Clean, Inc	43,401
23,513		Herman Miller, Inc	683,053
17,907		HNI Corp	881,920
9,425	*	Huron Consulting Group, Inc	708,948
7,835	*	ICF International, Inc	292,716
50,177	*	ICO Global Communications Holdings Ltd	65,230
27,576	*	IHS, Inc (Class A)	3,174,825
14,361	*	Innerworkings, Inc	73,672
25,594		Interface, Inc	402,082
55,363		KAR Auction Services, Inc	1,888,432
10,763		Kelly Services, Inc (Class A)	181,895
10,767		Kforce, Inc	251,948
13,713		Kimball International, Inc (Class B)	118,892
18,644		Knoll, Inc	382,016
19,933	*	Korn/Ferry International	568,090
32,432		Manpower, Inc	2,363,644
11,535		Matthews International Corp (Class A)	534,417
10,372		McGrath RentCorp	315,101
6,545	*	Mistras Group, Inc	131,554
18,581		Mobile Mini, Inc	674,490
11,856		MSA Safety, Inc	517,633
5,048		Multi-Color Corp	293,895
19,412	*	Navigant Consulting, Inc	280,115
118,818		Nielsen Holdings NV	5,175,712
3,010		NL Industries, Inc	21,100
22,397	*	On Assignment, Inc	786,807
3,209	*,e	Paylocity Holding Corp	75,604
11,609	*	Performant Financial Corp	57,581
89,773		Pitney Bowes, Inc	2,152,756
9,506		Quad	190,500
115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,529	*,e	Quest Resource Holding Corp	$5,661
81,273		R.R. Donnelley & Sons Co	1,338,566
105,577		Republic Services, Inc	4,189,295
15,702		Resources Connection, Inc	262,223
58,784		Robert Half International, Inc	3,412,999
31,395		Rollins, Inc	1,037,605
20,697	*	RPX Corp	255,608
5,881	*	SP Plus Corp	131,264
32,910		Steelcase, Inc (Class A)	555,521
34,309	*	Stericycle, Inc	4,504,429
7,886	*	Team, Inc	300,772
25,530		Tetra Tech, Inc	587,956
25,789		Towers Watson & Co	3,055,996
12,156	*	TriNet Group, Inc	403,214
16,456	*	TrueBlue, Inc	363,019
173,860		Tyco International plc	7,095,227
5,936		Unifirst Corp	689,348
15,568		United Stationers, Inc	627,546
70,371	*	Verisk Analytics, Inc	4,528,374
8,044		Viad Corp	217,027
1,597		VSE Corp	115,575
14,377	*	WageWorks, Inc	791,310
49,376		Waste Connections, Inc	2,134,031
189,450		Waste Management, Inc	9,743,413
21,258		West Corp	695,137
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	97,996,558

CONSUMER DURABLES & APPAREL - 1.6%
5,230		Arctic Cat, Inc	175,833
14,583	*	Beazer Homes USA, Inc	230,411
9,316	*	Black Diamond, Inc	59,250
37,422		Brunswick Corp	2,031,266
33,944		Callaway Golf Co	276,983
22,250		Carter’s, Inc	1,813,153
3,477	*	Cavco Industries, Inc	255,594
115,804		Coach, Inc	4,306,751
11,356		Columbia Sportswear Co	482,630
38,595	*	CROCS, Inc	409,107
3,648		CSS Industries, Inc	99,226
3,421		Culp, Inc	68,728
14,574	*	Deckers Outdoor Corp	962,613
8,740	*,e	Dixie Group, Inc	70,619
128,856		DR Horton, Inc	3,159,549
2,210		Escalade, Inc	33,680
10,103		Ethan Allen Interiors, Inc	275,004
1,619		Flexsteel Industries, Inc	48,246
18,580	*	Fossil Group, Inc	1,817,124
50,012	*,e	Garmin Ltd	2,618,628
8,051	*	G-III Apparel Group Ltd	782,557
7,757	*,e	GoPro, Inc	385,911
40,174		Hanesbrands, Inc	4,474,580
27,087		Harman International Industries, Inc	3,511,288
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,153	e	Hasbro, Inc	$2,589,643
12,227	*	Helen of Troy Ltd	919,715
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	203,934
20,068	*	Iconix Brand Group, Inc	667,060
3,619	*	Installed Building Products Inc	64,599
12,744	*,e	iRobot Corp	402,073
6,899	*,e	Jakks Pacific, Inc	41,532
75,798	*	Jarden Corp	3,639,820
1,650		Johnson Outdoors, Inc	49,500
51,100	*	Kate Spade & Co	1,611,183
35,932	e	KB Home	447,713
22,054		La-Z-Boy, Inc	588,621
26,386	*,e	Leapfrog Enterprises, Inc	62,799
56,812		Leggett & Platt, Inc	2,421,896
69,260		Lennar Corp (Class A)	3,110,467
5,530	*,e	LGI Homes, Inc	72,830
11,112		Libbey, Inc	363,474
3,046		Lifetime Brands, Inc	48,066
9,586	*	M/I Homes, Inc	197,855
4,990	*	Malibu Boats Inc	108,882
3,595		Marine Products Corp	25,992
134,892		Mattel, Inc	3,628,595
16,143	e	MDC Holdings, Inc	403,575
15,476	*	Meritage Homes Corp	563,481
82,331	*	Michael Kors Holdings Ltd	5,828,211
24,335	*	Mohawk Industries, Inc	4,016,248
6,272		Movado Group, Inc	150,716
1,709		Nacco Industries, Inc (Class A)	94,080
12,058	*	Nautilus, Inc	171,706
3,416	*	New Home Co Inc	48,131
110,079		Newell Rubbermaid, Inc	4,058,613
286,334		Nike, Inc (Class B)	26,414,312
1,763	*	NVR, Inc	2,211,207
5,764		Oxford Industries, Inc	322,438
5,118	*	Perry Ellis International, Inc	122,371
32,767		Phillips-Van Heusen Corp	3,612,889
25,878		Polaris Industries, Inc	3,741,700
17,908		Pool Corp	1,114,057
151,015		Pulte Homes, Inc	3,109,399
67,804	*,e	Quiksilver, Inc	126,793
24,534		Ralph Lauren Corp	4,094,479
18,616		Ryland Group, Inc	747,432
10,117	*,e	Sequential Brands Group, Inc	104,711
16,565	*	Skechers U.S.A., Inc (Class A)	999,698
10,162	*	Skullcandy, Inc	101,823
22,075	*,e	Smith & Wesson Holding Corp	271,523
66,176	*	Standard-Pacific Corp	464,556
23,069	*	Steven Madden Ltd	792,189
7,676	e	Sturm Ruger & Co, Inc	310,110
15,358	*	Taylor Morrison Home Corp	272,912
24,666	*	Tempur-Pedic International, Inc	1,357,370
70,742	*	Toll Brothers, Inc	2,449,088
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

58,627	*	TRI Pointe Homes, Inc	$840,125
20,015	*	Tumi Holdings, Inc	453,740
23,265		Tupperware Corp	1,572,947
2,656	*,e	Turtle Beach Corp	5,896
4,000	*	UCP, Inc (Class A)	36,000
69,845	*	Under Armour, Inc (Class A)	5,034,428
5,888	*	Unifi, Inc	189,770
6,130	*	Universal Electronics, Inc	390,726
8,387	*,e	Vera Bradley, Inc	159,940
139,980		VF Corp	9,710,413
4,400	*	Vince Holding Corp	103,180
4,466	*	WCI Communities, Inc	86,238
2,514		Weyco Group, Inc	67,928
31,482		Whirlpool Corp	6,267,437
9,873	*	William Lyon Homes, Inc	188,377
40,429		Wolverine World Wide, Inc	1,138,076
		TOTAL CONSUMER DURABLES & APPAREL	143,936,019

CONSUMER SERVICES - 2.1%
4,093	*,e	2U, Inc	72,814
6,940	*	American Public Education, Inc	232,976
39,587	*	Apollo Group, Inc (Class A)	999,968
16,000		ARAMARK Holdings Corp	501,120
5,410	*	Ascent Media Corp (Series A)	228,897
43,455	*	Belmond Ltd.	477,570
9,164	*	BJ’s Restaurants, Inc	405,874
29,563	*	Bloomin’ Brands, Inc	730,650
9,783		Bob Evans Farms, Inc	551,468
32,562	*	Boyd Gaming Corp	425,260
7,860	*	Bravo Brio Restaurant Group, Inc	103,359
6,509	*	Bridgepoint Education, Inc	64,244
12,149	*	Bright Horizons Family Solutions	589,834
26,732		Brinker International, Inc	1,561,951
7,819	*	Buffalo Wild Wings, Inc	1,394,284
17,857	*	Caesars Acquisition Co	139,820
20,783	*,e	Caesars Entertainment Corp	226,327
4,576		Capella Education Co	311,122
25,023	*	Career Education Corp	139,628
168,789		Carnival Corp	7,419,964
6,526		Carriage Services, Inc	142,267
12,543	*	Carrols Restaurant Group, Inc	99,842
8,338		CBRL Group, Inc	1,121,544
19,861		Cheesecake Factory	1,042,901
28,796	*,e	Chegg, Inc	190,917
12,934	*	Chipotle Mexican Grill, Inc (Class A)	9,181,071
13,880		Choice Hotels International, Inc	797,406
5,359		Churchill Downs, Inc	509,051
6,557	*	Chuy’s Holdings, Inc	140,123
8,860		ClubCorp Holdings, Inc	150,709
2,954		Collectors Universe	69,419
55,073		Darden Restaurants, Inc	3,380,381
8,591	*	Del Frisco’s Restaurant Group, Inc	170,360
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,973	*	Denny’s Corp	$380,506
25,963		DeVry, Inc	1,101,091
14,105	*	Diamond Resorts International, Inc	400,300
6,308		DineEquity, Inc	673,379
23,246		Domino’s Pizza, Inc	2,302,516
40,819		Dunkin Brands Group, Inc	1,931,147
3,287	*,e	El Pollo Loco Holdings, Inc	84,574
6,588	*,e	Empire Resorts, Inc	38,869
1,724	*,e	Famous Dave’s of America, Inc	52,185
10,752	*	Fiesta Restaurant Group, Inc	635,121
1,608		Graham Holdings Co	1,503,995
18,644	*	Grand Canyon Education, Inc	816,980
117,002		H&R Block, Inc	4,010,829
57,282	*	Hilton Worldwide Holdings, Inc	1,487,614
52,514	*	Houghton Mifflin Harcourt Co	1,033,475
16,733	*	Hyatt Hotels Corp	941,399
2,975	*	Ignite Restaurant Group, Inc	20,349
102,359		International Game Technology	1,731,914
11,010		International Speedway Corp (Class A)	320,281
14,936		Interval Leisure Group, Inc	344,723
19,144	*	Intrawest Resorts Holdings Inc	193,354
9,057	*	Isle of Capri Casinos, Inc	92,744
15,909		Jack in the Box, Inc	1,348,924
6,376	*,e	Jamba, Inc	104,758
13,687	*	K12, Inc	194,629
25,885	*	Krispy Kreme Doughnuts, Inc	503,981
17,755	*	La Quinta Holdings, Inc	360,959
150,875		Las Vegas Sands Corp	8,203,074
1,654	*	Liberty Tax, Inc	59,544
16,324	*	Life Time Fitness, Inc	892,433
45,105	*	LifeLock, Inc	669,809
8,153		Marcus Corp	153,766
91,270		Marriott International, Inc (Class A)	6,799,615
11,656		Marriott Vacations Worldwide Corp	891,684
405,242		McDonald’s Corp	37,460,570
150,508	*	MGM Mirage	2,931,896
4,064	*	Monarch Casino & Resort, Inc	70,307
11,090	*	Morgans Hotel Group Co	79,515
1,269	*	Nathan’s Famous, Inc	102,078
4,250	*,e	Noodles & Co	109,225
40,731	*	Norwegian Cruise Line Holdings Ltd	1,782,389
10,958	*	Panera Bread Co (Class A)	1,883,242
12,134		Papa John’s International, Inc	770,024
1,899	*,e	Papa Murphy’s Holdings, Inc	25,238
31,601	*	Penn National Gaming, Inc	473,067
27,833	*,e	Pinnacle Entertainment, Inc	588,668
9,018	*	Popeyes Louisiana Kitchen, Inc	517,814
6,084	*,e	Potbelly Corp	85,358
5,643	*	Red Robin Gourmet Burgers, Inc	437,332
17,984	*	Regis Corp	283,248
91,747	*	Restaurant Brands International, Inc	3,548,774
66,611		Royal Caribbean Cruises Ltd	5,032,461
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,208	*	Ruby Tuesday, Inc	$139,712
14,638		Ruth’s Chris Steak House, Inc	212,544
21,870	*,e	Scientific Games Corp (Class A)	258,285
30,915		SeaWorld Entertainment, Inc	541,322
84,904		Service Corp International	1,921,378
17,006	*	ServiceMaster Global Holdings, Inc	480,590
29,843		Six Flags Entertainment Corp	1,282,055
21,460		Sonic Corp	649,594
24,308		Sotheby’s (Class A)	1,034,305
3,564		Speedway Motorsports, Inc	79,442
305,555		Starbucks Corp	26,745,229
74,332		Starwood Hotels & Resorts Worldwide, Inc	5,349,674
648	*	Steak N Shake Co	268,253
5,765	*	Steiner Leisure Ltd	251,469
4,283	*,e	Strayer Education, Inc	286,961
28,365		Texas Roadhouse, Inc (Class A)	952,780
10,044		Universal Technical Institute, Inc	82,059
14,713		Vail Resorts, Inc	1,291,213
14,058	*,e	Weight Watchers International, Inc	232,800
109,382		Wendy’s	1,152,886
51,316		Wyndham Worldwide Corp	4,299,768
32,259		Wynn Resorts Ltd	4,772,719
175,573		Yum! Brands, Inc	12,690,416
2,397	*,e	Zoe’s Kitchen, Inc	74,163
		TOTAL CONSUMER SERVICES	195,084,465

DIVERSIFIED FINANCIALS - 3.6%
23,447	*	Affiliated Managers Group, Inc	4,818,827
107,509	*	Ally Financial, Inc	2,011,493
373,628		American Express Co	30,148,043
77,350		Ameriprise Financial, Inc	9,664,109
14,168		Artisan Partners Asset Management, Inc	683,889
312	*	Ashford, Inc	45,240
450,876		Bank of New York Mellon Corp	16,231,536
69,107		BGC Partners, Inc (Class A)	541,108
52,724		BlackRock, Inc	17,953,049
6,593		Calamos Asset Management, Inc (Class A)	82,742
226,146		Capital One Financial Corp	16,556,149
11,259		Cash America International, Inc	234,187
37,156		CBOE Holdings, Inc	2,395,447
459,451		Charles Schwab Corp	11,936,537
1,901	e	CIFC Corp	16,482
130,770		CME Group, Inc	11,154,681
10,482	e	Cohen & Steers, Inc	441,083
7,999	*	Consumer Portfolio Services, Inc	44,794
46,375	*	Cowen Group, Inc	192,920
2,836	*	Credit Acceptance Corp	447,067
1,157		Diamond Hill Investment Group, Inc	150,479
189,975		Discover Financial Services	10,330,840
114,917	*	E*Trade Financial Corp	2,648,837
49,178		Eaton Vance Corp	1,979,415
10,156	*,e	Encore Capital Group, Inc	378,006
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,301	*	Enova International, Inc	$198,294
13,692		Evercore Partners, Inc (Class A)	655,436
20,397	*,e	Ezcorp, Inc (Class A)	210,293
3,862	*	FBR & Co	86,586
38,360	e	Federated Investors, Inc (Class B)	1,212,560
20,516	e	Financial Engines, Inc	736,524
11,533	*	First Cash Financial Services, Inc	573,421
36,692	*	FNFV Group	454,981
163,414		Franklin Resources, Inc	8,420,723
9,623		Gain Capital Holdings, Inc	78,427
2,529		GAMCO Investors, Inc (Class A)	206,493
29,194		GFI Group, Inc	163,778
184,120		Goldman Sachs Group, Inc	31,744,129
12,168	*	Green Dot Corp	185,562
16,183		Greenhill & Co, Inc	596,829
13,088		HFF, Inc (Class A)	444,599
21,905		Interactive Brokers Group, Inc (Class A)	670,950
47,680		IntercontinentalExchange Group, Inc	9,809,206
6,188	*	INTL FCStone, Inc	119,305
176,958		Invesco Ltd	6,499,667
14,488	*	Investment Technology Group, Inc	300,626
12,000	e	iShares Russell 2000 Index Fund	1,388,400
64,063	e	Janus Capital Group, Inc	1,123,665
4,735	*	JG Wentworth Co	45,125
26,962	*	KCG Holdings, Inc	329,745
38,510	*,e	Ladenburg Thalmann Financial Services, Inc	146,723
48,866		Lazard Ltd (Class A)	2,238,063
45,704		Legg Mason, Inc	2,533,830
146,519		Leucadia National Corp	3,321,586
35,525		LPL Financial Holdings, Inc	1,461,854
5,874		Manning & Napier, Inc	62,911
16,291		MarketAxess Holdings, Inc	1,237,627
3,292		Marlin Business Services Corp	52,837
113,045		McGraw-Hill Financial, Inc	10,110,745
2,967		Moelis & Co	91,977
75,216		Moody’s Corp	6,869,477
624,713		Morgan Stanley	21,121,547
46,336		MSCI, Inc (Class A)	2,493,804
47,079		NASDAQ OMX Group, Inc	2,146,802
170,901		Navient Corp	3,373,586
8,392		Nelnet, Inc (Class A)	367,066
10,526	*	NewStar Financial, Inc	111,260
4,205		Nicholas Financial, Inc	59,837
99,236		Northern Trust Corp	6,488,050
75,253		NorthStar Asset Management Group, Inc	1,593,106
3,966		Oppenheimer Holdings, Inc	78,329
22,644	*	PHH Corp	564,741
9,210	*	Pico Holdings, Inc	147,268
6,514	*	Piper Jaffray Cos	332,540
19,859	*,e	PRA Group, Inc	983,418
4,748		Pzena Investment Management, Inc (Class A)	38,601
50,474		Raymond James Financial, Inc	2,655,942
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,505	*	Regional Management Corp	$65,458
5,457		Resource America, Inc (Class A)	47,967
8,217	*	Safeguard Scientifics, Inc	150,618
34,890		Santander Consumer USA Holdings, Inc	622,787
54,196		SEI Investments Co	2,177,053
2,020		Silvercrest Asset Management Group, Inc	28,482
190,583		SLM Corp	1,736,211
5,300	e	SPDR S&P MidCap 400 ETF Trust	1,383,671
24,601	e	SPDR Trust Series 1	4,907,161
9,622	*,e	Springleaf Holdings, Inc	304,055
176,125		State Street Corp	12,594,699
26,675	*	Stifel Financial Corp	1,257,726
48,344	*	Synchrony Financial	1,491,896
109,883		T Rowe Price Group, Inc	8,649,990
111,189		TD Ameritrade Holding Corp	3,601,412
2,871		Virtus Investment Partners, Inc	389,394
55,547		Voya Financial, Inc	2,166,888
38,941		Waddell & Reed Financial, Inc (Class A)	1,741,052
16,330	*,e	Walter Investment Management Corp	246,093
2,714		Westwood Holdings Group, Inc	160,099
43,364		WisdomTree Investments, Inc	755,401
3,115	*,e	World Acceptance Corp	228,797
		TOTAL DIVERSIFIED FINANCIALS	322,732,721

ENERGY - 7.3%
47,732	*,e	Abraxas Petroleum Corp	141,287
1,000		Adams Resources & Energy, Inc	58,040
11,811		Alon USA Energy, Inc	142,677
11,848	*,e	Amyris Biotechnologies, Inc	20,379
205,985		Anadarko Petroleum Corp	16,839,274
21,224	*,e	Antero Resources Corp	735,412
157,308		Apache Corp	9,842,762
16,182	*,e	Approach Resources, Inc	101,461
10,604	e	Ardmore Shipping Corp	120,037
4,154	*,e	Aspen Aerogels, Inc	31,820
26,954		Atwood Oceanics, Inc	770,345
177,816		Baker Hughes, Inc	10,311,550
13,169	*,e	Basic Energy Services, Inc	77,434
22,543	*,e	Bill Barrett Corp	229,939
14,329	*	Bonanza Creek Energy, Inc	373,700
15,099		Bristow Group, Inc	841,165
19,222	*	C&J Energy Services, Inc	197,987
171,639		Cabot Oil & Gas Corp	4,548,433
129,457	*	California Resources Corp	662,820
28,847	*	Callon Petroleum Co	157,216
81,190	*	Cameron International Corp	3,635,688
8,536	e	CARBO Ceramics, Inc	279,810
18,948	*	Carrizo Oil & Gas, Inc	854,555
98,263	*	Cheniere Energy, Inc	7,014,013
216,955		Chesapeake Energy Corp	4,161,197
776,859		Chevron Corp	79,651,353
35,027		Cimarex Energy Co	3,614,786
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,445	*	Clayton Williams Energy, Inc	$136,676
67,480	*,e	Clean Energy Fuels Corp	281,392
26,393	*	Cloud Peak Energy, Inc	179,208
144,484	*	Cobalt International Energy, Inc	1,317,694
29,971	e	Comstock Resources, Inc	121,083
46,133	*	Concho Resources, Inc	5,113,843
500,766		ConocoPhillips	31,538,243
92,628		Consol Energy, Inc	2,681,581
7,333	*	Contango Oil & Gas Co	220,503
35,368	*,e	Continental Resources, Inc	1,605,707
6,749	e	CVR Energy, Inc	258,622
3,403		Dawson Geophysical Co	36,718
23,765		Delek US Holdings, Inc	733,150
146,050	e	Denbury Resources, Inc	1,007,745
167,133	*	Devon Energy Corp	10,073,106
37,030		DHT Holdings, Inc	272,170
27,669	e	Diamond Offshore Drilling, Inc	872,404
17,393	*	Diamondback Energy, Inc	1,199,943
6,830	*	Dorian LPG Ltd	76,974
31,828	*	Dresser-Rand Group, Inc	2,548,786
16,208	*	Dril-Quip, Inc	1,203,120
13,964	*,e	Eclipse Resources Corp	86,577
23,543	*,e	Emerald Oil, Inc	19,376
28,992		Energen Corp	1,838,673
223,709		EOG Resources, Inc	19,916,812
13,740	*,e	EP Energy Corp	142,209
62,120		EQT Corp	4,624,213
14,154	*	Era Group, Inc	318,748
8,771		Evolution Petroleum Corp	64,467
62,750	e	EXCO Resources, Inc	124,873
23,373		Exterran Holdings, Inc	633,642
1,758,228	d	Exxon Mobil Corp	153,704,292
93,528	*	FMC Technologies, Inc	3,505,429
14,323	*,e	FMSA Holdings, Inc	74,336
23,476	*	Forum Energy Technologies, Inc	362,704
15,791	e	Frank’s International NV	258,499
53,230	*,e	Frontline Ltd	122,961
30,697	*,e	FX Energy, Inc	42,362
18,454	e	GasLog Ltd	322,760
29,583	*,e	Gastar Exploration, Inc	69,224
5,250	*	Geospace Technologies Corp	125,895
4,676	*,e	Glori Energy, Inc	15,057
20,790	e	Golar LNG Ltd	589,604
15,395		Green Plains Renewable Energy, Inc	360,397
12,581	e	Gulfmark Offshore, Inc	248,223
35,362	*	Gulfport Energy Corp	1,361,083
114,674	*,e	Halcon Resources Corp	160,544
4,519		Hallador Petroleum Co	51,245
345,694		Halliburton Co	13,824,303
17,510	*,e	Harvest Natural Resources, Inc	10,984
44,702	*	Helix Energy Solutions Group, Inc	839,057
38,989		Helmerich & Payne, Inc	2,322,185
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

87,187	*,e	Hercules Offshore, Inc	$62,775
113,341		Hess Corp	7,649,384
80,187		Holly Corp	2,880,317
16,139	*	Hornbeck Offshore Services, Inc	358,286
9,110	*,e	Independence Contract Drilling, Inc	44,001
52,583	*	ION Geophysical Corp	118,312
341	*,e	Isramco, Inc	45,425
4,648	*,e	Jones Energy, Inc (Class A)	47,410
64,602	*	Key Energy Services, Inc	108,531
555,696		Kinder Morgan, Inc	22,811,321
51,253	*	Kosmos Energy LLC	449,489
32,656	*,e	Laredo Petroleum Holdings, Inc	320,355
83,738	*,e	Magnum Hunter Resources Corp	162,452
275,741		Marathon Oil Corp	7,334,711
102,083		Marathon Petroleum Corp	9,451,865
31,972	*	Matador Resources Co	689,316
10,361	*	Matrix Service Co	198,931
104,046	*,e	McDermott International, Inc	234,104
21,271	*	Memorial Resource Development Corp	407,340
22,919	*,e	Midstates Petroleum Co, Inc	29,566
12,913	*,e	Miller Petroleum, Inc	15,108
5,541	*	Mitcham Industries, Inc	31,085
72,737		Murphy Oil Corp	3,266,619
125,143		Nabors Industries Ltd	1,440,396
175,645		National Oilwell Varco, Inc	9,560,357
5,354	*	Natural Gas Services Group, Inc	108,097
39,611		Navios Maritime Acq Corp	131,905
55,998	*	Newfield Exploration Co	1,667,620
39,786	*	Newpark Resources, Inc	343,751
147,661		Noble Energy, Inc	7,049,336
9,719	e	Nordic American Offshore Ltd	109,339
35,382	e	Nordic American Tanker Shipping	358,066
41,720	e	North Atlantic Drilling Ltd	59,660
27,104	*,e	Northern Oil And Gas, Inc	170,213
41,676	*	Oasis Petroleum, Inc	560,125
318,637		Occidental Petroleum Corp	25,490,960
43,005		Oceaneering International, Inc	2,251,742
19,212	*	Oil States International, Inc	789,037
82,723		Oneok, Inc	3,642,294
9,650	*,e	Pacific Ethanol, Inc	82,894
5,712		Panhandle Oil and Gas, Inc (Class A)	119,609
56,086	*	Parker Drilling Co	151,993
23,692	*	Parsley Energy, Inc	397,315
61,210		Patterson-UTI Energy, Inc	1,050,364
28,291		PBF Energy, Inc	794,977
15,614	*	PDC Energy, Inc	717,307
110,042	e	Peabody Energy Corp	685,562
26,939	*,e	Penn Virginia Corp	131,462
24,643	*	Petroquest Energy, Inc	72,204
5,035	*	PHI, Inc	172,247
230,814		Phillips 66	16,230,840
30,293	*	Pioneer Energy Services Corp	125,413
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

58,344		Pioneer Natural Resources Co	$8,782,522
15,342	*,e	Profire Energy, Inc	34,980
73,724		Questar Market Resources, Inc	1,490,699
67,082		Range Resources Corp	3,103,884
17,755	*	Renewable Energy Group, Inc	155,179
32,052	*,e	Resolute Energy Corp	23,398
22,629	*,e	Rex Energy Corp	80,107
2,462	*	Rex Stores Corp	136,666
22,531	*	Rice Energy, Inc	384,829
6,371	*	RigNet, Inc	218,016
11,927	*,e	Ring Energy, Inc	108,774
25,316	*	Rosetta Resources, Inc	432,144
59,260		Rowan Cos plc	1,251,571
26,301		RPC, Inc	327,973
10,558	*,e	RSP Permian, Inc	282,954
21,960	*,e	Sanchez Energy Corp	244,634
205,210	*,e	SandRidge Energy, Inc	289,346
532,430		Schlumberger Ltd	43,866,908
75,986		Scorpio Tankers, Inc	598,010
7,758	*	SEACOR Holdings, Inc	558,188
155,536	e	Seadrill Ltd	1,670,457
19,973		SemGroup Corp	1,344,782
18,211	*	Seventy Seven Energy, Inc	71,933
29,283	e	Ship Finance International Ltd	406,741
142,479	*	Southwestern Energy Co	3,532,054
266,893		Spectra Energy Corp	8,924,902
28,476		St. Mary Land & Exploration Co	1,076,962
24,572	*	Stone Energy Corp	345,974
63,455		Superior Energy Services	1,269,100
21,626	*,e	Swift Energy Co	46,063
29,018	*	Synergy Resources Corp	354,890
15,356	e	Targa Resources Investments, Inc	1,333,361
18,644		Teekay Corp	789,201
24,539		Teekay Tankers Ltd (Class A)	126,130
16,145		Tesco Corp	165,325
52,752		Tesoro Corp	4,311,421
35,635	*	Tetra Technologies, Inc	176,037
21,367	e	Tidewater, Inc	625,198
9,385	*,e	TransAtlantic Petroleum Ltd	39,980
36,373	*,e	Triangle Petroleum Corp	190,958
63,880	*,e	Ultra Petroleum Corp	814,470
20,367	*	Unit Corp	606,529
21,969	e	US Silica Holdings Inc	553,619
21,644	*	Vaalco Energy, Inc	119,908
217,521		Valero Energy Corp	11,502,510
82,233	*,e	Vantage Drilling Co	32,071
11,267	*,e	Vertex Energy, Inc	39,209
18,970	e	W&T Offshore, Inc	95,988
32,776	*	Warren Resources, Inc	34,415
21,682		Western Refining, Inc	805,053
6,126	*	Westmoreland Coal Co	159,766
68,019	*	Whiting Petroleum Corp	2,041,930
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,810	*	Willbros Group, Inc	$93,800
301,037		Williams Cos, Inc	13,203,483
29,739		World Fuel Services Corp	1,456,319
86,488	*	WPX Energy, Inc	921,962
		TOTAL ENERGY	665,869,613

FOOD & STAPLES RETAILING - 2.2%
11,257		Andersons, Inc	506,340
16,330		Casey’s General Stores, Inc	1,490,929
6,997	*	Chefs’ Warehouse Holdings, Inc	149,666
178,141		Costco Wholesale Corp	25,472,382
477,922		CVS Corp	46,912,823
4,850	*	Diplomat Pharmacy, Inc	119,164
12,595	*,e	Fairway Group Holdings Corp	57,433
18,168	*,e	Fresh Market, Inc	692,382
5,387		Ingles Markets, Inc (Class A)	229,756
207,830		Kroger Co	14,350,661
12,815	e	Liberator Medical Holdings, Inc	41,008
3,665	*	Natural Grocers by Vitamin C	112,882
9,969	*	Pantry, Inc	367,856
8,315	e	Pricesmart, Inc	680,001
406,225	*	Rite Aid Corp	2,835,451
22,524	*,e	Roundy’s, Inc	81,086
5,486	*	Smart & Final Stores, Inc	82,290
14,851		Spartan Stores, Inc	382,562
40,012	*	Sprouts Farmers Market, Inc	1,456,837
79,233	*	Supervalu, Inc	771,729
238,859		Sysco Corp	9,356,107
19,794	*	United Natural Foods, Inc	1,529,680
2,431		Village Super Market (Class A)	70,426
387,530		Walgreens Boots Alliance, Inc	28,580,338
654,369		Wal-Mart Stores, Inc	55,608,278
4,144		Weis Markets, Inc	189,920
149,926		Whole Foods Market, Inc	7,810,395
		TOTAL FOOD & STAPLES RETAILING	199,938,382

FOOD, BEVERAGE & TOBACCO - 4.6%
27,657	*,e	22nd Century Group, Inc	32,359
1,131		Alico, Inc	53,768
48,873	*	Alliance One International, Inc	51,317
812,255		Altria Group, Inc	43,130,740
265,444		Archer Daniels Midland Co	12,377,654
21,735		B&G Foods, Inc (Class A)	648,572
3,908	*,e	Boston Beer Co, Inc (Class A)	1,229,144
23,969	*	Boulder Brands, Inc	240,409
62,301		Brown-Forman Corp (Class B)	5,536,690
61,774		Bunge Ltd	5,530,626
6,284		Calavo Growers, Inc	252,051
12,806	e	Cal-Maine Foods, Inc	448,850
69,755		Campbell Soup Co	3,190,594
2,067		Coca-Cola Bottling Co Consolidated	201,615
1,619,405		Coca-Cola Co	66,670,904
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

100,466		Coca-Cola Enterprises, Inc	$4,229,619
167,475		ConAgra Foods, Inc	5,933,639
64,056	*	Constellation Brands, Inc (Class A)	7,074,985
3,993	*	Craft Brewers Alliance, Inc	47,517
65,306	*	Darling International, Inc	1,108,896
36,347		Dean Foods Co	658,608
8,644	*	Diamond Foods, Inc	212,470
78,988		Dr Pepper Snapple Group, Inc	6,103,403
3,496	*	Farmer Bros Co	104,565
69,345		Flowers Foods, Inc	1,356,388
14,873	e	Fresh Del Monte Produce, Inc	500,179
246,887		General Mills, Inc	12,956,630
39,976	*	Hain Celestial Group, Inc	2,109,534
61,108		Hershey Co	6,245,849
54,507		Hormel Foods Corp	2,791,849
29,916		Ingredion, Inc	2,412,426
5,854	*	Inventure Foods, Inc	59,535
7,842		J&J Snack Foods Corp	769,457
42,184		J.M. Smucker Co	4,351,280
3,701		John B. Sanfilippo & Son, Inc	134,975
103,212		Kellogg Co	6,768,643
57,198		Keurig Green Mountain, Inc	7,010,187
240,129		Kraft Foods Group, Inc	15,690,029
9,370		Lancaster Colony Corp	842,644
20,510		Lance, Inc	596,636
1,889	e	Lifeway Foods, Inc	34,569
4,613		Limoneira Co	95,950
146,127		Lorillard, Inc	9,587,392
53,223		McCormick & Co, Inc	3,799,590
80,455		Mead Johnson Nutrition Co	7,924,013
53,128		Molson Coors Brewing Co (Class B)	4,034,009
687,609		Mondelez International, Inc	24,231,341
58,565	*	Monster Beverage Corp	6,849,177
4,631	*	National Beverage Corp	100,678
8,734	*	Omega Protein Corp	92,056
618,270		PepsiCo, Inc	57,981,361
646,208		Philip Morris International, Inc	51,851,730
25,819	e	Pilgrim’s Pride Corp	700,986
21,519		Pinnacle Foods, Inc	774,038
17,300	*,e	Post Holdings, Inc	817,425
123,605		Reynolds American, Inc	8,398,960
9,235	e	Sanderson Farms, Inc	738,431
149	*	Seaboard Corp	569,923
7,341	*,e	Synutra International, Inc	39,421
7,775	e	Tootsie Roll Industries, Inc	242,502
16,845	*	TreeHouse Foods, Inc	1,527,841
115,594		Tyson Foods, Inc (Class A)	4,512,790
9,195	e	Universal Corp	369,271
29,446	e	Vector Group Ltd	659,001
69,178	*	WhiteWave Foods Co (Class A)	2,280,799
		TOTAL FOOD, BEVERAGE & TOBACCO	417,878,490
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
8,485	e	Abaxis, Inc	$521,658
618,959		Abbott Laboratories	27,704,605
15,929	*,e	Abiomed, Inc	824,166
17,132	*	Acadia Healthcare Co, Inc	989,373
30,619	*,e	Accuray, Inc	225,662
3,135	*	Addus HomeCare Corp	69,534
2,300	*,e	Adeptus Health, Inc	72,335
147,120		Aetna, Inc	13,508,558
15,861	*	Air Methods Corp	659,025
33,174	*	Align Technology, Inc	1,759,881
2,068	*	Alliance HealthCare Services, Inc	46,613
71,047	*	Allscripts Healthcare Solutions, Inc	846,170
3,624	*	Almost Family, Inc	110,025
11,133	*	Amedisys, Inc	313,728
94,366		AmerisourceBergen Corp	8,969,488
18,333	*	AMN Healthcare Services, Inc	345,027
17,061	*	Amsurg Corp	941,426
4,677		Analogic Corp	381,316
9,696	*	Angiodynamics, Inc	186,600
5,745	*	Anika Therapeutics, Inc	225,089
47,096	*,e	Antares Pharma, Inc	110,205
115,839		Anthem, Inc	15,633,631
15,451	*,e	athenahealth, Inc	2,158,659
11,078	*	AtriCure, Inc	219,788
618		Atrion Corp	207,030
31,066		Bard (C.R.), Inc	5,313,218
223,935		Baxter International, Inc	15,744,870
79,602		Becton Dickinson & Co	10,991,444
9,673	*,e	Bio-Reference Labs, Inc	324,336
27,103	*,e	BioScrip, Inc	155,842
10,352	*	BioTelemetry, Inc	102,278
526,006	*	Boston Scientific Corp	7,790,149
75,683	*	Brookdale Senior Living, Inc	2,554,301
13,669		Cantel Medical Corp	554,551
11,455	*	Capital Senior Living Corp	273,431
140,120		Cardinal Health, Inc	11,656,583
11,141	*	Cardiovascular Systems, Inc	379,797
82,548	*	CareFusion Corp	4,895,096
5,132	*,e	Castlight Health, Inc	45,572
81,937	*	Catamaran Corp	4,089,476
23,899	*	Centene Corp	2,608,815
124,711	*	Cerner Corp	8,274,575
29,608	*,e	Cerus Corp	158,107
7,021	e	Chemed Corp	710,104
108,926		Cigna Corp	11,636,565
50,995	*	Community Health Systems, Inc	2,400,335
4,462	e	Computer Programs & Systems, Inc	219,798
10,837		Conmed Corp	516,275
20,652		Cooper Cos, Inc	3,255,788
4,880	*	Corvel Corp	160,747
11,894	*	Cross Country Healthcare, Inc	121,676
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,510		CryoLife, Inc	$140,863
10,693	*	Cyberonics, Inc	594,210
8,831	*	Cynosure, Inc (Class A)	266,873
70,760	*	DaVita, Inc	5,311,246
57,481		Dentsply International, Inc	2,875,487
8,395	*,e	Derma Sciences, Inc	72,197
29,725	*	DexCom, Inc	1,776,961
44,453	*	Edwards Lifesciences Corp	5,572,184
25,511	*,e	Endologix, Inc	355,368
8,148		Ensign Group, Inc	338,142
38,483	*	Envision Healthcare Holdings, Inc	1,323,046
3,811	*	Exactech, Inc	79,231
13,769	*	ExamWorks Group, Inc	508,902
302,699	*	Express Scripts Holding Co	24,430,836
17,289	*	Five Star Quality Care, Inc	60,166
8,440	*	Genesis Health Care, Inc	70,052
19,474	*	GenMark Diagnostics, Inc	250,825
12,263	*	Gentiva Health Services, Inc	238,147
26,136	*	Globus Medical, Inc	616,287
9,896	*	Greatbatch, Inc	480,550
20,613	*	Haemonetics Corp	816,275
21,862	*	Halyard Health, Inc	974,389
22,864	*	Hanger Orthopedic Group, Inc	493,405
136,189	*	HCA Holdings, Inc	9,642,181
31,924	*	Health Net, Inc	1,729,323
4,198	*	HealthEquity, Inc	87,192
35,158		Healthsouth Corp	1,550,468
8,271	*	HealthStream, Inc	233,738
12,854	*,e	Healthways, Inc	265,049
8,860	*,e	HeartWare International, Inc	740,076
34,451	*	Henry Schein, Inc	4,756,650
22,802		Hill-Rom Holdings, Inc	1,089,024
34,672	*	HMS Holdings Corp	685,986
102,415	*	Hologic, Inc	3,109,831
61,653		Humana, Inc	9,028,465
6,479	*	ICU Medical, Inc	541,515
20,405	*	Idexx Laboratories, Inc	3,232,560
29,404	*	IMS Health Holdings, Inc	723,632
2,170	*	Inogen Inc	66,402
22,560	*	Insulet Corp	663,038
9,702	*	Integra LifeSciences Holdings Corp	540,595
14,628	*	Intuitive Surgical, Inc	7,233,253
12,342		Invacare Corp	180,810
32,915	*	Inverness Medical Innovations, Inc	1,339,311
6,956	*	IPC The Hospitalist Co, Inc	280,744
3,439	*	K2M Group Holdings, Inc	64,997
38,228		Kindred Healthcare, Inc	705,689
36,298	*	Laboratory Corp of America Holdings	4,166,284
3,821		Landauer, Inc	106,873
6,575	*	LDR Holding Corp	220,065
5,627	*	LHC Group, Inc	167,234
17,661	*	LifePoint Hospitals, Inc	1,152,204
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,315	*	Magellan Health Services, Inc	$860,618
24,973	*	Masimo Corp	637,311
95,236		McKesson Corp	20,251,935
23,789	*	MedAssets, Inc	440,334
21,429	*	Medidata Solutions, Inc	921,233
587,981		Medtronic plc	41,981,844
27,937	*	Merge Healthcare, Inc	103,367
17,521	e	Meridian Bioscience, Inc	303,113
17,287	*	Merit Medical Systems, Inc	265,010
12,000	*	Molina Healthcare, Inc	610,920
6,187	*	MWI Veterinary Supply, Inc	1,173,488
4,200		National Healthcare Corp	264,474
3,676		National Research Corp	50,913
12,901	*	Natus Medical, Inc	485,078
14,251	*	Neogen Corp	656,971
3,273	*,e	Nevro Corp	149,118
20,656	*	NuVasive, Inc	956,786
24,566	*	NxStage Medical, Inc	439,486
2,948	*,e	Ocular Therapeutix, Inc	89,855
40,916		Omnicare, Inc	3,067,882
14,598	*	Omnicell, Inc	464,654
21,728	*	OraSure Technologies, Inc	199,680
7,325	*	Orthofix International NV	223,412
25,069		Owens & Minor, Inc	858,112
5,336	*,e	Oxford Immunotec Global plc	62,751
34,882		Patterson Cos, Inc	1,747,239
40,195	*	Pediatrix Medical Group, Inc	2,728,839
12,030	*	PharMerica Corp	276,810
4,996	*,e	PhotoMedex, Inc	9,392
18,618	*	Premier, Inc	605,085
4,577	*	Providence Service Corp	178,503
19,842		Quality Systems, Inc	323,226
59,533		Quest Diagnostics, Inc	4,231,010
11,443	*	Quidel Corp	269,368
12,387	*	RadNet, Inc	97,733
57,420	e	Resmed, Inc	3,587,027
15,744	*,e	Rockwell Medical Technologies, Inc	169,878
22,692	*	RTI Biologics, Inc	101,206
31,111		Select Medical Holdings Corp	420,621
25,590	*	Sirona Dental Systems, Inc	2,308,730
15,763	*,e	Spectranetics Corp	515,608
112,451		St. Jude Medical, Inc	7,407,147
14,817	*	Staar Surgical Co	88,902
23,100		STERIS Corp	1,506,582
136,578		Stryker Corp	12,435,427
4,961	*,e	Surgical Care Affiliates, Inc	159,992
5,430	*	SurModics, Inc	124,456
3,531	*	Symmetry Surgical, Inc	25,423
3,142	*,e	Tandem Diabetes Care, Inc	38,615
27,841	*	Team Health Holdings, Inc	1,439,380
16,833		Teleflex, Inc	1,844,223
38,890	*	Tenet Healthcare Corp	1,644,269
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,510	*	Thoratec Corp	$807,884
13,231	*	Tornier BV	319,793
10,717	*,e	TransEnterix, Inc	31,829
10,733	*	Triple-S Management Corp (Class B)	258,451
2,959	*,e	TriVascular Technologies, Inc	28,939
40,501	*,e	Unilife Corp	160,789
402,840		UnitedHealth Group, Inc	42,801,750
16,919		Universal American Corp	152,779
35,375		Universal Health Services, Inc (Class B)	3,626,999
4,758		US Physical Therapy, Inc	184,563
1,453		Utah Medical Products, Inc	82,371
44,514	*	Varian Medical Systems, Inc	4,120,216
6,979	*	Vascular Solutions, Inc	190,248
35,160	*	VCA Antech, Inc	1,831,836
19,843	*,e	Veeva Systems, Inc	570,685
2,579	*,e	Veracyte, Inc	20,890
9,105	*	Vocera Communications, Inc	81,581
20,922	*	Volcano Corp	375,968
17,333	*	WellCare Health Plans, Inc	1,262,709
28,762		West Pharmaceutical Services, Inc	1,418,254
27,666	*	Wright Medical Group, Inc	675,327
11,805	*,e	Zeltiq Aesthetics, Inc	380,239
68,668		Zimmer Holdings, Inc	7,697,683
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	460,796,971

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
172,010		Avon Products, Inc	1,331,357
15,669	*	Central Garden and Pet Co (Class A)	142,588
55,332		Church & Dwight Co, Inc	4,477,466
52,654		Clorox Co	5,618,708
371,599		Colgate-Palmolive Co	25,090,365
24,390		Coty, Inc	463,898
10,401	*,e	Elizabeth Arden, Inc	153,727
24,505		Energizer Holdings, Inc	3,136,885
91,235		Estee Lauder Cos (Class A)	6,440,279
9,176	e	Female Health Co	34,777
30,245	*	Harbinger Group, Inc	377,760
31,565	e	Herbalife Ltd	962,101
12,014	*,e	IGI Laboratories, Inc	119,660
6,703		Inter Parfums, Inc	168,581
155,926		Kimberly-Clark Corp	16,833,771
5,231	*	Medifast, Inc	165,770
3,786		Nature’s Sunshine Products, Inc	52,360
23,790	e	Nu Skin Enterprises, Inc (Class A)	974,914
2,747	*	Nutraceutical International Corp	53,676
1,470		Oil-Dri Corp of America	45,011
3,285		Orchids Paper Products Co	89,582
1,109,983		Procter & Gamble Co	93,560,467
4,568	*	Revlon, Inc (Class A)	149,556
9,038		Spectrum Brands, Inc	810,528
2,534	*,e	USANA Health Sciences, Inc	248,433
5,981		WD-40 Co	490,801
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	161,993,021
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 4.1%
138,902		ACE Ltd	$14,995,860
188,393		Aflac, Inc	10,753,472
7,051	*	Alleghany Corp	3,117,177
39,203		Allied World Assurance Co Holdings Ltd	1,515,980
178,145		Allstate Corp	12,432,740
17,752	*	AMBAC Financial Group, Inc	434,036
36,428		American Equity Investment Life Holding Co	929,278
29,467		American Financial Group, Inc	1,710,265
593,751		American International Group, Inc	29,016,611
2,872		American National Insurance Co	298,803
6,505		Amerisafe, Inc	264,753
15,541	e	Amtrust Financial Services, Inc	786,685
123,475		Aon plc	11,118,924
53,365	*	Arch Capital Group Ltd	3,093,569
10,440		Argo Group International Holdings Ltd	558,436
67,460		Arthur J. Gallagher & Co	2,997,248
25,295		Aspen Insurance Holdings Ltd	1,095,779
29,285		Assurant, Inc	1,859,890
71,608		Assured Guaranty Ltd	1,748,667
4,444	*	Atlas Financial Holdings, Inc	74,215
42,929		Axis Capital Holdings Ltd	2,185,086
3,677		Baldwin & Lyons, Inc (Class B)	84,939
750,558	*	Berkshire Hathaway, Inc (Class B)	108,012,802
55,047		Brown & Brown, Inc	1,698,200
101,884		Chubb Corp	9,974,444
70,482		Cincinnati Financial Corp	3,560,046
25,301	*,e	Citizens, Inc (Class A)	182,673
10,018		CNA Financial Corp	390,301
88,249		Conseco, Inc	1,369,624
11,500		Crawford & Co (Class B)	107,525
3,405		Donegal Group, Inc (Class A)	54,446
1,918		EMC Insurance Group, Inc	61,875
11,158		Employers Holdings, Inc	232,086
17,691		Endurance Specialty Holdings Ltd	1,081,274
3,656	*	Enstar Group Ltd	493,450
11,765		Erie Indemnity Co (Class A)	1,019,555
18,372		Everest Re Group Ltd	3,148,593
3,922		FBL Financial Group, Inc (Class A)	204,689
4,374		Federated National Holding Co	127,327
7,474		Fidelity & Guaranty Life	161,513
43,516		First American Financial Corp	1,480,414
118,115		FNF Group	4,145,836
197,612	*	Genworth Financial, Inc (Class A)	1,379,332
12,261	*	Greenlight Capital Re Ltd (Class A)	385,118
5,627	*	Hallmark Financial Services	62,122
17,950		Hanover Insurance Group, Inc	1,238,550
179,715		Hartford Financial Services Group, Inc	6,990,914
40,526		HCC Insurance Holdings, Inc	2,161,657
3,640		HCI Group, Inc	168,204
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,883	*	Heritage Insurance Holdings, Inc	$54,806
15,137		Horace Mann Educators Corp	461,224
3,159		Independence Holding Co	40,151
4,201		Infinity Property & Casualty Corp	295,204
1,519		Kansas City Life Insurance Co	69,069
18,133		Kemper Corp	633,023
104,719		Lincoln National Corp	5,233,856
127,557		Loews Corp	4,880,331
18,988		Maiden Holdings Ltd	237,350
5,964	*	Markel Corp	4,075,559
223,067		Marsh & McLennan Cos, Inc	11,994,313
43,452	*	MBIA, Inc	348,485
20,353		Meadowbrook Insurance Group, Inc	168,930
13,144		Mercury General Corp	751,180
386,972		Metlife, Inc	17,994,198
17,905		Montpelier Re Holdings Ltd	629,003
14,334		National General Holdings Corp	257,582
1,981		National Interstate Corp	51,050
1,147		National Western Life Insurance Co (Class A)	273,433
4,225	*	Navigators Group, Inc	313,580
105,629		Old Republic International Corp	1,483,031
7,800		OneBeacon Insurance Group Ltd (Class A)	123,318
21,119		PartnerRe Ltd	2,416,014
2,237	*	Phoenix Cos, Inc	138,761
12,138		Platinum Underwriters Holdings Ltd	896,149
23,440		Primerica, Inc	1,163,562
119,700		Principal Financial Group	5,617,521
23,897		ProAssurance Corp	1,060,310
247,546		Progressive Corp	6,423,819
34,463		Protective Life Corp	2,410,687
181,814		Prudential Financial, Inc	13,796,046
30,030		Reinsurance Group of America, Inc (Class A)	2,486,784
16,886		RenaissanceRe Holdings Ltd	1,614,808
17,174		RLI Corp	805,632
5,226		Safety Insurance Group, Inc	323,751
22,692		Selective Insurance Group, Inc	585,907
17,340		Stancorp Financial Group, Inc	1,075,774
6,046		State Auto Financial Corp	133,012
8,607		Stewart Information Services Corp	308,131
32,198		Symetra Financial Corp	653,941
22,453	*	Third Point Reinsurance Ltd	297,053
56,544		Torchmark Corp	2,831,158
144,013		Travelers Cos, Inc	14,807,417
3,342	*	United America Indemnity Ltd	87,694
7,816		United Fire & Casualty Co	218,379
2,557		United Insurance Holdings Corp	62,468
12,469		Universal Insurance Holdings, Inc	289,655
109,926		UnumProvident Corp	3,414,302
36,138		Validus Holdings Ltd	1,432,872
40,861		W.R. Berkley Corp	2,001,780
2,450		White Mountains Insurance Group Ltd	1,579,221
115,901		XL Capital Ltd	3,997,425
		TOTAL INSURANCE	374,263,692
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.6%
12,936		A. Schulman, Inc	$450,820
1,694	*	AEP Industries, Inc	84,886
85,507		Air Products & Chemicals, Inc	12,450,674
30,268		Airgas, Inc	3,409,388
75,129	*,e	AK Steel Holding Corp	284,739
45,501		Albemarle Corp	2,195,878
477,715		Alcoa, Inc	7,476,240
43,970		Allegheny Technologies, Inc	1,254,464
11,715	e	American Vanguard Corp	130,974
3,985		Ampco-Pittsburgh Corp	72,527
26,457		Aptargroup, Inc	1,669,701
29,470		Ashland, Inc	3,492,784
39,151		Avery Dennison Corp	2,046,423
29,918	*	Axalta Coating Systems Ltd	767,995
28,419		Axiall Corp	1,257,541
12,490		Balchem Corp	661,595
55,742		Ball Corp	3,530,141
40,024		Bemis Co, Inc	1,773,063
35,788	*	Berry Plastics Group, Inc	1,210,350
15,190	*	Boise Cascade Co	614,284
8,509		Brush Engineered Materials, Inc	280,372
25,614		Cabot Corp	1,086,290
21,261	*	Calgon Carbon Corp	419,480
21,158		Carpenter Technology Corp	802,735
14,973	*,e	Castle (A.M.) & Co	90,587
62,096		Celanese Corp (Series A)	3,338,281
21,260	*	Century Aluminum Co	491,319
20,707		CF Industries Holdings, Inc	6,323,504
2,772		Chase Corp	99,238
37,974	*,e	Chemtura	827,453
8,163	*	Clearwater Paper Corp	604,225
30,545	e	Cliffs Natural Resources, Inc	196,099
47,970	*,e	Coeur d’Alene Mines Corp	302,211
46,809		Commercial Metals Co	628,177
13,355		Compass Minerals International, Inc	1,167,227
55,239	*	Crown Holdings, Inc	2,447,640
28,088		Cytec Industries, Inc	1,347,943
4,672		Deltic Timber Corp	292,000
25,526		Domtar Corp	977,646
491,550		Dow Chemical Co	22,198,398
376,437		Du Pont (E.I.) de Nemours & Co	26,806,079
19,530		Eagle Materials, Inc	1,390,927
59,736		Eastman Chemical Co	4,234,685
109,922		Ecolab, Inc	11,406,606
30,427	*	Ferro Corp	338,653
22,515	*	Flotek Industries, Inc	364,068
53,127		FMC Corp	3,054,802
425,197		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,147,562
8,437		FutureFuel Corp	92,723
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,545		Glatfelter	$378,384
25,489		Globe Specialty Metals, Inc	393,040
20,733	*,e	Gold Resource Corp	72,565
131,993	*	Graphic Packaging Holding Co	1,911,259
13,180		Greif, Inc (Class A)	503,476
19,859		H.B. Fuller Co	817,198
4,200		Hawkins, Inc	161,742
4,940		Haynes International, Inc	192,314
29,267	*	Headwaters, Inc	412,079
151,816	e	Hecla Mining Co	499,475
21,868	*,e	Horsehead Holding Corp	293,906
81,266		Huntsman Corp	1,784,601
8,994		Innophos Holdings, Inc	535,503
9,625		Innospec, Inc	379,899
32,390		International Flavors & Fragrances, Inc	3,436,903
174,899		International Paper Co	9,210,181
21,952	*,e	Intrepid Potash, Inc	292,181
7,211		Kaiser Aluminum Corp	499,794
33,322		Kapstone Paper and Packaging Corp	995,328
3,950		KMG Chemicals, Inc	82,634
9,009		Koppers Holdings, Inc	163,603
12,330	*	Kraton Polymers LLC	238,462
8,381		Kronos Worldwide, Inc	94,119
10,324	*	Landec Corp	131,837
56,976	*	Louisiana-Pacific Corp	932,697
8,100	*	LSB Industries, Inc	253,044
170,215		LyondellBasell Industries AF S.C.A	13,462,304
12,517	*,e	Marrone Bio Innovations, Inc	42,558
26,584		Martin Marietta Materials, Inc	2,864,160
66,875		MeadWestvaco Corp	3,362,475
13,780		Minerals Technologies, Inc	900,247
196,529		Monsanto Co	23,186,491
133,208		Mosaic Co	6,485,898
10,894		Myers Industries, Inc	181,385
6,475		Neenah Paper, Inc	371,535
3,613		NewMarket Corp	1,624,658
201,201		Newmont Mining Corp	5,060,205
19,907		Noranda Aluminium Holding Corp	60,318
131,394		Nucor Corp	5,735,348
32,025		Olin Corp	802,867
3,926		Olympic Steel, Inc	53,825
13,725		OM Group, Inc	384,300
25,194	*	Omnova Solutions, Inc	172,831
67,194	*	Owens-Illinois, Inc	1,568,980
38,502		Packaging Corp of America	2,920,377
35,374	*	Platform Specialty Products Corp	742,854
37,351		PolyOne Corp	1,329,322
56,286		PPG Industries, Inc	12,545,024
117,196		Praxair, Inc	14,132,666
5,837		Quaker Chemical Corp	460,656
16,877	e	Rayonier Advanced Materials, Inc	288,934
30,960		Reliance Steel & Aluminum Co	1,621,375
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

92,557	*	Rentech, Inc	$111,068
33,891	*	Resolute Forest Products	576,147
57,899		Rock-Tenn Co (Class A)	3,757,645
27,995		Royal Gold, Inc	2,028,518
53,026		RPM International, Inc	2,537,824
13,093	*	RTI International Metals, Inc	291,974
6,509	*,e	Ryerson Holding Corp	41,332
10,080		Schnitzer Steel Industries, Inc (Class A)	170,150
11,733		Schweitzer-Mauduit International, Inc	455,944
18,348		Scotts Miracle-Gro Co (Class A)	1,163,814
85,289		Sealed Air Corp	3,454,205
16,710	*,e	Senomyx, Inc	88,229
19,703		Sensient Technologies Corp	1,201,883
35,735		Sherwin-Williams Co	9,693,833
48,184		Sigma-Aldrich Corp	6,626,264
18,128		Silgan Holdings, Inc	931,960
41,681		Sonoco Products Co	1,842,300
66,035	e	Southern Copper Corp (NY)	1,801,435
97,201		Steel Dynamics, Inc	1,656,305
7,636		Stepan Co	293,222
49,644	*	Stillwater Mining Co	678,633
27,754		SunCoke Energy, Inc	419,085
38,594		Tahoe Resources, Inc	526,808
16,249		TimkenSteel Corp	438,723
7,438	*	Trecora Resources	102,273
10,895		Tredegar Corp	233,044
6,253	*,e	Trinseo S.A.	95,358
25,694		Tronox Ltd	543,171
2,376	*	UFP Technologies, Inc	52,937
790		United States Lime & Minerals, Inc	54,629
59,183	e	United States Steel Corp	1,446,433
2,856	*	Universal Stainless & Alloy	63,660
5,448	*	US Concrete, Inc	138,052
33,782		Valspar Corp	2,818,432
51,613		Vulcan Materials Co	3,639,233
21,822		Wausau Paper Corp	221,712
16,361		Westlake Chemical Corp	937,649
20,425	*	Worthington Industries, Inc	611,320
30,356	*	WR Grace & Co	2,631,258
9,183		Zep, Inc	147,112
		TOTAL MATERIALS	323,142,788

MEDIA - 3.3%
7,528		AH Belo Corp (Class A)	67,903
14,764		AMC Entertainment Holdings, Inc	415,164
24,486	*	AMC Networks, Inc	1,633,216
86,098	e	Cablevision Systems Corp (Class A)	1,628,974
9,072	*	Carmike Cinemas, Inc	251,022
211,597		CBS Corp (Class B)	11,597,632
29,048	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	75,525
31,551	*	Charter Communications, Inc	4,767,829
29,725	*	Cinedigm Corp	44,290
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,849		Cinemark Holdings, Inc	$1,704,207
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	148,574
1,058,014		Comcast Corp (Class A)	56,228,154
10,034	*	Crown Media Holdings, Inc (Class A)	32,109
61,904	*	Cumulus Media, Inc (Class A)	215,426
411	*,e	Daily Journal Corp	77,473
6,234	*,e	Dex Media, Inc	42,267
188,215	*	DIRECTV	16,050,975
91,394	*	Discovery Communications, Inc (Class A)	2,649,055
98,975	*	Discovery Communications, Inc (Class C)	2,759,423
84,844	*	DISH Network Corp (Class A)	5,968,775
30,511	*,e	DreamWorks Animation SKG, Inc (Class A)	569,640
10,087	*	Entercom Communications Corp (Class A)	116,707
27,822		Entravision Communications Corp (Class A)	171,662
8,966	*	Eros International plc	168,202
12,337	*	EW Scripps Co (Class A)	243,409
87,353		Gannett Co, Inc	2,708,817
14,926	*,e	Global Eagle Entertainment, Inc	229,786
6,645	*	Global Sources Ltd	38,740
22,434	*	Gray Television, Inc	212,226
19,411		Harte-Hanks, Inc	141,118
2,790	*,e	Hemisphere Media Group, Inc	34,819
176,027		Interpublic Group of Cos, Inc	3,509,978
17,384		John Wiley & Sons, Inc (Class A)	1,077,113
17,540	*	Journal Communications, Inc (Class A)	176,277
54,492	*,e	Lee Enterprises, Inc	160,751
9,979	*	Liberty Broadband Corp (Class A)	443,766
28,680	*,e	Liberty Broadband Corp (Class C)	1,273,392
40,094	*	Liberty Media Corp	1,365,201
82,160	*	Liberty Media Corp (Class C)	2,803,299
35,407		Lions Gate Entertainment Corp	1,017,243
57,519	*	Live Nation, Inc	1,367,227
5,064	*	Loral Space & Communications, Inc	364,152
25,182	*	Madison Square Garden, Inc	1,907,537
11,381	*	Martha Stewart Living Omnimedia, Inc (Class A)	52,808
24,667	*	McClatchy Co (Class A)	61,914
16,747		MDC Partners, Inc	400,253
21,543	*,e	Media General, Inc	308,065
14,365		Meredith Corp	747,842
10,539		Morningstar, Inc	701,792
23,428		National CineMedia, Inc	337,363
14,717		New Media Investment Group, Inc	344,231
53,842		New York Times Co (Class A)	677,871
197,825	*	News Corp	2,945,614
12,268	e	Nexstar Broadcasting Group, Inc (Class A)	612,112
106,903		Omnicom Group, Inc	7,782,538
7,127	*,e	Radio One, Inc	13,399
5,007	*,e	ReachLocal, Inc	15,171
4,992	*	Reading International, Inc	60,353
34,257	e	Regal Entertainment Group (Class A)	724,878
5,152	*	Rentrak Corp	396,343
1,443		Saga Communications, Inc	58,687
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,491		Salem Communications	$17,362
10,478		Scholastic Corp	385,381
42,095		Scripps Networks Interactive (Class A)	2,992,534
23,531	*,e	SFX Entertainment, Inc	77,417
27,216	e	Sinclair Broadcast Group, Inc (Class A)	673,324
1,097,365	*	Sirius XM Holdings, Inc	3,895,646
9,582	*	Sizmek, Inc	57,109
44,058	*	Starz-Liberty Capital	1,300,592
142,731		Thomson Corp	5,480,870
110,085		Time Warner Cable, Inc	14,985,871
355,474		Time Warner, Inc	27,702,089
44,147		Time, Inc	1,105,441
3,579	*	Townsquare Media, Inc	43,449
762,426		Twenty-First Century Fox, Inc	25,282,046
171,155		Viacom, Inc (Class B)	11,025,805
704,785		Walt Disney Co	64,107,244
11,367	e	World Wrestling Entertainment, Inc (Class A)	137,654
		TOTAL MEDIA	301,970,123

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
653,892		AbbVie, Inc	39,462,382
31,286	*,e	Acadia Pharmaceuticals, Inc	952,033
10,244	*,e	Accelerate Diagnostics, Inc	220,246
6,455	*,e	Acceleron Pharma, Inc	254,779
9,217	*,e	AcelRx Pharmaceuticals, Inc	61,754
2,818	*	Achaogen, Inc	32,971
38,434	*,e	Achillion Pharmaceuticals, Inc	570,745
16,488	*	Acorda Therapeutics, Inc	685,076
104,280	*	Actavis plc	27,794,791
7,908	*,e	Actinium Pharmaceuticals, Inc	42,624
1,336	*	Adamas Pharmaceuticals, Inc	22,485
11,809	*,e	Aegerion Pharmaceuticals, Inc	274,205
4,740	*	Aerie Pharmaceuticals, Inc	132,530
28,957	*,e	Affymetrix, Inc	319,685
25,516	*,e	Agenus, Inc	128,345
132,637		Agilent Technologies, Inc	5,009,699
6,222	*,e	Agios Pharmaceuticals, Inc	721,254
3,159	*,e	Akebia Therapeutics, Inc	32,443
24,866	*	Akorn, Inc	1,058,794
9,258	*,e	Albany Molecular Research, Inc	151,183
3,305	*	Alder Biopharmaceuticals, Inc	89,499
81,703	*	Alexion Pharmaceuticals, Inc	14,971,258
10,350	*	Alimera Sciences, Inc	56,200
57,499	*	Alkermes plc	4,154,303
122,647		Allergan, Inc	26,891,581
27,897	*	Alnylam Pharmaceuticals, Inc	2,617,576
8,549	*,e	AMAG Pharmaceuticals, Inc	377,780
311,104		Amgen, Inc	47,368,695
14,591	*,e	Ampio Pharmaceuticals, Inc	73,247
13,268	*,e	Anacor Pharmaceuticals, Inc	498,877
2,629	*,e	ANI Pharmaceuticals, Inc	147,145
1,946	*	Applied Genetic Technologies Corp	48,611
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,955	*	Aratana Therapeutics, Inc	$164,954
87,816	*,e	Arena Pharmaceuticals, Inc	378,487
65,799	*,e	Ariad Pharmaceuticals, Inc	424,404
50,525	*,e	Array Biopharma, Inc	361,759
20,726	*,e	Arrowhead Research Corp	130,781
3,300	*	Auspex Pharmaceuticals Inc	202,785
2,761	*	Avalanche Biotechnologies, Inc	109,556
27,687	*,e	BioCryst Pharmaceuticals, Inc	281,854
20,345	*,e	BioDelivery Sciences International, Inc	266,519
97,631	*	Biogen Idec, Inc	37,994,080
61,996	*	BioMarin Pharmaceuticals, Inc	6,023,531
27,963	*,e	Bio-Path Holdings, Inc	63,196
10,094	*	Bio-Rad Laboratories, Inc (Class A)	1,155,460
1,559	*	Biospecifics Technologies Corp	61,331
16,906		Bio-Techne Corp	1,572,596
19,659	*,e	BioTime, Inc	80,209
8,780	*	Bluebird Bio, Inc	815,750
681,463		Bristol-Myers Squibb Co	41,071,775
54,610	*	Bruker BioSciences Corp	1,029,945
12,351	*	Cambrex Corp	277,033
2,312	*,e	Cara Therapeutics Inc	24,946
19,561	*	Catalent, Inc	540,275
329,386	*	Celgene Corp	39,249,636
35,796	*,e	Celldex Therapeutics, Inc	766,750
4,161	*,e	Cellular Dynamics International, Inc	21,096
8,826	*,e	Cempra, Inc	244,833
28,362	*	Cepheid, Inc	1,602,737
22,348	*	Charles River Laboratories International, Inc	1,549,834
9,194	*,e	ChemoCentryx, Inc	75,575
10,808	*	Chimerix, Inc	433,509
9,865	*,e	Clovis Oncology, Inc	643,099
22,589	*,e	Corcept Therapeutics, Inc	65,734
25,229	*	Covance, Inc	2,679,572
54,062	*,e	CTI BioPharma Corp	118,936
14,477	*,e	Cytokinetics, Inc	102,642
25,229	*,e	Cytori Therapeutics, Inc	12,110
21,974	*,e	CytRx Corp	56,473
26,759	*	Depomed, Inc	488,887
1,446	*,e	Dicerna Pharmaceuticals Inc	30,829
54,178	*	Dyax Corp	818,630
9,195	*,e	Dynavax Technologies Corp	157,235
802	*,e	Egalet Corp	7,018
1,511	*,e	Eleven Biotheraputics Inc	17,528
405,327		Eli Lilly & Co	29,183,544
11,534	*	Emergent Biosolutions, Inc	323,298
3,808	*,e	Enanta Pharmaceuticals, Inc	165,420
76,111	*,e	Endo International plc	6,059,197
14,308	*,e	Endocyte, Inc	74,115
13,923	*	Enzo Biochem, Inc	43,857
5,213	*,e	Epizyme, Inc	99,777
1,727	*,e	Esperion Thereapeutics, Inc	79,269
34,281	*,e	Exact Sciences Corp	932,786
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

104,055	*,e	Exelixis, Inc	$194,583
3,793	*	FibroGen, Inc	112,007
6,594	*	Five Prime Therapeutics, Inc	173,488
1,915	*	Flexion Therapeutics Inc	39,430
11,238	*	Fluidigm Corp	433,000
1,296	*,m	Forest Laboratories, Inc CVR	1,231
5,651	*	Foundation Medicine, Inc	269,327
2,832	*,m	Furiex Pharmaceuticals, Inc	27,669
7,325	*,e	Galectin Therapeutics, Inc	23,587
47,931	*,e	Galena Biopharma, Inc	78,128
1,666	*,e	Genocea Biosciences Inc	14,294
7,321	*,e	Genomic Health, Inc	236,322
62,189	*,e	Geron Corp	197,761
630,482	*	Gilead Sciences, Inc	66,093,428
41,532	*,e	Halozyme Therapeutics, Inc	593,077
13,023	*	Heron Therapeutics, Inc	102,882
25,679	*	Horizon Pharma plc	421,906
66,499	*	Hospira, Inc	4,218,032
5,485	*	Hyperion Therapeutics, Inc	138,771
22,914	*,e	Idera Pharmaceuticals, Inc	103,571
56,231	*	Illumina, Inc	10,975,729
34,283	*,e	Immunogen, Inc	261,579
35,440	*,e	Immunomedics, Inc	189,604
27,831	*	Impax Laboratories, Inc	1,020,563
60,866	*	Incyte Corp	4,851,629
19,642	*	Infinity Pharmaceuticals, Inc	303,272
24,252	*,e	Inovio Pharmaceuticals, Inc	202,262
20,107	*	Insmed, Inc	310,854
3,990	*,e	Insys Therapeutics, Inc	190,642
5,984	*,e	Intercept Pharmaceuticals, Inc	1,202,964
6,807	*	Intra-Cellular Therapies, Inc	132,192
14,341	*,e	Intrexon Corp	411,730
48,025	*	Ironwood Pharmaceuticals, Inc	748,230
48,295	*,e	Isis Pharmaceuticals, Inc	3,308,690
24,313	*	Jazz Pharmaceuticals plc	4,117,163
1,160,048		Johnson & Johnson	116,167,207
5,018	*,e	Karyopharm Therapeutics, Inc	133,128
36,296	*,e	Keryx Biopharmaceuticals, Inc	441,359
4,496	*,e	Kindred Biosciences Inc	28,370
3,452	*,e	Kite Pharma, Inc	231,802
6,699	*,e	KYTHERA Biopharmaceuticals, Inc	249,203
10,246	*	Lannett Co, Inc	485,968
87,144	*,e	Lexicon Pharmaceuticals, Inc	79,301
8,270	*,e	Ligand Pharmaceuticals, Inc (Class B)	470,728
15,732	*	Luminex Corp	277,670
8,023	*	MacroGenics, Inc	253,687
46,261	*	Mallinckrodt plc	4,903,203
90,579	*,e	MannKind Corp	575,177
24,938	*	Medicines Co	714,972
30,426	*	Medivation, Inc	3,310,957
1,199,373		Merck & Co, Inc	72,298,204
38,997	*,e	Merrimack Pharmaceuticals, Inc	367,742
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,501	*	Mettler-Toledo International, Inc	$3,799,679
47,130	*,e	MiMedx Group, Inc	384,345
2,993	*,e	Mirati Therapeutics, Inc	62,105
18,851	*	Momenta Pharmaceuticals, Inc	203,025
148,748	*	Mylan Laboratories, Inc	7,905,956
35,226	*,e	Myriad Genetics, Inc	1,318,157
3,381	*,e	NanoString Technologies, Inc	42,465
15,109	*,e	NanoViricides, Inc	39,283
57,284	*,e	Navidea Biopharmceuticals, Inc	92,227
51,538	*	Nektar Therapeutics	754,516
9,051	*,e	NeoStem, Inc	32,041
27,511	*,e	Neuralstem, Inc	85,284
31,005	*	Neurocrine Biosciences, Inc	1,043,628
7,810	*,e	NewLink Genetics Corp	285,768
14,396	*,e	Northwest Biotherapeutics, Inc	91,271
95,539	*,e	Novavax, Inc	746,160
42,306	*	NPS Pharmaceuticals, Inc	1,940,153
7,823	*,e	Ohr Pharmaceutical, Inc	58,751
13,482	*,e	Omeros Corp	299,840
1,988	*,m	Omthera Pharmaceuticals, Inc	1,193
4,885	*,e	OncoMed Pharmaceuticals, Inc	111,671
27,185	*,e	Oncothyreon, Inc	42,952
5,421	*,e	Ophthotech Corp	304,931
78,548	*,e	Opko Health, Inc	952,787
46,442	*,e	Orexigen Therapeutics, Inc	243,821
25,020	*,e	Organovo Holdings, Inc	160,879
7,783	*,e	Osiris Therapeutics, Inc	125,540
2,877	*	Otonomy, Inc	84,008
5,799	*,e	OvaScience, Inc	252,025
25,430	*	Pacific Biosciences of California, Inc	204,457
14,220	*,e	Pacira Pharmaceuticals, Inc	1,526,517
14,233	*	Pain Therapeutics, Inc	28,039
22,595	*	Parexel International Corp	1,377,391
89,494	e	PDL BioPharma, Inc	652,411
68,417	*,e	Peregrine Pharmaceuticals, Inc	87,574
43,144	*	PerkinElmer, Inc	1,972,112
12,851	*,e	Pernix Therapeutics Holdings, Inc	106,792
55,310		Perrigo Co plc	8,392,739
2,617,262		Pfizer, Inc	81,789,437
24,753	*,e	Pharmacyclics, Inc	4,177,069
5,447		Phibro Animal Health Corp	148,867
17,236	*	Portola Pharmaceuticals, Inc	490,019
11,983		Pozen, Inc	82,803
5,648	*	PRA Health Sciences, Inc	147,582
20,589	*	Prestige Brands Holdings, Inc	705,379
30,473	*,e	Progenics Pharmaceuticals, Inc	182,229
10,667	*,e	Prothena Corp plc	241,394
11,789	*	PTC Therapeutics, Inc	647,334
9,889	*,e	Puma Biotechnology, Inc	2,087,370
92,805	*,e	Qiagen NV (NASDAQ)	2,128,019
22,483	*	Quintiles Transnational Holdings, Inc	1,360,222
2,813	*	Radius Health, Inc	135,558
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,544	*,e	Raptor Pharmaceutical Corp	$221,878
9,030	*	Receptos, Inc	994,835
6,117	*,e	Regado Biosciences, Inc	7,524
32,729	*	Regeneron Pharmaceuticals, Inc	13,636,865
5,559	*,e	Regulus Therapeutics, Inc	106,455
6,592	*	Relypsa, Inc	231,577
13,091	*	Repligen Corp	317,980
9,071	*,e	Repros Therapeutics, Inc	78,011
8,303	*,e	Retrophin, Inc	106,611
3,290	*,e	Revance Therapeutics, Inc	52,969
33,185	*	Rigel Pharmaceuticals, Inc	68,693
2,321	*,e	Sage Therapeutics, Inc	93,745
8,812	*	Sagent Pharmaceuticals	226,204
25,244	*	Salix Pharmaceuticals Ltd	3,399,609
27,083	*,e	Sangamo Biosciences, Inc	346,392
16,235	*,e	Sarepta Therapeutics, Inc	194,820
22,166	*	Sciclone Pharmaceuticals, Inc	163,585
41,147	*,e	Seattle Genetics, Inc	1,282,141
45,275	*,e	Sequenom, Inc	166,612
26,219	*,e	Spectrum Pharmaceuticals, Inc	183,533
4,616	*,e	Stemline Therapeutics, Inc	71,456
5,921	*,e	Sucampo Pharmaceuticals, Inc (Class A)	89,170
19,689	*,e	Sunesis Pharmaceuticals, Inc	46,466
20,591	*,e	Supernus Pharmaceuticals, Inc	175,024
8,554	*,e	Synageva BioPharma Corp	985,592
37,579	*,e	Synergy Pharmaceuticals, Inc	109,355
22,494	*,e	Synta Pharmaceuticals Corp	53,536
2,393	*,e	T2 Biosystems, Inc	51,761
7,755	*,e	TESARO, Inc	311,984
10,528	*	Tetraphase Pharmaceuticals, Inc	382,798
9,582	*	TG Therapeutics, Inc	136,448
42,702	*,e	TherapeuticsMD, Inc	173,370
9,312	*,e	Theravance Biopharma, Inc	151,227
39,823	e	Theravance, Inc	448,805
164,762		Thermo Electron Corp	20,629,850
19,914	*,e	Threshold Pharmaceuticals, Inc	74,080
2,590	*	Ultragenyx Pharmaceutical, Inc	150,479
20,872	*	United Therapeutics Corp	2,945,665
13,695	*,e	Vanda Pharmaceuticals, Inc	152,425
8,443	*	Verastem, Inc	61,634
2,749	*,e	Versartis, Inc	48,740
98,308	*	Vertex Pharmaceuticals, Inc	10,827,643
2,146	*,e	Vital Therapies, Inc	42,362
28,968	*,e	Vivus, Inc	75,896
34,397	*	Waters Corp	4,094,963
6,202	*	Xencor Inc	93,960
22,097	*	Xenoport, Inc	184,068
33,340	*,e	XOMA Corp	118,690
33,518	*,e	ZIOPHARM Oncology, Inc	299,986
204,845		Zoetis Inc	8,753,027
51,247	*,e	Zogenix, Inc	69,183
2,337	*,e	ZS Pharma, Inc	105,001
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	860,976,681
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.2%
22,590		Acadia Realty Trust	$817,532
11,101		AG Mortgage Investment Trust	204,147
6,410		Agree Realty Corp	222,042
19,412		Alexander & Baldwin, Inc	742,703
1,248		Alexander’s, Inc	578,872
29,256		Alexandria Real Estate Equities, Inc	2,853,045
557	*,e	Altisource Asset Management Corp	89,120
5,825	*,e	Altisource Portfolio Solutions S.A.	118,131
30,811		Altisource Residential Corp	554,906
14,192		American Assets Trust,Inc	629,841
42,985		American Campus Communities, Inc	1,889,621
152,961		American Capital Agency Corp	3,296,310
20,453		American Capital Mortgage, Inc	381,244
71,353		American Homes 4 Rent	1,190,882
301,539	*	American Realty Capital Properties, Inc	2,793,759
23,776	*	American Residential Properties, Inc	416,318
163,886		American Tower Corp	15,888,748
7,646		AmREIT, Inc (Class B)	203,231
389,219		Annaly Capital Management, Inc	4,110,153
50,785		Anworth Mortgage Asset Corp	263,574
59,823		Apartment Investment & Management Co (Class A)	2,384,545
18,249		Apollo Commercial Real Estate Finance, Inc	301,656
11,615		Ares Commercial Real Estate Corp	139,728
13,249		Armada Hoffler Properties, Inc	141,367
141,470	*	ARMOUR Residential REIT, Inc	468,266
10,029		Ashford Hospitality Prime, Inc	172,098
27,183		Ashford Hospitality Trust, Inc	285,965
20,730		Associated Estates Realty Corp	516,384
4,648	*	AV Homes, Inc	69,674
53,116		AvalonBay Communities, Inc	9,188,537
7,845		Aviv REIT, Inc	308,544
79,041		BioMed Realty Trust, Inc	1,932,552
63,381		Boston Properties, Inc	8,797,283
73,618		Brandywine Realty Trust	1,222,795
19,145		Brixmor Property Group, Inc	518,829
34,005		Camden Property Trust	2,620,085
25,940		Campus Crest Communities, Inc	178,727
53,268		Capstead Mortgage Corp	640,281
10,519		CareTrust REIT, Inc	141,796
5,253		CatchMark Timber Trust Inc	60,462
67,518		CBL & Associates Properties, Inc	1,392,221
120,258	*	CBRE Group, Inc	3,889,144
31,506		Cedar Shopping Centers, Inc	250,788
94,917	*	Chambers Street Properties	802,049
10,309		Chatham Lodging Trust	320,919
19,826		Chesapeake Lodging Trust	728,011
431,327		Chimera Investment Corp	1,354,367
44,674		Colony Financial, Inc	1,119,084
50,921		Columbia Property Trust, Inc	1,246,037
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,735		Consolidated-Tomoka Land Co	$94,644
12,438		CorEnergy Infrastructure Trust, Inc	81,469
8,139		Coresite Realty	356,570
35,932		Corporate Office Properties Trust	1,077,960
90,162		Cousins Properties, Inc	995,388
137,889		Crown Castle International Corp	11,928,777
56,486		CubeSmart	1,391,815
13,162		CyrusOne, Inc	369,194
80,916		CYS Investments, Inc	715,297
38,364		DCT Industrial Trust, Inc	1,448,625
124,751		DDR Corp	2,445,120
77,180		DiamondRock Hospitality Co	1,121,425
55,543		Digital Realty Trust, Inc	4,051,306
57,202		Douglas Emmett, Inc	1,629,113
131,000		Duke Realty Corp	2,859,730
26,219		DuPont Fabros Technology, Inc	976,920
21,154		Dynex Capital, Inc	177,059
12,644		EastGroup Properties, Inc	817,308
19,077		Education Realty Trust, Inc	660,064
37,321		Empire State Realty Trust, Inc	679,242
23,334		Entertainment Properties Trust	1,518,110
51,579	*	Equity Commonwealth	1,359,107
33,388		Equity Lifestyle Properties, Inc	1,827,325
24,495		Equity One, Inc	667,244
146,925		Equity Residential	11,402,849
26,178		Essex Property Trust, Inc	5,917,537
19,599		Excel Trust, Inc	275,170
46,182		Extra Space Storage, Inc	3,048,012
28,496		Federal Realty Investment Trust	4,096,870
64,539		FelCor Lodging Trust, Inc	646,035
43,668		First Industrial Realty Trust, Inc	948,906
23,269		First Potomac Realty Trust	297,843
63,074	*	Forest City Enterprises, Inc (Class A)	1,545,313
16,040	*	Forestar Real Estate Group, Inc	212,851
36,242		Franklin Street Properties Corp	466,797
39,976		Gaming and Leisure Properties, Inc	1,304,417
226,948		General Growth Properties, Inc	6,849,291
28,661		Geo Group, Inc	1,247,327
11,101		Getty Realty Corp	205,702
18,235		Gladstone Commercial Corp	317,289
27,818		Government Properties Income Trust	634,250
46,232		Gramercy Property Trust, Inc	319,925
8,462		Hannon Armstrong Sustainable Infrastructure Capital, Inc	115,929
39,591		Hatteras Financial Corp	719,764
187,013		HCP, Inc	8,843,845
133,919		Health Care REIT, Inc	10,974,662
38,926		Healthcare Realty Trust, Inc	1,171,283
46,587		Healthcare Trust of America, Inc	1,372,453
79,845		Hersha Hospitality Trust	533,365
36,946		Highwoods Properties, Inc	1,736,462
22,770		Home Properties, Inc	1,605,285
61,066		Hospitality Properties Trust	1,990,141
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

316,430		Host Marriott Corp	$7,243,083
15,589	*	Howard Hughes Corp	2,036,391
21,270		Hudson Pacific Properties	688,084
34,121		Inland Real Estate Corp	388,297
53,272		Invesco Mortgage Capital, Inc	817,192
42,506		Investors Real Estate Trust	350,674
80,452		Iron Mountain, Inc	3,205,208
33,522	*	iStar Financial, Inc	437,127
19,146		Jones Lang LaSalle, Inc	2,815,994
27,458	e	Kennedy-Wilson Holdings, Inc	730,108
32,374		Kilroy Realty Corp	2,400,532
168,262		Kimco Realty Corp	4,652,444
14,190		Kite Realty Group Trust	433,646
32,478		Lamar Advertising Co	1,819,418
41,363		LaSalle Hotel Properties	1,673,547
80,750		Lexington Corporate Properties Trust	921,358
60,547		Liberty Property Trust	2,440,044
14,173		LTC Properties, Inc	664,997
66,077		Macerich Co	5,683,283
45,234		Mack-Cali Realty Corp	882,515
3,240	*	Marcus & Millichap, Inc	111,067
67,395		Medical Properties Trust, Inc	1,035,861
154,531		MFA Mortgage Investments, Inc	1,211,523
29,938		Mid-America Apartment Communities, Inc	2,374,682
21,852		Monmouth Real Estate Investment Corp (Class A)	258,072
13,217		National Health Investors, Inc	988,103
57,834		National Retail Properties, Inc	2,477,609
59,185		New Residential Investment Corp	754,609
36,579		New York Mortgage Trust, Inc	283,121
33,407	*	New York REIT, Inc	348,435
90,888		NorthStar Realty Finance Corp	1,718,692
50,100		Omega Healthcare Investors, Inc	2,197,386
4,657		One Liberty Properties, Inc	114,143
55,121		Outfront Media, Inc	1,562,680
4,380		Owens Realty Mortgage, Inc	59,787
35,828	*	Paramount Group, Inc	693,272
31,908		Parkway Properties, Inc	583,916
25,300		Pebblebrook Hotel Trust	1,174,932
27,385		Pennsylvania REIT	655,323
36,240		Pennymac Mortgage Investment Trust	815,762
19,091		Physicians Realty Trust	336,765
72,058		Piedmont Office Realty Trust, Inc	1,407,293
75,813		Plum Creek Timber Co, Inc	3,375,195
21,589		Post Properties, Inc	1,311,532
20,750		Potlatch Corp	827,095
198,841		Prologis, Inc	8,975,683
10,048		PS Business Parks, Inc	845,137
59,480		Public Storage, Inc	11,945,963
9,627		QTS Realty Trust, Inc	365,922
56,941		RAIT Investment Trust	401,434
26,250		Ramco-Gershenson Properties	513,713
58,025		Rayonier, Inc	1,703,034
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,400		Re/Max Holdings, Inc	$146,432
63,250	*	Realogy Holdings Corp	2,941,125
90,917		Realty Income Corp	4,937,702
33,082		Redwood Trust, Inc	659,324
37,687		Regency Centers Corp	2,583,821
45,907		Resource Capital Corp	221,731
36,120		Retail Opportunities Investment Corp	638,240
96,240		Retail Properties of America, Inc	1,702,486
18,500		Rexford Industrial Realty, Inc	296,370
52,337		RLJ Lodging Trust	1,783,122
14,383		Rouse Properties, Inc	267,380
16,871		Ryman Hospitality Properties	926,218
25,906		Sabra Healthcare REIT, Inc	847,126
7,154		Saul Centers, Inc	408,422
14,541		Select Income REIT	361,635
90,920		Senior Housing Properties Trust	2,117,527
14,331		Silver Bay Realty Trust Corp	223,277
128,082		Simon Property Group, Inc	25,444,770
39,143		SL Green Realty Corp	4,932,018
13,682		Sovran Self Storage, Inc	1,296,370
177,015		Spirit Realty Capital, Inc	2,276,413
25,316	*,e	St. Joe Co	409,107
19,054	*	STAG Industrial, Inc	499,215
96,498		Starwood Property Trust, Inc	2,309,197
14,914		Starwood Waypoint Residential Trust	361,515
4,794		STORE Capital Corp	110,070
101,176	*	Strategic Hotels & Resorts, Inc	1,357,782
36,528		Summit Hotel Properties, Inc	468,289
19,286		Sun Communities, Inc	1,306,241
83,007		Sunstone Hotel Investors, Inc	1,415,269
37,255		Tanger Factory Outlet Centers, Inc	1,465,984
28,000		Taubman Centers, Inc	2,294,600
5,192	*	Tejon Ranch Co	127,827
11,848		Terreno Realty Corp	270,134
30,088		Trade Street Residential, Inc	239,500
145,259		Two Harbors Investment Corp	1,499,073
102,113		UDR, Inc	3,396,278
7,871		UMH Properties, Inc	75,798
4,803		Universal Health Realty Income Trust	258,065
38,734	*	Urban Edge Properties	919,545
11,670		Urstadt Biddle Properties, Inc (Class A)	274,245
127,164		Ventas, Inc	10,148,937
78,359		Vornado Realty Trust	8,653,968
31,992		Washington REIT	918,490
49,812		Weingarten Realty Investors	1,866,954
10,756		Western Asset Mortgage Capital Corp	145,206
215,850		Weyerhaeuser Co	7,738,223
9,142		Whitestone REIT	143,438
40,380		WP Carey, Inc	2,899,688
73,891		WP GLIMCHER, Inc	1,306,393
		TOTAL REAL ESTATE	386,086,981
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.5%
9,268	*	1-800-FLOWERS.COM, Inc (Class A)	$73,125
25,910		Aaron’s, Inc	820,311
29,830	e	Abercrombie & Fitch Co (Class A)	761,262
29,039		Advance Auto Parts, Inc	4,617,201
38,105	*,e	Aeropostale, Inc	92,976
154,399	*	Amazon.com, Inc	54,739,078
82,186	e	American Eagle Outfitters, Inc	1,153,891
3,169	*	America’s Car-Mart, Inc	168,306
18,654	*	Ann Taylor Stores Corp	617,447
12,502	*	Asbury Automotive Group, Inc	927,773
50,758	*	Ascena Retail Group, Inc	586,763
28,569	*	Autonation, Inc	1,703,284
13,652	*	AutoZone, Inc	8,149,698
16,408	*	Barnes & Noble, Inc	385,424
13,146		Bebe Stores, Inc	47,063
77,187	*	Bed Bath & Beyond, Inc	5,771,272
115,900		Best Buy Co, Inc	4,079,680
7,055		Big 5 Sporting Goods Corp	84,025
24,679		Big Lots, Inc	1,133,013
5,139	*	Blue Nile, Inc	159,720
12,823	e	Bon-Ton Stores, Inc	70,270
17,331		Brown Shoe Co, Inc	492,027
12,554	e	Buckle, Inc	637,618
4,615	*	Build-A-Bear Workshop, Inc	95,161
11,385	*	Burlington Stores, Inc	567,998
19,837	*,e	Cabela’s, Inc	1,090,043
88,363	*	Carmax, Inc	5,487,342
10,463		Cato Corp (Class A)	443,631
60,996		Chico’s FAS, Inc	1,017,413
8,856		Children’s Place Retail Stores, Inc	530,917
14,714	*	Christopher & Banks Corp	76,660
6,249	*	Citi Trends, Inc	143,040
12,696	*,e	Conn’s, Inc	199,835
8,181	*,e	Container Store Group, Inc	149,058
9,586		Core-Mark Holding Co, Inc	639,195
4,670	*,e	Coupons.com, Inc	66,874
30,070		CST Brands, Inc	1,296,017
5,544		Destination Maternity Corp	84,879
14,776	*	Destination XL Group, Inc	75,062
38,461		Dick’s Sporting Goods, Inc	1,986,511
10,839		Dillard’s, Inc (Class A)	1,231,310
128,370	*	Dollar General Corp	8,608,492
82,821	*	Dollar Tree, Inc	5,888,573
32,017		DSW, Inc (Class A)	1,138,525
17,334	*	EVINE Live, Inc	108,684
43,304		Expedia, Inc	3,721,113
37,955	*	Express Parent LLC	496,451
41,421		Family Dollar Stores, Inc	3,152,138
21,663		Finish Line, Inc (Class A)	511,247
21,612	*,e	Five Below, Inc	720,112
58,051		Foot Locker, Inc	3,089,474
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,847	*	Francesca’s Holdings Corp	$267,193
15,555		Fred’s, Inc (Class A)	258,213
7,507	*	FTD Cos, Inc	257,115
6,156	*	Gaiam, Inc (Class A)	45,062
45,571	e	GameStop Corp (Class A)	1,606,378
105,187		Gap, Inc	4,332,653
9,519	*	Genesco, Inc	680,133
64,088		Genuine Parts Co	5,956,339
36,262		GNC Holdings, Inc	1,607,857
9,395		Group 1 Automotive, Inc	755,264
191,369	*	Groupon, Inc	1,370,202
24,348		Guess?, Inc	457,255
7,966		Haverty Furniture Cos, Inc	194,609
4,857	*,e	HHgregg, Inc	26,665
10,580	*,e	Hibbett Sports, Inc	497,683
557,417		Home Depot, Inc	58,205,483
13,393		HSN, Inc	1,037,154
124,310	*,e	JC Penney Co, Inc	903,734
5,901	*	Kirkland’s, Inc	137,316
88,082		Kohl’s Corp	5,260,257
98,101		L Brands, Inc	8,302,288
6,611	*,e	Lands’ End, Inc	229,336
197,536	*	Liberty Interactive Corp	5,404,585
29,909	*	Liberty TripAdvisor Holdings, Inc	716,021
57,992	*	Liberty Ventures	2,166,001
9,392		Lithia Motors, Inc (Class A)	795,502
125,722	*	LKQ Corp	3,244,885
414,259		Lowe’s Companies, Inc	28,070,190
10,988	*,e	Lumber Liquidators, Inc	693,892
144,876		Macy’s, Inc	9,254,679
9,957	*	MarineMax, Inc	254,003
7,087	*,e	Mattress Firm Holding Corp	408,353
19,844		Men’s Wearhouse, Inc	922,151
11,145	*	Michaels Cos, Inc	287,541
12,627	e	Monro Muffler, Inc	721,507
18,657	*	Murphy USA, Inc	1,302,445
24,233	*	NetFlix, Inc	10,706,139
19,919	*	New York & Co, Inc	45,814
55,201		Nordstrom, Inc	4,206,316
11,300		Nutri/System, Inc	201,366
216,268	*	Office Depot, Inc	1,643,637
20,186	*	Orbitz Worldwide, Inc	186,317
42,429	*	O’Reilly Automotive, Inc	7,949,497
8,166	*,e	Outerwall, Inc	506,945
4,892	*,e	Overstock.com, Inc	109,483
17,800	*	Pacific Sunwear Of California, Inc	48,950
18,385		Penske Auto Group, Inc	888,915
20,968	*	PEP Boys - Manny Moe & Jack	176,760
8,830	e	PetMed Express, Inc	138,631
39,614		Petsmart, Inc	3,236,662
37,408		Pier 1 Imports, Inc	628,828
20,985	*	Priceline.com, Inc	21,183,938
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,148		Rent-A-Center, Inc	$724,953
12,363	*	Restoration Hardware Holdings, Inc	1,082,133
12,399	*,e	RetailMeNot, Inc	192,556
85,716		Ross Stores, Inc	7,861,014
64,473	*	Sally Beauty Holdings, Inc	2,003,821
11,379	*,e	Sears Holdings Corp	362,307
4,623	*	Sears Hometown and Outlet Stores, Inc	52,471
21,733	*	Select Comfort Corp	648,513
5,922		Shoe Carnival, Inc	137,509
15,240	*	Shutterfly, Inc	668,579
34,193		Signet Jewelers Ltd	4,141,114
15,819		Sonic Automotive, Inc (Class A)	389,622
3,417	*,e	Sportsman’s Warehouse Holdings, Inc	24,363
12,585		Stage Stores, Inc	251,700
257,676		Staples, Inc	4,393,376
11,572		Stein Mart, Inc	159,231
4,288	*	Systemax, Inc	56,044
254,556		Target Corp	18,737,867
44,852		Tiffany & Co	3,885,977
13,801	*,e	Tile Shop Holdings, Inc	112,064
4,219	*	Tilly’s, Inc	57,969
283,435		TJX Companies, Inc	18,689,704
55,604		Tractor Supply Co	4,513,377
12,116	e	Travelport Worldwide Ltd	188,888
47,327	*	TripAdvisor, Inc	3,171,382
17,397	*	Tuesday Morning Corp	307,927
25,612	*	Ulta Salon Cosmetics & Fragrance, Inc	3,379,247
42,110	*	Urban Outfitters, Inc	1,467,955
12,917	*	Vitamin Shoppe, Inc	546,002
10,713	*	VOXX International Corp (Class A)	85,704
6,804	*	West Marine, Inc	81,648
38,985		Williams-Sonoma, Inc	3,050,576
892		Winmark Corp	72,707
5,208	*,e	zulily, Inc	96,348
9,744	*	Zumiez, Inc	363,354
		TOTAL RETAILING	410,333,126

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
15,709	*	Advanced Energy Industries, Inc	377,016
320,212	*,e	Advanced Micro Devices, Inc	822,945
7,533	*	Alpha & Omega Semiconductor Ltd	66,064
124,674		Altera Corp	4,104,891
11,835	*,e	Ambarella, Inc	654,594
39,862	*	Amkor Technology, Inc	253,124
132,060		Analog Devices, Inc	6,880,986
502,448		Applied Materials, Inc	11,475,912
31,397	*	Applied Micro Circuits Corp	164,834
167,509	*	Atmel Corp	1,395,350
5,463	*,e	Audience, Inc	22,071
103,663		Avago Technologies Ltd	10,664,849
44,358	*	Axcelis Technologies, Inc	106,459
212,946		Broadcom Corp (Class A)	9,036,364
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,047		Brooks Automation, Inc	$336,267
9,662	*	Cabot Microelectronics Corp	477,399
4,818	*	Cascade Microtech, Inc	64,850
21,203	*	Cavium Networks, Inc	1,246,948
8,650	*	Ceva, Inc	158,382
24,698	*	Cirrus Logic, Inc	654,497
9,419		Cohu, Inc	106,717
52,438	*,e	Cree, Inc	1,854,208
76,448	e	Cypress Semiconductor Corp	1,126,079
14,527	*	Diodes, Inc	383,949
9,301	*	DSP Group, Inc	102,218
55,661	*	Entegris, Inc	723,593
36,366	*	Entropic Communications, Inc	94,188
15,727	*	Exar Corp	141,858
48,686	*	Fairchild Semiconductor International, Inc	747,330
30,066	*	First Solar, Inc	1,272,393
21,843	*	Formfactor, Inc	164,915
41,686	*,e	Freescale Semiconductor Holdings Ltd	1,337,704
12,340	*	Inphi Corp	241,864
52,621	*	Integrated Device Technology, Inc	962,438
11,931		Integrated Silicon Solution, Inc	191,851
2,043,395		Intel Corp	67,513,771
51,271		Intersil Corp (Class A)	733,688
9,988		IXYS Corp	112,864
67,485		Kla-Tencor Corp	4,148,303
26,291	*	Kopin Corp	95,962
64,111		Lam Research Corp	4,900,645
46,871	*	Lattice Semiconductor Corp	334,190
99,928		Linear Technology Corp	4,490,764
4,644	*	MA-COM Technology Solutions	150,976
159,968		Marvell Technology Group Ltd	2,477,904
114,926		Maxim Integrated Products, Inc	3,802,901
11,428	*,e	MaxLinear, Inc	91,995
17,514		Micrel, Inc	246,422
81,451	e	Microchip Technology, Inc	3,673,440
432,068	*	Micron Technology, Inc	12,644,470
37,763	*	Microsemi Corp	1,052,077
21,340		MKS Instruments, Inc	747,113
15,405		Monolithic Power Systems, Inc	731,583
9,714	*	Nanometrics, Inc	150,956
1,929		NVE Corp	127,526
222,117		Nvidia Corp	4,265,757
21,300	*	Omnivision Technologies, Inc	575,952
175,897	*	ON Semiconductor Corp	1,760,729
12,269	*	PDF Solutions, Inc	203,911
9,022	*	Pericom Semiconductor Corp	131,811
23,544	*	Photronics, Inc	197,770
77,701	*	PMC - Sierra, Inc	686,877
12,028		Power Integrations, Inc	620,404
61,083	*	Qorvo, Inc	4,512,201
21,183	*,e	QuickLogic Corp	60,372
47,933	*	Rambus, Inc	539,246
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,189	*,e	Rubicon Technology, Inc	$67,346
12,643	*	Rudolph Technologies, Inc	126,809
34,252	*	Semtech Corp	872,056
29,865	*	Silicon Image, Inc	216,820
17,296	*	Silicon Laboratories, Inc	756,873
79,801		Skyworks Solutions, Inc	6,627,473
24,323	*	Spansion, Inc	862,494
117,635	*,e	SunEdison, Inc	2,203,304
18,113	*,e	SunPower Corp	436,886
79,878		Teradyne, Inc	1,445,792
26,733		Tessera Technologies, Inc	991,260
445,251		Texas Instruments, Inc	23,798,666
11,782	*	Ultra Clean Holdings	103,682
11,090	*	Ultratech, Inc	176,775
15,690	*	Veeco Instruments, Inc	457,677
20,116	*	Vitesse Semiconductor Corp	75,435
19,456	*	Xcerra Corp	149,422
114,549		Xilinx, Inc	4,418,728
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	223,985,185

SOFTWARE & SERVICES - 10.1%
4,685	*,e	A10 Networks, Inc	22,488
261,123		Accenture plc	21,942,166
45,090	*	ACI Worldwide, Inc	832,812
197,091		Activision Blizzard, Inc	4,118,216
16,360	*	Actua Corp	263,396
30,778	*	Acxiom Corp	560,160
205,603	*	Adobe Systems, Inc	14,418,938
20,277		Advent Software, Inc	848,592
3,991	*,e	Aerohive Networks, Inc	15,844
75,657	*	Akamai Technologies, Inc	4,399,833
24,706	*	Alliance Data Systems Corp	7,135,834
3,462	*,e	Amber Road, Inc	32,924
63,707		Amdocs Ltd	3,069,403
9,809	*	American Software, Inc (Class A)	81,317
17,713	*,e	Angie’s List, Inc	81,303
39,118	*	Ansys, Inc	3,155,649
31,853	*	AOL, Inc	1,377,642
36,651	*	Aspen Technology, Inc	1,295,430
92,829	*	Autodesk, Inc	5,013,230
199,552		Automatic Data Processing, Inc	16,469,027
12,884	*	AVG Technologies NV	254,846
26,722	*	Bankrate, Inc	333,491
3,114	*	Barracuda Networks, Inc	105,440
19,910	*,e	Bazaarvoice, Inc	165,452
1,900	*,e	Benefitfocus, Inc	45,961
18,275		Blackbaud, Inc	798,800
20,985	*,e	Blackhawk Network Holdings, Inc	700,060
16,823	*	Blucora, Inc	227,447
29,189		Booz Allen Hamilton Holding Co	849,692
2,523	*	Borderfree, Inc	15,390
15,474	*	Bottomline Technologies, Inc	383,291
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,621	*	Brightcove, Inc	$90,366
49,045		Broadridge Financial Solutions, Inc	2,353,670
11,032	*	BroadSoft, Inc	296,650
135,837		CA, Inc	4,115,861
9,622	*	CACI International, Inc (Class A)	813,925
115,130	*	Cadence Design Systems, Inc	2,071,189
18,327	*	Callidus Software, Inc	273,989
7,045	*	Carbonite, Inc	105,886
17,521	*	Cardtronics, Inc	588,881
3,739	*,e	Care.com, Inc	29,800
4,627		Cass Information Systems, Inc	202,755
64,580		CDK Global, Inc	2,916,433
8,307	*,e	ChannelAdvisor Corp	78,750
30,571	*	Ciber, Inc	98,744
13,744	*,e	Cimpress NV	1,107,079
66,662	*	Citrix Systems, Inc	3,950,390
251,522	*	Cognizant Technology Solutions Corp (Class A)	13,614,886
18,720	*	Commvault Systems, Inc	815,818
57,639		Computer Sciences Corp	3,497,535
6,003		Computer Task Group, Inc	48,564
13,742	*	comScore, Inc	571,118
9,182	*	Comverse, Inc	158,206
12,466	*	Constant Contact, Inc	471,464
40,661		Convergys Corp	779,065
21,121	*,e	Cornerstone OnDemand, Inc	695,937
13,131	*	CoStar Group, Inc	2,422,801
15,767	*	Covisint Corp	35,003
13,500		CSG Systems International, Inc	331,020
7,221	*,e	Cvent, Inc	180,381
10,812	*,e	Cyan, Inc	31,463
7,890	*	Datalink Corp	89,630
21,240	*	DealerTrack Holdings, Inc	853,848
3,291	*	Demand Media, Inc	13,329
11,992	*,e	Demandware, Inc	642,292
15,774	*	Dice Holdings, Inc	130,451
13,396	*	Digital River, Inc	342,000
2,622	e	DMRC Corp	70,846
12,426		DST Systems, Inc	1,201,594
13,119	*,e	E2open, Inc	77,271
40,115		EarthLink Holdings Corp	169,285
522,261	*	eBay, Inc	27,679,833
11,888	e	Ebix, Inc	271,641
131,390	*	Electronic Arts, Inc	7,208,055
10,641	*	Ellie Mae, Inc	470,758
12,110	*,e	Endurance International Group Holdings, Inc	203,569
10,543	*	EnerNOC, Inc	181,550
13,583	*	Envestnet, Inc	699,117
14,013	*	EPAM Systems, Inc	685,656
12,174		EPIQ Systems, Inc	212,436
1,860	*	ePlus, Inc	125,438
22,527		Equinix, Inc	4,885,205
20,267	*	Euronet Worldwide, Inc	919,919
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,096		EVERTEC, Inc	$523,486
2,787	*	Everyday Health, Inc	38,684
12,942	*	ExlService Holdings, Inc	380,236
810,726	*	Facebook, Inc	61,542,211
17,246	e	Factset Research Systems, Inc	2,476,353
13,745		Fair Isaac Corp	980,706
116,300		Fidelity National Information Services, Inc	7,260,609
38,314	*,e	FireEye, Inc	1,295,396
36,630	*	First American Corp	1,216,116
103,801	*	Fiserv, Inc	7,528,687
5,007	*	Five9, Inc	19,678
34,912	*	FleetCor Technologies, Inc	4,905,136
14,959	*,e	FleetMatics Group plc	529,698
5,122		Forrester Research, Inc	193,304
61,569	*	Fortinet, Inc	1,840,605
36,599	*	Gartner, Inc	3,082,368
63,720	*	Genpact Ltd	1,278,860
3,514	*,m	Gerber Scientific, Inc	0
9,789	*	Gigamon, Inc	180,216
26,600	*	Global Cash Access, Inc	175,826
29,901		Global Payments, Inc	2,610,656
36,613	*,e	Glu Mobile, Inc	128,512
22,346	*,e	Gogo, Inc	324,799
116,635	*	Google, Inc	62,343,740
115,273	*	Google, Inc (Class A)	61,965,001
3,664	*,e	GrubHub, Inc	126,152
5,227	*	GTT Communications, Inc	60,163
7,393	*,e	Guidance Software, Inc	48,498
26,956	*	Guidewire Software, Inc	1,350,496
10,211		Hackett Group, Inc	77,399
14,621		Heartland Payment Systems, Inc	727,687
28,527	*	Higher One Holdings, Inc	94,424
37,245	*	HomeAway, Inc	949,375
30,346		IAC/InterActiveCorp	1,849,589
14,665	*	iGate Corp	519,141
9,015	*	Imperva, Inc	376,466
31,029	*	Infoblox, Inc	579,311
44,879	*	Informatica Corp	1,870,781
13,542		Information Services Group, Inc	54,439
6,621	*,e	Interactive Intelligence, Inc	268,548
22,093	*	Internap Network Services Corp	186,023
388,463		International Business Machines Corp	59,555,262
118,301		Intuit, Inc	10,270,893
18,949		j2 Global, Inc	1,088,431
34,284		Jack Henry & Associates, Inc	2,104,009
16,776	*	Jive Software, Inc	96,630
9,164	*	Knot, Inc	150,656
29,597	*	Kofax Ltd	203,923
26,348		Leidos Holdings, Inc	1,090,807
31,019	*	Limelight Networks, Inc	82,511
41,482	*	LinkedIn Corp	9,322,665
25,980	*	Lionbridge Technologies	129,380
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,535	*,e	Liquidity Services, Inc	$81,541
21,292	*	Liveperson, Inc	227,824
9,652	*	LogMeIn, Inc	458,953
3,064	*	Luxoft Holding, Inc	119,557
6,820	*,e	magicJack VocalTec Ltd	47,331
30,535	*	Manhattan Associates, Inc	1,363,082
9,410		Mantech International Corp (Class A)	306,107
13,195		Marchex, Inc (Class B)	50,273
10,794	*	Marin Software, Inc	71,456
10,225	*,e	Marketo, Inc	352,047
413,846		Mastercard, Inc (Class A)	33,947,787
4,099	*,e	Mavenir Systems, Inc	49,065
27,274		MAXIMUS, Inc	1,519,707
38,559		Mentor Graphics Corp	887,243
3,386,245		Microsoft Corp	136,804,298
3,605	*	MicroStrategy, Inc (Class A)	582,568
29,421	*,e	Millennial Media, Inc	39,718
7,608	*	Model N, Inc	81,406
14,497	*,e	ModusLink Global Solutions, Inc	52,334
16,461	*	MoneyGram International, Inc	140,248
15,829		Monotype Imaging Holdings, Inc	464,423
38,282	*	Monster Worldwide, Inc	158,105
14,753	*,e	Netscout Systems, Inc	529,633
16,471	*,e	NetSuite, Inc	1,621,241
24,084	*,e	NeuStar, Inc (Class A)	633,168
26,129		NIC, Inc	429,038
104,441	*	Nuance Communications, Inc	1,435,542
3,016	*,e	OPOWER, Inc	34,413
1,348,986		Oracle Corp	56,509,024
83,040	*	Pandora Media, Inc	1,378,464
3,781	*,e	Park City Group, Inc	39,209
136,629		Paychex, Inc	6,183,829
2,354	*	Paycom Software, Inc	61,604
14,018		Pegasystems, Inc	274,332
13,586	*	Perficient, Inc	244,548
12,240	*	PRGX Global, Inc	63,526
21,127	*	Progress Software Corp	529,231
14,689	*	Proofpoint, Inc	734,450
9,486	*	PROS Holdings, Inc	230,415
47,152	*	PTC, Inc	1,575,348
3,963	*	Q2 Holdings, Inc	70,858
2,489		QAD, Inc (Class A)	48,137
35,476	*	QLIK Technologies, Inc	1,007,518
8,045	*	Qualys, Inc	305,871
13,828	*	QuinStreet, Inc	70,799
51,869	*	Rackspace Hosting, Inc	2,332,030
10,019	*	Rally Software Development Corp	118,525
9,129	*	RealNetworks, Inc	64,177
20,747	*,e	RealPage, Inc	373,653
79,758	*	Red Hat, Inc	5,087,763
3,209		Reis, Inc	72,203
3,291	*,e	Rightside Group Ltd	25,999
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,914	*,e	Rocket Fuel, Inc	$152,618
8,026	*	Rosetta Stone, Inc	72,395
37,512	*	Rovi Corp	866,902
3,008	*	Rubicon Project, Inc	44,308
17,425		Sabre Corp	355,993
254,535	*	Salesforce.com, Inc	14,368,501
9,731	*	Sapiens International Corp NV	62,473
45,526	*	Sapient Corp	1,131,776
16,805		Science Applications International Corp	819,748
11,070	*	Sciquest, Inc	157,415
13,463	*	Seachange International, Inc	95,049
57,165	*	ServiceNow, Inc	4,167,329
26,981	*	ServiceSource International LLC	90,386
5,973	*,e	Shutterstock, Inc	336,220
17,227	*,e	Silver Spring Networks, Inc	122,312
27,039	*	SolarWinds, Inc	1,301,928
31,434		Solera Holdings, Inc	1,621,994
19,703	*	Sonus Networks, Inc	375,926
47,005	*	Splunk, Inc	2,427,808
6,421	*	SPS Commerce, Inc	380,765
27,006		SS&C Technologies Holdings, Inc	1,494,242
5,602	*	Stamps.com, Inc	255,283
15,251	*	Sykes Enterprises, Inc	343,453
289,517		Symantec Corp	7,171,336
13,984	*	Synchronoss Technologies, Inc	593,900
62,003	*	Synopsys, Inc	2,665,509
12,660	*	Syntel, Inc	547,545
15,391	*	TA Indigo Holding Corp	164,068
17,511	*	Tableau Software, Inc	1,414,188
38,339	*	Take-Two Interactive Software, Inc	1,139,435
15,467	*	Tangoe, Inc	176,788
16,987	*	TeleCommunication Systems, Inc (Class A)	48,073
10,125	*	TeleNav, Inc	65,610
7,285	*	TeleTech Holdings, Inc	160,707
68,392	*	Teradata Corp	3,047,548
7,569	*,e	Textura Corp	188,771
45,995	*	TiVo, Inc	481,108
66,358		Total System Services, Inc	2,347,082
4,367	*	Travelzoo, Inc	37,469
13,220	*,e	Tremor Video, Inc	27,762
3,307	*,e	TrueCar, Inc	58,137
14,778	*	Trulia, Inc	630,725
215,983	*	Twitter, Inc	8,105,842
13,428	*	Tyler Technologies, Inc	1,424,442
11,501	*	Ultimate Software Group, Inc	1,702,263
20,494	*	Unisys Corp	449,433
38,963	*	Unwired Planet, Inc	38,456
50,985	*	Vantiv, Inc	1,753,374
2,125	*,e	Varonis Systems, Inc	70,061
11,802	*,e	Vasco Data Security International	253,743
50,124	*	VeriFone Systems, Inc	1,573,392
24,061	*	Verint Systems, Inc	1,284,376
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,074	*,e	VeriSign, Inc	$2,673,552
21,463	*,e	VirnetX Holding Corp	116,759
10,239	*	Virtusa Corp	383,553
206,031		Visa, Inc (Class A)	52,519,362
37,648	*	VMware, Inc (Class A)	2,902,661
27,962	*,e	Vringo, Inc	14,789
15,179	*,e	WebMD Health Corp (Class A)	588,186
20,610	*	Website Pros, Inc	311,417
231,354	e	Western Union Co	3,933,018
15,788	*	WEX, Inc	1,453,285
5,611	*	Wix.com Ltd	110,986
37,773	*	Workday, Inc	3,001,443
464,311		Xerox Corp	6,114,976
12,453	*,e	Xoom Corp	183,682
391,831	*	Yahoo!, Inc	17,236,646
20,190	*,e	Yelp, Inc	1,059,369
7,470	*,e	YuMe, Inc	40,338
4,002	*,e	Zendesk, Inc	96,808
12,357	*,e	Zillow, Inc	1,197,640
23,238	*	Zix Corp	82,263
288,329	*	Zynga, Inc	738,122
		TOTAL SOFTWARE & SERVICES	918,264,411

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
51,008	*,e	3D Systems Corp	1,483,313
31,223		Adtran, Inc	690,341
5,601	*	Agilysys, Inc	58,138
5,160	e	Alliance Fiber Optic Products, Inc	74,717
127,850		Amphenol Corp (Class A)	6,866,823
11,053		Anixter International, Inc	832,954
2,470,136		Apple, Inc	289,401,134
8,334	*,e	Applied Optoelectronics, Inc	74,506
1,971	*,e	Arista Networks, Inc	124,410
50,088	*	ARRIS Group, Inc	1,313,307
39,589	*	Arrow Electronics, Inc	2,178,979
44,947	*	Aruba Networks, Inc	745,221
60,787		Avnet, Inc	2,529,955
21,648		AVX Corp	279,909
5,631		Badger Meter, Inc	337,072
4,074		Bel Fuse, Inc (Class B)	95,820
16,843		Belden CDT, Inc	1,396,958
21,281	*	Benchmark Electronics, Inc	515,639
6,118		Black Box Corp	128,539
173,985		Brocade Communications Systems, Inc	1,934,713
14,389	*,e	CalAmp Corp	257,707
16,699	*	Calix Networks, Inc	160,310
34,589		CDW Corp	1,185,019
16,366	*	Checkpoint Systems, Inc	212,103
45,558	*	Ciena Corp	843,734
2,104,012		Cisco Systems, Inc	55,472,276
4,709	*,e	Clearfield, Inc	55,472
35,298	*	Cognex Corp	1,297,201
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,960	*	Coherent, Inc	$616,325
32,039	*	CommScope Holding Co, Inc	900,456
6,617		Comtech Telecommunications Corp	218,626
4,850	*,e	Control4 Corp	73,623
516,380		Corning, Inc	12,274,353
16,155	*	Cray, Inc	524,876
13,448		CTS Corp	215,168
8,443	*,e	CUI Global, Inc	51,502
15,342		Daktronics, Inc	189,934
30,542		Diebold, Inc	952,910
10,399	*	Digi International, Inc	99,310
23,761		Dolby Laboratories, Inc (Class A)	921,927
21,804	*	Dot Hill Systems Corp	90,923
7,017	*	DTS, Inc	194,511
7,109	*	Eastman Kodak Co	128,033
17,171	*	EchoStar Corp (Class A)	895,811
7,109		Electro Rent Corp	91,635
10,102		Electro Scientific Industries, Inc	63,340
18,628	*	Electronics for Imaging, Inc	719,972
841,829		EMC Corp	21,828,626
30,938	*	Emulex Corp	193,672
42,439	*	Extreme Networks, Inc	124,771
31,956	*	F5 Networks, Inc	3,566,929
13,918	*	Fabrinet	227,281
6,814	*	FARO Technologies, Inc	377,155
16,823		FEI Co	1,383,187
38,470	*,e	Finisar Corp	697,846
57,308		Flir Systems, Inc	1,730,702
12,192	*	GSI Group, Inc	161,178
39,552	*	Harmonic, Inc	302,573
43,138		Harris Corp	2,895,854
779,254		Hewlett-Packard Co	28,154,447
11,513	*	Immersion Corp	108,337
48,653	*	Infinera Corp	784,286
62,956	*	Ingram Micro, Inc (Class A)	1,585,232
16,136	*	Insight Enterprises, Inc	381,939
16,183		InterDigital, Inc	808,826
9,257	*	Intevac, Inc	60,171
31,445	*,e	InvenSense, Inc	464,443
13,197	*,e	IPG Photonics Corp	985,024
15,658	*	Itron, Inc	582,634
22,924	*	Ixia	232,449
83,813		Jabil Circuit, Inc	1,727,386
92,020	*	JDS Uniphase Corp	1,118,043
184,245		Juniper Networks, Inc	4,187,889
18,784	*	Kemet Corp	71,379
66,318	*	Keysight Technologies, Inc	2,214,358
10,284	*	Kimball Electronics, Inc	104,691
41,917	*,e	Knowles Corp	889,060
5,979	*	KVH Industries, Inc	72,346
29,605		Lexmark International, Inc (Class A)	1,181,536
8,981		Littelfuse, Inc	886,784
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,856	*,e	Maxwell Technologies, Inc	$94,374
13,539	*	Mercury Computer Systems, Inc	213,645
1,138		Mesa Laboratories, Inc	86,681
15,098		Methode Electronics, Inc	546,095
83,924		Motorola, Inc	5,237,697
6,091		MTS Systems Corp	440,257
3,946	*	Multi-Fineline Electronix, Inc	51,337
39,442		National Instruments Corp	1,186,415
75,273	*	NCR Corp	1,911,934
129,980		NetApp, Inc	4,913,244
14,600	*	Netgear, Inc	493,042
15,808	*	Newport Corp	292,764
10,099	*,e	Nimble Storage, Inc	226,521
5,940	*	Numerex Corp	62,251
38,274	*,e	Oclaro, Inc	54,732
7,973	*	OSI Systems, Inc	557,951
23,721	*	Palo Alto Networks, Inc	2,998,097
8,151		Park Electrochemical Corp	176,958
38,779	*,e	Parkervision, Inc	39,555
3,831		PC Connection, Inc	90,986
16,902		Plantronics, Inc	774,619
13,431	*	Plexus Corp	508,901
55,882	*	Polycom, Inc	743,231
8,174	*,e	Procera Networks, Inc	71,768
34,549	*	QLogic Corp	461,575
693,911		Qualcomm, Inc	43,341,681
89,500	*,e	Quantum Corp	141,410
16,011	*,e	RealD, Inc	173,719
63,928	*	Riverbed Technology, Inc	1,315,638
12,287	*	Rofin-Sinar Technologies, Inc	330,766
7,159	*	Rogers Corp	528,764
25,574	*	Ruckus Wireless, Inc	270,829
90,861		SanDisk Corp	6,897,259
32,670	*	Sanmina Corp	691,951
11,360	*	Scansource, Inc	391,693
24,252	*	ShoreTel, Inc	171,704
13,572	*,e	Silicon Graphics International Corp	127,984
20,353	*	Speed Commerce, Inc	48,440
19,936	*,e	Stratasys Ltd	1,584,713
13,654	*	Super Micro Computer, Inc	499,327
14,300	*	Synaptics, Inc	1,098,383
11,305		SYNNEX Corp	838,718
15,228	*	Tech Data Corp	869,519
2,797		Tessco Technologies, Inc	63,352
114,271	*	Trimble Navigation Ltd	2,724,221
21,256	*	TTM Technologies, Inc	147,729
18,252	e	Ubiquiti Networks, Inc	479,936
16,130	*,e	Universal Display Corp	513,902
16,534	*	Viasat, Inc	929,541
2,233	*	Viasystems Group, Inc	35,750
31,816	*,e	Violin Memory, Inc	122,173
55,691		Vishay Intertechnology, Inc	758,511
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,516	*	Vishay Precision Group, Inc	$91,786
87,774		Western Digital Corp	8,534,266
22,735	*	Zebra Technologies Corp (Class A)	1,897,463
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	567,716,297

TELECOMMUNICATION SERVICES - 2.0%
34,713	*	8x8, Inc	267,637
2,129,091		AT&T, Inc	70,089,676
3,536		Atlantic Tele-Network, Inc	234,896
9,315	*	Boingo Wireless, Inc	78,712
238,370		CenturyTel, Inc	8,860,213
80,190	*	Cincinnati Bell, Inc	234,957
23,926		Cogent Communications Group, Inc	886,697
27,480		Consolidated Communications Holdings, Inc	639,734
8,375	*	Fairpoint Communications, Inc	125,290
408,467	e	Frontier Communications Corp	2,742,856
17,604	*	General Communication, Inc (Class A)	258,427
163,976	*,e	Globalstar, Inc	396,822
3,994	*	Hawaiian Telcom Holdco, Inc	103,964
6,869		IDT Corp (Class B)	146,722
30,206	*	inContact, Inc	258,865
22,798		Inteliquent, Inc	383,462
10,667	*,e	Intelsat S.A.	168,005
31,918	*,e	Iridium Communications, Inc	271,622
116,935	*	Level 3 Communications, Inc	5,816,347
7,188		Lumos Networks Corp	115,224
21,201	e	NTELOS Holdings Corp	86,924
18,108	*	Orbcomm, Inc	100,680
19,090	*	Premiere Global Services, Inc	168,756
13,859	*	RingCentral, Inc	187,096
53,331	*	SBA Communications Corp (Class A)	6,223,728
9,480		Shenandoah Telecom Co	281,651
11,864		Spok Holdings, Inc	203,112
341,416	*,e	Sprint Corp	1,468,089
37,784		Telephone & Data Systems, Inc	878,478
111,294		T-Mobile US, Inc	3,358,853
5,233		US Cellular Corp	182,056
1,699,398		Verizon Communications, Inc	77,679,482
67,718	*	Vonage Holdings Corp	284,416
265,965		Windstream Holdings, Inc	2,114,422
9,725	*	Zayo Group Holdings, Inc	269,869
		TOTAL TELECOMMUNICATION SERVICES	185,567,740

TRANSPORTATION - 2.5%
22,768	*	Air Transport Services Group, Inc	189,657
54,256		Alaska Air Group, Inc	3,682,355
5,558		Allegiant Travel Co	1,007,499
3,092		Amerco, Inc	884,652
296,399		American Airlines Group, Inc	14,547,263
10,986		Arkansas Best Corp	409,338
12,986	*	Atlas Air Worldwide Holdings, Inc	586,967
45,316	*	Avis Budget Group, Inc	2,597,060
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,190	e	Baltic Trading Ltd	$39,188
8,394		Celadon Group, Inc	200,029
59,076		CH Robinson Worldwide, Inc	4,207,393
23,828		Con-Way, Inc	976,233
13,260	e	Copa Holdings S.A. (Class A)	1,425,583
414,319		CSX Corp	13,796,823
344,688		Delta Air Lines, Inc	16,307,189
9,173	*	Echo Global Logistics, Inc	242,167
84,924		Expeditors International of Washington, Inc	3,709,480
122,048		FedEx Corp	20,639,537
12,492		Forward Air Corp	560,891
2,632	*	FRP Holdings, Inc	95,278
20,993	*	Genesee & Wyoming, Inc (Class A)	1,730,873
18,112	*,e	Hawaiian Holdings, Inc	352,097
21,551		Heartland Express, Inc	553,645
184,974	*	Hertz Global Holdings, Inc	3,795,666
14,356	*	Hub Group, Inc (Class A)	479,490
1,603		International Shipholding Corp	26,866
37,356		J.B. Hunt Transport Services, Inc	2,973,911
98,880	*	JetBlue Airways Corp	1,660,195
43,909		Kansas City Southern Industries, Inc	4,833,942
22,870	*	Kirby Corp	1,657,846
24,695		Knight Transportation, Inc	703,561
16,334	e	Knightsbridge Tankers Ltd	65,499
18,283		Landstar System, Inc	1,171,575
9,209		Marten Transport Ltd	188,324
17,042		Matson, Inc	592,210
35,711		Navios Maritime Holdings, Inc	129,631
125,669		Norfolk Southern Corp	12,814,468
24,980	*	Old Dominion Freight Line	1,751,598
1,099	*	PAM Transportation Services, Inc	63,632
3,699		Park-Ohio Holdings Corp	197,638
10,927	*	Quality Distribution, Inc	91,131
18,858	*	Republic Airways Holdings, Inc	259,486
10,363	*	Roadrunner Transportation Services Holdings, Inc	210,576
21,193		Ryder System, Inc	1,754,568
19,150		Safe Bulkers, Inc	68,748
9,670	*	Saia, Inc	407,204
59,846	*,e	Scorpio Bulkers, Inc	89,171
20,587		Skywest, Inc	258,367
281,419		Southwest Airlines Co	12,714,510
29,515	*	Spirit Airlines, Inc	2,188,242
41,980	*	Swift Transportation Co, Inc	1,031,868
152,254	*	UAL Corp	10,561,860
6,896	*,e	Ultrapetrol Bahamas Ltd	11,103
372,380		Union Pacific Corp	43,646,660
291,623		United Parcel Service, Inc (Class B)	28,824,017
2,557		Universal Truckload Services, Inc	60,243
2,325	*	USA Truck, Inc	64,635
36,586	e	UTI Worldwide, Inc	434,276
6,205	*,e	Virgin America, Inc	208,116
17,944		Werner Enterprises, Inc	511,942
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,167	*	Wesco Aircraft Holdings, Inc	$276,018
21,445	*,e	XPO Logistics, Inc	788,962
14,424	*	YRC Worldwide, Inc	228,765
		TOTAL TRANSPORTATION	226,537,717

UTILITIES - 3.4%
17,065		Abengoa Yield plc	561,780
284,519		AES Corp	3,476,822
46,760		AGL Resources, Inc	2,636,329
17,560		Allete, Inc	994,774
44,601		Alliant Energy Corp	3,060,075
96,164		Ameren Corp	4,354,306
200,641		American Electric Power Co, Inc	12,602,261
18,348		American States Water Co	727,315
70,963		American Water Works Co, Inc	3,983,863
71,938		Aqua America, Inc	1,945,923
3,086		Artesian Resources Corp	68,355
64,659	e	Atlantic Power Corp	171,346
40,888		Atmos Energy Corp	2,326,936
23,991		Avista Corp	890,786
17,912		Black Hills Corp	898,466
19,543		California Water Service Group	479,585
168,334	*	Calpine Corp	3,514,814
170,832		Centerpoint Energy, Inc	3,944,511
5,793		Chesapeake Utilities Corp	282,467
24,656		Cleco Corp	1,340,300
106,091		CMS Energy Corp	4,002,813
4,434		Connecticut Water Service, Inc	159,447
116,593		Consolidated Edison, Inc	8,077,563
240,434		Dominion Resources, Inc	18,486,970
70,459		DTE Energy Co	6,317,354
291,602		Duke Energy Corp	25,410,198
50,622	*	Dynegy, Inc	1,382,993
130,076		Edison International	8,864,679
17,179		El Paso Electric Co	688,191
21,778		Empire District Electric Co	663,576
71,392		Entergy Corp	6,247,514
354,602		Exelon Corp	12,779,856
169,535		FirstEnergy Corp	6,837,346
61,218		Great Plains Energy, Inc	1,810,216
41,611		Hawaiian Electric Industries, Inc	1,427,257
20,674		Idacorp, Inc	1,403,971
32,018		Integrys Energy Group, Inc	2,596,660
63,862		ITC Holdings Corp	2,716,689
17,510		Laclede Group, Inc	941,338
74,813		MDU Resources Group, Inc	1,691,522
15,712		MGE Energy, Inc	721,181
6,217		Middlesex Water Co	135,966
33,648		National Fuel Gas Co	2,134,293
17,199		New Jersey Resources Corp	1,098,672
179,267		NextEra Energy, Inc	19,583,127
125,364		NiSource, Inc	5,423,247
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

131,974		Northeast Utilities	$7,335,115
10,943	e	Northwest Natural Gas Co	546,165
15,496		NorthWestern Corp	895,049
135,343		NRG Energy, Inc	3,337,558
14,538	e	NRG Yield, Inc	768,769
79,342		OGE Energy Corp	2,791,252
20,651		ONE Gas, Inc	912,568
6,871	e	Ormat Technologies, Inc	183,799
14,601		Otter Tail Corp	451,463
19,831		Pattern Energy Group, Inc	579,462
100,712		Pepco Holdings, Inc	2,764,544
192,377		PG&E Corp	11,313,691
31,515		Piedmont Natural Gas Co, Inc	1,257,133
45,215		Pinnacle West Capital Corp	3,173,189
31,726		PNM Resources, Inc	967,643
31,029		Portland General Electric Co	1,231,851
265,923		PPL Corp	9,440,266
202,176		Public Service Enterprise Group, Inc	8,628,872
71,434		Questar Corp	1,853,712
56,043		SCANA Corp	3,573,862
97,160		Sempra Energy	10,874,147
6,388		SJW Corp	215,723
13,180		South Jersey Industries, Inc	767,735
368,455		Southern Co	18,688,038
18,509		Southwest Gas Corp	1,137,563
95,137		TECO Energy, Inc	2,029,272
8,882		TerraForm Power, Inc	289,020
68,010		UGI Corp	2,515,690
23,623		UIL Holdings Corp	1,086,658
6,713		Unitil Corp	250,798
33,919		Vectren Corp	1,625,398
51,005		Westar Energy, Inc	2,178,934
20,634		WGL Holdings, Inc	1,165,821
89,684	e	Wisconsin Energy Corp	5,001,677
202,092		Xcel Energy, Inc	7,584,513
4,886		York Water Co	115,652
		TOTAL UTILITIES	307,396,255

		TOTAL COMMON STOCKS	9,059,011,980
		(Cost $6,089,480,870)

RIGHTS / WARRANTS - 0.0%

CONSUMER SERVICES - 0.0%
1,176	e,m	Empire Resorts, Inc	0
189	m	Providence Service Corp	0
		TOTAL CONSUMER SERVICES	0

ENERGY - 0.0%
7,432	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,340	e,m	Trius Therapeutics, Inc	$1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,604

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc	49,856
		TOTAL TELECOMMUNICATION SERVICES	49,856

		TOTAL RIGHTS / WARRANTS	51,460
		(Cost $49,856)

SHORT-TERM INVESTMENTS - 2.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
246,884,344	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	246,884,344
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	246,884,344
		TOTAL SHORT-TERM INVESTMENTS	246,884,344
		(Cost $246,884,344)

		TOTAL INVESTMENTS - 102.4%	9,305,947,784
		(Cost $6,336,415,070)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(220,246,983)
		NET ASSETS - 100.0%	$9,085,700,801

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $236,828,514.
m	Indicates a security that has been deemed illiquid.
163

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
45,873		BorgWarner, Inc	$2,477,601
36,369		Gentex Corp	606,999
55,528		Goodyear Tire & Rubber Co	1,345,999
43,892		Harley-Davidson, Inc	2,708,136
35,292		Johnson Controls, Inc	1,640,019
12,778		Lear Corp	1,282,272
19,233	*,e	Tesla Motors, Inc	3,915,839
9,123		Thor Industries, Inc	514,081
		TOTAL AUTOMOBILES & COMPONENTS	14,490,946

BANKS - 0.1%
5,175	*,e	Nationstar Mortgage Holdings, Inc	133,049
20,447	*,e	Ocwen Financial Corp	125,136
9,056	*	Signature Bank	1,060,729
724	*	SVB Financial Group	81,740
		TOTAL BANKS	1,400,654

CAPITAL GOODS - 7.5%
131,608		3M Co	21,359,978
6,227		A.O. Smith Corp	369,946
8,556		Acuity Brands, Inc	1,282,459
1,129		Air Lease Corp	39,447
19,053		Allegion plc	1,029,053
27,334		Allison Transmission Holdings, Inc	856,101
48,389		Ametek, Inc	2,317,833
9,571	*	Armstrong World Industries, Inc	485,250
21,009	*	BE Aerospace, Inc	1,225,455
145,953		Boeing Co	21,217,188
26,433		Caterpillar, Inc	2,113,847
19,882	e	Chicago Bridge & Iron Co NV	686,128
18,780	*	Colfax Corp	850,922
3,389		Crane Co	206,560
36,883		Cummins, Inc	5,143,703
28,692		Danaher Corp	2,363,647
15,742		Deere & Co	1,341,061
27,226		Donaldson Co, Inc	995,383
24,654		Dover Corp	1,726,766
105,978		Emerson Electric Co	6,034,387
60,210	e	Fastenal Co	2,673,324
27,832		Flowserve Corp	1,516,566
19,677		Fluor Corp	1,054,490
13,855		Fortune Brands Home & Security, Inc	620,566
12,210		Graco, Inc	869,840
20,335	*	HD Supply Holdings, Inc	586,258
164

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,249		Hexcel Corp	$895,613
157,635		Honeywell International, Inc	15,410,398
1,956		Hubbell, Inc (Class B)	207,414
8,133		Huntington Ingalls	948,308
14,297		IDEX Corp	1,034,388
64,958		Illinois Tool Works, Inc	6,046,940
4,424		Ingersoll-Rand plc	293,754
5,107		ITT Corp	182,882
10,138	*	KLX, Inc	398,525
10,153		Lennox International, Inc	998,141
5,912		Lincoln Electric Holdings, Inc	401,484
54,623		Lockheed Martin Corp	10,289,334
29,084		Manitowoc Co, Inc	543,871
72,110		Masco Corp	1,791,212
11,359	*	Middleby Corp	1,079,332
9,346	*	MRC Global, Inc	101,030
9,135		MSC Industrial Direct Co (Class A)	685,764
1,890	*,e	Navistar International Corp	55,604
12,528		Nordson Corp	912,790
1,656	*,e	NOW, Inc	41,317
64,636		Paccar, Inc	3,885,270
21,754		Pall Corp	2,104,917
15,860		Parker Hannifin Corp	1,847,056
2,890	e	Pentair plc	178,631
29,270		Precision Castparts Corp	5,856,927
10,594	*	Quanta Services, Inc	280,529
27,540		Rockwell Automation, Inc	2,999,657
24,100		Rockwell Collins, Inc	2,063,442
8,993		Roper Industries, Inc	1,387,980
1,590		Snap-On, Inc	211,009
8,563	*,e	SolarCity Corp	416,247
22,305	*	Spirit Aerosystems Holdings, Inc (Class A)	1,004,617
3,496		Stanley Works	327,400
1,017		Timken Co	38,656
11,351		Toro Co	736,793
10,705		TransDigm Group, Inc	2,200,199
24,292		Trinity Industries, Inc	643,009
2,769		Triumph Group, Inc	157,999
19,745	*	United Rentals, Inc	1,635,873
20,712		United Technologies Corp	2,377,323
18,406	*	USG Corp	560,463
535	e	Valmont Industries, Inc	64,264
228	*	Veritiv Corp	11,598
11,769		W.W. Grainger, Inc	2,775,601
10,965	*	WABCO Holdings, Inc	1,043,539
19,530		Westinghouse Air Brake Technologies Corp	1,629,779
26,727		Xylem, Inc	911,391
		TOTAL CAPITAL GOODS	158,634,428

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
15,735		Cintas Corp	1,238,345
8,955	*,e	Clean Harbors, Inc	423,751
165

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,344	*	Copart, Inc	$817,790
8,678		Covanta Holding Corp	177,378
2,528		Dun & Bradstreet Corp	290,998
12,533		Equifax, Inc	1,058,537
13,686	*	IHS, Inc (Class A)	1,575,669
11,042		KAR Auction Services, Inc	376,643
41,722		Nielsen Holdings NV	1,817,410
20,078		Pitney Bowes, Inc	481,470
3,632		R.R. Donnelley & Sons Co	59,819
27,157		Robert Half International, Inc	1,576,735
13,727		Rollins, Inc	453,677
17,103	*	Stericycle, Inc	2,245,453
75,958		Tyco International plc	3,099,846
33,907	*	Verisk Analytics, Inc	2,181,916
14,534		Waste Connections, Inc	628,160
10,250		Waste Management, Inc	527,158
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,030,755

CONSUMER DURABLES & APPAREL - 2.1%
10,616		Carter’s, Inc	865,098
54,728		Coach, Inc	2,035,334
7,359	*	Deckers Outdoor Corp	486,062
5,926		DR Horton, Inc	145,306
9,168	*	Fossil Group, Inc	896,630
2,852	*,e	GoPro, Inc	141,887
19,825		Hanesbrands, Inc	2,208,109
13,650		Harman International Industries, Inc	1,769,450
18,947	e	Hasbro, Inc	1,040,569
11,636	*	Jarden Corp	558,761
25,420	*	Kate Spade & Co	801,493
13,742		Leggett & Platt, Inc	585,821
2,732		Lennar Corp (Class A)	122,694
25,377		Mattel, Inc	682,641
40,712	*	Michael Kors Holdings Ltd	2,882,003
32,505		Newell Rubbermaid, Inc	1,198,459
140,675		Nike, Inc (Class B)	12,977,269
865	*	NVR, Inc	1,084,909
14,389		Phillips-Van Heusen Corp	1,586,531
13,111		Polaris Industries, Inc	1,895,720
8,870		Ralph Lauren Corp	1,480,314
12,119	*	Tempur-Pedic International, Inc	666,909
9,843		Tupperware Corp	665,485
34,781	*	Under Armour, Inc (Class A)	2,507,014
68,868		VF Corp	4,777,373
1,379		Whirlpool Corp	274,531
		TOTAL CONSUMER DURABLES & APPAREL	44,336,372

CONSUMER SERVICES - 3.1%
6,767		ARAMARK Holdings Corp	211,942
13,146		Brinker International, Inc	768,121
6,299	*	Chipotle Mexican Grill, Inc (Class A)	4,471,282
1,017		Choice Hotels International, Inc	58,427
166

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,598		Domino’s Pizza, Inc	$1,148,782
20,352		Dunkin Brands Group, Inc	962,853
55,290		H&R Block, Inc	1,895,341
27,018	*	Hilton Worldwide Holdings, Inc	701,658
1,171	*	Hyatt Hotels Corp	65,881
75,484		Las Vegas Sands Corp	4,104,065
38,471		Marriott International, Inc (Class A)	2,866,090
198,903		McDonald’s Corp	18,386,593
6,519	*	MGM Mirage	126,990
17,445	*	Norwegian Cruise Line Holdings Ltd	763,393
5,065	*	Panera Bread Co (Class A)	870,471
40,125	*	Restaurant Brands International, Inc	1,552,035
15,936		SeaWorld Entertainment, Inc	279,039
32,640		Service Corp International	738,643
5,772	*	ServiceMaster Global Holdings, Inc	163,117
14,577		Six Flags Entertainment Corp	626,228
150,926		Starbucks Corp	13,210,553
16,362		Starwood Hotels & Resorts Worldwide, Inc	1,177,573
24,998		Wyndham Worldwide Corp	2,094,582
16,214		Wynn Resorts Ltd	2,398,861
88,592		Yum! Brands, Inc	6,403,430
		TOTAL CONSUMER SERVICES	66,045,950

DIVERSIFIED FINANCIALS - 2.7%
11,161	*	Affiliated Managers Group, Inc	2,293,809
48,103	*	Ally Financial, Inc	900,007
181,774		American Express Co	14,667,344
13,153		Ameriprise Financial, Inc	1,643,336
5,757		Artisan Partners Asset Management, Inc	277,890
9,752		BlackRock, Inc	3,320,654
17,474		CBOE Holdings, Inc	1,126,549
36,306		Charles Schwab Corp	943,230
24,281		Eaton Vance Corp	977,310
13,639	e	Federated Investors, Inc (Class B)	431,129
65,568		Franklin Resources, Inc	3,378,719
9,802		IntercontinentalExchange Group, Inc	2,016,565
12,333		Invesco Ltd	452,991
50,015		iShares Russell 1000 Growth Index Fund	4,711,913
23,911		Lazard Ltd (Class A)	1,095,124
8,689		Legg Mason, Inc	481,718
10,764		Leucadia National Corp	244,020
16,735		LPL Financial Holdings, Inc	688,645
54,727		McGraw-Hill Financial, Inc	4,894,783
37,754		Moody’s Corp	3,448,073
10,325		MSCI, Inc (Class A)	555,692
6,755		NorthStar Asset Management Group, Inc	143,003
1,027		Santander Consumer USA Holdings, Inc	18,332
25,592		SEI Investments Co	1,028,031
30,129		SLM Corp	274,475
18,757	*	Synchrony Financial	578,841
52,789		T Rowe Price Group, Inc	4,155,550
47,062		TD Ameritrade Holding Corp	1,524,338
167

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

16,831		Waddell & Reed Financial, Inc (Class A)	$752,514
		TOTAL DIVERSIFIED FINANCIALS	57,024,585

ENERGY - 4.4%
7,078		Anadarko Petroleum Corp	578,626
10,626	*,e	Antero Resources Corp	368,191
2,983		Atwood Oceanics, Inc	85,254
7,000		Baker Hughes, Inc	405,930
83,005		Cabot Oil & Gas Corp	2,199,632
26,043	*	Cameron International Corp	1,166,206
47,801	*	Cheniere Energy, Inc	3,412,035
24,370		Chesapeake Energy Corp	467,417
2,098		Cimarex Energy Co	216,514
65,884	*	Cobalt International Energy, Inc	600,862
22,698	*	Concho Resources, Inc	2,516,073
17,461	*,e	Continental Resources, Inc	792,729
1,452	e	CVR Energy, Inc	55,641
15,735	*	Dresser-Rand Group, Inc	1,260,059
8,617	*	Dril-Quip, Inc	639,640
109,623		EOG Resources, Inc	9,759,736
27,306		EQT Corp	2,032,659
46,561	*	FMC Technologies, Inc	1,745,106
834		Frank’s International NV	13,653
14,820	*	Gulfport Energy Corp	570,422
169,566		Halliburton Co	6,780,944
12,841		Helmerich & Payne, Inc	764,810
7,295		Holly Corp	262,036
75,268		Kinder Morgan, Inc	3,089,751
21,279	*	Kosmos Energy LLC	186,617
13,774	*,e	Laredo Petroleum Holdings, Inc	135,123
37,240		Marathon Petroleum Corp	3,448,052
6,131	*	Memorial Resource Development Corp	117,409
7,723		Nabors Industries Ltd	88,892
6,957		National Oilwell Varco, Inc	378,669
51,145		Noble Energy, Inc	2,441,662
21,432	*	Oasis Petroleum, Inc	288,046
21,570		Oceaneering International, Inc	1,129,405
21,576		Oneok, Inc	949,991
14,991		Patterson-UTI Energy, Inc	257,246
5,037		PBF Energy, Inc	141,540
46,515		Phillips 66	3,270,935
28,701		Pioneer Natural Resources Co	4,320,361
5,360		Questar Market Resources, Inc	108,379
32,923		Range Resources Corp	1,523,347
10,115	*	Rice Energy, Inc	172,764
12,215		RPC, Inc	152,321
261,003		Schlumberger Ltd	21,504,037
21,872	e	Seadrill Ltd	234,905
2,926	*	Seventy Seven Energy, Inc	11,558
76,769	*	Southwestern Energy Co	1,903,103
13,821		St. Mary Land & Exploration Co	522,710
2,947		Superior Energy Services	58,940
168

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,455	e	Targa Resources Investments, Inc	$647,318
4,151		Teekay Corp	175,712
11,235		Tesoro Corp	918,237
10,353	*,e	Ultra Petroleum Corp	132,001
1,447	*	Unit Corp	43,092
25,092		Valero Energy Corp	1,326,865
12,387	*	Whiting Petroleum Corp	371,858
149,905		Williams Cos, Inc	6,574,833
4,000		World Fuel Services Corp	195,880
		TOTAL ENERGY	93,515,734

FOOD & STAPLES RETAILING - 1.9%
83,143		Costco Wholesale Corp	11,888,618
32,790		CVS Corp	3,218,666
102,192		Kroger Co	7,056,358
134,652	*	Rite Aid Corp	939,871
19,368	*,e	Sprouts Farmers Market, Inc	705,189
44,497		Sysco Corp	1,742,948
143,878		Walgreens Boots Alliance, Inc	10,611,002
32,331		Wal-Mart Stores, Inc	2,747,488
31,809		Whole Foods Market, Inc	1,657,090
		TOTAL FOOD & STAPLES RETAILING	40,567,230

FOOD, BEVERAGE & TOBACCO - 7.3%
378,034		Altria Group, Inc	20,073,605
12,516		Archer Daniels Midland Co	583,621
31,210		Brown-Forman Corp (Class B)	2,773,633
22,877		Campbell Soup Co	1,046,394
798,105		Coca-Cola Co	32,857,983
49,850		Coca-Cola Enterprises, Inc	2,098,685
29,856	*	Constellation Brands, Inc (Class A)	3,297,595
39,157		Dr Pepper Snapple Group, Inc	3,025,661
32,935		Flowers Foods, Inc	644,209
123,271		General Mills, Inc	6,469,262
18,076	*	Hain Celestial Group, Inc	953,871
30,266		Hershey Co	3,093,488
26,445		Hormel Foods Corp	1,354,513
1,988		Ingredion, Inc	160,312
47,010		Kellogg Co	3,082,916
28,398		Keurig Green Mountain, Inc	3,480,459
119,397		Kraft Foods Group, Inc	7,801,400
72,727		Lorillard, Inc	4,771,618
26,421		McCormick & Co, Inc	1,886,195
40,336		Mead Johnson Nutrition Co	3,972,693
28,876	*	Monster Beverage Corp	3,377,048
304,792		PepsiCo, Inc	28,583,394
185,244		Philip Morris International, Inc	14,863,979
1,481	e	Pilgrim’s Pride Corp	40,209
46,431		Reynolds American, Inc	3,154,986
3,529		Tyson Foods, Inc (Class A)	137,772
34,715	*	WhiteWave Foods Co (Class A)	1,144,554
		TOTAL FOOD, BEVERAGE & TOBACCO	154,730,055
169

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
21,277		Aetna, Inc	$1,953,654
15,904	*	Align Technology, Inc	843,707
11,524	*	Allscripts Healthcare Solutions, Inc	137,251
45,782		AmerisourceBergen Corp	4,351,579
7,526	*,e	athenahealth, Inc	1,051,457
15,044		Bard (C.R.), Inc	2,572,975
108,344		Baxter International, Inc	7,617,667
38,602		Becton Dickinson & Co	5,330,164
26,753	*	Boston Scientific Corp	396,212
34,001	*	Brookdale Senior Living, Inc	1,147,534
5,397		Cardinal Health, Inc	448,976
41,927	*	Catamaran Corp	2,092,577
11,425	*	Centene Corp	1,247,153
60,173	*	Cerner Corp	3,992,479
4,583		Cigna Corp	489,602
7,320		Cooper Cos, Inc	1,153,998
12,211	*	DaVita, Inc	916,558
8,458		Dentsply International, Inc	423,111
21,209	*	Edwards Lifesciences Corp	2,658,548
15,304	*	Envision Healthcare Holdings, Inc	526,152
127,411	*	Express Scripts Holding Co	10,283,342
8,702	*	Halyard Health, Inc	387,848
6,661	*	HCA Holdings, Inc	471,599
17,225	*	Henry Schein, Inc	2,378,256
665		Hill-Rom Holdings, Inc	31,760
15,606	*	Hologic, Inc	473,876
9,796	*	Idexx Laboratories, Inc	1,551,882
15,009	*	IMS Health Holdings, Inc	369,372
6,732	*	Intuitive Surgical, Inc	3,328,839
7,027	*	Laboratory Corp of America Holdings	806,559
46,049		McKesson Corp	9,792,320
2,383		Patterson Cos, Inc	119,364
13,059	*	Pediatrix Medical Group, Inc	886,576
7,274	*	Premier, Inc	236,405
28,142	e	Resmed, Inc	1,758,031
7,547	*	Sirona Dental Systems, Inc	680,890
36,730		St. Jude Medical, Inc	2,419,405
40,216		Stryker Corp	3,661,667
19,593	*	Tenet Healthcare Corp	828,392
3,783		Universal Health Services, Inc (Class B)	387,871
21,083	*	Varian Medical Systems, Inc	1,951,442
8,965	*,e	Veeva Systems, Inc	257,833
2,866		Zimmer Holdings, Inc	321,279
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	82,736,162

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
33,919		Avon Products, Inc	262,533
26,774		Church & Dwight Co, Inc	2,166,552
21,794		Clorox Co	2,325,638
164,029		Colgate-Palmolive Co	11,075,238
170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,897		Coty, Inc	$188,241
46,632		Estee Lauder Cos (Class A)	3,291,753
14,962	e	Herbalife Ltd	456,042
63,091		Kimberly-Clark Corp	6,811,304
11,890	e	Nu Skin Enterprises, Inc (Class A)	487,252
31,456		Procter & Gamble Co	2,651,426
4,261		Spectrum Brands, Inc	382,127
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	30,098,106

INSURANCE - 0.5%
2,408		American Financial Group, Inc	139,760
46,198		Aon plc	4,160,130
30,440		Arthur J. Gallagher & Co	1,352,449
2,245		Brown & Brown, Inc	69,258
5,157		Erie Indemnity Co (Class A)	446,906
74,463		Marsh & McLennan Cos, Inc	4,003,875
3,980		Reinsurance Group of America, Inc (Class A)	329,584
		TOTAL INSURANCE	10,501,962

MATERIALS - 4.0%
15,087		Airgas, Inc	1,699,400
6,804		Albemarle Corp	328,361
3,283		Aptargroup, Inc	207,190
5,697		Avery Dennison Corp	297,782
6,316	*	Axalta Coating Systems Ltd	162,132
28,006		Ball Corp	1,773,620
731		Cabot Corp	31,002
570		Carpenter Technology Corp	21,626
2,633		Celanese Corp (Series A)	141,550
6,590		Compass Minerals International, Inc	575,966
28,043	*	Crown Holdings, Inc	1,242,585
1,530		Cytec Industries, Inc	73,425
38,119		Dow Chemical Co	1,721,454
173,840		Du Pont (E.I.) de Nemours & Co	12,379,147
9,842		Eagle Materials, Inc	700,947
27,237		Eastman Chemical Co	1,930,831
53,487		Ecolab, Inc	5,550,346
26,191		FMC Corp	1,505,983
28,322		Huntsman Corp	621,951
16,005		International Flavors & Fragrances, Inc	1,698,291
12,914		International Paper Co	680,051
84,141		LyondellBasell Industries AF S.C.A	6,654,712
12,534		Martin Marietta Materials, Inc	1,350,413
97,443		Monsanto Co	11,496,325
1,811		NewMarket Corp	814,352
19,509	*	Owens-Illinois, Inc	455,535
19,287		Packaging Corp of America	1,462,919
18,624	*	Platform Specialty Products Corp	391,104
27,622		PPG Industries, Inc	6,156,391
58,862		Praxair, Inc	7,098,169
895	e	Rayonier Advanced Materials, Inc	15,322
24,583		RPM International, Inc	1,176,542
171

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,634		Scotts Miracle-Gro Co (Class A)	$547,655
42,948		Sealed Air Corp	1,739,394
17,441		Sherwin-Williams Co	4,731,220
11,229		Sigma-Aldrich Corp	1,544,212
8,597		Silgan Holdings, Inc	441,972
29,146	e	Southern Copper Corp (NY)	795,103
2,484		Tahoe Resources, Inc	33,907
464		TimkenSteel Corp	12,528
16,731		Valspar Corp	1,395,867
6,982		Westlake Chemical Corp	400,138
13,133	*	WR Grace & Co	1,138,368
		TOTAL MATERIALS	83,195,788

MEDIA - 5.1%
11,851	*	AMC Networks, Inc	790,462
40,727	e	Cablevision Systems Corp (Class A)	770,555
95,179		CBS Corp (Class B)	5,216,761
15,847	*	Charter Communications, Inc	2,394,719
22,538		Cinemark Holdings, Inc	837,738
3,828		Clear Channel Outdoor Holdings, Inc (Class A)	34,643
474,471		Comcast Corp (Class A)	25,215,761
93,825	*	DIRECTV	8,001,396
45,826	*	Discovery Communications, Inc (Class A)	1,328,267
46,614	*	Discovery Communications, Inc (Class C)	1,299,598
31,123	*	DISH Network Corp (Class A)	2,189,503
83,900		Interpublic Group of Cos, Inc	1,672,966
15,965		Lions Gate Entertainment Corp	458,675
14,707	*	Live Nation, Inc	349,585
4,143		Morningstar, Inc	275,882
51,816		Omnicom Group, Inc	3,772,205
4,932	e	Regal Entertainment Group (Class A)	104,361
21,793		Scripps Networks Interactive (Class A)	1,549,264
515,550	*	Sirius XM Holdings, Inc	1,830,203
17,571	*	Starz-Liberty Capital	518,696
55,955		Time Warner Cable, Inc	7,617,154
281,602		Twenty-First Century Fox, Inc	9,337,922
86,283		Viacom, Inc (Class B)	5,558,351
291,244		Walt Disney Co	26,491,554
		TOTAL MEDIA	107,616,221

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.7%
319,885		AbbVie, Inc	19,305,060
50,935	*	Actavis plc	13,576,215
9,481		Agilent Technologies, Inc	358,097
39,510	*	Alexion Pharmaceuticals, Inc	7,239,812
24,726	*	Alkermes plc	1,786,454
59,924		Allergan, Inc	13,138,936
11,339	*	Alnylam Pharmaceuticals, Inc	1,063,938
144,340		Amgen, Inc	21,977,208
47,738	*	Biogen Idec, Inc	18,577,720
31,387	*	BioMarin Pharmaceuticals, Inc	3,049,561
3,949		Bio-Techne Corp	367,336
172

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

119,454		Bristol-Myers Squibb Co	$7,199,493
22,891	*	Bruker BioSciences Corp	431,724
161,118	*	Celgene Corp	19,198,821
4,732	*	Charles River Laboratories International, Inc	328,164
10,696	*	Covance, Inc	1,136,022
32,672	*	Endo International plc	2,601,018
307,916	*	Gilead Sciences, Inc	32,278,834
27,961	*	Illumina, Inc	5,457,708
28,922	*	Incyte Corp	2,305,373
2,573	*,e	Intercept Pharmaceuticals, Inc	517,250
12,049	*	Jazz Pharmaceuticals plc	2,040,378
89,144		Johnson & Johnson	8,926,880
16,352	*	Mallinckrodt plc	1,733,148
15,244	*	Medivation, Inc	1,658,852
82,419		Merck & Co, Inc	4,968,217
5,957	*	Mettler-Toledo International, Inc	1,810,630
74,965	*	Mylan Laboratories, Inc	3,984,390
13,120	*,e	Myriad Genetics, Inc	490,950
3,789	*	PerkinElmer, Inc	173,195
6,188		Perrigo Co plc	938,967
12,136	*	Pharmacyclics, Inc	2,047,950
5,757	*	Quintiles Transnational Holdings, Inc	348,299
15,817	*	Regeneron Pharmaceuticals, Inc	6,590,311
12,702	*	Salix Pharmaceuticals Ltd	1,710,578
20,716	*,e	Seattle Genetics, Inc	645,511
32,098		Thermo Electron Corp	4,018,991
9,704	*	United Therapeutics Corp	1,369,526
47,539	*	Vertex Pharmaceuticals, Inc	5,235,945
2,941	*,e	VWR Corp	71,055
16,415	*	Waters Corp	1,954,206
100,611		Zoetis Inc	4,299,108
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	226,911,831

REAL ESTATE - 2.3%
79,231		American Tower Corp	7,681,445
16,258		Apartment Investment & Management Co (Class A)	648,044
3,595		Boston Properties, Inc	498,986
55,984	*	CBRE Group, Inc	1,810,523
3,598		Columbia Property Trust, Inc	88,043
67,091		Crown Castle International Corp	5,804,042
11,950		Equity Lifestyle Properties, Inc	654,023
23,374		Extra Space Storage, Inc	1,542,684
9,135		Federal Realty Investment Trust	1,313,339
3,502		Gaming and Leisure Properties, Inc	114,270
34,601		Health Care REIT, Inc	2,835,552
2,438		Healthcare Trust of America, Inc	71,823
3,862	*	Howard Hughes Corp	504,493
33,358		Iron Mountain, Inc	1,328,983
2,283		Jones Lang LaSalle, Inc	335,784
15,437		Lamar Advertising Co	864,781
9,588		NorthStar Realty Finance Corp	181,309
9,395		Omega Healthcare Investors, Inc	412,065
173

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,725		Outfront Media, Inc	$48,904
16,770		Plum Creek Timber Co, Inc	746,600
26,819		Public Storage, Inc	5,386,328
2,685		Rayonier, Inc	78,805
12,142	*	Realogy Holdings Corp	564,603
46,485		Simon Property Group, Inc	9,234,710
12,712		Tanger Factory Outlet Centers, Inc	500,217
11,571		Taubman Centers, Inc	948,243
4,254	*	Urban Edge Properties	100,990
27,517		Ventas, Inc	2,196,132
8,509		Vornado Realty Trust	939,734
10,916		Weyerhaeuser Co	391,339
4,400		WP GLIMCHER, Inc	77,792
		TOTAL REAL ESTATE	47,904,586

RETAILING - 7.4%
2,081		Aaron’s, Inc	65,884
3,457	e	Abercrombie & Fitch Co (Class A)	88,223
14,913		Advance Auto Parts, Inc	2,371,167
75,534	*	Amazon.com, Inc	26,779,069
14,281	*	Autonation, Inc	851,433
6,539	*	AutoZone, Inc	3,903,521
16,089	*	Bed Bath & Beyond, Inc	1,202,975
17,306		Best Buy Co, Inc	609,171
3,405		Big Lots, Inc	156,324
1,044	*,e	Cabela’s, Inc	57,368
30,341	*	Carmax, Inc	1,884,176
12,028		Chico’s FAS, Inc	200,627
13,796		CST Brands, Inc	594,608
4,164		Dick’s Sporting Goods, Inc	215,071
3,344		Dillard’s, Inc (Class A)	379,878
47,985	*	Dollar General Corp	3,217,874
41,701	*	Dollar Tree, Inc	2,964,941
20,544		Expedia, Inc	1,765,346
18,202		Family Dollar Stores, Inc	1,385,172
4,094		Foot Locker, Inc	217,883
1,063	e	GameStop Corp (Class A)	37,471
50,282		Gap, Inc	2,071,116
28,752		Genuine Parts Co	2,672,211
18,108		GNC Holdings, Inc	802,909
93,843	*	Groupon, Inc	671,916
274,958		Home Depot, Inc	28,711,114
2,291		Kohl’s Corp	136,818
17,213		L Brands, Inc	1,456,736
48,497	*	Liberty Interactive Corp	1,326,878
14,275	*	Liberty TripAdvisor Holdings, Inc	341,743
28,210	*	Liberty Ventures	1,053,643
60,175	*	LKQ Corp	1,553,117
204,285		Lowe’s Companies, Inc	13,842,352
55,553		Macy’s, Inc	3,548,726
5,224	*	Michaels Cos, Inc	134,779
4,273	*	Murphy USA, Inc	298,298
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

12,050	*	NetFlix, Inc	$5,323,690
27,799		Nordstrom, Inc	2,118,284
21,189	*	O’Reilly Automotive, Inc	3,969,971
3,503		Penske Auto Group, Inc	169,370
19,591		Petsmart, Inc	1,600,683
10,397	*	Priceline.com, Inc	10,495,564
42,410		Ross Stores, Inc	3,889,421
23,284	*	Sally Beauty Holdings, Inc	723,667
5,320	*,e	Sears Holdings Corp	169,389
10,919		Signet Jewelers Ltd	1,322,400
12,840		Target Corp	945,152
22,626		Tiffany & Co	1,960,317
140,545		TJX Companies, Inc	9,267,537
27,901		Tractor Supply Co	2,264,724
22,172	*	TripAdvisor, Inc	1,485,746
12,906	*	Ulta Salon Cosmetics & Fragrance, Inc	1,702,818
16,525	*	Urban Outfitters, Inc	576,061
18,730		Williams-Sonoma, Inc	1,465,622
3,437	*,e	zulily, Inc	63,584
		TOTAL RETAILING	157,084,538

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
127,032	*,e	Advanced Micro Devices, Inc	326,472
22,851		Altera Corp	752,369
28,052		Analog Devices, Inc	1,461,650
162,455		Applied Materials, Inc	3,710,472
85,986	*	Atmel Corp	716,263
50,309		Avago Technologies Ltd	5,175,790
13,704	*,e	Cree, Inc	484,574
19,790	*,e	Freescale Semiconductor Holdings Ltd	635,061
84,507		Intel Corp	2,792,111
30,202		Kla-Tencor Corp	1,856,517
8,591		Lam Research Corp	656,696
48,193		Linear Technology Corp	2,165,794
52,300		Maxim Integrated Products, Inc	1,730,607
39,692	e	Microchip Technology, Inc	1,790,109
188,899	*	Micron Technology, Inc	5,528,129
17,606		Nvidia Corp	338,123
46,688	*	ON Semiconductor Corp	467,347
38,402		Skyworks Solutions, Inc	3,189,286
17,643	*	SunEdison, Inc	330,454
1,615	*,e	SunPower Corp	38,954
4,481		Teradyne, Inc	81,106
216,446		Texas Instruments, Inc	11,569,038
53,369		Xilinx, Inc	2,058,709
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	47,855,631

SOFTWARE & SERVICES - 17.0%
127,046		Accenture plc	10,675,675
64,625		Activision Blizzard, Inc	1,350,339
100,040	*	Adobe Systems, Inc	7,015,805
35,651	*	Akamai Technologies, Inc	2,073,284
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,771	*	Alliance Data Systems Corp	$3,399,818
4,716	*	Ansys, Inc	380,440
36,148	*	Autodesk, Inc	1,952,173
96,822		Automatic Data Processing, Inc	7,990,720
14,045		Booz Allen Hamilton Holding Co	408,850
25,108		Broadridge Financial Solutions, Inc	1,204,933
56,216	*	Cadence Design Systems, Inc	1,011,326
32,080		CDK Global, Inc	1,448,733
30,479	*	Citrix Systems, Inc	1,806,185
121,863	*	Cognizant Technology Solutions Corp (Class A)	6,596,444
2,001		Computer Sciences Corp	121,421
6,431	*	CoStar Group, Inc	1,186,584
5,171		DST Systems, Inc	500,036
255,201	*	eBay, Inc	13,525,653
47,951	*	Electronic Arts, Inc	2,630,592
10,628		Equinix, Inc	2,304,788
395,720	*	Facebook, Inc	30,039,105
8,695		Factset Research Systems, Inc	1,248,515
6,549		Fidelity National Information Services, Inc	408,854
13,865	*,e	FireEye, Inc	468,776
50,189	*	Fiserv, Inc	3,640,208
16,568	*	FleetCor Technologies, Inc	2,327,804
27,566	*	Fortinet, Inc	824,086
18,208	*	Gartner, Inc	1,533,478
3,102	*	Genpact Ltd	62,257
13,867		Global Payments, Inc	1,210,728
57,098	*	Google, Inc	30,520,023
56,431	*	Google, Inc (Class A)	30,334,484
17,675	*	HomeAway, Inc	450,536
6,302		IAC/InterActiveCorp	384,107
19,000	*	Informatica Corp	792,015
189,643		International Business Machines Corp	29,074,168
56,960		Intuit, Inc	4,945,267
17,235		Jack Henry & Associates, Inc	1,057,712
20,862	*	LinkedIn Corp	4,688,526
201,667		Mastercard, Inc (Class A)	16,542,744
1,073,919		Microsoft Corp	43,386,328
8,139	*,e	NetSuite, Inc	801,122
659,876		Oracle Corp	27,642,206
41,090	*	Pandora Media, Inc	682,094
58,377		Paychex, Inc	2,642,143
23,024	*	PTC, Inc	769,232
23,246	*	Rackspace Hosting, Inc	1,045,140
38,388	*	Red Hat, Inc	2,448,770
9,159		Sabre Corp	187,118
123,311	*	Salesforce.com, Inc	6,960,906
28,823	*	ServiceNow, Inc	2,101,197
12,654	*	SolarWinds, Inc	609,290
13,527		Solera Holdings, Inc	697,993
23,420	*	Splunk, Inc	1,209,643
7,511	*	Tableau Software, Inc	606,588
24,870	*	Teradata Corp	1,108,207
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

24,966		Total System Services, Inc	$883,047
103,626	*	Twitter, Inc	3,889,084
24,405	*	Vantiv, Inc	839,288
21,955	*	VeriFone Systems, Inc	689,167
22,634	*,e	VeriSign, Inc	1,233,100
100,711		Visa, Inc (Class A)	25,672,241
17,878	*	VMware, Inc (Class A)	1,378,394
106,965	e	Western Union Co	1,818,405
18,673	*	Workday, Inc	1,483,757
10,218	*,e	Yelp, Inc	536,138
6,128	*,e	Zillow, Inc	593,926
		TOTAL SOFTWARE & SERVICES	360,051,716

TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
22,312	*,e	3D Systems Corp	648,833
63,067		Amphenol Corp (Class A)	3,387,329
1,210,696	d	Apple, Inc	141,845,143
1,036	*,e	Arista Networks, Inc	65,392
24,805	*	ARRIS Group, Inc	650,387
4,979		Avnet, Inc	207,226
17,275		CDW Corp	591,841
12,204	*	CommScope Holding Co, Inc	342,993
59,156		Corning, Inc	1,406,138
12,653		Diebold, Inc	394,774
1,869	*	EchoStar Corp (Class A)	97,506
40,444		EMC Corp	1,048,713
15,003	*	F5 Networks, Inc	1,674,635
19,109		Flir Systems, Inc	577,092
3,872		Harris Corp	259,927
6,617	*,e	IPG Photonics Corp	493,893
20,228		Juniper Networks, Inc	459,782
5,005	*	Keysight Technologies, Inc	167,117
9,458		Motorola, Inc	590,274
21,155		National Instruments Corp	636,342
3,978	*	NCR Corp	101,041
23,050		NetApp, Inc	871,290
11,066	*	Palo Alto Networks, Inc	1,398,632
339,439		Qualcomm, Inc	21,201,360
31,158	*	Riverbed Technology, Inc	641,232
22,110		SanDisk Corp	1,678,370
5,677	*,e	Stratasys Ltd	451,265
51,576	*	Trimble Navigation Ltd	1,229,572
9,925	*	Zebra Technologies Corp (Class A)	828,341
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	183,946,440

TELECOMMUNICATION SERVICES - 2.1%
6,918		CenturyTel, Inc	257,142
55,241	*	Level 3 Communications, Inc	2,747,687
26,124	*	SBA Communications Corp (Class A)	3,048,671
830,217		Verizon Communications, Inc	37,949,219
115,346	e	Windstream Holdings, Inc	917,001
1,579	*	Zayo Group Holdings, Inc	43,817
		TOTAL TELECOMMUNICATION SERVICES	44,963,537
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 3.6%
25,214		Alaska Air Group, Inc	$1,711,274
755		Amerco, Inc	216,013
144,497		American Airlines Group, Inc	7,091,913
21,050	*	Avis Budget Group, Inc	1,206,375
29,312		CH Robinson Worldwide, Inc	2,087,601
5,241	e	Copa Holdings S.A. (Class A)	563,460
8,864		Delta Air Lines, Inc	419,356
40,395		Expeditors International of Washington, Inc	1,764,454
25,287		FedEx Corp	4,276,285
4,714	*	Genesee & Wyoming, Inc (Class A)	388,669
91,136	*	Hertz Global Holdings, Inc	1,870,111
18,736		J.B. Hunt Transport Services, Inc	1,491,573
16,750		Kansas City Southern Industries, Inc	1,844,007
11,250	*	Kirby Corp	815,513
9,676		Landstar System, Inc	620,038
12,704		Norfolk Southern Corp	1,295,427
12,518	*	Old Dominion Freight Line	877,762
123,935		Southwest Airlines Co	5,599,383
14,679	*	Spirit Airlines, Inc	1,088,301
75,152	*	UAL Corp	5,213,294
182,199		Union Pacific Corp	21,355,545
142,523		United Parcel Service, Inc (Class B)	14,086,973
		TOTAL TRANSPORTATION	75,883,327

UTILITIES - 0.1%
10,662	*	Calpine Corp	222,623
6,837		Dominion Resources, Inc	525,697
29,386		ITC Holdings Corp	1,250,080
		TOTAL UTILITIES	1,998,400

		TOTAL COMMON STOCKS	2,110,524,954
		(Cost $1,580,158,351)

SHORT-TERM INVESTMENTS - 1.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
32,123,950	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	32,123,950
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	32,123,950
		TOTAL SHORT-TERM INVESTMENTS	32,123,950
		(Cost $32,123,950)

		TOTAL INVESTMENTS - 101.3%	2,142,648,904
		(Cost $1,612,282,301)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(27,413,178)
		NET ASSETS - 100.0%	$2,115,235,726
178

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,068,702.
179

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.5%
1,126,920		Ford Motor Co	$16,576,993
465,196		General Motors Co	15,174,694
33,634		Gentex Corp	561,352
141,220		Johnson Controls, Inc	6,562,493
4,732		Lear Corp	474,856
31,952	*	TRW Automotive Holdings Corp	3,296,488
12,711	*	Visteon Corp	1,232,331
		TOTAL AUTOMOBILES & COMPONENTS	43,879,207

BANKS - 10.8%
44,360		Associated Banc-Corp	745,692
3,052,843		Bank of America Corp	46,250,572
16,295	e	Bank of Hawaii Corp	920,016
28,322		BankUnited	783,387
207,839		BB&T Corp	7,334,638
11,155		BOK Financial Corp	603,597
53,899		CIT Group, Inc	2,361,854
881,640		Citigroup, Inc	41,392,998
47,061		Citizens Financial Group, Inc	1,124,758
13,454		City National Corp	1,166,327
51,918		Comerica, Inc	2,154,597
25,534		Commerce Bancshares, Inc	1,021,360
17,674		Cullen/Frost Bankers, Inc	1,101,090
40,356		East West Bancorp, Inc	1,460,080
245,219		Fifth Third Bancorp	4,242,289
66,888		First Horizon National Corp	868,875
102,651		First Niagara Financial Group, Inc	833,526
39,940		First Republic Bank	2,033,745
53,467		Fulton Financial Corp	596,157
152,505		Hudson City Bancorp, Inc	1,367,970
236,988		Huntington Bancshares, Inc	2,374,620
1,098,743		JPMorgan Chase & Co	59,749,644
254,793		Keycorp	3,309,761
37,997	e	M&T Bank Corp	4,299,741
897	*,e	Nationstar Mortgage Holdings, Inc	23,062
128,401	e	New York Community Bancorp, Inc	1,983,795
29,397		PacWest Bancorp	1,256,869
90,332	e	People’s United Financial, Inc	1,270,971
154,843		PNC Financial Services Group, Inc	13,090,427
29,833	*	Popular, Inc	919,751
400,314		Regions Financial Corp	3,482,732
1,447	*	Signature Bank	169,487
154,389		SunTrust Banks, Inc	5,931,625
13,357	*	SVB Financial Group	1,508,005
180

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

40,753		Synovus Financial Corp	$1,050,205
46,155		TCF Financial Corp	678,478
21,130		TFS Financial Corp	296,243
498,385		US Bancorp	20,887,315
1,386,322		Wells Fargo & Co	71,977,838
58,478		Zions Bancorporation	1,401,133
		TOTAL BANKS	314,025,230

CAPITAL GOODS - 7.8%
11,684		A.O. Smith Corp	694,146
42,931	*	Aecom Technology Corp	1,091,306
27,215	e	AGCO Corp	1,179,498
27,461		Air Lease Corp	959,487
9,216		Alliant Techsystems, Inc	1,200,937
31,810		Babcock & Wilcox Co	866,186
18,477		Carlisle Cos, Inc	1,657,017
142,787		Caterpillar, Inc	11,418,676
8,708		Crane Co	530,753
134,857		Danaher Corp	11,109,520
77,821		Deere & Co	6,629,571
3,934		Donaldson Co, Inc	143,827
12,579		Dover Corp	881,033
138,362		Eaton Corp	8,729,259
51,274		Emerson Electric Co	2,919,542
54,751		Exelis, Inc	936,790
18,903		Fluor Corp	1,013,012
28,123		Fortune Brands Home & Security, Inc	1,259,629
13,395		GATX Corp	765,524
88,762		General Dynamics Corp	11,823,986
2,911,820		General Electric Co	69,563,380
14,261		Hubbell, Inc (Class B)	1,512,236
2,208		Huntington Ingalls	257,453
1,914		IDEX Corp	138,478
71,678		Ingersoll-Rand plc	4,759,419
20,619		ITT Corp	738,366
37,862	*	Jacobs Engineering Group, Inc	1,442,542
29,199		Joy Global, Inc	1,224,606
43,429		KBR, Inc	717,881
22,961		Kennametal, Inc	721,435
25,027		L-3 Communications Holdings, Inc	3,081,324
15,116		Lincoln Electric Holdings, Inc	1,026,528
16,786	*	MRC Global, Inc	181,457
13,621	*,e	Navistar International Corp	400,730
58,587		Northrop Grumman Corp	9,195,230
28,643	*,e	NOW, Inc	714,643
24,113		Oshkosh Truck Corp	1,033,242
34,261		Owens Corning, Inc	1,372,153
8,399		Paccar, Inc	504,864
20,094		Parker Hannifin Corp	2,340,147
52,356	e	Pentair plc	3,236,124
46,865	*	Quanta Services, Inc	1,240,985
90,816		Raytheon Co	9,086,141
181

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,929		Regal-Beloit Corp	$890,162
5,535		Rockwell Collins, Inc	473,907
15,770		Roper Industries, Inc	2,433,942
14,345		Snap-On, Inc	1,903,725
2,452	*	Spirit Aerosystems Holdings, Inc (Class A)	110,438
12,131		SPX Corp	1,013,788
40,216		Stanley Works	3,766,228
32,891		Terex Corp	739,390
80,682		Textron, Inc	3,433,826
21,815		Timken Co	829,188
11,164		Trinity Industries, Inc	295,511
11,604		Triumph Group, Inc	662,124
236,342		United Technologies Corp	27,127,335
7,043	e	Valmont Industries, Inc	846,005
3,543	*	Vectrus, Inc	98,637
1,978	*	Veritiv Corp	100,621
12,941	*,e	WESCO International, Inc	863,941
14,231		Xylem, Inc	485,277
		TOTAL CAPITAL GOODS	226,373,108

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
50,239	e	ADT Corp	1,728,222
5,716		Cintas Corp	449,849
4,516	*,e	Clean Harbors, Inc	213,697
33,191		Corrections Corp of America	1,305,070
19,094		Covanta Holding Corp	390,281
6,673		Dun & Bradstreet Corp	768,129
16,250		Equifax, Inc	1,372,475
24,027		KAR Auction Services, Inc	819,561
22,807		Manpower, Inc	1,662,174
20,697		Nielsen Holdings NV	901,561
30,969		Pitney Bowes, Inc	742,637
51,842		R.R. Donnelley & Sons Co	853,838
77,030		Republic Services, Inc	3,056,551
18,724		Towers Watson & Co	2,218,794
14,051		Tyco International plc	573,421
14,411		Waste Connections, Inc	622,844
121,231		Waste Management, Inc	6,234,910
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,914,014

CONSUMER DURABLES & APPAREL - 0.8%
84,052		DR Horton, Inc	2,060,955
35,487	*,e	Garmin Ltd	1,858,099
2,142	*,e	GoPro, Inc	106,565
5,118	e	Hasbro, Inc	281,081
38,451	*	Jarden Corp	1,846,417
20,323		Leggett & Platt, Inc	866,369
48,265		Lennar Corp (Class A)	2,167,581
63,049		Mattel, Inc	1,696,018
17,819	*	Mohawk Industries, Inc	2,940,848
32,373		Newell Rubbermaid, Inc	1,193,593
3,028		Phillips-Van Heusen Corp	333,867
182

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

109,214		Pulte Homes, Inc	$2,248,716
4,126		Ralph Lauren Corp	688,588
10,388	*	Taylor Morrison Home Corp	184,595
51,389	*	Toll Brothers, Inc	1,779,087
20,504		Whirlpool Corp	4,081,936
		TOTAL CONSUMER DURABLES & APPAREL	24,334,315

CONSUMER SERVICES - 0.8%
28,338	*	Apollo Group, Inc (Class A)	715,818
1,060		ARAMARK Holdings Corp	33,199
123,132		Carnival Corp	5,412,883
9,249		Choice Hotels International, Inc	531,355
38,340		Darden Restaurants, Inc	2,353,309
18,291		DeVry, Inc	775,721
1,010		Graham Holdings Co	944,673
11,182	*	Hyatt Hotels Corp	629,099
71,601		International Game Technology	1,211,489
7,856		Marriott International, Inc (Class A)	585,272
99,036	*	MGM Mirage	1,929,221
1,825	*	Norwegian Cruise Line Holdings Ltd	79,862
48,269		Royal Caribbean Cruises Ltd	3,646,723
13,128		Service Corp International	297,087
3,815	*	ServiceMaster Global Holdings, Inc	107,812
29,668		Starwood Hotels & Resorts Worldwide, Inc	2,135,206
79,523		Wendy’s	838,173
		TOTAL CONSUMER SERVICES	22,226,902

DIVERSIFIED FINANCIALS - 4.9%
8,515	*	Ally Financial, Inc	159,316
35,747		Ameriprise Financial, Inc	4,466,230
330,691		Bank of New York Mellon Corp	11,904,876
22,891		BlackRock, Inc	7,794,614
165,697		Capital One Financial Corp	12,130,677
272,502		Charles Schwab Corp	7,079,602
92,543		CME Group, Inc	7,893,918
135,299		Discover Financial Services	7,357,560
83,672	*	E*Trade Financial Corp	1,928,640
7,697	e	Federated Investors, Inc (Class B)	243,302
26,611	*	FNFV Group	329,976
20,861		Franklin Resources, Inc	1,074,967
129,801		Goldman Sachs Group, Inc	22,378,991
15,470		Interactive Brokers Group, Inc (Class A)	473,846
19,253		IntercontinentalExchange Group, Inc	3,960,920
106,356		Invesco Ltd	3,906,456
71,000	e	iShares Russell 1000 Value Index Fund	7,119,880
18,581		Legg Mason, Inc	1,030,131
88,785		Leucadia National Corp	2,012,756
445,246		Morgan Stanley	15,053,767
18,613		MSCI, Inc (Class A)	1,001,752
33,478		NASDAQ OMX Group, Inc	1,526,597
123,168		Navient Corp	2,431,336
68,618		Northern Trust Corp	4,486,245
183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

41,382		NorthStar Asset Management Group, Inc	$876,057
35,792		Raymond James Financial, Inc	1,883,375
23,090		Santander Consumer USA Holdings, Inc	412,157
2,126		SEI Investments Co	85,401
79,391		SLM Corp	723,252
124,865		State Street Corp	8,929,096
11,827	*	Synchrony Financial	364,981
10,905		TD Ameritrade Holding Corp	353,213
40,417		Voya Financial, Inc	1,576,667
		TOTAL DIVERSIFIED FINANCIALS	142,950,554

ENERGY - 11.1%
135,880		Anadarko Petroleum Corp	11,108,190
111,936		Apache Corp	7,003,835
15,065		Atwood Oceanics, Inc	430,558
116,105		Baker Hughes, Inc	6,732,929
97,081	*	California Resources Corp	497,055
21,102	*	Cameron International Corp	944,948
117,809		Chesapeake Energy Corp	2,259,577
552,637		Chevron Corp	56,661,872
22,066		Cimarex Energy Co	2,277,211
11,858	*	Cobalt International Energy, Inc	108,145
356,345		ConocoPhillips	22,442,608
66,274		Consol Energy, Inc	1,918,632
2,503	e	CVR Energy, Inc	95,915
101,808	e	Denbury Resources, Inc	702,475
118,425	*	Devon Energy Corp	7,137,475
19,660	e	Diamond Offshore Drilling, Inc	619,880
21,023		Energen Corp	1,333,279
11,484	*,e	EP Energy Corp	118,859
4,070		EQT Corp	302,971
1,246,715	d	Exxon Mobil Corp	108,987,825
9,270		Frank’s International NV	151,750
15,334	e	Golar LNG Ltd	434,872
4,887	*	Gulfport Energy Corp	188,101
8,811		Helmerich & Payne, Inc	524,783
80,574		Hess Corp	5,437,939
47,236		Holly Corp	1,696,717
285,554		Kinder Morgan, Inc	11,721,992
3,470	*,e	Laredo Petroleum Holdings, Inc	34,041
196,073		Marathon Oil Corp	5,215,542
18,616		Marathon Petroleum Corp	1,723,655
7,021	*	Memorial Resource Development Corp	134,452
51,631		Murphy Oil Corp	2,318,748
77,860		Nabors Industries Ltd	896,169
114,021		National Oilwell Varco, Inc	6,206,163
39,440	*	Newfield Exploration Co	1,174,523
29,722		Noble Energy, Inc	1,418,928
228,033		Occidental Petroleum Corp	18,242,640
13,328	*	Oil States International, Inc	547,381
28,362		Oneok, Inc	1,248,779
20,272		Patterson-UTI Energy, Inc	347,868
184

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,277		PBF Energy, Inc	$401,184
81,083	e	Peabody Energy Corp	505,147
96,872		Phillips 66	6,812,039
45,346		Questar Market Resources, Inc	916,896
1,083	*	Rice Energy, Inc	18,498
36,178		Rowan Cos plc	764,079
146,076	*,e	SandRidge Energy, Inc	205,967
72,345	e	Seadrill Ltd	776,985
8,678	*	Seventy Seven Energy, Inc	34,278
194,754		Spectra Energy Corp	6,512,574
43,268		Superior Energy Services	865,360
7,137		Teekay Corp	302,109
21,500		Tesoro Corp	1,757,195
14,463	e	Tidewater, Inc	423,187
32,628	*,e	Ultra Petroleum Corp	416,007
13,082	*	Unit Corp	389,582
117,809		Valero Energy Corp	6,229,740
31,772	*	Whiting Petroleum Corp	953,795
16,105		World Fuel Services Corp	788,662
60,366	*	WPX Energy, Inc	643,502
		TOTAL ENERGY	321,066,068

FOOD & STAPLES RETAILING - 2.7%
7,397		Costco Wholesale Corp	1,057,697
291,199		CVS Corp	28,584,094
93,741	*	Rite Aid Corp	654,312
106,189		Sysco Corp	4,159,423
68,662		Walgreens Boots Alliance, Inc	5,063,822
415,340		Wal-Mart Stores, Inc	35,295,593
60,121		Whole Foods Market, Inc	3,132,004
		TOTAL FOOD & STAPLES RETAILING	77,946,945

FOOD, BEVERAGE & TOBACCO - 2.2%
31,121		Altria Group, Inc	1,652,525
171,335		Archer Daniels Midland Co	7,989,351
42,712		Bunge Ltd	3,824,005
17,020		Campbell Soup Co	778,495
122,198		ConAgra Foods, Inc	4,329,475
3,209	*	Constellation Brands, Inc (Class A)	354,434
2,383	*	Hain Celestial Group, Inc	125,751
18,257		Ingredion, Inc	1,472,244
30,137		J.M. Smucker Co	3,108,632
6,701		Kellogg Co	439,452
39,521		Molson Coors Brewing Co (Class B)	3,000,829
491,078		Mondelez International, Inc	17,305,589
188,655		Philip Morris International, Inc	15,137,677
15,637	e	Pilgrim’s Pride Corp	424,545
15,633		Pinnacle Foods, Inc	562,319
21,944		Reynolds American, Inc	1,491,095
78,922		Tyson Foods, Inc (Class A)	3,081,115
		TOTAL FOOD, BEVERAGE & TOBACCO	65,077,533
185

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
436,055		Abbott Laboratories	$19,517,822
72,771		Aetna, Inc	6,681,833
33,514	*	Allscripts Healthcare Solutions, Inc	399,152
81,159		Anthem, Inc	10,953,219
347,221	*	Boston Scientific Corp	5,142,343
90,703		Cardinal Health, Inc	7,545,583
60,155	*	CareFusion Corp	3,567,191
71,799		Cigna Corp	7,670,287
33,359	*	Community Health Systems, Inc	1,570,208
4,033		Cooper Cos, Inc	635,802
33,577	*	DaVita, Inc	2,520,290
28,174		Dentsply International, Inc	1,409,404
28,843	*	Express Scripts Holding Co	2,327,919
2,197	*	Halyard Health, Inc	97,920
85,807	*	HCA Holdings, Inc	6,075,136
23,317	*	Health Net, Inc	1,263,082
15,508		Hill-Rom Holdings, Inc	740,662
46,865	*	Hologic, Inc	1,423,056
44,933		Humana, Inc	6,579,988
916	*	Intuitive Surgical, Inc	452,944
24,057	*	Inverness Medical Innovations, Inc	978,879
14,858	*	Laboratory Corp of America Holdings	1,705,401
12,784	*	LifePoint Hospitals, Inc	834,028
415,124		Medtronic plc	29,639,853
28,783		Omnicare, Inc	2,158,149
22,475		Patterson Cos, Inc	1,125,773
9,820	*	Pediatrix Medical Group, Inc	666,680
42,004		Quest Diagnostics, Inc	2,985,224
6,280	*	Sirona Dental Systems, Inc	566,582
29,076		St. Jude Medical, Inc	1,915,236
39,420		Stryker Corp	3,589,191
11,955		Teleflex, Inc	1,309,790
284,455		UnitedHealth Group, Inc	30,223,344
20,049		Universal Health Services, Inc (Class B)	2,055,624
25,666	*	VCA Antech, Inc	1,337,199
44,982		Zimmer Holdings, Inc	5,042,482
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	172,707,276

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
75,617		Avon Products, Inc	585,276
6,392		Clorox Co	682,090
28,257		Colgate-Palmolive Co	1,907,913
3,470		Coty, Inc	65,999
17,785		Energizer Holdings, Inc	2,276,658
18,838		Kimberly-Clark Corp	2,033,750
740,962		Procter & Gamble Co	62,455,687
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	70,007,373

INSURANCE - 8.2%
98,081		ACE Ltd	10,588,825
131,819		Aflac, Inc	7,524,229
186

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,781	*	Alleghany Corp	$2,113,632
28,114		Allied World Assurance Co Holdings Ltd	1,087,168
125,983		Allstate Corp	8,792,354
17,801		American Financial Group, Inc	1,033,170
420,357		American International Group, Inc	20,542,847
2,366		American National Insurance Co	246,159
19,974		Aon plc	1,798,659
38,667	*	Arch Capital Group Ltd	2,241,526
2,435		Arthur J. Gallagher & Co	108,187
18,392		Aspen Insurance Holdings Ltd	796,741
20,665		Assurant, Inc	1,312,434
48,874		Assured Guaranty Ltd	1,193,503
30,481		Axis Capital Holdings Ltd	1,551,483
531,433	*	Berkshire Hathaway, Inc (Class B)	76,478,523
33,016		Brown & Brown, Inc	1,018,544
71,019		Chubb Corp	6,952,760
47,480		Cincinnati Financial Corp	2,398,215
8,097		CNA Financial Corp	315,459
12,747		Endurance Specialty Holdings Ltd	779,097
13,204		Everest Re Group Ltd	2,262,901
80,367		FNF Group	2,820,882
135,634	*	Genworth Financial, Inc (Class A)	946,725
12,663		Hanover Insurance Group, Inc	873,747
130,653		Hartford Financial Services Group, Inc	5,082,402
28,808		HCC Insurance Holdings, Inc	1,536,619
75,922		Lincoln National Corp	3,794,582
93,665		Loews Corp	3,583,623
4,067	*	Markel Corp	2,779,225
52,024		Marsh & McLennan Cos, Inc	2,797,330
42,261	*	MBIA, Inc	338,933
7,974		Mercury General Corp	455,714
271,878		Metlife, Inc	12,642,327
76,026		Old Republic International Corp	1,067,405
14,666		PartnerRe Ltd	1,677,790
85,282		Principal Financial Group	4,002,284
16,933		ProAssurance Corp	751,317
171,621		Progressive Corp	4,453,565
22,741		Protective Life Corp	1,590,733
133,544		Prudential Financial, Inc	10,133,319
14,286		Reinsurance Group of America, Inc (Class A)	1,183,024
11,334		RenaissanceRe Holdings Ltd	1,083,870
12,633		Stancorp Financial Group, Inc	783,751
38,705		Torchmark Corp	1,937,959
100,886		Travelers Cos, Inc	10,373,099
74,354		UnumProvident Corp	2,309,435
26,336		Validus Holdings Ltd	1,044,222
29,119		W.R. Berkley Corp	1,426,540
1,780		White Mountains Insurance Group Ltd	1,147,352
79,024		XL Capital Ltd	2,725,538
		TOTAL INSURANCE	236,479,728
187

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.1%
61,619		Air Products & Chemicals, Inc	$8,972,343
23,137		Albemarle Corp	1,116,592
340,342		Alcoa, Inc	5,326,352
32,037		Allegheny Technologies, Inc	914,016
14,731		Aptargroup, Inc	929,673
19,926		Ashland, Inc	2,361,629
17,925		Avery Dennison Corp	936,940
9,061	*	Axalta Coating Systems Ltd	232,596
28,918		Bemis Co, Inc	1,281,067
17,281		Cabot Corp	732,887
14,876		Carpenter Technology Corp	564,395
41,368		Celanese Corp (Series A)	2,223,944
15,107		CF Industries Holdings, Inc	4,613,376
28,023	e	Cliffs Natural Resources, Inc	179,908
18,152		Cytec Industries, Inc	871,114
18,387		Domtar Corp	704,222
293,656		Dow Chemical Co	13,261,505
14,855		Du Pont (E.I.) de Nemours & Co	1,057,825
3,729		Eastman Chemical Co	264,349
301,072		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,061,020
8,942		Greif, Inc (Class A)	341,584
16,934		Huntsman Corp	371,871
106,216		International Paper Co	5,593,335
48,634		MeadWestvaco Corp	2,445,317
97,089		Mosaic Co	4,727,263
144,928		Newmont Mining Corp	3,644,939
92,504		Nucor Corp	4,037,800
19,523	*	Owens-Illinois, Inc	455,862
10,855	e	Rayonier Advanced Materials, Inc	185,838
22,389		Reliance Steel & Aluminum Co	1,172,512
41,755		Rock-Tenn Co (Class A)	2,709,899
18,742		Royal Gold, Inc	1,358,045
2,317		RPM International, Inc	110,892
18,682		Sigma-Aldrich Corp	2,569,149
29,436		Sonoco Products Co	1,301,071
69,049		Steel Dynamics, Inc	1,176,595
21,924		Tahoe Resources, Inc	299,263
11,384		TimkenSteel Corp	307,368
42,071	e	United States Steel Corp	1,028,215
37,969		Vulcan Materials Co	2,677,194
1,777		Westlake Chemical Corp	101,840
2,968	*	WR Grace & Co	257,266
		TOTAL MATERIALS	88,478,871

MEDIA - 1.8%
14,661		CBS Corp (Class B)	803,569
7,593		Clear Channel Outdoor Holdings, Inc (Class A)	68,717
63,629		Comcast Corp (Class A)	3,381,563
16,420	*	DISH Network Corp (Class A)	1,155,147
22,069	*,e	DreamWorks Animation SKG, Inc (Class A)	412,028
64,972		Gannett Co, Inc	2,014,782
12,578		John Wiley & Sons, Inc (Class A)	779,333
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,643	*,e	Liberty Broadband Corp (Class A)	$295,414
21,651	*	Liberty Broadband Corp (Class C)	961,304
29,046	*	Liberty Media Corp	989,016
54,181	*	Liberty Media Corp (Class C)	1,848,656
21,254	*	Live Nation, Inc	505,208
17,820	*	Madison Square Garden, Inc	1,349,865
143,543	*	News Corp	2,137,355
17,826	e	Regal Entertainment Group (Class A)	377,198
3,801	*	Starz-Liberty Capital	112,206
103,144		Thomson Corp	3,960,730
256,082		Time Warner, Inc	19,956,470
145,393		Twenty-First Century Fox, Inc	4,821,232
81,441		Walt Disney Co	7,407,873
		TOTAL MEDIA	53,337,666

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
82,429		Agilent Technologies, Inc	3,113,343
6,242	*	Alkermes plc	450,984
3,030	*	Alnylam Pharmaceuticals, Inc	284,305
11,483		Amgen, Inc	1,748,402
5,831	*	Bio-Rad Laboratories, Inc (Class A)	667,475
5,356		Bio-Techne Corp	498,215
309,428		Bristol-Myers Squibb Co	18,649,226
7,235	*	Charles River Laboratories International, Inc	501,747
1,558	*	Covance, Inc	165,475
285,654		Eli Lilly & Co	20,567,088
48,278	*	Hospira, Inc	3,062,274
692,449		Johnson & Johnson	69,341,843
9,042	*	Mallinckrodt plc	958,362
729,708		Merck & Co, Inc	43,986,798
2,827	*,e	Myriad Genetics, Inc	105,786
26,196	*	PerkinElmer, Inc	1,197,419
31,619		Perrigo Co plc	4,797,867
1,852,153		Pfizer, Inc	57,879,781
67,294	*,e	Qiagen NV (NASDAQ)	1,543,051
8,525	*	Quintiles Transnational Holdings, Inc	515,763
69,110		Thermo Electron Corp	8,653,263
3,450	*,e	VWR Corp	83,352
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	238,771,819

REAL ESTATE - 5.4%
20,512		Alexandria Real Estate Equities, Inc	2,000,330
30,547		American Campus Communities, Inc	1,342,846
103,764		American Capital Agency Corp	2,236,114
44,120		American Homes 4 Rent	736,363
229,310	*	American Realty Capital Properties, Inc	2,124,557
273,763		Annaly Capital Management, Inc	2,890,937
18,201		Apartment Investment & Management Co (Class A)	725,492
37,604		AvalonBay Communities, Inc	6,505,116
56,054		BioMed Realty Trust, Inc	1,370,520
38,961		Boston Properties, Inc	5,407,787
52,881		Brandywine Realty Trust	878,353
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,581		Brixmor Property Group, Inc	$422,245
24,820		Camden Property Trust	1,912,381
48,368		CBL & Associates Properties, Inc	997,348
300,262		Chimera Investment Corp	942,823
30,140		Columbia Property Trust, Inc	737,526
27,239		Corporate Office Properties Trust	817,170
87,268		DDR Corp	1,710,453
39,377		Digital Realty Trust, Inc	2,872,158
41,137		Douglas Emmett, Inc	1,171,582
95,275		Duke Realty Corp	2,079,853
37,899	*	Equity Commonwealth	998,639
6,278		Equity Lifestyle Properties, Inc	343,595
104,877		Equity Residential	8,139,504
18,145		Essex Property Trust, Inc	4,101,677
6,589		Federal Realty Investment Trust	947,301
48,092	*	Forest City Enterprises, Inc (Class A)	1,178,254
21,320		Gaming and Leisure Properties, Inc	695,672
164,691		General Growth Properties, Inc	4,970,374
133,102		HCP, Inc	6,294,394
44,524		Health Care REIT, Inc	3,648,742
29,813		Healthcare Trust of America, Inc	878,291
16,755		Home Properties, Inc	1,181,227
43,442		Hospitality Properties Trust	1,415,775
219,436		Host Marriott Corp	5,022,890
6,025	*	Howard Hughes Corp	787,046
6,171		Iron Mountain, Inc	245,853
9,416		Jones Lang LaSalle, Inc	1,384,905
23,869		Kilroy Realty Corp	1,769,886
118,460		Kimco Realty Corp	3,275,419
42,415		Liberty Property Trust	1,709,325
45,476		Macerich Co	3,911,391
109,093		MFA Mortgage Investments, Inc	855,289
21,700		Mid-America Apartment Communities, Inc	1,721,244
41,330		National Retail Properties, Inc	1,770,577
49,340		NorthStar Realty Finance Corp	933,019
24,295		Omega Healthcare Investors, Inc	1,065,579
36,708		Outfront Media, Inc	1,040,672
49,328	*	Paramount Group, Inc	954,497
44,961		Piedmont Office Realty Trust, Inc	878,088
26,467		Plum Creek Timber Co, Inc	1,178,311
15,626		Post Properties, Inc	949,280
145,244		Prologis, Inc	6,556,314
3,466		Public Storage, Inc	696,111
32,567		Rayonier, Inc	955,841
23,921	*	Realogy Holdings Corp	1,112,327
64,336		Realty Income Corp	3,494,088
26,399		Regency Centers Corp	1,809,915
67,677		Retail Properties of America, Inc	1,197,206
58,968		Senior Housing Properties Trust	1,373,365
22,893		Simon Property Group, Inc	4,547,923
27,402		SL Green Realty Corp	3,452,652
115,813		Spirit Realty Capital, Inc	1,489,355
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

64,827		Starwood Property Trust, Inc	$1,551,310
9,498		Tanger Factory Outlet Centers, Inc	373,746
1,300		Taubman Centers, Inc	106,535
107,801		Two Harbors Investment Corp	1,112,506
73,330		UDR, Inc	2,438,956
21,889	*	Urban Edge Properties	519,645
53,402		Ventas, Inc	4,262,014
42,056		Vornado Realty Trust	4,644,665
35,210		Weingarten Realty Investors	1,319,671
136,334		Weyerhaeuser Co	4,887,574
30,861		WP Carey, Inc	2,216,128
46,547		WP GLIMCHER, Inc	822,951
		TOTAL REAL ESTATE	155,069,468

RETAILING - 1.6%
15,549		Aaron’s, Inc	492,281
18,332	e	Abercrombie & Fitch Co (Class A)	467,833
38,506	*	Ascena Retail Group, Inc	445,129
30,820	*	Bed Bath & Beyond, Inc	2,304,411
58,358		Best Buy Co, Inc	2,054,202
11,761		Big Lots, Inc	539,947
12,940	*,e	Cabela’s, Inc	711,053
19,861	*	Carmax, Inc	1,233,368
25,595		Chico’s FAS, Inc	426,925
3,146		CST Brands, Inc	135,593
23,227		Dick’s Sporting Goods, Inc	1,199,674
2,276		Dillard’s, Inc (Class A)	258,554
21,202	*	Dollar General Corp	1,421,806
21,576		DSW, Inc (Class A)	767,243
1,850		Family Dollar Stores, Inc	140,785
36,159		Foot Locker, Inc	1,924,382
30,595	e	GameStop Corp (Class A)	1,078,474
2,903		Genuine Parts Co	269,805
89,223	*,e	JC Penney Co, Inc	648,651
56,932		Kohl’s Corp	3,399,979
45,140		L Brands, Inc	3,820,198
70,521	*	Liberty Interactive Corp	1,929,455
23,779		Macy’s, Inc	1,519,002
3,866	*	Michaels Cos, Inc	99,743
7,289	*	Murphy USA, Inc	508,845
6,860		Penske Auto Group, Inc	331,681
12,325	*	Sally Beauty Holdings, Inc	383,061
2,458	*	Sears Holdings Corp	78,263
7,321		Signet Jewelers Ltd	886,646
187,875		Staples, Inc	3,203,269
165,325		Target Corp	12,169,573
8,894	*	Urban Outfitters, Inc	310,045
		TOTAL RETAILING	45,159,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
56,531		Altera Corp	1,861,283
49,512		Analog Devices, Inc	2,579,823
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

116,333		Applied Materials, Inc	$2,657,046
155,369		Broadcom Corp (Class A)	6,593,083
16,550	*,e	Cree, Inc	585,208
21,709	*	First Solar, Inc	918,725
2,953	*,e	Freescale Semiconductor Holdings Ltd	94,762
1,322,361		Intel Corp	43,690,807
4,130		Kla-Tencor Corp	253,871
34,622		Lam Research Corp	2,646,506
117,838		Marvell Technology Group Ltd	1,825,311
6,141		Maxim Integrated Products, Inc	203,206
38,016	*	Micron Technology, Inc	1,112,538
135,010		Nvidia Corp	2,592,867
62,554	*	ON Semiconductor Corp	626,165
53,023	*	SunEdison, Inc	993,121
12,812	*,e	SunPower Corp	309,025
52,659		Teradyne, Inc	953,128
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	70,496,475

SOFTWARE & SERVICES - 2.9%
48,561		Activision Blizzard, Inc	1,014,682
45,803		Amdocs Ltd	2,206,789
20,541	*	Ansys, Inc	1,657,042
23,239	*	AOL, Inc	1,005,087
13,691	*	Autodesk, Inc	739,382
1,578		Booz Allen Hamilton Holding Co	45,936
92,138		CA, Inc	2,791,781
4,578	*	Citrix Systems, Inc	271,292
39,469		Computer Sciences Corp	2,394,979
1,363		DST Systems, Inc	131,802
21,308	*	Electronic Arts, Inc	1,168,957
73,174		Fidelity National Information Services, Inc	4,568,253
4,791	*,e	FireEye, Inc	161,984
26,640	*	First American Corp	884,448
39,817	*	Genpact Ltd	799,127
2,320	*	HomeAway, Inc	59,137
12,795		IAC/InterActiveCorp	779,855
3,315	*	Informatica Corp	138,186
18,372		Leidos Holdings, Inc	760,601
846,610		Microsoft Corp	34,203,044
76,771	*	Nuance Communications, Inc	1,055,217
11,875		Paychex, Inc	537,463
28,170	*	Rovi Corp	651,009
200,622		Symantec Corp	4,969,407
44,889	*	Synopsys, Inc	1,929,778
9,567	*	Teradata Corp	426,306
10,971		Total System Services, Inc	388,044
338,019		Xerox Corp	4,451,710
274,910	*	Yahoo!, Inc	12,093,291
211,497	*	Zynga, Inc	541,432
		TOTAL SOFTWARE & SERVICES	82,826,021
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
585	*,e	Arista Networks, Inc	$36,925
28,715	*	Arrow Electronics, Inc	1,580,474
31,998		Avnet, Inc	1,331,757
13,163		AVX Corp	170,198
125,420		Brocade Communications Systems, Inc	1,394,670
1,486,943		Cisco Systems, Inc	39,203,252
291,547		Corning, Inc	6,930,072
13,580		Dolby Laboratories, Inc (Class A)	526,904
9,504	*	EchoStar Corp (Class A)	495,824
535,304		EMC Corp	13,880,433
12,045		Flir Systems, Inc	363,759
24,226		Harris Corp	1,626,291
549,957		Hewlett-Packard Co	19,869,947
44,731	*	Ingram Micro, Inc (Class A)	1,126,327
58,869		Jabil Circuit, Inc	1,213,290
67,308	*	JDS Uniphase Corp	817,792
104,448		Juniper Networks, Inc	2,374,103
41,478	*	Keysight Technologies, Inc	1,384,950
24,825	*,e	Knowles Corp	526,538
18,075		Lexmark International, Inc (Class A)	721,373
44,715		Motorola, Inc	2,790,663
44,033	*	NCR Corp	1,118,438
57,451		NetApp, Inc	2,171,648
34,475		SanDisk Corp	2,616,997
6,404	*,e	Stratasys Ltd	509,054
10,806	*	Tech Data Corp	617,023
40,018		Vishay Intertechnology, Inc	545,045
64,528		Western Digital Corp	6,274,058
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	112,217,805

TELECOMMUNICATION SERVICES - 2.1%
1,506,934		AT&T, Inc	49,608,267
156,474		CenturyTel, Inc	5,816,139
291,010	e	Frontier Communications Corp	1,954,132
211,202	*,e	Sprint Corp	908,169
25,305		Telephone & Data Systems, Inc	588,341
77,458		T-Mobile US, Inc	2,337,682
3,815		US Cellular Corp	132,724
12,555	e	Windstream Holdings, Inc	99,812
5,210	*	Zayo Group Holdings, Inc	144,578
		TOTAL TELECOMMUNICATION SERVICES	61,589,844

TRANSPORTATION - 1.4%
3,717		Alaska Air Group, Inc	252,273
1,052		Amerco, Inc	300,988
16,639		Con-Way, Inc	681,700
2,251		Copa Holdings S.A. (Class A)	242,005
291,574		CSX Corp	9,709,414
233,111		Delta Air Lines, Inc	11,028,481
48,859		FedEx Corp	8,262,545
7,964	*	Genesee & Wyoming, Inc (Class A)	656,632
7,367		Kansas City Southern Industries, Inc	811,033
193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

70,845		Norfolk Southern Corp	$7,224,065
15,333		Ryder System, Inc	1,269,419
22,019		Southwest Airlines Co	994,819
		TOTAL TRANSPORTATION	41,433,374

UTILITIES - 6.8%
209,673		AES Corp	2,562,204
34,418		AGL Resources, Inc	1,940,487
32,189		Alliant Energy Corp	2,208,487
70,436		Ameren Corp	3,189,342
141,588		American Electric Power Co, Inc	8,893,142
51,619		American Water Works Co, Inc	2,897,891
50,638		Aqua America, Inc	1,369,758
29,067		Atmos Energy Corp	1,654,203
102,585	*	Calpine Corp	2,141,975
123,800		Centerpoint Energy, Inc	2,858,542
80,618		CMS Energy Corp	3,041,717
85,099		Consolidated Edison, Inc	5,895,659
158,539		Dominion Resources, Inc	12,190,064
51,257		DTE Energy Co	4,595,703
205,409		Duke Energy Corp	17,899,340
94,322		Edison International	6,428,044
52,068		Entergy Corp	4,556,471
249,200		Exelon Corp	8,981,168
121,771		FirstEnergy Corp	4,911,024
43,909		Great Plains Energy, Inc	1,298,389
29,307		Hawaiian Electric Industries, Inc	1,005,230
23,204		Integrys Energy Group, Inc	1,881,844
2,018		ITC Holdings Corp	85,846
55,301		MDU Resources Group, Inc	1,250,356
24,108		National Fuel Gas Co	1,529,170
126,550		NextEra Energy, Inc	13,824,322
91,284		NiSource, Inc	3,948,946
91,708		Northeast Utilities	5,097,131
98,472		NRG Energy, Inc	2,428,319
57,016		OGE Energy Corp	2,005,823
72,371		Pepco Holdings, Inc	1,986,584
134,804		PG&E Corp	7,927,823
33,916		Pinnacle West Capital Corp	2,380,225
192,884		PPL Corp	6,847,382
146,625		Public Service Enterprise Group, Inc	6,257,955
51,304		Questar Corp	1,331,339
40,606		SCANA Corp	2,589,445
71,215		Sempra Energy	7,970,383
258,832		Southern Co	13,127,959
67,680		TECO Energy, Inc	1,443,614
49,884		UGI Corp	1,845,209
23,776		Vectren Corp	1,139,346
37,228		Westar Energy, Inc	1,590,380
65,052	e	Wisconsin Energy Corp	3,627,950
145,466		Xcel Energy, Inc	5,459,339
		TOTAL UTILITIES	198,095,530

		TOTAL COMMON STOCKS	2,888,465,002
		(Cost $2,549,100,101)
194

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
37,254,004	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$37,254,004
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	37,254,004
		TOTAL SHORT-TERM INVESTMENTS	37,254,004
		(Cost $37,254,004)

		TOTAL INVESTMENTS - 100.9%	2,925,719,006
		(Cost $2,586,354,105)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(27,169,108)
		NET ASSETS - 100.0%	$2,898,549,898

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,063,808.
195

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
33,433		BorgWarner, Inc	$1,805,716
43,538		Delphi Automotive plc	2,992,367
566,339		Ford Motor Co	8,330,847
198,529		General Motors Co	6,476,016
41,255		Goodyear Tire & Rubber Co	1,000,021
31,492		Harley-Davidson, Inc	1,943,057
97,205		Johnson Controls, Inc	4,517,116
		TOTAL AUTOMOBILES & COMPONENTS	27,065,140

BANKS - 5.6%
1,547,326		Bank of America Corp	23,441,989
105,613		BB&T Corp	3,727,083
444,904		Citigroup, Inc	20,888,243
26,680		Comerica, Inc	1,107,220
122,241		Fifth Third Bancorp	2,114,769
70,086		Hudson City Bancorp, Inc	628,671
119,778		Huntington Bancshares, Inc	1,200,176
549,202		JPMorgan Chase & Co	29,865,605
126,888		Keycorp	1,648,275
19,510	e	M&T Bank Corp	2,207,752
46,013	e	People’s United Financial, Inc	647,403
77,413		PNC Financial Services Group, Inc	6,544,495
203,026		Regions Financial Corp	1,766,326
76,620		SunTrust Banks, Inc	2,943,740
262,335		US Bancorp	10,994,460
693,774		Wells Fargo & Co	36,020,746
30,571		Zions Bancorporation	732,481
		TOTAL BANKS	146,479,434

CAPITAL GOODS - 7.5%
94,403		3M Co	15,321,607
14,368		Allegion plc	776,016
36,143		Ametek, Inc	1,731,250
97,347		Boeing Co	14,151,333
88,998		Caterpillar, Inc	7,117,170
24,648		Cummins, Inc	3,437,410
89,892		Danaher Corp	7,405,303
52,394		Deere & Co	4,463,445
24,279		Dover Corp	1,700,501
69,110		Eaton Corp	4,360,150
101,561		Emerson Electric Co	5,782,883
39,856	e	Fastenal Co	1,769,606
20,387		Flowserve Corp	1,110,888
22,314		Fluor Corp	1,195,807
196

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

46,242		General Dynamics Corp	$6,159,897
1,475,119		General Electric Co	35,240,593
115,385		Honeywell International, Inc	11,280,038
52,835		Illinois Tool Works, Inc	4,918,410
38,717		Ingersoll-Rand plc	2,570,809
19,915	*	Jacobs Engineering Group, Inc	758,761
15,139		Joy Global, Inc	634,930
12,544		L-3 Communications Holdings, Inc	1,544,417
39,409		Lockheed Martin Corp	7,423,473
53,187		Masco Corp	1,321,165
29,700		Northrop Grumman Corp	4,661,415
52,489		Paccar, Inc	3,155,114
15,811		Pall Corp	1,529,872
22,078		Parker Hannifin Corp	2,571,204
27,725	e	Pentair plc	1,713,682
20,922		Precision Castparts Corp	4,186,492
31,645	*	Quanta Services, Inc	837,960
45,347		Raytheon Co	4,536,967
19,953		Rockwell Automation, Inc	2,173,281
19,643		Rockwell Collins, Inc	1,681,834
14,761		Roper Industries, Inc	2,278,213
8,577		Snap-On, Inc	1,138,254
22,831		Stanley Works	2,138,123
40,984		Textron, Inc	1,744,279
14,563	*	United Rentals, Inc	1,206,545
124,449		United Technologies Corp	14,284,256
8,966		W.W. Grainger, Inc	2,114,541
26,898		Xylem, Inc	917,222
		TOTAL CAPITAL GOODS	195,045,116

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
26,347	e	ADT Corp	906,337
14,353		Cintas Corp	1,129,581
5,572		Dun & Bradstreet Corp	641,393
17,794		Equifax, Inc	1,502,881
47,598		Nielsen Holdings NV	2,073,369
30,436		Pitney Bowes, Inc	729,855
36,616		Republic Services, Inc	1,452,923
20,205		Robert Half International, Inc	1,173,102
12,565	*	Stericycle, Inc	1,649,659
61,818		Tyco International plc	2,522,793
62,337		Waste Management, Inc	3,205,992
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,987,885

CONSUMER DURABLES & APPAREL - 1.4%
40,932		Coach, Inc	1,522,261
49,020		DR Horton, Inc	1,201,970
6,577	*	Fossil Group, Inc	643,231
18,318	*,e	Garmin Ltd	959,131
10,130		Harman International Industries, Inc	1,313,152
17,010	e	Hasbro, Inc	934,189
20,800		Leggett & Platt, Inc	886,704
197

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

25,915		Lennar Corp (Class A)	$1,163,843
49,096		Mattel, Inc	1,320,682
30,099	*	Michael Kors Holdings Ltd	2,130,708
8,856	*	Mohawk Industries, Inc	1,461,594
39,974		Newell Rubbermaid, Inc	1,473,841
102,341		Nike, Inc (Class B)	9,440,957
12,096		Phillips-Van Heusen Corp	1,333,705
48,613		Pulte Homes, Inc	1,000,942
8,914		Ralph Lauren Corp	1,487,658
24,741	*	Under Armour, Inc (Class A)	1,783,331
50,777		VF Corp	3,522,401
11,427		Whirlpool Corp	2,274,887
		TOTAL CONSUMER DURABLES & APPAREL	35,855,187

CONSUMER SERVICES - 1.8%
65,958		Carnival Corp	2,899,514
4,569	*	Chipotle Mexican Grill, Inc (Class A)	3,243,259
19,618		Darden Restaurants, Inc	1,204,153
40,958		H&R Block, Inc	1,404,040
30,900		Marriott International, Inc (Class A)	2,302,050
143,419		McDonald’s Corp	13,257,652
24,741		Royal Caribbean Cruises Ltd	1,869,183
109,766		Starbucks Corp	9,607,818
26,524		Starwood Hotels & Resorts Worldwide, Inc	1,908,932
18,104		Wyndham Worldwide Corp	1,516,934
12,084		Wynn Resorts Ltd	1,787,828
63,684		Yum! Brands, Inc	4,603,079
		TOTAL CONSUMER SERVICES	45,604,442

DIVERSIFIED FINANCIALS - 3.7%
8,238	*	Affiliated Managers Group, Inc	1,693,074
131,182		American Express Co	10,585,075
26,470		Ameriprise Financial, Inc	3,307,162
166,271		Bank of New York Mellon Corp	5,985,756
18,740		BlackRock, Inc	6,381,157
82,108		Capital One Financial Corp	6,011,127
168,056		Charles Schwab Corp	4,366,095
46,702		CME Group, Inc	3,983,681
66,364		Discover Financial Services	3,608,874
42,672	*	E*Trade Financial Corp	983,590
57,596		Franklin Resources, Inc	2,967,922
59,537		Goldman Sachs Group, Inc	10,264,774
16,535		IntercontinentalExchange Group, Inc	3,401,745
63,501		Invesco Ltd	2,332,392
15,345		Legg Mason, Inc	850,727
46,797		Leucadia National Corp	1,060,888
40,072		McGraw-Hill Financial, Inc	3,584,040
26,890		Moody’s Corp	2,455,864
224,153		Morgan Stanley	7,578,613
17,448		NASDAQ OMX Group, Inc	795,629
59,689		Navient Corp	1,178,261
32,461		Northern Trust Corp	2,122,300
198

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

24,000	e	SPDR Trust Series 1	$4,787,280
61,146		State Street Corp	4,372,550
38,181		T Rowe Price Group, Inc	3,005,608
		TOTAL DIVERSIFIED FINANCIALS	97,664,184

ENERGY - 8.3%
74,801		Anadarko Petroleum Corp	6,114,982
55,393		Apache Corp	3,465,940
63,944		Baker Hughes, Inc	3,708,113
60,756		Cabot Oil & Gas Corp	1,610,034
28,968	*	Cameron International Corp	1,297,187
77,082		Chesapeake Energy Corp	1,478,433
277,608		Chevron Corp	28,463,148
12,695		Cimarex Energy Co	1,310,124
180,966		ConocoPhillips	11,397,239
34,382		Consol Energy, Inc	995,359
53,714	e	Denbury Resources, Inc	370,627
56,269	*	Devon Energy Corp	3,391,333
10,037	e	Diamond Offshore Drilling, Inc	316,467
34,619		Ensco plc	970,717
80,674		EOG Resources, Inc	7,182,406
21,950		EQT Corp	1,633,958
623,037		Exxon Mobil Corp	54,465,895
34,463	*	FMC Technologies, Inc	1,291,673
124,996		Halliburton Co	4,998,590
15,488		Helmerich & Payne, Inc	922,465
37,098		Hess Corp	2,503,744
249,626		Kinder Morgan, Inc	10,247,147
99,764		Marathon Oil Corp	2,653,722
41,047		Marathon Petroleum Corp	3,800,542
24,717		Murphy Oil Corp	1,110,040
43,095		Nabors Industries Ltd	496,023
63,049		National Oilwell Varco, Inc	3,431,757
20,334	*	Newfield Exploration Co	605,547
37,328	e	Noble Corp plc	605,460
52,814		Noble Energy, Inc	2,521,340
113,614		Occidental Petroleum Corp	9,089,120
30,490		Oneok, Inc	1,342,475
81,126		Phillips 66	5,704,780
21,923		Pioneer Natural Resources Co	3,300,069
25,333		Questar Market Resources, Inc	512,233
24,854		Range Resources Corp	1,149,995
189,070		Schlumberger Ltd	15,577,477
56,993	*	Southwestern Energy Co	1,412,856
97,911		Spectra Energy Corp	3,274,144
18,494		Tesoro Corp	1,511,515
51,109	e	Transocean Ltd (NYSE)	833,077
76,815		Valero Energy Corp	4,061,977
98,507		Williams Cos, Inc	4,320,517
		TOTAL ENERGY	215,450,247
199

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.5%
64,332		Costco Wholesale Corp	$9,198,833
168,523		CVS Corp	16,542,218
72,129		Kroger Co	4,980,507
86,793		Sysco Corp	3,399,682
128,026		Walgreens Boots Alliance, Inc	9,441,917
232,569		Wal-Mart Stores, Inc	19,763,713
53,123		Whole Foods Market, Inc	2,767,443
		TOTAL FOOD & STAPLES RETAILING	66,094,313

FOOD, BEVERAGE & TOBACCO - 5.3%
291,152		Altria Group, Inc	15,460,171
94,735		Archer Daniels Midland Co	4,417,493
22,935		Brown-Forman Corp (Class B)	2,038,234
26,284		Campbell Soup Co	1,202,230
579,289		Coca-Cola Co	23,849,328
31,933		Coca-Cola Enterprises, Inc	1,344,379
62,233		ConAgra Foods, Inc	2,204,915
24,796	*	Constellation Brands, Inc (Class A)	2,738,718
28,627		Dr Pepper Snapple Group, Inc	2,212,008
88,786		General Mills, Inc	4,659,489
21,694		Hershey Co	2,217,344
19,895		Hormel Foods Corp	1,019,022
14,952		J.M. Smucker Co	1,542,299
36,928		Kellogg Co	2,421,738
17,796		Keurig Green Mountain, Inc	2,181,078
86,268		Kraft Foods Group, Inc	5,636,751
52,663		Lorillard, Inc	3,455,219
18,988		McCormick & Co, Inc	1,355,553
29,477		Mead Johnson Nutrition Co	2,903,190
23,202		Molson Coors Brewing Co (Class B)	1,761,728
246,856		Mondelez International, Inc	8,699,205
21,166	*	Monster Beverage Corp	2,475,364
220,370		PepsiCo, Inc	20,666,299
228,529		Philip Morris International, Inc	18,337,167
44,908		Reynolds American, Inc	3,051,499
43,122		Tyson Foods, Inc (Class A)	1,683,483
		TOTAL FOOD, BEVERAGE & TOBACCO	139,533,904

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
221,418		Abbott Laboratories	9,910,670
51,212		Aetna, Inc	4,702,286
30,726		AmerisourceBergen Corp	2,920,506
39,672		Anthem, Inc	5,354,133
10,943		Bard (C.R.), Inc	1,871,581
80,080		Baxter International, Inc	5,630,425
28,135		Becton Dickinson & Co	3,884,881
194,079	*	Boston Scientific Corp	2,874,310
48,654		Cardinal Health, Inc	4,047,526
30,210	*	CareFusion Corp	1,791,453
44,932	*	Cerner Corp	2,981,238
38,340		Cigna Corp	4,095,862
25,388	*	DaVita, Inc	1,905,623
200

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

21,240		Dentsply International, Inc	$1,062,531
15,762	*	Edwards Lifesciences Corp	1,975,767
108,242	*	Express Scripts Holding Co	8,736,212
44,555	*	HCA Holdings, Inc	3,154,494
22,639		Humana, Inc	3,315,255
5,351	*	Intuitive Surgical, Inc	2,645,963
12,475	*	Laboratory Corp of America Holdings	1,431,881
34,223		McKesson Corp	7,277,521
208,218		Medtronic plc	14,866,765
13,336		Patterson Cos, Inc	668,000
21,204		Quest Diagnostics, Inc	1,506,968
41,815		St. Jude Medical, Inc	2,754,354
44,240		Stryker Corp	4,028,052
14,341	*	Tenet Healthcare Corp	606,337
141,391		UnitedHealth Group, Inc	15,022,794
13,337		Universal Health Services, Inc (Class B)	1,367,443
14,673	*	Varian Medical Systems, Inc	1,358,133
25,134		Zimmer Holdings, Inc	2,817,521
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	126,566,485

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
63,009		Avon Products, Inc	487,690
19,132		Clorox Co	2,041,576
126,394		Colgate-Palmolive Co	8,534,123
32,800		Estee Lauder Cos (Class A)	2,315,352
54,466		Kimberly-Clark Corp	5,880,149
397,690		Procter & Gamble Co	33,521,290
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	52,780,180

INSURANCE - 4.1%
49,024		ACE Ltd	5,292,631
66,067		Aflac, Inc	3,771,104
61,151		Allstate Corp	4,267,728
205,254		American International Group, Inc	10,030,763
41,804		Aon plc	3,764,450
10,864		Assurant, Inc	689,973
267,897	*	Berkshire Hathaway, Inc (Class B)	38,553,057
34,598		Chubb Corp	3,387,144
22,072		Cincinnati Financial Corp	1,114,857
68,790	*	Genworth Financial, Inc (Class A)	480,154
63,761		Hartford Financial Services Group, Inc	2,480,303
38,575		Lincoln National Corp	1,927,978
44,203		Loews Corp	1,691,207
78,832		Marsh & McLennan Cos, Inc	4,238,797
166,433		Metlife, Inc	7,739,135
39,911		Principal Financial Group	1,873,023
79,224		Progressive Corp	2,055,863
67,343		Prudential Financial, Inc	5,109,987
19,371		Torchmark Corp	969,906
48,907		Travelers Cos, Inc	5,028,618
37,039		UnumProvident Corp	1,150,431
38,478		XL Capital Ltd	1,327,106
		TOTAL INSURANCE	106,944,215
201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.2%
28,002		Air Products & Chemicals, Inc	$4,077,371
9,909		Airgas, Inc	1,116,150
174,749		Alcoa, Inc	2,734,822
16,829		Allegheny Technologies, Inc	480,131
13,734		Avery Dennison Corp	717,876
19,335		Ball Corp	1,224,486
7,350		CF Industries Holdings, Inc	2,244,543
162,301		Dow Chemical Co	7,329,513
133,125		Du Pont (E.I.) de Nemours & Co	9,479,831
21,809		Eastman Chemical Co	1,546,040
39,706		Ecolab, Inc	4,120,292
19,775		FMC Corp	1,137,062
153,778		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,585,008
11,919		International Flavors & Fragrances, Inc	1,264,725
62,227		International Paper Co	3,276,874
60,969		LyondellBasell Industries AF S.C.A	4,822,038
9,376		Martin Marietta Materials, Inc	1,010,170
23,759		MeadWestvaco Corp	1,194,603
71,174		Monsanto Co	8,397,109
46,339		Mosaic Co	2,256,246
73,795		Newmont Mining Corp	1,855,944
46,221		Nucor Corp	2,017,547
24,293	*	Owens-Illinois, Inc	567,242
20,171		PPG Industries, Inc	4,495,712
42,504		Praxair, Inc	5,125,557
30,233		Sealed Air Corp	1,224,436
12,053		Sherwin-Williams Co	3,269,617
17,609		Sigma-Aldrich Corp	2,421,590
19,378		Vulcan Materials Co	1,366,343
		TOTAL MATERIALS	83,358,878

MEDIA - 3.4%
33,057	e	Cablevision Systems Corp (Class A)	625,438
69,364		CBS Corp (Class B)	3,801,841
379,350		Comcast Corp (Class A)	20,160,556
74,173	*	DIRECTV	6,325,473
22,772	*	Discovery Communications, Inc (Class A)	660,046
39,861	*	Discovery Communications, Inc (Class C)	1,111,325
31,919		Gannett Co, Inc	989,808
62,202		Interpublic Group of Cos, Inc	1,240,308
74,248	*	News Corp	1,105,553
36,487		Omnicom Group, Inc	2,656,254
14,810		Scripps Networks Interactive (Class A)	1,052,843
41,401		Time Warner Cable, Inc	5,635,918
123,158		Time Warner, Inc	9,597,703
273,470		Twenty-First Century Fox, Inc	9,068,265
54,414		Viacom, Inc (Class B)	3,505,350
229,305		Walt Disney Co	20,857,583
		TOTAL MEDIA	88,394,264
202

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
234,731		AbbVie, Inc	$14,166,016
39,075	*	Actavis plc	10,415,050
48,976		Agilent Technologies, Inc	1,849,823
29,308	*	Alexion Pharmaceuticals, Inc	5,370,398
43,927		Allergan, Inc	9,631,434
112,034		Amgen, Inc	17,058,297
34,804	*	Biogen Idec, Inc	13,544,325
244,373		Bristol-Myers Squibb Co	14,728,361
117,677	*	Celgene Corp	14,022,391
144,465		Eli Lilly & Co	10,401,480
24,065	*	Endo International plc	1,915,815
221,554	*	Gilead Sciences, Inc	23,225,506
24,837	*	Hospira, Inc	1,575,411
411,335		Johnson & Johnson	41,191,087
16,932	*	Mallinckrodt plc	1,794,623
419,026		Merck & Co, Inc	25,258,887
54,978	*	Mylan Laboratories, Inc	2,922,081
17,444	*	PerkinElmer, Inc	797,365
20,654		Perrigo Co plc	3,134,038
927,410		Pfizer, Inc	28,981,562
10,840	*	Regeneron Pharmaceuticals, Inc	4,516,594
58,495		Thermo Electron Corp	7,324,159
35,390	*	Vertex Pharmaceuticals, Inc	3,897,854
12,353	*	Waters Corp	1,470,625
73,242		Zoetis Inc	3,129,631
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	262,322,813

REAL ESTATE - 2.6%
58,140		American Tower Corp	5,636,673
22,417		Apartment Investment & Management Co (Class A)	893,542
19,491		AvalonBay Communities, Inc	3,371,748
22,485		Boston Properties, Inc	3,120,918
41,279	*	CBRE Group, Inc	1,334,963
49,400		Crown Castle International Corp	4,273,594
52,889		Equity Residential	4,104,715
9,427		Essex Property Trust, Inc	2,130,973
90,677		General Growth Properties, Inc	2,736,632
67,568		HCP, Inc	3,195,291
48,148		Health Care REIT, Inc	3,945,729
111,225		Host Marriott Corp	2,545,940
27,170		Iron Mountain, Inc	1,082,453
60,727		Kimco Realty Corp	1,679,102
20,768		Macerich Co	1,786,256
25,697		Plum Creek Timber Co, Inc	1,144,030
73,579		Prologis, Inc	3,321,356
21,261		Public Storage, Inc	4,270,059
45,834		Simon Property Group, Inc	9,105,382
47,230		Ventas, Inc	3,769,426
25,694		Vornado Realty Trust	2,837,645
77,089		Weyerhaeuser Co	2,763,641
		TOTAL REAL ESTATE	69,050,068
203

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.5%
55,921	*	Amazon.com, Inc	$19,825,672
11,283	*	Autonation, Inc	672,692
4,692	*	AutoZone, Inc	2,800,936
27,332	*	Bed Bath & Beyond, Inc	2,043,614
43,066		Best Buy Co, Inc	1,515,923
31,558	*	Carmax, Inc	1,959,752
44,851	*	Dollar General Corp	3,007,708
30,470	*	Dollar Tree, Inc	2,166,417
14,777		Expedia, Inc	1,269,788
14,228		Family Dollar Stores, Inc	1,082,751
16,075	e	GameStop Corp (Class A)	566,644
38,500		Gap, Inc	1,585,815
22,368		Genuine Parts Co	2,078,882
193,493		Home Depot, Inc	20,204,539
29,719		Kohl’s Corp	1,774,819
36,204		L Brands, Inc	3,063,944
142,677		Lowe’s Companies, Inc	9,667,794
50,711		Macy’s, Inc	3,239,419
8,900	*	NetFlix, Inc	3,932,020
20,684		Nordstrom, Inc	1,576,121
14,973	*	O’Reilly Automotive, Inc	2,805,341
14,831		Petsmart, Inc	1,211,767
7,697	*	Priceline.com, Inc	7,769,968
30,831		Ross Stores, Inc	2,827,511
94,001		Staples, Inc	1,602,717
93,499		Target Corp	6,882,461
16,394		Tiffany & Co	1,420,376
101,040		TJX Companies, Inc	6,662,578
19,950		Tractor Supply Co	1,619,341
16,437	*	TripAdvisor, Inc	1,101,443
15,719	*	Urban Outfitters, Inc	547,964
		TOTAL RETAILING	118,486,717

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
44,687		Altera Corp	1,471,320
45,913		Analog Devices, Inc	2,392,297
179,050		Applied Materials, Inc	4,089,502
37,306		Avago Technologies Ltd	3,838,041
78,765		Broadcom Corp (Class A)	3,342,393
11,952	*	First Solar, Inc	505,809
710,081		Intel Corp	23,461,076
24,343		Kla-Tencor Corp	1,496,364
23,488		Lam Research Corp	1,795,423
35,392		Linear Technology Corp	1,590,516
29,581	e	Microchip Technology, Inc	1,334,103
157,933	*	Micron Technology, Inc	4,621,909
76,128		Nvidia Corp	1,462,038
155,413		Texas Instruments, Inc	8,306,825
39,129		Xilinx, Inc	1,509,401
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	61,217,017
204

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 10.2%
92,069		Accenture plc	$7,736,558
69,533	*	Adobe Systems, Inc	4,876,349
26,474	*	Akamai Technologies, Inc	1,539,596
9,408	*	Alliance Data Systems Corp	2,717,313
33,396	*	Autodesk, Inc	1,803,551
70,677		Automatic Data Processing, Inc	5,832,973
47,073		CA, Inc	1,426,312
23,870	*	Citrix Systems, Inc	1,414,536
89,159	*	Cognizant Technology Solutions Corp (Class A)	4,826,177
20,557		Computer Sciences Corp	1,247,399
165,835	*	eBay, Inc	8,789,255
45,340	*	Electronic Arts, Inc	2,487,352
307,034	*	Facebook, Inc	23,306,951
41,693		Fidelity National Information Services, Inc	2,602,894
35,744	*	Fiserv, Inc	2,592,512
41,932	*	Google, Inc	22,413,493
41,971	*	Google, Inc (Class A)	22,561,511
135,331		International Business Machines Corp	20,747,595
41,882		Intuit, Inc	3,636,195
144,435		Mastercard, Inc (Class A)	11,848,003
1,212,845		Microsoft Corp	48,998,938
475,158		Oracle Corp	19,904,369
47,881		Paychex, Inc	2,167,094
27,547	*	Red Hat, Inc	1,757,223
86,441	*	Salesforce.com, Inc	4,879,595
100,656		Symantec Corp	2,493,249
23,139	*	Teradata Corp	1,031,074
24,738		Total System Services, Inc	874,983
16,592	*,e	VeriSign, Inc	903,932
71,934		Visa, Inc (Class A)	18,336,696
77,728	e	Western Union Co	1,321,376
158,531		Xerox Corp	2,087,853
129,455	*	Yahoo!, Inc	5,694,725
		TOTAL SOFTWARE & SERVICES	264,857,632

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
45,420		Amphenol Corp (Class A)	2,439,508
862,748		Apple, Inc	101,079,556
750,860		Cisco Systems, Inc	19,796,424
188,423		Corning, Inc	4,478,815
297,962		EMC Corp	7,726,155
10,847	*	F5 Networks, Inc	1,210,742
21,755		Flir Systems, Inc	657,001
15,687		Harris Corp	1,053,068
273,633		Hewlett-Packard Co	9,886,360
57,049		Juniper Networks, Inc	1,296,724
31,103		Motorola, Inc	1,941,138
46,048		NetApp, Inc	1,740,614
243,977		Qualcomm, Inc	15,238,803
205

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,243		SanDisk Corp	$2,447,566
48,058		Seagate Technology, Inc	2,712,394
59,776		TE Connectivity Ltd	3,968,529
32,233		Western Digital Corp	3,134,015
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	180,807,412

TELECOMMUNICATION SERVICES - 2.3%
763,626		AT&T, Inc	25,138,568
82,669		CenturyTel, Inc	3,072,807
149,812	e	Frontier Communications Corp	1,005,988
40,700	*	Level 3 Communications, Inc	2,024,418
609,975		Verizon Communications, Inc	27,881,957
91,258		Windstream Holdings, Inc	725,501
		TOTAL TELECOMMUNICATION SERVICES	59,849,239

TRANSPORTATION - 2.2%
21,732		CH Robinson Worldwide, Inc	1,547,753
146,249		CSX Corp	4,870,092
123,307		Delta Air Lines, Inc	5,833,654
28,890		Expeditors International of Washington, Inc	1,261,915
38,442		FedEx Corp	6,500,927
16,299		Kansas City Southern Industries, Inc	1,794,357
45,762		Norfolk Southern Corp	4,666,351
7,693		Ryder System, Inc	636,903
99,932		Southwest Airlines Co	4,514,928
130,835		Union Pacific Corp	15,335,170
102,769		United Parcel Service, Inc (Class B)	10,157,688
		TOTAL TRANSPORTATION	57,119,738

UTILITIES - 3.4%
96,566		AES Corp	1,180,036
17,647		AGL Resources, Inc	994,938
35,578		Ameren Corp	1,610,972
71,917		American Electric Power Co, Inc	4,517,107
62,601		Centerpoint Energy, Inc	1,445,457
40,619		CMS Energy Corp	1,532,555
43,215		Consolidated Edison, Inc	2,993,935
85,867		Dominion Resources, Inc	6,602,313
25,998		DTE Energy Co	2,330,981
104,315		Duke Energy Corp	9,090,009
47,838		Edison International	3,260,160
26,739		Entergy Corp	2,339,930
126,291		Exelon Corp	4,551,528
61,819		FirstEnergy Corp	2,493,160
12,108		Integrys Energy Group, Inc	981,959
64,194		NextEra Energy, Inc	7,012,552
46,397		NiSource, Inc	2,007,134
46,724		Northeast Utilities	2,596,920
50,576		NRG Energy, Inc	1,247,204
38,015		Pepco Holdings, Inc	1,043,512
69,186		PG&E Corp	4,068,829
16,482		Pinnacle West Capital Corp	1,156,707
206

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

97,060		PPL Corp	$3,445,630
74,119		Public Service Enterprise Group, Inc	3,163,399
20,962		SCANA Corp	1,336,747
34,223		Sempra Energy	3,830,238
132,835		Southern Co	6,737,391
36,293		TECO Energy, Inc	774,130
33,170	e	Wisconsin Energy Corp	1,849,891
72,195		Xcel Energy, Inc	2,709,478
		TOTAL UTILITIES	88,904,802

		TOTAL COMMON STOCKS	2,606,439,312
		(Cost $1,882,209,984)

SHORT-TERM INVESTMENTS - 0.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
19,253,535	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	19,253,535
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,253,535
		TOTAL SHORT-TERM INVESTMENTS	19,253,535
		(Cost $19,253,535)

		TOTAL INVESTMENTS - 100.6%	2,625,692,847
		(Cost $1,901,463,519)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(15,077,003)
		NET ASSETS - 100.0%	$2,610,615,844

Abbreviation(s):
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,634,772.
207

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.2%
63,804	*	American Axle & Manufacturing Holdings, Inc	$1,553,627
54,462		Cooper Tire & Rubber Co	1,894,733
12,253	*	Cooper-Standard Holding, Inc	640,219
159,265		Dana Holding Corp	3,323,861
25,149	*,e	Dorman Products, Inc	1,150,064
22,488		Drew Industries, Inc	1,130,697
29,030	*	Federal Mogul Corp (Class A)	392,776
9,053	*	Fox Factory Holding Corp	137,515
13,759	*	Fuel Systems Solutions, Inc	147,772
33,799	*	Gentherm, Inc	1,243,127
46,498	*	Modine Manufacturing Co	566,811
16,775	*	Motorcar Parts of America, Inc	438,163
29,000		Remy International, Inc	616,830
7,143	*	Shiloh Industries, Inc	87,359
32,064		Spartan Motors, Inc	167,053
18,844		Standard Motor Products, Inc	687,052
26,814	*	Stoneridge, Inc	338,393
3,596		Strattec Security Corp	226,548
22,475		Superior Industries International, Inc	410,169
57,420	*	Tenneco, Inc	2,952,536
19,596	*	Tower International, Inc	463,837
27,008		Winnebago Industries, Inc	537,189
		TOTAL AUTOMOBILES & COMPONENTS	19,106,331

BANKS - 9.0%
13,637		1st Source Corp	405,428
8,079		American National Bankshares, Inc	173,860
23,988		Ameris Bancorp	578,830
8,247	e	Ames National Corp	198,175
6,206	*	Anchor BanCorp Wisconsin, Inc	207,901
31,160		Apollo Residential Mortgage	487,654
11,202	e	Arrow Financial Corp	286,435
82,325		Astoria Financial Corp	1,006,835
28,260	e	Banc of California, Inc	289,665
6,376		Bancfirst Corp	367,640
28,088		Banco Latinoamericano de Exportaciones S.A. (Class E)	782,813
90,086		Bancorpsouth, Inc	1,788,207
47,368		Bank Mutual Corp	301,734
5,980		Bank of Kentucky Financial Corp	265,751
5,477		Bank of Marin Bancorp	268,428
74,209		Bank of the Ozarks, Inc	2,406,598
18,547		BankFinancial Corp	209,767
17,677		Banner Corp	713,797
75,647		BBCN Bancorp, Inc	979,629
208

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,909	*	BBX Capital Corp	$111,833
31,447	*	Beneficial Bancorp, Inc	339,313
23,361		Berkshire Hills Bancorp, Inc	581,689
26,535	*	Blue Hills Bancorp, Inc	352,650
19,705		BNC Bancorp	314,886
13,375	*,e	BofI Holding, Inc	1,128,315
76,097		Boston Private Financial Holdings, Inc	837,067
12,449		Bridge Bancorp, Inc	307,241
9,355	*	Bridge Capital Holdings	204,407
66,075		Brookline Bancorp, Inc	634,320
13,378		Bryn Mawr Bank Corp	389,969
3,033	*,e	C1 Financial, Inc	50,894
7,900		Camden National Corp	293,564
23,528	*	Capital Bank Financial Corp	574,554
10,709		Capital City Bank Group, Inc	160,635
133,702		Capitol Federal Financial	1,665,927
30,398		Cardinal Financial Corp	541,388
25,451	*	Cascade Bancorp	117,584
73,166		Cathay General Bancorp	1,747,936
33,816		Centerstate Banks of Florida, Inc	372,314
14,794		Central Pacific Financial Corp	310,378
3,258		Century Bancorp, Inc	126,345
16,030		Charter Financial Corp	179,536
32,131		Chemical Financial Corp	911,235
11,842		Citizens & Northern Corp	228,906
14,208	e	City Holding Co	601,425
23,234		Clifton Bancorp, Inc	308,083
13,729		CNB Financial Corp	233,393
35,823		CoBiz, Inc	390,471
53,533		Columbia Banking System, Inc	1,361,344
38,816		Community Bank System, Inc	1,305,382
13,786		Community Trust Bancorp, Inc	435,362
10,837	*	CommunityOne Bancorp	105,769
22,155		ConnectOne Bancorp, Inc	407,652
8,295	*,e	CU Bancorp	168,554
23,838	*	Customers Bancorp, Inc	468,417
102,629		CVB Financial Corp	1,499,410
30,663		Dime Community Bancshares	452,586
23,971	*	Eagle Bancorp, Inc	819,808
7,076		Enterprise Bancorp, Inc	144,704
19,421		Enterprise Financial Services Corp	371,135
9,396		ESB Financial Corp	157,007
42,225	*	Essent Group Ltd	987,643
85,622		EverBank Financial Corp	1,494,104
7,680	*,e	FCB Financial Holdings, Inc	173,491
9,895		Federal Agricultural Mortgage Corp (Class C)	272,607
16,594		Fidelity Southern Corp	253,722
13,204		Financial Institutions, Inc	290,884
18,733		First Bancorp (NC)	310,968
99,028	*	First Bancorp (Puerto Rico)	543,664
8,470		First Bancorp, Inc	140,433
69,328		First Busey Corp	427,060
209

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,202		First Business Financial Services, Inc	$140,152
9,056		First Citizens Bancshares, Inc (Class A)	2,210,117
89,428		First Commonwealth Financial Corp	705,587
15,815		First Community Bancshares, Inc	248,137
16,091		First Connecticut Bancorp	237,342
8,839		First Defiance Financial Corp	269,236
54,402		First Financial Bancorp	898,721
63,006	e	First Financial Bankshares, Inc	1,556,248
11,276		First Financial Corp	365,455
15,614		First Financial Northwest, Inc	187,212
17,219		First Interstate Bancsystem, Inc	411,534
34,674		First Merchants Corp	757,280
71,621		First Midwest Bancorp, Inc	1,102,963
13,876	*	First NBC Bank Holding Co	429,601
12,507		First of Long Island Corp	291,538
154,407		FirstMerit Corp	2,529,959
18,797	*	Flagstar Bancorp, Inc	267,105
28,546		Flushing Financial Corp	516,683
164,923		FNB Corp	1,979,076
11,568		Fox Chase Bancorp, Inc	187,864
12,538		German American Bancorp, Inc	351,064
71,918		Glacier Bancorp, Inc	1,601,614
9,949		Great Southern Bancorp, Inc	359,358
17,593	*	Great Western Bancorp, Inc	355,379
4,370	*	Green Bancorp, Inc	46,322
14,000		Guaranty Bancorp	187,320
29,360	*,e	Hampton Roads Bankshares, Inc	47,563
77,428		Hancock Holding Co	2,021,645
30,248		Hanmi Financial Corp	600,725
14,470		Heartland Financial USA, Inc	399,661
18,150		Heritage Commerce Corp	151,734
28,675		Heritage Financial Corp	445,036
21,368		Heritage Oaks Bancorp	164,106
71,320	*	Hilltop Holdings, Inc	1,294,458
52,380		Home Bancshares, Inc	1,551,496
67,545	e	Home Loan Servicing Solutions Ltd	814,593
13,054		HomeStreet, Inc	230,534
19,007	*	HomeTrust Bancshares, Inc	293,658
8,976		Horizon Bancorp	200,883
13,543		Hudson Valley Holding Corp	334,106
29,686		IBERIABANK Corp	1,621,152
20,524		Independent Bank Corp (MA)	776,423
21,819		Independent Bank Corp (MI)	268,374
8,666		Independent Bank Group, Inc	270,466
53,248		International Bancshares Corp	1,198,612
335,883		Investors Bancorp, Inc	3,698,072
12,681	*	Kearny Financial Corp	164,853
14,591	*	Ladder Capital Corp	273,727
35,992		Lakeland Bancorp, Inc	388,354
15,257		Lakeland Financial Corp	575,799
38,005	*	LegacyTexas Financial Group, Inc	753,259
5,995	*	LendingTree, Inc	246,874
210

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,759		Macatawa Bank Corp	$130,480
19,388		MainSource Financial Group, Inc	372,250
62,047		MB Financial, Inc	1,762,755
12,682		Mercantile Bank Corp	240,958
4,111		Merchants Bancshares, Inc	110,051
18,081	*	Meridian Bancorp, Inc	209,920
5,476		Meta Financial Group, Inc	183,282
316,125	*	MGIC Investment Corp	2,693,385
7,893		Midsouth Bancorp, Inc	110,028
6,649		MidWestOne Financial Group, Inc	186,305
39,105		National Bank Holdings Corp	721,487
6,624	e	National Bankshares, Inc	193,553
112,604		National Penn Bancshares, Inc	1,092,259
40,584		NBT Bancorp, Inc	933,838
32,037	*	NewBridge Bancorp	251,170
48,071	*,e	NMI Holdings, Inc	370,147
49,271		Northfield Bancorp, Inc	709,502
5,626		Northrim BanCorp, Inc	116,627
89,007		Northwest Bancshares, Inc	1,050,283
12,082		OceanFirst Financial Corp	195,728
42,843	e	OFG Bancorp	689,772
7,938		Old Line Bancshares, Inc	114,625
108,552		Old National Bancorp	1,455,682
4,359	*	Opus Bank	113,770
44,556		Oritani Financial Corp	628,685
17,062		Pacific Continental Corp	215,664
15,674	*	Pacific Premier Bancorp, Inc	232,916
3,918	e	Palmetto Bancshares, Inc	64,020
12,058	e	Park National Corp	969,584
41,895		Park Sterling Bank	280,696
11,453		Peapack Gladstone Financial Corp	204,207
4,955		Penns Woods Bancorp, Inc	220,052
13,626	*	Pennsylvania Commerce Bancorp, Inc	346,918
12,393	*	PennyMac Financial Services, Inc	223,322
10,656		Peoples Bancorp, Inc	243,490
7,171	e	Peoples Financial Services Corp	323,627
33,828		Pinnacle Financial Partners, Inc	1,215,778
11,131		Preferred Bank	290,630
66,827		PrivateBancorp, Inc	2,027,531
65,386		Prosperity Bancshares, Inc	2,994,025
57,548		Provident Financial Services, Inc	999,033
181,517	e	Radian Group, Inc	2,860,708
29,921		Renasant Corp	782,733
10,205		Republic Bancorp, Inc (Class A)	232,572
29,313	*,e	Republic First Bancorp, Inc	100,544
28,504		S&T Bancorp, Inc	783,575
24,229		Sandy Spring Bancorp, Inc	599,183
18,502	*	Seacoast Banking Corp of Florida	234,235
1,209		ServisFirst Bancshares, Inc	36,754
10,766		Sierra Bancorp	170,533
15,506		Simmons First National Corp (Class A)	580,235
22,932		South State Corp	1,369,270
211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,863	e	Southside Bancshares, Inc	$624,160
18,853		Southwest Bancorp, Inc	287,697
5,332	*	Square Financial, Inc	124,022
30,509		State Bank & Trust Co	557,094
79,567		Sterling Bancorp/DE	1,048,693
13,947		Stock Yards Bancorp, Inc	429,568
8,506		Stonegate Bank	236,382
13,635	*,e	Stonegate Mortgage Corp	137,168
11,040		Suffolk Bancorp	253,920
8,107	*	Sun Bancorp, Inc	148,358
177,062		Susquehanna Bancshares, Inc	2,232,752
21,809		Talmer Bancorp Inc	294,858
7,390		Territorial Bancorp, Inc	160,659
43,227	*	Texas Capital Bancshares, Inc	1,765,823
31,486	*	The Bancorp, Inc	268,261
13,382		Tompkins Trustco, Inc	686,095
40,410	e	TowneBank	586,349
21,150		Trico Bancshares	493,852
18,299	*	Tristate Capital Holdings, Inc	173,109
7,158	*,e	Triumph Bancorp, Inc	93,054
90,945		Trustco Bank Corp NY	584,776
63,930		Trustmark Corp	1,365,545
35,202		UMB Financial Corp	1,708,001
155,374		Umpqua Holdings Corp	2,409,851
43,758		Union Bankshares Corp	875,160
66,515	e	United Bankshares, Inc	2,248,872
47,032		United Community Banks, Inc	823,530
47,920		United Community Financial Corp	258,768
51,046		United Financial Bancorp, Inc (New)	635,012
15,335		Univest Corp of Pennsylvania	284,004
210,407	e	Valley National Bancorp	1,910,496
17,596	*	Walker & Dunlop, Inc	312,329
94,639		Washington Federal, Inc	1,879,531
14,276		Washington Trust Bancorp, Inc	522,787
32,757		Waterstone Financial, Inc	415,359
84,802		Webster Financial Corp	2,589,005
24,743		WesBanco, Inc	746,744
15,179		West Bancorporation, Inc	248,328
24,807	e	Westamerica Bancorporation	1,009,149
70,282	*	Western Alliance Bancorp	1,806,950
66,847		Wilshire Bancorp, Inc	608,308
43,468		Wintrust Financial Corp	1,889,554
8,471		WSFS Financial Corp	625,668
18,945	*	Yadkin Financial Corp	361,092
		TOTAL BANKS	145,265,211

CAPITAL GOODS - 7.9%
39,529		Aaon, Inc	862,127
37,645		AAR Corp	1,078,906
36,473	*	Accuride Corp	160,481
26,527		Aceto Corp	514,624
60,867		Actuant Corp (Class A)	1,406,636
212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,212		Advanced Drainage Systems, Inc	$353,452
36,704	*	Aegion Corp	562,305
18,090	*	Aerovironment, Inc	462,923
60,165		Aircastle Ltd	1,206,910
6,782		Alamo Group, Inc	305,529
26,779		Albany International Corp (Class A)	913,967
26,030		Altra Holdings, Inc	665,066
18,971	*	Ameresco, Inc	110,601
8,798	e	American Railcar Industries, Inc	441,660
7,186		American Science & Engineering, Inc	333,430
11,716	*	American Woodmark Corp	481,879
27,668		Apogee Enterprises, Inc	1,196,918
38,962		Applied Industrial Technologies, Inc	1,575,234
2,910	*,e	ARC Group Worldwide, Inc	22,378
11,894		Argan, Inc	361,697
93,085	*	ArvinMeritor, Inc	1,191,488
17,963		Astec Industries, Inc	638,764
17,552	*	Astronics Corp	977,471
24,833		AZZ, Inc	1,047,704
50,435		Barnes Group, Inc	1,732,442
45,868	*	Beacon Roofing Supply, Inc	1,086,613
47,062	*	Blount International, Inc	729,461
44,643		Briggs & Stratton Corp	821,878
43,338	*	Builders FirstSource, Inc	256,561
16,619	*	CAI International, Inc	348,500
311,743	*,e	Capstone Turbine Corp	193,312
29,017	*	Chart Industries, Inc	826,985
16,791		CIRCOR International, Inc	829,307
47,407		Clarcor, Inc	2,964,360
18,886		Columbus McKinnon Corp	473,094
34,200		Comfort Systems USA, Inc	569,430
25,195	*	Commercial Vehicle Group, Inc	139,328
11,477	*	Continental Building Products Inc	192,125
18,962		Cubic Corp	991,523
45,288		Curtiss-Wright Corp	3,013,011
70,753	*	DigitalGlobe, Inc	1,902,548
21,162		Douglas Dynamics, Inc	427,261
10,402	*	Ducommun, Inc	270,140
12,319	*	DXP Enterprises, Inc	505,325
32,261	*	Dycom Industries, Inc	993,961
13,747		Dynamic Materials Corp	194,658
63,233		EMCOR Group, Inc	2,552,084
20,011		Encore Wire Corp	612,937
39,009	*,e	Energy Recovery, Inc	128,730
43,890		EnerSys	2,562,298
16,710	*	Engility Holdings, Inc	666,729
17,290	*,e	Enphase Energy, Inc	214,223
21,612	*	EnPro Industries, Inc	1,282,240
5,371	*,e	Erickson Air-Crane, Inc	37,866
24,610		ESCO Technologies, Inc	886,452
30,062	*	Esterline Technologies Corp	3,369,649
59,841		Federal Signal Corp	913,772
213

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,603		Franklin Electric Co, Inc	$1,525,869
11,886		Freightcar America, Inc	277,419
207,649	*,e	FuelCell Energy, Inc	249,179
36,582	*	Furmanite Corp	268,146
56,862	*,e	GenCorp, Inc	955,282
64,597	e	Generac Holdings, Inc	2,825,473
46,241		General Cable Corp	528,997
6,178	*,e	General Finance Corp	45,903
29,355	*	Gibraltar Industries, Inc	444,435
18,481		Global Brass & Copper Holdings, Inc	242,656
16,227		Global Power Equipment Group, Inc	200,079
17,604		Gorman-Rupp Co	501,890
111,767	*,e	GrafTech International Ltd	405,714
9,437		Graham Corp	195,252
36,412		Granite Construction, Inc	1,240,921
56,937	*	Great Lakes Dredge & Dock Corp	442,400
26,229	e	Greenbrier Cos, Inc	1,362,072
39,023		Griffon Corp	573,248
29,587		H&E Equipment Services, Inc	518,956
76,796		Harsco Corp	1,133,509
63,168		Heico Corp	3,833,034
59,261		Hillenbrand, Inc	1,861,388
17,906		Houston Wire & Cable Co	198,219
5,313		Hurco Cos, Inc	186,380
9,765		Hyster-Yale Materials Handling, Inc	611,777
49,217	*	II-VI, Inc	846,040
17,354		Insteel Industries, Inc	354,369
26,890		John Bean Technologies Corp	811,809
10,616		Kadant, Inc	421,880
25,569		Kaman Corp	972,133
30,072	*,e	KEYW Holding Corp	267,340
43,981	*	Kratos Defense & Security Solutions, Inc	213,748
18,846	*,e	Layne Christensen Co	152,464
9,425		LB Foster Co (Class A)	446,839
11,289	e	Lindsay Manufacturing Co	975,595
10,265	*	LMI Aerospace, Inc	145,763
20,502		LSI Industries, Inc	150,485
16,573	*	Lydall, Inc	456,586
13,621	*,e	Manitex International, Inc	149,014
27,952	*	Masonite International Corp	1,753,149
61,466	*	Mastec, Inc	1,138,350
10,709		Miller Industries, Inc	216,322
39,317	*	Moog, Inc (Class A)	2,763,985
53,926		Mueller Industries, Inc	1,692,737
151,867		Mueller Water Products, Inc (Class A)	1,553,599
19,863	*	MYR Group, Inc	497,171
4,433	e	National Presto Industries, Inc	279,279
26,685	*	NCI Building Systems, Inc	411,750
9,162	*	Neff Corp	84,840
17,098		NN, Inc	394,109
7,280	*	Norcraft Cos, Inc	150,114
8,762	*	Nortek, Inc	668,803
214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,053	*	Northwest Pipe Co	$216,638
2,779		Omega Flex, Inc	87,177
56,800	*	Orbital Sciences Corp	1,595,512
23,672	*	Orion Marine Group, Inc	216,125
7,007	*	Patrick Industries, Inc	301,301
34,716	*	Perini Corp	753,684
44,991	*	Pgt, Inc	386,473
152,991	*,e	Plug Power, Inc	408,486
20,317	*	Ply Gem Holdings, Inc	255,994
43,146	*	Polypore International, Inc	1,929,489
9,152		Powell Industries, Inc	357,020
4,245	*,e	Power Solutions International, Inc	187,714
21,005	*,e	PowerSecure International, Inc	197,447
2,540		Preformed Line Products Co	121,437
36,140		Primoris Services Corp	678,709
21,473	*,e	Proto Labs, Inc	1,382,646
36,048		Quanex Building Products Corp	678,784
33,715		Raven Industries, Inc	722,850
21,686		RBC Bearings, Inc	1,258,655
33,114	*,e	Revolution Lighting Technologies, Inc	37,750
70,287	*	Rexnord Corp	1,739,603
32,355	*	Rush Enterprises, Inc (Class A)	905,940
2,429		SIFCO Industries, Inc	70,417
38,548		Simpson Manufacturing Co, Inc	1,258,207
9,657	*	Sparton Corp	226,746
12,146		Standex International Corp	851,313
17,873	*	Sterling Construction Co, Inc	62,019
13,886	*	Stock Building Supply Holdings, Inc	216,344
20,725		Sun Hydraulics Corp	751,074
32,338	e	TAL International Group, Inc	1,314,540
50,374	*,e	Taser International, Inc	1,360,602
6,658	*,e	TCP International Holdings Ltd	42,145
35,440	*	Teledyne Technologies, Inc	3,368,218
17,525		Tennant Co	1,142,805
20,544	e	Textainer Group Holdings Ltd	674,049
9,435	*,e	The ExOne Company	135,392
29,997	*	Thermon Group Holdings	613,439
41,922	e	Titan International, Inc	374,783
15,960	*,e	Titan Machinery, Inc	225,515
31,938	*	Trex Co, Inc	1,358,323
43,215	*	Trimas Corp	1,166,373
7,836		Twin Disc, Inc	126,160
19,031		Universal Forest Products, Inc	952,692
15,512	*	Vicor Corp	167,064
63,999	*	Wabash National Corp	798,068
24,187		Watsco, Inc	2,632,997
26,720		Watts Water Technologies, Inc (Class A)	1,566,594
62,314		Woodward Governor Co	2,779,828
10,800	*	Xerium Technologies, Inc	166,212
		TOTAL CAPITAL GOODS	126,978,777
215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
52,197		ABM Industries, Inc	$1,506,927
47,606	e	Acacia Research (Acacia Technologies)	596,027
109,042	*	ACCO Brands Corp	863,613
21,541		Administaff, Inc	903,429
39,668	*	Advisory Board Co	1,859,636
20,503	e	American Ecology Corp	850,054
40,180	*	ARC Document Solutions, Inc	368,451
6,613		Barrett Business Services, Inc	202,688
45,641		Brady Corp (Class A)	1,194,425
45,656		Brink’s Co	1,023,151
35,134	*	Casella Waste Systems, Inc (Class A)	133,860
39,049	*	CBIZ, Inc	323,326
14,084		CDI Corp	239,287
19,543	e	Ceco Environmental Corp	268,130
59,494	*,e	Cenveo, Inc	117,203
86,882		Civeo Corp	254,564
31,646		Corporate Executive Board Co	2,168,384
9,692	*	CRA International, Inc	286,205
46,983		Deluxe Corp	3,050,606
24,851		Ennis, Inc	331,512
12,461		Exponent, Inc	998,624
9,815	*	Franklin Covey Co	177,357
38,848	*	FTI Consulting, Inc	1,579,948
18,627		G & K Services, Inc (Class A)	1,305,753
12,393	*	GP Strategies Corp	413,678
66,270		Healthcare Services Group	2,088,168
17,322		Heidrick & Struggles International, Inc	383,855
11,339	*	Heritage-Crystal Clean, Inc	144,572
55,273		Herman Miller, Inc	1,605,681
22,897	*	Hill International, Inc	87,466
42,372		HNI Corp	2,086,821
21,958	*	Huron Consulting Group, Inc	1,651,681
18,307	*	ICF International, Inc	683,949
149,056	*	ICO Global Communications Holdings Ltd	193,773
30,828	*	Innerworkings, Inc	158,148
63,245		Interface, Inc	993,579
25,983		Kelly Services, Inc (Class A)	439,113
26,077		Kforce, Inc	610,202
32,084		Kimball International, Inc (Class B)	278,168
46,944		Knoll, Inc	961,883
46,298	*	Korn/Ferry International	1,319,493
28,211		Matthews International Corp (Class A)	1,307,016
23,952		McGrath RentCorp	727,662
15,787	*	Mistras Group, Inc	317,319
43,617		Mobile Mini, Inc	1,583,297
27,549		MSA Safety, Inc	1,202,789
11,792		Multi-Color Corp	686,530
46,740	*	Navigant Consulting, Inc	674,458
5,347		NL Industries, Inc	37,482
51,300	*	On Assignment, Inc	1,802,169
7,730	*,e	Paylocity Holding Corp	182,119
27,925	*	Performant Financial Corp	138,508
216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,274		Quad	$526,531
12,069	*,e	Quest Resource Holding Corp	15,086
36,183		Resources Connection, Inc	604,256
49,825	*	RPX Corp	615,339
14,599	*	SP Plus Corp	325,850
77,036		Steelcase, Inc (Class A)	1,300,368
19,445	*	Team, Inc	741,632
60,505		Tetra Tech, Inc	1,393,430
14,440	*	TriNet Group, Inc	478,975
39,327	*	TrueBlue, Inc	867,554
14,212		Unifirst Corp	1,650,440
36,806		United Stationers, Inc	1,483,650
19,566		Viad Corp	527,891
3,953		VSE Corp	286,079
33,214	*	WageWorks, Inc	1,828,099
36,636		West Corp	1,197,997
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	57,205,916

CONSUMER DURABLES & APPAREL - 2.8%
12,479		Arctic Cat, Inc	419,544
25,836	*	Beazer Homes USA, Inc	408,209
21,600	*	Black Diamond, Inc	137,376
87,374		Brunswick Corp	4,742,661
72,758		Callaway Golf Co	593,705
8,403	*	Cavco Industries, Inc	617,705
3,728	*,e	Century Communities, Inc	60,021
25,450		Columbia Sportswear Co	1,081,625
83,291	*	CROCS, Inc	882,885
8,427		CSS Industries, Inc	229,214
8,520		Culp, Inc	171,167
12,044	*,e	Dixie Group, Inc	97,316
8,006		Escalade, Inc	122,011
24,448		Ethan Allen Interiors, Inc	665,475
3,540		Flexsteel Industries, Inc	105,492
18,148	*	G-III Apparel Group Ltd	1,763,986
26,880	*	Helen of Troy Ltd	2,021,914
111,363	*,e	Hovnanian Enterprises, Inc (Class A)	383,089
45,159	*	Iconix Brand Group, Inc	1,501,085
8,700	*	Installed Building Products Inc	155,295
27,700	*,e	iRobot Corp	873,935
18,424	*,e	Jakks Pacific, Inc	110,912
3,848		Johnson Outdoors, Inc	115,440
79,794	e	KB Home	994,233
48,672		La-Z-Boy, Inc	1,299,056
62,579	*,e	Leapfrog Enterprises, Inc	148,938
13,572	*,e	LGI Homes, Inc	178,743
20,425		Libbey, Inc	668,102
9,065		Lifetime Brands, Inc	143,046
23,658	*	M/I Homes, Inc	488,301
7,262	*	Malibu Boats Inc	158,457
7,584		Marine Products Corp	54,832
37,130	e	MDC Holdings, Inc	928,250
217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,176	*	Meritage Homes Corp	$1,317,168
17,360		Movado Group, Inc	417,161
4,790		Nacco Industries, Inc (Class A)	263,689
30,213	*	Nautilus, Inc	430,233
8,913	*	New Home Co Inc	125,584
13,824		Oxford Industries, Inc	773,315
12,107	*	Perry Ellis International, Inc	289,478
42,154		Pool Corp	2,622,400
130,065	*,e	Quiksilver, Inc	243,222
43,870		Ryland Group, Inc	1,761,380
16,098	*,e	Sequential Brands Group, Inc	166,614
36,621	*	Skechers U.S.A., Inc (Class A)	2,210,077
19,941	*	Skullcandy, Inc	199,809
52,303	*,e	Smith & Wesson Holding Corp	643,327
133,231	*	Standard-Pacific Corp	935,282
54,988	*	Steven Madden Ltd	1,888,288
18,460	e	Sturm Ruger & Co, Inc	745,784
138,823	*	TRI Pointe Homes, Inc	1,989,334
48,163	*	Tumi Holdings, Inc	1,091,855
6,741	*,e	Turtle Beach Corp	14,965
7,320	*	UCP, Inc (Class A)	65,880
13,854	*	Unifi, Inc	446,514
15,184	*	Universal Electronics, Inc	967,828
20,544	*,e	Vera Bradley, Inc	391,774
9,870	*	Vince Holding Corp	231,452
11,049	*	WCI Communities, Inc	213,356
6,119		Weyco Group, Inc	165,335
16,702	*	William Lyon Homes, Inc	318,674
94,887		Wolverine World Wide, Inc	2,671,069
		TOTAL CONSUMER DURABLES & APPAREL	45,922,867

CONSUMER SERVICES - 4.2%
9,571	*,e	2U, Inc	170,268
16,482	*	American Public Education, Inc	553,301
13,385	*	Ascent Media Corp (Series A)	566,319
91,765	*	Belmond Ltd.	1,008,497
20,355	*	BJ’s Restaurants, Inc	901,523
73,610	*	Bloomin’ Brands, Inc	1,819,271
23,489		Bob Evans Farms, Inc	1,324,075
73,777	*	Boyd Gaming Corp	963,528
17,188	*	Bravo Brio Restaurant Group, Inc	226,022
15,511	*	Bridgepoint Education, Inc	153,094
28,605	*	Bright Horizons Family Solutions	1,388,773
17,921	*	Buffalo Wild Wings, Inc	3,195,673
43,508	*	Caesars Acquisition Co	340,668
48,755	*,e	Caesars Entertainment Corp	530,942
10,145		Capella Education Co	689,759
64,069	*	Career Education Corp	357,505
15,391		Carriage Services, Inc	335,524
29,316	*	Carrols Restaurant Group, Inc	233,355
17,781		CBRL Group, Inc	2,391,722
46,804		Cheesecake Factory	2,457,678
218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,992	*,e	Chegg, Inc	$464,047
12,669		Churchill Downs, Inc	1,203,428
15,964	*	Chuy’s Holdings, Inc	341,151
20,480		ClubCorp Holdings, Inc	348,365
4,739		Collectors Universe	111,366
6,733	*,e	Dave & Buster’s Entertainment, Inc	193,506
22,449	*	Del Frisco’s Restaurant Group, Inc	445,164
84,278	*	Denny’s Corp	916,945
33,670	*	Diamond Resorts International, Inc	955,555
15,451		DineEquity, Inc	1,649,394
7,656	*,e	El Pollo Loco Holdings, Inc	196,989
14,356	*,e	Empire Resorts, Inc	84,700
4,431	*,e	Famous Dave’s of America, Inc	134,126
25,474	*	Fiesta Restaurant Group, Inc	1,504,749
44,102	*	Grand Canyon Education, Inc	1,932,550
4,815	*,e	Habit Restaurants, Inc	158,895
103,822	*	Houghton Mifflin Harcourt Co	2,043,217
6,775	*,e	Ignite Restaurant Group, Inc	46,341
26,334		International Speedway Corp (Class A)	766,056
37,103		Interval Leisure Group, Inc	856,337
12,931	*	Intrawest Resorts Holdings Inc	130,603
19,018	*	Isle of Capri Casinos, Inc	194,744
10,234	*,e	ITT Educational Services, Inc	74,401
37,565		Jack in the Box, Inc	3,185,136
17,185	*,e	Jamba, Inc	282,350
32,466	*	K12, Inc	461,667
61,560	*	Krispy Kreme Doughnuts, Inc	1,198,573
39,891	*	La Quinta Holdings, Inc	810,984
3,888	*	Liberty Tax, Inc	139,968
38,376	*	Life Time Fitness, Inc	2,098,016
75,523	*	LifeLock, Inc	1,121,517
18,723		Marcus Corp	353,116
25,155		Marriott Vacations Worldwide Corp	1,924,357
9,363	*	Monarch Casino & Resort, Inc	161,980
28,585	*	Morgans Hotel Group Co	204,954
2,830	*	Nathan’s Famous, Inc	227,645
10,177	*,e	Noodles & Co	261,549
28,522		Papa John’s International, Inc	1,810,006
5,603	*,e	Papa Murphy’s Holdings, Inc	74,464
74,701	*	Penn National Gaming, Inc	1,118,274
55,733	*,e	Pinnacle Entertainment, Inc	1,178,753
22,607	*	Popeyes Louisiana Kitchen, Inc	1,298,094
14,212	*,e	Potbelly Corp	199,394
13,597	*	Red Robin Gourmet Burgers, Inc	1,053,767
41,491	*	Regis Corp	653,483
58,476	*	Ruby Tuesday, Inc	352,026
34,557		Ruth’s Chris Steak House, Inc	501,768
48,176	*,e	Scientific Games Corp (Class A)	568,959
51,675		Sonic Corp	1,564,202
57,294		Sotheby’s (Class A)	2,437,860
11,757		Speedway Motorsports, Inc	262,064
1,565	*	Steak N Shake Co	647,863
219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,339	*	Steiner Leisure Ltd	$581,847
10,322	*,e	Strayer Education, Inc	691,574
64,977		Texas Roadhouse, Inc (Class A)	2,182,577
20,600		Universal Technical Institute, Inc	168,302
33,654		Vail Resorts, Inc	2,953,475
25,966	*,e	Weight Watchers International, Inc	429,997
5,525	*	Zoe’s Kitchen, Inc	170,943
		TOTAL CONSUMER SERVICES	67,691,630

DIVERSIFIED FINANCIALS - 2.8%
20,760	e	Arlington Asset Investment Corp	550,763
763	*	Ashford, Inc	110,635
162,682		BGC Partners, Inc (Class A)	1,273,800
16,189		Calamos Asset Management, Inc (Class A)	203,172
26,162		Cash America International, Inc	544,170
5,349	e	CIFC Corp	46,376
18,037	e	Cohen & Steers, Inc	758,997
18,604	*	Consumer Portfolio Services, Inc	104,182
109,766	*	Cowen Group, Inc	456,627
6,319	*	Credit Acceptance Corp	996,127
2,795		Diamond Hill Investment Group, Inc	363,518
24,044	*,e	Encore Capital Group, Inc	894,918
23,938	*	Enova International, Inc	460,806
31,065		Evercore Partners, Inc (Class A)	1,487,082
49,797	*,e	Ezcorp, Inc (Class A)	513,407
8,882	*	FBR Capital Markets Corp	199,134
5,303	*	Fifth Street Asset Management, Inc	71,909
48,921	e	Financial Engines, Inc	1,756,264
27,314	*	First Cash Financial Services, Inc	1,358,052
21,980		Gain Capital Holdings, Inc	179,137
6,098		GAMCO Investors, Inc (Class A)	497,902
76,197		GFI Group, Inc	427,465
29,597	*	Green Dot Corp	451,354
27,267	e	Greenhill & Co, Inc	1,005,607
31,415		HFF, Inc (Class A)	1,067,168
14,012	*	INTL FCStone, Inc	270,151
34,903	*	Investment Technology Group, Inc	724,237
65,045	e	iShares Russell 2000 Index Fund	7,525,706
140,788	e	Janus Capital Group, Inc	2,469,422
12,000	*,e	JG Wentworth Co	114,360
42,110	*	KCG Holdings, Inc	515,005
88,872	*,e	Ladenburg Thalmann Financial Services, Inc	338,602
12,965		Manning & Napier, Inc	138,855
35,208		MarketAxess Holdings, Inc	2,674,752
8,576		Marlin Business Services Corp	137,645
4,701	e	Medley Management, Inc	46,399
7,011		Moelis & Co	217,341
19,657		Nelnet, Inc (Class A)	859,797
23,318	*	NewStar Financial, Inc	246,471
10,213		Nicholas Financial, Inc	145,331
22,563	*	OM Asset Management plc	342,055
10,059		Oppenheimer Holdings, Inc	198,665
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

47,738	*	PHH Corp	$1,190,586
22,542	*	Pico Holdings, Inc	360,447
14,944	*	Piper Jaffray Cos	762,891
47,090	*,e	PRA Group, Inc	2,331,897
12,342		Pzena Investment Management, Inc (Class A)	100,340
9,689	*	Regional Management Corp	140,781
12,812		Resource America, Inc (Class A)	112,617
19,645	*	Safeguard Scientifics, Inc	360,093
5,170		Silvercrest Asset Management Group, Inc	72,897
23,475	*,e	Springleaf Holdings, Inc	741,810
61,485	*	Stifel Financial Corp	2,899,018
7,383	*,e	Tiptree Financial, Inc	53,379
6,727		Virtus Investment Partners, Inc	912,383
35,796	*,e	Walter Investment Management Corp	539,446
7,310		Westwood Holdings Group, Inc	431,217
102,258	e	WisdomTree Investments, Inc	1,781,334
7,433	*,e	World Acceptance Corp	545,954
		TOTAL DIVERSIFIED FINANCIALS	46,080,456

ENERGY - 3.3%
95,186	*,e	Abraxas Petroleum Corp	281,751
2,024		Adams Resources & Energy, Inc	117,473
24,904		Alon USA Energy, Inc	300,840
169,435	*,e	Alpha Natural Resources, Inc	176,212
25,464	*,e	Amyris Biotechnologies, Inc	43,798
37,462	*,e	Approach Resources, Inc	234,887
123,737	e	Arch Coal, Inc	114,741
17,109	e	Ardmore Shipping Corp	193,674
5,247	*	Aspen Aerogels, Inc	40,192
30,237	*,e	Basic Energy Services, Inc	177,794
48,007	*,e	Bill Barrett Corp	489,671
30,555	*	Bonanza Creek Energy, Inc	796,874
33,373		Bristow Group, Inc	1,859,210
46,546	*	C&J Energy Services, Inc	479,424
51,538	*	Callon Petroleum Co	280,882
18,940	e	CARBO Ceramics, Inc	620,853
43,269	*	Carrizo Oil & Gas, Inc	1,951,432
5,289	*	Clayton Williams Energy, Inc	295,655
63,680	*,e	Clean Energy Fuels Corp	265,546
56,490	*	Cloud Peak Energy, Inc	383,567
45,479	e	Comstock Resources, Inc	183,735
17,490	*	Contango Oil & Gas Co	525,924
7,952		Dawson Geophysical Co	85,802
55,258		Delek US Holdings, Inc	1,704,709
86,231		DHT Holdings, Inc	633,798
39,526	*	Diamondback Energy, Inc	2,726,899
6,987	*	Dorian LPG Ltd	78,744
28,243	*,e	Eclipse Resources Corp	175,107
54,635	*,e	Emerald Oil, Inc	44,965
57,422	e	Energy XXI Bermuda Ltd	168,821
19,367	*	Era Group, Inc	436,145
23,010		Evolution Petroleum Corp	169,124
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

147,387	e	EXCO Resources, Inc	$293,300
54,586		Exterran Holdings, Inc	1,479,826
21,576	*,e	FMSA Holdings, Inc	111,979
57,936	*	Forum Energy Technologies, Inc	895,111
63,199	*,e	Frontline Ltd	145,990
52,509	*,e	FX Energy, Inc	72,462
38,817	e	GasLog Ltd	678,909
70,372	*,e	Gastar Exploration, Inc	164,671
12,479	*	Geospace Technologies Corp	299,246
10,925	*,e	Glori Energy, Inc	35,179
35,571		Green Plains Renewable Energy, Inc	832,717
14,310		Gulf Island Fabrication, Inc	237,117
25,631	e	Gulfmark Offshore, Inc	505,700
247,975	*,e	Halcon Resources Corp	347,165
7,730		Hallador Petroleum Co	87,658
37,109	*,e	Harvest Natural Resources, Inc	23,279
98,852	*	Helix Energy Solutions Group, Inc	1,855,452
156,050	*,e	Hercules Offshore, Inc	112,356
33,810	*	Hornbeck Offshore Services, Inc	750,582
9,600	*,e	Independence Contract Drilling, Inc	46,368
122,776	*	ION Geophysical Corp	276,246
753	*,e	Isramco, Inc	100,307
11,120	*,e	Jones Energy, Inc (Class A)	113,424
124,973	*	Key Energy Services, Inc	209,955
189,141	*,e	Magnum Hunter Resources Corp	366,934
69,737	*	Matador Resources Co	1,503,530
25,525	*	Matrix Service Co	490,080
224,628	*,e	McDermott International, Inc	505,413
32,894	*,e	Midstates Petroleum Co, Inc	42,433
30,208	*,e	Miller Petroleum, Inc	35,343
12,734	*	Mitcham Industries, Inc	71,438
11,827	*	Natural Gas Services Group, Inc	238,787
78,971		Navios Maritime Acq Corp	262,973
79,920	*	Newpark Resources, Inc	690,509
17,004	e	Nordic American Offshore Ltd	191,295
85,976	e	Nordic American Tanker Shipping	870,077
64,470	e	North Atlantic Drilling Ltd	92,192
58,033	*,e	Northern Oil And Gas, Inc	364,447
25,577	*,e	Pacific Ethanol, Inc	219,706
13,798		Panhandle Oil and Gas, Inc (Class A)	288,930
118,270	*	Parker Drilling Co	320,512
51,490	*	Parsley Energy, Inc	863,487
34,038	*	PDC Energy, Inc	1,563,706
61,262	*,e	Penn Virginia Corp	298,959
55,140	*	Petroquest Energy, Inc	161,560
11,994	*	PHI, Inc	410,315
60,324	*	Pioneer Energy Services Corp	249,741
12,591	*,e	Profire Energy, Inc	28,707
32,785	*	Renewable Energy Group, Inc	286,541
74,143	*,e	Resolute Energy Corp	54,124
45,736	*,e	Rex Energy Corp	161,905
5,980	*	Rex Stores Corp	331,950
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,727	*	RigNet, Inc	$401,298
21,136	*,e	Ring Energy, Inc	192,760
57,745	*	Rosetta Resources, Inc	985,707
21,919	*	RSP Permian, Inc	587,429
48,058	*,e	Sanchez Energy Corp	535,366
151,922		Scorpio Tankers, Inc	1,195,626
17,336	*	SEACOR Holdings, Inc	1,247,325
40,355		SemGroup Corp	2,717,102
54,982	e	Ship Finance International Ltd	763,700
36,202	*,e	Solazyme, Inc	80,006
53,179	*	Stone Energy Corp	748,760
41,709	*,e	Swift Energy Co	88,840
63,268	*	Synergy Resources Corp	773,768
61,582		Teekay Tankers Ltd (Class A)	316,532
31,642		Tesco Corp	324,014
73,208	*	Tetra Technologies, Inc	361,648
20,560	*	TransAtlantic Petroleum Ltd	87,586
71,879	*,e	Triangle Petroleum Corp	377,365
50,573	e	US Silica Holdings Inc	1,274,440
47,395	*	Vaalco Energy, Inc	262,568
195,521	*,e	Vantage Drilling Co	76,253
11,160	*,e	Vertex Energy, Inc	38,837
39,113	e	W&T Offshore, Inc	197,912
70,064	*	Warren Resources, Inc	73,567
50,063		Western Refining, Inc	1,858,839
13,952	*	Westmoreland Coal Co	363,868
39,176	*	Willbros Group, Inc	218,602
		TOTAL ENERGY	52,828,560

FOOD & STAPLES RETAILING - 1.1%
26,273		Andersons, Inc	1,181,759
36,340		Casey’s General Stores, Inc	3,317,842
17,635	*,e	Chefs’ Warehouse Holdings, Inc	377,213
14,507	*	Diplomat Pharmacy, Inc	356,437
17,507	*,e	Fairway Group Holdings Corp	79,832
40,769	*,e	Fresh Market, Inc	1,553,706
12,046		Ingles Markets, Inc (Class A)	513,762
30,084	e	Liberator Medical Holdings, Inc	96,269
9,375	*,e	Natural Grocers by Vitamin C	288,750
22,352	*	Pantry, Inc	824,789
17,573	e	Pricesmart, Inc	1,437,120
34,105	*,e	Roundy’s, Inc	122,778
13,604	*,e	Smart & Final Stores, Inc	204,060
34,760		Spartan Stores, Inc	895,417
192,635	*	Supervalu, Inc	1,876,265
46,960	*	United Natural Foods, Inc	3,629,069
6,310		Village Super Market (Class A)	182,801
11,031		Weis Markets, Inc	505,551
		TOTAL FOOD & STAPLES RETAILING	17,443,420

FOOD, BEVERAGE & TOBACCO - 1.9%
37,396	*,e	22nd Century Group, Inc	43,753
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,538		Alico, Inc	$120,657
86,738	*	Alliance One International, Inc	91,075
50,509		B&G Foods, Inc (Class A)	1,507,189
7,856	*,e	Boston Beer Co, Inc (Class A)	2,470,869
57,944	*	Boulder Brands, Inc	581,178
13,526		Calavo Growers, Inc	542,528
28,986	e	Cal-Maine Foods, Inc	1,015,959
4,419		Coca-Cola Bottling Co Consolidated	431,029
10,510	*	Craft Brewers Alliance, Inc	125,069
154,272	*	Darling International, Inc	2,619,539
88,866		Dean Foods Co	1,610,252
21,041	*	Diamond Foods, Inc	517,188
6,962	*	Farmer Bros Co	208,233
33,625	e	Fresh Del Monte Produce, Inc	1,130,809
10,303	*,e	Freshpet, Inc	157,533
14,550	*	Inventure Foods, Inc	147,973
13,996		J&J Snack Foods Corp	1,373,288
7,686		John B. Sanfilippo & Son, Inc	280,308
17,289		Lancaster Colony Corp	1,554,800
45,285		Lance, Inc	1,317,341
3,949	e	Lifeway Foods, Inc	72,267
10,684	e	Limoneira Co	222,227
10,036	*	National Beverage Corp	218,183
20,184	*	Omega Protein Corp	212,739
41,408	*,e	Post Holdings, Inc	1,956,528
21,570	e	Sanderson Farms, Inc	1,724,737
275	*	Seaboard Corp	1,051,872
7,216	*	Seneca Foods Corp	186,750
14,055	*,e	Synutra International, Inc	75,475
17,878	e	Tootsie Roll Industries, Inc	557,615
39,753	*	TreeHouse Foods, Inc	3,605,597
21,385	e	Universal Corp	858,822
70,225	e	Vector Group Ltd	1,571,635
		TOTAL FOOD, BEVERAGE & TOBACCO	30,161,017

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
5,702	*,e	AAC Holdings, Inc	145,515
20,874	e	Abaxis, Inc	1,283,334
38,007	*,e	Abiomed, Inc	1,966,482
40,731	*	Acadia Healthcare Co, Inc	2,352,215
73,036	*,e	Accuray, Inc	538,275
4,771	*	Addus HomeCare Corp	105,821
5,252	*,e	Adeptus Health, Inc	165,175
36,785	*	Air Methods Corp	1,528,417
5,173	*	Alliance HealthCare Services, Inc	116,599
7,581	*	Almost Family, Inc	230,159
26,451	*	Amedisys, Inc	745,389
44,232	*	AMN Healthcare Services, Inc	832,446
39,954	*	Amsurg Corp	2,204,662
11,427		Analogic Corp	931,643
23,661	*	Angiodynamics, Inc	455,356
13,660	*	Anika Therapeutics, Inc	535,199
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

111,067	*,e	Antares Pharma, Inc	$259,897
26,002	*	AtriCure, Inc	515,880
1,395		Atrion Corp	467,325
22,806	*,e	Bio-Reference Labs, Inc	764,685
64,788	*,e	BioScrip, Inc	372,531
25,179	*	BioTelemetry, Inc	248,769
31,561		Cantel Medical Corp	1,280,430
27,761	*	Capital Senior Living Corp	662,655
26,485	*	Cardiovascular Systems, Inc	902,874
12,265	*,e	Castlight Health, Inc	108,913
85,124	*,e	Cerus Corp	454,562
16,517	e	Chemed Corp	1,670,529
11,534	*	Civitas Solutions, Inc	219,031
10,220	e	Computer Programs & Systems, Inc	503,437
25,306		Conmed Corp	1,205,578
9,869	*	Corvel Corp	325,085
28,150	*	Cross Country Healthcare, Inc	287,975
24,738		CryoLife, Inc	278,550
25,513	*	Cyberonics, Inc	1,417,757
21,212	*	Cynosure, Inc (Class A)	641,027
21,568	*,e	Derma Sciences, Inc	185,485
70,830	*	DexCom, Inc	4,234,218
60,868	*,e	Endologix, Inc	847,891
19,017		Ensign Group, Inc	789,206
9,159	*	Exactech, Inc	190,416
32,875	*	ExamWorks Group, Inc	1,215,060
40,307	*	Five Star Quality Care, Inc	140,268
22,197	*	Genesis Health Care, Inc	184,235
39,471	*	GenMark Diagnostics, Inc	508,386
30,075	*	Gentiva Health Services, Inc	584,057
61,423	*	Globus Medical, Inc	1,448,354
23,024	*	Greatbatch, Inc	1,118,045
48,784	*	Haemonetics Corp	1,931,846
33,769	*	Hanger Orthopedic Group, Inc	728,735
9,755	*	HealthEquity, Inc	202,611
82,461		Healthsouth Corp	3,636,530
20,098	*	HealthStream, Inc	567,969
30,213	*	Healthways, Inc	622,992
15,802	*,e	HeartWare International, Inc	1,319,941
82,127	*	HMS Holdings Corp	1,624,883
12,627	*	ICU Medical, Inc	1,055,365
5,535	*	Imprivata, Inc	74,335
5,150	*	Inogen Inc	157,590
51,886	*	Insulet Corp	1,524,930
23,166	*	Integra LifeSciences Holdings Corp	1,290,810
30,572		Invacare Corp	447,880
15,798	*	IPC The Hospitalist Co, Inc	637,607
8,290	*,e	K2M Group Holdings, Inc	156,681
65,959		Kindred Healthcare, Inc	1,217,603
9,201		Landauer, Inc	257,352
15,770	*	LDR Holding Corp	527,822
11,558	*	LHC Group, Inc	343,504
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,592	*	Magellan Health Services, Inc	$1,598,711
41,890	*	Masimo Corp	1,069,033
58,023	*	MedAssets, Inc	1,074,006
51,458	*	Medidata Solutions, Inc	2,212,179
68,095	*	Merge Healthcare, Inc	251,952
38,395	e	Meridian Bioscience, Inc	664,234
40,898	*	Merit Medical Systems, Inc	626,966
28,468	*	Molina Healthcare, Inc	1,449,306
12,322	*	MWI Veterinary Supply, Inc	2,337,114
9,448		National Healthcare Corp	594,941
8,654		National Research Corp	119,858
30,559	*	Natus Medical, Inc	1,149,018
35,291	*	Neogen Corp	1,626,915
7,948	*,e	Nevro Corp	362,111
43,657	*	NuVasive, Inc	2,022,192
58,446	*	NxStage Medical, Inc	1,045,599
5,359	*	Ocular Therapeutix, Inc	163,342
34,445	*	Omnicell, Inc	1,096,384
53,551	*	OraSure Technologies, Inc	492,134
17,561	*	Orthofix International NV	535,610
59,119		Owens & Minor, Inc	2,023,643
12,374	*,e	Oxford Immunotec Global plc	145,518
28,525	*	PharMerica Corp	656,360
13,494	*,e	PhotoMedex, Inc	25,369
10,977	*	Providence Service Corp	428,103
47,363		Quality Systems, Inc	771,543
26,177	*	Quidel Corp	616,207
31,093	*	RadNet, Inc	245,324
41,864	*,e	Rockwell Medical Technologies, Inc	451,713
4,681	*,e	Roka Bioscience, Inc	18,864
56,330	*	RTI Biologics, Inc	251,232
2,632	*	Second Sight Medical Products, Inc	23,109
75,477		Select Medical Holdings Corp	1,020,449
3,512	*	Sientra, Inc	52,820
39,485	*,e	Spectranetics Corp	1,291,554
36,151	*	Staar Surgical Co	216,906
55,465		STERIS Corp	3,617,427
11,943	*	Surgical Care Affiliates, Inc	385,162
11,046	*	SurModics, Inc	253,174
9,152	*	Symmetry Surgical, Inc	65,894
8,119	*,e	Tandem Diabetes Care, Inc	99,783
66,226	*	Team Health Holdings, Inc	3,423,884
54,546	*	Thoratec Corp	1,957,656
33,583	*	Tornier BV	811,701
27,393	*,e	TransEnterix, Inc	81,357
23,734	*	Triple-S Management Corp (Class B)	571,515
7,040	*,e	TriVascular Technologies, Inc	68,851
7,787	*,e	Trupanion, Inc	55,288
98,768	*,e	Unilife Corp	392,109
40,257		Universal American Corp	363,521
10,862		US Physical Therapy, Inc	421,337
3,565		Utah Medical Products, Inc	202,100
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,507	*	Vascular Solutions, Inc	$422,721
6,185	*,e	Veracyte, Inc	50,099
21,417	*	Vocera Communications, Inc	191,896
48,738	*	Volcano Corp	875,822
41,437	*	WellCare Health Plans, Inc	3,018,685
66,447		West Pharmaceutical Services, Inc	3,276,502
47,367	*	Wright Medical Group, Inc	1,156,228
26,916	*,e	Zeltiq Aesthetics, Inc	866,964
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	107,856,779

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
41,133	*	Central Garden and Pet Co (Class A)	374,310
26,107	*,e	Elizabeth Arden, Inc	385,861
21,799	e	Female Health Co	82,618
76,432	*	Harbinger Group, Inc	954,636
32,706	*,e	IGI Laboratories, Inc	325,752
15,583		Inter Parfums, Inc	391,912
12,901	*	Medifast, Inc	408,833
9,628		Nature’s Sunshine Products, Inc	133,155
7,732	*	Nutraceutical International Corp	151,083
4,674		Oil-Dri Corp of America	143,118
7,169		Orchids Paper Products Co	195,499
12,652	*	Revlon, Inc (Class A)	414,227
5,666	*,e	USANA Health Sciences, Inc	555,495
14,552		WD-40 Co	1,194,137
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,710,636

INSURANCE - 2.5%
42,821	*	AMBAC Financial Group, Inc	1,046,973
67,375		American Equity Investment Life Holding Co	1,718,736
17,147		Amerisafe, Inc	697,883
27,796	e	Amtrust Financial Services, Inc	1,407,034
24,459		Argo Group International Holdings Ltd	1,308,312
10,892	*	Atlas Financial Holdings, Inc	181,896
8,176		Baldwin & Lyons, Inc (Class B)	188,866
44,930	*,e	Citizens, Inc (Class A)	324,395
196,468		Conseco, Inc	3,049,183
27,319		Crawford & Co (Class B)	255,433
5,771		Donegal Group, Inc (Class A)	92,278
8,756	*	eHealth, Inc	89,661
4,459		EMC Insurance Group, Inc	143,847
30,037		Employers Holdings, Inc	624,770
7,929	*	Enstar Group Ltd	1,070,177
9,999		FBL Financial Group, Inc (Class A)	521,848
12,969		Federated National Holding Co	377,528
10,718		Fidelity & Guaranty Life	231,616
100,224		First American Financial Corp	3,409,621
26,196	*	Greenlight Capital Re Ltd (Class A)	822,816
13,466	*	Hallmark Financial Services	148,665
8,559		HCI Group, Inc	395,511
6,586	*	Heritage Insurance Holdings, Inc	125,200
37,280		Horace Mann Educators Corp	1,135,922
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,381		Independence Holding Co	$81,102
10,505		Infinity Property & Casualty Corp	738,186
4,178		Kansas City Life Insurance Co	189,974
44,895		Kemper Corp	1,567,284
47,511		Maiden Holdings Ltd	593,887
48,884		Meadowbrook Insurance Group, Inc	405,737
36,394		Montpelier Re Holdings Ltd	1,278,521
33,430		National General Holdings Corp	600,737
6,376		National Interstate Corp	164,310
2,123		National Western Life Insurance Co (Class A)	506,102
9,604	*	Navigators Group, Inc	712,809
21,885		OneBeacon Insurance Group Ltd (Class A)	346,002
4,798	*	Phoenix Cos, Inc	297,620
23,110		Platinum Underwriters Holdings Ltd	1,706,211
50,917		Primerica, Inc	2,527,520
42,102		RLI Corp	1,975,005
12,140		Safety Insurance Group, Inc	752,073
53,461		Selective Insurance Group, Inc	1,380,363
14,386		State Auto Financial Corp	316,492
24,651	e	State National Cos, Inc	239,608
20,610		Stewart Information Services Corp	737,838
72,599		Symetra Financial Corp	1,474,486
53,860	*	Third Point Reinsurance Ltd	712,568
7,823	*	United America Indemnity Ltd	205,275
19,634		United Fire & Casualty Co	548,574
15,802		United Insurance Holdings Corp	386,043
29,564		Universal Insurance Holdings, Inc	686,772
		TOTAL INSURANCE	40,499,270

MATERIALS - 4.4%
27,796		A. Schulman, Inc	968,691
10,000	*	Advanced Emissions Solutions, Inc	106,050
3,977	*	AEP Industries, Inc	199,287
165,032	*,e	AK Steel Holding Corp	625,471
49,312	*,e	Allied Nevada Gold Corp	50,791
27,380	e	American Vanguard Corp	306,108
7,893		Ampco-Pittsburgh Corp	143,653
65,838		Axiall Corp	2,913,332
28,409		Balchem Corp	1,504,825
84,098	*	Berry Plastics Group, Inc	2,844,194
36,843	*	Boise Cascade Co	1,489,931
19,596		Brush Engineered Materials, Inc	645,688
49,438	*	Calgon Carbon Corp	975,412
18,100	*,e	Castle (A.M.) & Co	109,505
48,464	*	Century Aluminum Co	1,120,003
6,705		Chase Corp	240,039
67,555	*,e	Chemtura	1,472,023
19,423	*	Clearwater Paper Corp	1,437,690
97,984	*,e	Coeur d’Alene Mines Corp	617,299
110,274		Commercial Metals Co	1,479,877
10,478		Deltic Timber Corp	654,875
69,275	*	Ferro Corp	771,031
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,159	*	Flotek Industries, Inc	$827,241
20,681		FutureFuel Corp	227,284
40,946		Glatfelter	936,435
60,740		Globe Specialty Metals, Inc	936,611
45,080	*,e	Gold Resource Corp	157,780
308,302	*	Graphic Packaging Holding Co	4,464,213
47,019		H.B. Fuller Co	1,934,832
8,881		Hawkins, Inc	342,007
11,800		Haynes International, Inc	459,374
71,272	*	Headwaters, Inc	1,003,510
361,594	e	Hecla Mining Co	1,189,644
48,199	*,e	Horsehead Holding Corp	647,795
20,869		Innophos Holdings, Inc	1,242,540
23,188		Innospec, Inc	915,230
54,111	*,e	Intrepid Potash, Inc	720,217
17,147		Kaiser Aluminum Corp	1,188,459
79,586		Kapstone Paper and Packaging Corp	2,377,234
7,660		KMG Chemicals, Inc	160,247
20,005		Koppers Holdings, Inc	363,291
31,202	*	Kraton Polymers LLC	603,447
17,459		Kronos Worldwide, Inc	196,065
25,406	*	Landec Corp	324,435
133,794	*	Louisiana-Pacific Corp	2,190,208
17,323	*	LSB Industries, Inc	541,171
9,341	*,e	Marrone Bio Innovations, Inc	31,759
32,899		Minerals Technologies, Inc	2,149,292
83,177	*,e	Molycorp, Inc	27,448
26,294		Myers Industries, Inc	437,795
15,835		Neenah Paper, Inc	908,612
38,409		Noranda Aluminium Holding Corp	116,379
73,910		Olin Corp	1,852,924
8,644		Olympic Steel, Inc	118,509
30,945		OM Group, Inc	866,460
45,890	*	Omnova Solutions, Inc	314,805
88,335		PolyOne Corp	3,143,842
12,587		Quaker Chemical Corp	993,366
218,804	*	Rentech, Inc	262,565
62,020	*	Resolute Forest Products	1,054,340
30,150	*	RTI International Metals, Inc	672,345
10,254	*,e	Ryerson Holding Corp	65,113
25,005		Schnitzer Steel Industries, Inc (Class A)	422,084
28,172		Schweitzer-Mauduit International, Inc	1,094,764
40,414	*,e	Senomyx, Inc	213,386
46,475		Sensient Technologies Corp	2,834,975
18,463		Stepan Co	708,979
113,965	*	Stillwater Mining Co	1,557,902
66,216		SunCoke Energy, Inc	999,862
20,093	*	Trecora Resources	276,279
23,822		Tredegar Corp	509,553
10,719	*,e	Trinseo S.A.	163,465
58,636		Tronox Ltd	1,239,565
4,397	*	UFP Technologies, Inc	97,965
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,928		United States Lime & Minerals, Inc	$133,321
6,753	*	Universal Stainless & Alloy	150,524
13,498	*	US Concrete, Inc	342,039
40,000	e	Walter Energy, Inc	37,288
40,117		Wausau Paper Corp	407,589
3,744	*	WHX Corp	168,967
48,272	*	Worthington Industries, Inc	1,444,781
21,838		Zep, Inc	349,845
		TOTAL MATERIALS	70,793,732

MEDIA - 1.4%
18,709		AH Belo Corp (Class A)	168,755
20,668		AMC Entertainment Holdings, Inc	581,184
22,308	*	Carmike Cinemas, Inc	617,262
68,366	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	177,752
72,989	*	Cinedigm Corp	108,754
32,930	*	Crown Media Holdings, Inc (Class A)	105,376
142,359	*	Cumulus Media, Inc (Class A)	495,409
850	*,e	Daily Journal Corp	160,225
14,460	*,e	Dex Media, Inc	98,039
23,521	*	Entercom Communications Corp (Class A)	272,138
57,011		Entravision Communications Corp (Class A)	351,758
20,906	*	Eros International plc	392,197
30,242	*	EW Scripps Co (Class A)	596,675
38,036	*,e	Global Eagle Entertainment, Inc	585,564
16,865	*	Global Sources Ltd	98,323
47,084	*	Gray Television, Inc	445,415
46,878		Harte-Hanks, Inc	340,803
7,622	*,e	Hemisphere Media Group, Inc	95,123
39,600	*	Journal Communications, Inc (Class A)	397,980
50,963	*,e	Lee Enterprises, Inc	150,341
12,126	*	Loral Space & Communications, Inc	871,981
25,970	*	Martha Stewart Living Omnimedia, Inc (Class A)	120,501
59,684	*	McClatchy Co (Class A)	149,807
40,279		MDC Partners, Inc	962,668
74,368	*,e	Media General, Inc	1,063,462
33,407		Meredith Corp	1,739,168
57,611		National CineMedia, Inc	829,598
41,555		New Media Investment Group, Inc	971,971
128,794		New York Times Co (Class A)	1,621,516
28,885		Nexstar Broadcasting Group, Inc (Class A)	1,441,217
22,091	*,e	Radio One, Inc	41,531
12,629	*,e	ReachLocal, Inc	38,266
14,257	*	Reading International, Inc	172,367
9,316	*	Rentrak Corp	716,680
3,448		Saga Communications, Inc	140,230
10,350		Salem Communications	72,139
26,323		Scholastic Corp	968,160
42,055	*,e	SFX Entertainment, Inc	138,361
64,237	e	Sinclair Broadcast Group, Inc (Class A)	1,589,223
20,885	*	Sizmek, Inc	124,475
103,496		Time, Inc	2,591,540
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,318	*	Townsquare Media, Inc	$100,981
25,254	e	World Wrestling Entertainment, Inc (Class A)	305,826
		TOTAL MEDIA	23,010,741

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
74,965	*,e	Acadia Pharmaceuticals, Inc	2,281,185
21,480	*,e	Accelerate Diagnostics, Inc	461,820
15,629	*,e	Acceleron Pharma, Inc	616,877
23,522	*,e	AcelRx Pharmaceuticals, Inc	157,597
6,543	*	Achaogen, Inc	76,553
92,811	*,e	Achillion Pharmaceuticals, Inc	1,378,243
39,640	*	Acorda Therapeutics, Inc	1,647,042
18,817	*,e	Actinium Pharmaceuticals, Inc	101,424
2,798	*	Adamas Pharmaceuticals, Inc	47,090
28,062	*,e	Aegerion Pharmaceuticals, Inc	651,600
10,021	*	Aerie Pharmaceuticals, Inc	280,187
70,207	*,e	Affymetrix, Inc	775,085
59,254	*,e	Agenus, Inc	298,048
13,879	*,e	Agios Pharmaceuticals, Inc	1,608,854
7,445	*,e	Akebia Therapeutics, Inc	76,460
58,316	*	Akorn, Inc	2,483,095
22,624	*,e	Albany Molecular Research, Inc	369,450
7,639	*	Alder Biopharmaceuticals, Inc	206,864
25,049	*	Alimera Sciences, Inc	136,016
20,830	*,e	AMAG Pharmaceuticals, Inc	920,478
8,611	*	Amphastar Pharmaceuticals, Inc	104,451
38,949	*,e	Ampio Pharmaceuticals, Inc	195,524
31,376	*,e	Anacor Pharmaceuticals, Inc	1,179,738
6,551	*	ANI Pharmaceuticals, Inc	366,659
4,603	*	Applied Genetic Technologies Corp	114,983
26,864	*	Aratana Therapeutics, Inc	445,136
4,599	*,e	Ardelyx, Inc	124,219
228,778	*,e	Arena Pharmaceuticals, Inc	986,033
156,005	*,e	Ariad Pharmaceuticals, Inc	1,006,232
120,544	*,e	Array Biopharma, Inc	863,095
49,314	*,e	Arrowhead Research Corp	311,171
4,998	*	Atara Biotherapeutics, Inc	121,751
8,783	*	Auspex Pharmaceuticals Inc	539,715
6,431	*	Avalanche Biotechnologies, Inc	255,182
66,449	*,e	BioCryst Pharmaceuticals, Inc	676,451
39,762	*,e	BioDelivery Sciences International, Inc	520,882
69,898	*,e	Bio-Path Holdings, Inc	157,969
3,441	*	Biospecifics Technologies Corp	135,369
49,716	*,e	BioTime, Inc	202,841
22,918	*	Bluebird Bio, Inc	2,129,311
6,842	*	Calithera Biosciences, Inc	136,087
29,833	*	Cambrex Corp	669,154
5,470	*	Cara Therapeutics Inc	59,021
47,869	*	Catalent, Inc	1,322,142
84,977	*,e	Celldex Therapeutics, Inc	1,820,207
9,279	*,e	Cellular Dynamics International, Inc	47,045
28,478	*,e	Cempra, Inc	789,980
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

65,942	*	Cepheid, Inc	$3,726,382
23,376	*,e	ChemoCentryx, Inc	192,151
28,403	*,e	Chimerix, Inc	1,139,244
23,453	*,e	Clovis Oncology, Inc	1,528,901
6,275	*	Coherus Biosciences, Inc	140,811
51,527	*,e	Corcept Therapeutics, Inc	149,944
126,398	*,e	CTI BioPharma Corp	278,076
33,068	*	Cytokinetics, Inc	234,452
63,974	*,e	Cytori Therapeutics, Inc	30,708
53,235	*,e	CytRx Corp	136,814
55,284	*	Depomed, Inc	1,010,039
7,446	*	Dermira, Inc	125,465
3,560	*,e	Dicerna Pharmaceuticals Inc	75,899
128,737	*	Dyax Corp	1,945,216
25,195	*,e	Dynavax Technologies Corp	430,834
3,420	*,e	Egalet Corp	29,925
4,620	*,e	Eleven Biotheraputics Inc	53,592
27,802	*	Emergent Biosolutions, Inc	779,290
9,733	*,e	Enanta Pharmaceuticals, Inc	422,802
35,158	*,e	Endocyte, Inc	182,118
32,466	*	Enzo Biochem, Inc	102,268
12,191	*,e	Epizyme, Inc	233,336
5,919	*,e	Esperion Thereapeutics, Inc	271,682
83,931	*,e	Exact Sciences Corp	2,283,763
185,004	*,e	Exelixis, Inc	345,957
8,858	*	FibroGen, Inc	261,577
16,431	*	Five Prime Therapeutics, Inc	432,300
4,590	*	Flexion Therapeutics Inc	94,508
26,501	*	Fluidigm Corp	1,021,084
8,325	*,m	Forest Laboratories, Inc CVR	7,909
13,257	*	Foundation Medicine, Inc	631,829
6,861	*,m	Furiex Pharmaceuticals, Inc	67,032
17,081	*,e	Galectin Therapeutics, Inc	55,001
112,260	*,e	Galena Biopharma, Inc	182,984
3,940	*,e	Genocea Biosciences Inc	33,805
16,060	*,e	Genomic Health, Inc	518,417
149,045	*,e	Geron Corp	473,963
97,285	*,e	Halozyme Therapeutics, Inc	1,389,230
22,935	*	Heron Therapeutics, Inc	181,186
61,570	*	Horizon Pharma plc	1,011,595
12,921	*	Hyperion Therapeutics, Inc	326,901
57,246	*,e	Idera Pharmaceuticals, Inc	258,752
5,679	*,e	Immune Design Corp	142,486
81,825	*,e	Immunogen, Inc	624,325
78,786	*,e	Immunomedics, Inc	421,505
65,657	*	Impax Laboratories, Inc	2,407,642
7,862	*	INC Research Holdings, Inc	183,185
46,433	*	Infinity Pharmaceuticals, Inc	716,926
56,976	*,e	Inovio Pharmaceuticals, Inc	475,180
46,840	*	Insmed, Inc	724,146
9,478	*,e	Insys Therapeutics, Inc	452,859
5,466	*,e	Intersect ENT, Inc	115,169
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,289	*,e	Intra-Cellular Therapies, Inc	$316,332
33,855	*,e	Intrexon Corp	971,977
113,641	*	Ironwood Pharmaceuticals, Inc	1,770,527
110,595	*,e	Isis Pharmaceuticals, Inc	7,576,863
13,551	*,e	Karyopharm Therapeutics, Inc	359,508
95,738	*,e	Keryx Biopharmaceuticals, Inc	1,164,174
9,949	*	Kindred Biosciences Inc	62,778
8,734	*,e	Kite Pharma, Inc	586,488
16,149	*,e	KYTHERA Biopharmaceuticals, Inc	600,743
24,465	*	Lannett Co, Inc	1,160,375
218,954	*,e	Lexicon Pharmaceuticals, Inc	199,248
19,692	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,120,869
3,373	*	Loxo Oncology, Inc	43,141
35,752	*	Luminex Corp	631,023
18,981	*	MacroGenics, Inc	600,179
216,730	*,e	MannKind Corp	1,376,235
60,548	*	Medicines Co	1,735,911
94,489	*,e	Merrimack Pharmaceuticals, Inc	891,031
89,397	*,e	MiMedx Group, Inc	729,033
6,837	*,e	Mirati Therapeutics, Inc	141,868
45,682	*	Momenta Pharmaceuticals, Inc	491,995
9,579	*	NanoString Technologies, Inc	120,312
38,107	*,e	NanoViricides, Inc	99,078
142,842	*,e	Navidea Biopharmceuticals, Inc	229,976
119,306	*	Nektar Therapeutics	1,746,640
22,396	*,e	NeoStem, Inc	79,282
64,960	*,e	Neuralstem, Inc	201,376
70,157	*	Neurocrine Biosciences, Inc	2,361,485
18,831	*,e	NewLink Genetics Corp	689,026
33,798	*,e	Northwest Biotherapeutics, Inc	214,279
224,642	*,e	Novavax, Inc	1,754,454
99,603	*	NPS Pharmaceuticals, Inc	4,567,794
19,996	*,e	Ohr Pharmaceutical, Inc	150,170
32,232	*,e	Omeros Corp	716,840
5,149	*,m	Omthera Pharmaceuticals, Inc	3,089
12,016	*,e	OncoMed Pharmaceuticals, Inc	274,686
67,012	*,e	Oncothyreon, Inc	105,879
13,144	*,e	Ophthotech Corp	739,350
182,865	*,e	Opko Health, Inc	2,218,152
119,712	*,e	Orexigen Therapeutics, Inc	628,488
59,206	*,e	Organovo Holdings, Inc	380,695
17,989	*,e	Osiris Therapeutics, Inc	290,163
6,700	*	Otonomy, Inc	195,640
14,717	*,e	OvaScience, Inc	639,601
54,799	*	Pacific Biosciences of California, Inc	440,584
33,445	*,e	Pacira Pharmaceuticals, Inc	3,590,321
36,298	*	Pain Therapeutics, Inc	71,507
53,587	*	Parexel International Corp	3,266,664
149,141	e	PDL BioPharma, Inc	1,087,238
165,297	*,e	Peregrine Pharmaceuticals, Inc	211,580
31,613	*,e	Pernix Therapeutics Holdings, Inc	262,704
13,338		Phibro Animal Health Corp	364,528
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,556	*	Portola Pharmaceuticals, Inc	$1,153,007
27,367		Pozen, Inc	189,106
17,957	*	PRA Health Sciences, Inc	469,216
48,521	*	Prestige Brands Holdings, Inc	1,662,329
67,891	*,e	Progenics Pharmaceuticals, Inc	405,988
24,554	*	Prothena Corp plc	555,657
23,272	*	PTC Therapeutics, Inc	1,277,866
21,937	*,e	Puma Biotechnology, Inc	4,630,462
7,765	*,e	Radius Health, Inc	374,195
59,496	*,e	Raptor Pharmaceutical Corp	537,844
20,835	*	Receptos, Inc	2,295,392
14,672	*,e	Regado Biosciences, Inc	18,047
13,121	*,e	Regulus Therapeutics, Inc	251,267
16,102	*	Relypsa, Inc	565,663
30,510	*	Repligen Corp	741,088
21,950	*,e	Repros Therapeutics, Inc	188,770
19,290	*,e	Retrophin, Inc	247,684
8,232	*,e	Revance Therapeutics, Inc	132,535
82,761	*	Rigel Pharmaceuticals, Inc	171,315
5,360	*,e	Sage Therapeutics, Inc	216,490
20,799	*	Sagent Pharmaceuticals	533,910
64,459	*,e	Sangamo Biosciences, Inc	824,431
38,533	*,e	Sarepta Therapeutics, Inc	462,396
51,157	*	Sciclone Pharmaceuticals, Inc	377,539
111,304	*,e	Sequenom, Inc	409,599
62,594	*,e	Spectrum Pharmaceuticals, Inc	438,158
11,303	*,e	Stemline Therapeutics, Inc	174,970
15,438	*,e	Sucampo Pharmaceuticals, Inc (Class A)	232,496
46,971	*,e	Sunesis Pharmaceuticals, Inc	110,852
27,806	*,e	Supernus Pharmaceuticals, Inc	236,351
21,949	*,e	Synageva BioPharma Corp	2,528,964
88,128	*,e	Synergy Pharmaceuticals, Inc	256,452
72,629	*,e	Synta Pharmaceuticals Corp	172,857
5,574	*,e	T2 Biosystems, Inc	120,566
18,294	*,e	TESARO, Inc	735,968
24,517	*	Tetraphase Pharmaceuticals, Inc	891,438
24,384	*	TG Therapeutics, Inc	347,228
107,294	*,e	TherapeuticsMD, Inc	435,614
22,336	*,e	Theravance Biopharma, Inc	362,737
76,659	e	Theravance, Inc	863,947
55,325	*,e	Threshold Pharmaceuticals, Inc	205,809
6,036	*,e	Tokai Pharmaceuticals, Inc	74,001
6,341	*	Ultragenyx Pharmaceutical, Inc	368,412
37,243	*,e	Vanda Pharmaceuticals, Inc	414,515
18,657	*	Verastem, Inc	136,196
6,534	*	Versartis, Inc	115,848
5,047	*	Vitae Pharmaceuticals, Inc	73,535
4,901	*,e	Vital Therapies, Inc	96,746
86,112	*,e	Vivus, Inc	225,613
14,870	*	Xencor Inc	225,281
55,437	*	Xenoport, Inc	461,790
93,531	*,e	XOMA Corp	332,970
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,431	*,e	Zafgen, Inc	$244,442
77,482	*,e	ZIOPHARM Oncology, Inc	693,464
116,627	*,e	Zogenix, Inc	157,446
6,372	*,e	ZS Pharma, Inc	286,294
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	139,860,116

REAL ESTATE - 9.9%
63,748		Acadia Realty Trust	2,307,040
23,934		AG Mortgage Investment Trust	440,146
18,443		Agree Realty Corp	638,866
46,329		Alexander & Baldwin, Inc	1,772,548
2,015		Alexander’s, Inc	934,638
1,327	*,e	Altisource Asset Management Corp	212,320
12,462	*,e	Altisource Portfolio Solutions S.A.	252,729
54,329		Altisource Residential Corp	978,465
34,077		American Assets Trust,Inc	1,512,337
48,057		American Capital Mortgage, Inc	895,782
29,765	*	American Residential Properties, Inc	521,185
18,432		AmREIT, Inc (Class B)	489,923
121,616		Anworth Mortgage Asset Corp	631,187
43,867		Apollo Commercial Real Estate Finance, Inc	725,122
26,787		Ares Commercial Real Estate Corp	322,248
23,663		Armada Hoffler Properties, Inc	252,484
339,685	*	ARMOUR Residential REIT, Inc	1,124,357
23,965		Ashford Hospitality Prime, Inc	411,239
66,419		Ashford Hospitality Trust, Inc	698,728
51,481		Associated Estates Realty Corp	1,282,392
7,998	*	AV Homes, Inc	119,890
18,661		Aviv REIT, Inc	733,937
61,530		Campus Crest Communities, Inc	423,942
89,547		Capstead Mortgage Corp	1,076,355
26,466		CareTrust REIT, Inc	356,762
12,290		CatchMark Timber Trust Inc	141,458
76,286		Cedar Shopping Centers, Inc	607,237
221,060	*	Chambers Street Properties	1,867,957
35,645		Chatham Lodging Trust	1,109,629
51,153		Chesapeake Lodging Trust	1,878,338
99,324		Colony Financial, Inc	2,488,066
4,072		Consolidated-Tomoka Land Co	222,128
43,771		CorEnergy Infrastructure Trust, Inc	286,700
20,034		Coresite Realty	877,690
206,032		Cousins Properties, Inc	2,274,593
151,236		CubeSmart	3,726,455
31,026		CyrusOne, Inc	870,279
154,021		CYS Investments, Inc	1,361,546
76,683		DCT Industrial Trust, Inc	2,895,550
182,040		DiamondRock Hospitality Co	2,645,041
59,139		DuPont Fabros Technology, Inc	2,203,519
52,075		Dynex Capital, Inc	435,868
30,053		EastGroup Properties, Inc	1,942,626
43,884		Education Realty Trust, Inc	1,518,386
86,005		Empire State Realty Trust, Inc	1,565,291
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,274		Entertainment Properties Trust	$3,466,007
56,972		Equity One, Inc	1,551,917
57,658		Excel Trust, Inc	809,518
118,104		FelCor Lodging Trust, Inc	1,182,221
102,151		First Industrial Realty Trust, Inc	2,219,741
56,834		First Potomac Realty Trust	727,475
33,242	*	Forestar Real Estate Group, Inc	441,121
84,930		Franklin Street Properties Corp	1,093,898
67,477		Geo Group, Inc	2,936,599
24,140		Getty Realty Corp	447,314
17,848		Gladstone Commercial Corp	310,555
64,404		Government Properties Income Trust	1,468,411
177,253		Gramercy Property Trust, Inc	1,226,591
20,711		Hannon Armstrong Sustainable Infrastructure Capital, Inc	283,741
90,332		Hatteras Financial Corp	1,642,236
89,423		Healthcare Realty Trust, Inc	2,690,738
191,272		Hersha Hospitality Trust	1,277,697
85,505		Highwoods Properties, Inc	4,018,735
61,887		Hudson Pacific Properties	2,002,044
83,379		Inland Real Estate Corp	948,853
115,311		Invesco Mortgage Capital, Inc	1,768,871
102,463		Investors Real Estate Trust	845,320
80,672	*	iStar Financial, Inc	1,051,963
68,285	e	Kennedy-Wilson Holdings, Inc	1,815,698
31,358		Kite Realty Group Trust	958,300
104,703		LaSalle Hotel Properties	4,236,283
192,714		Lexington Corporate Properties Trust	2,198,867
33,180		LTC Properties, Inc	1,556,806
83,456		Mack-Cali Realty Corp	1,628,227
7,606	*	Marcus & Millichap, Inc	260,734
194,171		Medical Properties Trust, Inc	2,984,408
50,007		Monmouth Real Estate Investment Corp (Class A)	590,583
35,619		National Health Investors, Inc	2,662,876
135,525		New Residential Investment Corp	1,727,944
102,476		New York Mortgage Trust, Inc	793,164
145,924	*	New York REIT, Inc	1,521,987
12,738		One Liberty Properties, Inc	312,208
10,254		Owens Realty Mortgage, Inc	139,967
74,771		Parkway Properties, Inc	1,368,309
67,329		Pebblebrook Hotel Trust	3,126,759
65,471		Pennsylvania REIT	1,566,721
70,414		Pennymac Mortgage Investment Trust	1,585,019
65,583		Physicians Realty Trust	1,156,884
39,517		Potlatch Corp	1,575,148
18,113		PS Business Parks, Inc	1,523,484
11,425		QTS Realty Trust, Inc	434,264
79,319		RAIT Investment Trust	559,199
73,057		Ramco-Gershenson Properties	1,429,726
10,771		Re/Max Holdings, Inc	358,459
78,547		Redwood Trust, Inc	1,565,442
123,741		Resource Capital Corp	597,669
85,161		Retail Opportunities Investment Corp	1,504,795
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,297		Rexford Industrial Realty, Inc	$693,618
121,900		RLJ Lodging Trust	4,153,133
34,959		Rouse Properties, Inc	649,888
40,184		Ryman Hospitality Properties	2,206,102
55,292		Sabra Healthcare REIT, Inc	1,808,048
9,830		Saul Centers, Inc	561,195
35,031		Select Income REIT	871,221
35,086		Silver Bay Realty Trust Corp	546,640
30,991		Sovran Self Storage, Inc	2,936,397
58,626	*,e	St. Joe Co	947,396
54,987	*	STAG Industrial, Inc	1,440,659
36,679		Starwood Waypoint Residential Trust	889,099
29,563		STORE Capital Corp	678,766
252,387	*	Strategic Hotels & Resorts, Inc	3,387,034
81,312		Summit Hotel Properties, Inc	1,042,420
45,244		Sun Communities, Inc	3,064,376
194,781		Sunstone Hotel Investors, Inc	3,321,016
12,641	*	Tejon Ranch Co	311,221
39,005		Terreno Realty Corp	889,314
17,695		Trade Street Residential, Inc	140,852
24,673		UMH Properties, Inc	237,601
10,072		Universal Health Realty Income Trust	541,169
25,168		Urstadt Biddle Properties, Inc (Class A)	591,448
62,122		Washington REIT	1,783,561
39,640		Western Asset Mortgage Capital Corp	535,140
22,229		Whitestone REIT	348,773
		TOTAL REAL ESTATE	160,760,562

RETAILING - 4.1%
22,182	*	1-800-FLOWERS.COM, Inc (Class A)	175,016
79,965	*,e	Aeropostale, Inc	195,115
182,647	e	American Eagle Outfitters, Inc	2,564,364
7,459	*	America’s Car-Mart, Inc	396,147
44,097	*	Ann Taylor Stores Corp	1,459,611
29,071	*	Asbury Automotive Group, Inc	2,157,359
38,575	*	Barnes & Noble, Inc	906,127
30,027		Bebe Stores, Inc	107,497
17,760		Big 5 Sporting Goods Corp	211,522
10,945	*	Blue Nile, Inc	340,171
13,377	e	Bon-Ton Stores, Inc	73,306
4,794	*	Boot Barn Holdings, Inc	96,743
41,750		Brown Shoe Co, Inc	1,185,282
26,353	e	Buckle, Inc	1,338,469
11,671	*	Build-A-Bear Workshop, Inc	240,656
27,279	*	Burlington Stores, Inc	1,360,949
26,088		Cato Corp (Class A)	1,106,131
20,986		Children’s Place Retail Stores, Inc	1,258,111
35,263	*	Christopher & Banks Corp	183,720
15,428	*	Citi Trends, Inc	353,147
26,337	*,e	Conn’s, Inc	414,544
16,351	*,e	Container Store Group, Inc	297,915
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,480		Core-Mark Holding Co, Inc	$1,432,286
11,459	*,e	Coupons.com, Inc	164,093
13,003		Destination Maternity Corp	199,076
33,183	*	Destination XL Group, Inc	168,570
38,649	*	EVINE Live, Inc	242,329
80,138	*	Express Parent LLC	1,048,205
44,822		Finish Line, Inc (Class A)	1,057,799
51,941	*,e	Five Below, Inc	1,730,674
40,363	*	Francesca’s Holdings Corp	640,157
33,014		Fred’s, Inc (Class A)	548,032
17,393	*	FTD Cos, Inc	595,710
10,715	*	Gaiam, Inc (Class A)	78,434
22,322	*	Genesco, Inc	1,594,907
22,527		Group 1 Automotive, Inc	1,810,946
58,767		Guess?, Inc	1,103,644
19,812		Haverty Furniture Cos, Inc	484,007
14,924	*,e	HHgregg, Inc	81,933
24,223	*,e	Hibbett Sports, Inc	1,139,450
30,963		HSN, Inc	2,397,775
13,690	*	Kirkland’s, Inc	318,566
15,655	*,e	Lands’ End, Inc	543,072
21,451		Lithia Motors, Inc (Class A)	1,816,900
26,074	*,e	Lumber Liquidators, Inc	1,646,573
23,694	*	MarineMax, Inc	604,434
14,260	*,e	Mattress Firm Holding Corp	821,661
44,619		Men’s Wearhouse, Inc	2,073,445
29,487	e	Monro Muffler, Inc	1,684,887
28,143	*	New York & Co, Inc	64,729
27,716		Nutri/System, Inc	493,899
503,440	*	Office Depot, Inc	3,826,144
48,991	*	Orbitz Worldwide, Inc	452,187
18,823	*,e	Outerwall, Inc	1,168,532
10,900	*,e	Overstock.com, Inc	243,942
45,694	*	Pacific Sunwear Of California, Inc	125,659
51,102	*	PEP Boys - Manny Moe & Jack	430,790
18,190	e	PetMed Express, Inc	285,583
89,666		Pier 1 Imports, Inc	1,507,285
50,494		Rent-A-Center, Inc	1,730,934
29,417	*,e	Restoration Hardware Holdings, Inc	2,574,870
29,235	*,e	RetailMeNot, Inc	454,020
13,174	*	Sears Hometown and Outlet Stores, Inc	149,525
50,510	*	Select Comfort Corp	1,507,218
14,422		Shoe Carnival, Inc	334,879
36,654	*	Shutterfly, Inc	1,608,011
38,137		Sonic Automotive, Inc (Class A)	939,314
9,320	*,e	Sportsman’s Warehouse Holdings, Inc	66,452
30,124		Stage Stores, Inc	602,480
26,421		Stein Mart, Inc	363,553
10,728	*	Systemax, Inc	140,215
26,651	*	Tile Shop Holdings, Inc	216,406
10,337	*	Tilly’s, Inc	142,030
28,220	e	Travelport Worldwide Ltd	439,950
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,759	*	Tuesday Morning Corp	$739,134
29,257	*	Vitamin Shoppe, Inc	1,236,693
18,328	*	VOXX International Corp (Class A)	146,624
12,360	*,e	Wayfair, Inc	241,762
16,223	*	West Marine, Inc	194,676
2,025		Winmark Corp	165,058
19,848	*	Zumiez, Inc	740,132
		TOTAL RETAILING	65,782,153

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
39,355	*	Advanced Energy Industries, Inc	944,520
16,875	*	Alpha & Omega Semiconductor Ltd	147,994
27,380	*,e	Ambarella, Inc	1,514,388
81,070	*	Amkor Technology, Inc	514,795
74,107	*	Applied Micro Circuits Corp	389,062
13,252	*,e	Audience, Inc	53,538
104,971	*	Axcelis Technologies, Inc	251,930
62,542		Brooks Automation, Inc	807,417
22,407	*	Cabot Microelectronics Corp	1,107,130
11,630	*	Cascade Microtech, Inc	156,540
49,839	*	Cavium Networks, Inc	2,931,032
19,975	*	Ceva, Inc	365,742
16	*,m	China Energy Savings Technology, Inc	0
59,011	*	Cirrus Logic, Inc	1,563,792
24,765		Cohu, Inc	280,587
149,962	e	Cypress Semiconductor Corp	2,208,940
34,681	*	Diodes, Inc	916,619
20,670	*	DSP Group, Inc	227,163
129,985	*	Entegris, Inc	1,689,805
86,938	*	Entropic Communications, Inc	225,169
37,871	*	Exar Corp	341,596
116,911	*	Fairchild Semiconductor International, Inc	1,794,584
53,538	*	Formfactor, Inc	404,212
29,753	*	Inphi Corp	583,159
126,349	*	Integrated Device Technology, Inc	2,310,923
29,492		Integrated Silicon Solution, Inc	474,231
120,972		Intersil Corp (Class A)	1,731,109
20,699		IXYS Corp	233,899
61,244	*	Kopin Corp	223,541
112,349	*	Lattice Semiconductor Corp	801,048
11,234	*	MA-COM Technology Solutions	365,217
25,932	*	MaxLinear, Inc	208,753
39,513		Micrel, Inc	555,948
89,393	*	Microsemi Corp	2,490,489
49,987		MKS Instruments, Inc	1,750,045
36,867		Monolithic Power Systems, Inc	1,750,814
23,076	*	Nanometrics, Inc	358,601
4,531		NVE Corp	299,544
52,149	*	Omnivision Technologies, Inc	1,410,109
29,037	*	PDF Solutions, Inc	482,595
21,035	*	Pericom Semiconductor Corp	307,321
58,924	*	Photronics, Inc	494,962
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

164,866	*	PMC - Sierra, Inc	$1,457,415
28,931		Power Integrations, Inc	1,492,261
135,224	*	Qorvo, Inc	9,988,997
52,419	*,e	QuickLogic Corp	149,394
108,175	*	Rambus, Inc	1,216,969
24,786	*,e	Rubicon Technology, Inc	103,110
32,070	*	Rudolph Technologies, Inc	321,662
63,879	*	Semtech Corp	1,626,359
74,784	*	Silicon Image, Inc	542,932
41,567	*	Silicon Laboratories, Inc	1,818,972
56,624	*	Spansion, Inc	2,007,887
49,853		Tessera Technologies, Inc	1,848,549
26,644	*	Ultra Clean Holdings	234,467
26,748	*	Ultratech, Inc	426,363
38,091	*	Veeco Instruments, Inc	1,111,115
45,949	*	Vitesse Semiconductor Corp	172,309
52,215	*	Xcerra Corp	401,011
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	60,588,635

SOFTWARE & SERVICES - 9.1%
11,671	*,e	A10 Networks, Inc	56,021
106,262	*	ACI Worldwide, Inc	1,962,659
39,126	*	Actua Corp	629,929
71,925	*	Acxiom Corp	1,309,035
48,938		Advent Software, Inc	2,048,055
8,369	*,e	Aerohive Networks, Inc	33,225
8,473	*,e	Amber Road, Inc	80,578
23,424	*	American Software, Inc (Class A)	194,185
38,414	*,e	Angie’s List, Inc	176,320
86,687	*	Aspen Technology, Inc	3,063,952
32,388	*	AVG Technologies NV	640,635
63,769	*	Bankrate, Inc	795,837
7,540	*	Barracuda Networks, Inc	255,304
44,743	*,e	Bazaarvoice, Inc	371,814
4,695	*,e	Benefitfocus, Inc	113,572
43,251		Blackbaud, Inc	1,890,501
48,992	*,e	Blackhawk Network Holdings, Inc	1,634,373
40,206	*	Blucora, Inc	543,585
5,668	*	Borderfree, Inc	34,575
37,440	*	Bottomline Technologies, Inc	927,389
30,555	*	Brightcove, Inc	218,774
27,516	*	BroadSoft, Inc	739,905
21,810	*	CACI International, Inc (Class A)	1,844,908
45,589	*	Callidus Software, Inc	681,556
16,837	*	Carbonite, Inc	253,060
41,625	*	Cardtronics, Inc	1,399,016
6,670	*,e	Care.com, Inc	53,160
10,959		Cass Information Systems, Inc	480,223
19,640	*,e	ChannelAdvisor Corp	186,187
74,565	*	Ciber, Inc	240,845
31,188	*	Cimpress NV	2,512,193
44,405	*	Commvault Systems, Inc	1,935,170
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,125		Computer Task Group, Inc	$122,361
32,449	*	comScore, Inc	1,348,580
20,467	*	Comverse, Inc	352,646
29,837	*	Constant Contact, Inc	1,128,435
94,434		Convergys Corp	1,809,355
49,771	*,e	Cornerstone OnDemand, Inc	1,639,954
36,214	*	Covisint Corp	80,395
31,499		CSG Systems International, Inc	772,356
16,126	*,e	Cvent, Inc	402,828
23,705	*	Cyan, Inc	68,982
19,214	*	Datalink Corp	218,271
51,175	*	DealerTrack Holdings, Inc	2,057,235
8,284	*	Demand Media, Inc	33,550
28,339	*,e	Demandware, Inc	1,517,837
38,516	*	Dice Holdings, Inc	318,527
31,026	*	Digital River, Inc	792,094
6,486	e	DMRC Corp	175,252
21,741	*,e	E2open, Inc	128,055
99,706		EarthLink Holdings Corp	420,759
28,768	e	Ebix, Inc	657,349
26,618	*	Ellie Mae, Inc	1,177,580
28,649	*,e	Endurance International Group Holdings, Inc	481,590
25,781	*	EnerNOC, Inc	443,949
32,371	*	Envestnet, Inc	1,666,135
34,088	*	EPAM Systems, Inc	1,667,926
28,932		EPIQ Systems, Inc	504,863
4,543	*	ePlus, Inc	306,380
48,088	*	Euronet Worldwide, Inc	2,182,714
62,679		EVERTEC, Inc	1,257,341
7,163	*	Everyday Health, Inc	99,422
30,211	*	ExlService Holdings, Inc	887,599
29,934		Fair Isaac Corp	2,135,791
11,676	*,e	Five9, Inc	45,887
35,518	*,e	FleetMatics Group plc	1,257,692
9,950		Forrester Research, Inc	375,513
17,421	*,m	Gerber Scientific, Inc	0
22,911	*	Gigamon, Inc	421,792
63,277	*	Global Cash Access, Inc	418,261
6,271	*,e	Globant S.A.	87,042
84,524	*,e	Glu Mobile, Inc	296,679
53,067	*,e	Gogo, Inc	771,329
8,496	*,e	GrubHub, Inc	292,517
13,431	*	GTT Communications, Inc	154,591
16,887	*,e	Guidance Software, Inc	110,779
64,269	*	Guidewire Software, Inc	3,219,877
23,878		Hackett Group, Inc	180,995
33,323		Heartland Payment Systems, Inc	1,658,486
37,165	*	Higher One Holdings, Inc	123,016
5,832	*,e	HubSpot, Inc	196,247
34,622	*	iGate Corp	1,225,619
20,693	*	Imperva, Inc	864,140
50,940	*	Infoblox, Inc	951,050
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,932		Information Services Group, Inc	$124,347
15,802	*,e	Interactive Intelligence, Inc	640,929
51,996	*	Internap Network Services Corp	437,806
45,066		j2 Global, Inc	2,588,591
40,687	*	Jive Software, Inc	234,357
26,309	*	Knot, Inc	432,520
70,341	*	Kofax Ltd	484,650
52,932	*	Limelight Networks, Inc	140,799
61,565	*	Lionbridge Technologies	306,594
23,178	*,e	Liquidity Services, Inc	179,398
51,950	*	Liveperson, Inc	555,865
23,107	*	LogMeIn, Inc	1,098,738
7,445	*	Luxoft Holding, Inc	290,504
16,984	*,e	magicJack VocalTec Ltd	117,869
71,391	*	Manhattan Associates, Inc	3,186,894
21,873		Mantech International Corp (Class A)	711,529
31,255		Marchex, Inc (Class B)	119,082
25,067	*,e	Marin Software, Inc	165,944
24,390	*,e	Marketo, Inc	839,748
9,153	*,e	Mavenir Systems, Inc	109,561
63,890		MAXIMUS, Inc	3,559,951
91,048		Mentor Graphics Corp	2,095,014
8,468	*	MicroStrategy, Inc (Class A)	1,368,429
69,351	*,e	Millennial Media, Inc	93,624
11,493	*,e	MobileIron, Inc	100,794
20,384	*	Model N, Inc	218,109
35,712	*,e	ModusLink Global Solutions, Inc	128,920
27,759	*	MoneyGram International, Inc	236,507
36,698		Monotype Imaging Holdings, Inc	1,076,719
88,160	*	Monster Worldwide, Inc	364,101
34,007	*,e	Netscout Systems, Inc	1,220,851
52,936	*,e	NeuStar, Inc (Class A)	1,391,687
59,482		NIC, Inc	976,694
7,344	*,e	OPOWER, Inc	83,795
9,067	*,e	Park City Group, Inc	94,025
6,053	*	Paycom Software, Inc	158,407
33,774		Pegasystems, Inc	660,957
32,066	*	Perficient, Inc	577,188
29,102	*	PRGX Global, Inc	151,039
47,999	*	Progress Software Corp	1,202,375
35,176	*	Proofpoint, Inc	1,758,800
21,964	*	PROS Holdings, Inc	533,506
9,375	*	Q2 Holdings, Inc	167,625
5,844		QAD, Inc (Class A)	113,023
84,677	*	QLIK Technologies, Inc	2,404,827
19,108	*	Qualys, Inc	726,486
30,845	*	QuinStreet, Inc	157,926
23,243	*	Rally Software Development Corp	274,965
20,099	*	RealNetworks, Inc	141,296
49,119	*	RealPage, Inc	884,633
7,367		Reis, Inc	165,758
8,284	*,e	Rightside Group Ltd	65,444
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,457	*,e	Rocket Fuel, Inc	$223,624
20,199	*	Rosetta Stone, Inc	182,195
7,442	*	Rubicon Project, Inc	109,621
23,257	*	Sapiens International Corp NV	149,310
107,316	*	Sapient Corp	2,667,876
39,099		Science Applications International Corp	1,907,249
26,053	*	Sciquest, Inc	370,474
32,419	*	Seachange International, Inc	228,878
64,606	*,e	ServiceSource International LLC	216,430
14,463	*,e	Shutterstock, Inc	814,122
37,515	*,e	Silver Spring Networks, Inc	266,357
46,730	*	Sonus Networks, Inc	891,612
15,400	*	SPS Commerce, Inc	913,220
64,147		SS&C Technologies Holdings, Inc	3,549,254
13,371	*	Stamps.com, Inc	609,316
36,445	*	Sykes Enterprises, Inc	820,741
32,803	*	Synchronoss Technologies, Inc	1,393,143
28,824	*	Syntel, Inc	1,246,638
37,998	*	TA Indigo Holding Corp	405,059
78,517	*	Take-Two Interactive Software, Inc	2,333,525
36,746	*	Tangoe, Inc	420,007
14,603	*	TechTarget, Inc	161,363
45,793	*	TeleCommunication Systems, Inc (Class A)	129,594
25,881	*	TeleNav, Inc	167,709
16,690	*	TeleTech Holdings, Inc	368,181
17,700	*,e	Textura Corp	441,438
95,668	*	TiVo, Inc	1,000,687
7,507	*	Travelzoo, Inc	64,410
33,793	*,e	Tremor Video, Inc	70,965
7,343	*,e	TrueCar, Inc	129,090
34,560	*	Trulia, Inc	1,475,021
3,292	*,e	TubeMogul, Inc	49,973
31,213	*	Tyler Technologies, Inc	3,311,075
26,802	*	Ultimate Software Group, Inc	3,966,964
48,642	*	Unisys Corp	1,066,719
91,628	*	Unwired Planet, Inc	90,437
5,380	*,e	Varonis Systems, Inc	177,379
27,962	*,e	Vasco Data Security International	601,183
56,713	*	Verint Systems, Inc	3,027,340
40,489	*,e	VirnetX Holding Corp	220,260
24,585	*	Virtusa Corp	920,954
67,169	*,e	Vringo, Inc	35,526
36,097	*,e	WebMD Health Corp (Class A)	1,398,759
49,077	*	Website Pros, Inc	741,553
36,546	*	WEX, Inc	3,364,059
13,190	*	Wix.com Ltd	260,898
29,341	*,e	Xoom Corp	432,780
6,592	*,e	Yodlee, Inc	60,778
17,346	*,e	YuMe, Inc	93,668
10,368	*,e	Zendesk, Inc	250,802
58,694	*	Zix Corp	207,777
		TOTAL SOFTWARE & SERVICES	146,739,357
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
52,466		Adtran, Inc	$1,160,023
13,220	*	Agilysys, Inc	137,224
11,654	e	Alliance Fiber Optic Products, Inc	168,750
25,429		Anixter International, Inc	1,916,329
14,037	*,e	Applied Optoelectronics, Inc	125,491
100,826	*	Aruba Networks, Inc	1,671,695
13,533		Badger Meter, Inc	810,085
9,564		Bel Fuse, Inc (Class B)	224,945
40,878		Belden CDT, Inc	3,390,421
49,727	*	Benchmark Electronics, Inc	1,204,885
13,285		Black Box Corp	279,118
34,140	*,e	CalAmp Corp	611,447
39,414	*	Calix Networks, Inc	378,374
40,327	*	Checkpoint Systems, Inc	522,638
99,866	*	Ciena Corp	1,849,518
10,845	*,e	Clearfield, Inc	127,754
82,063	*	Cognex Corp	3,015,815
23,295	*	Coherent, Inc	1,441,495
14,632		Comtech Telecommunications Corp	483,441
10,726	*,e	Control4 Corp	162,821
38,837	*	Cray, Inc	1,261,814
32,197		CTS Corp	515,152
19,644	*,e	CUI Global, Inc	119,828
36,739		Daktronics, Inc	454,829
24,046	*	Digi International, Inc	229,639
57,035	*	Dot Hill Systems Corp	237,836
16,388	*	DTS, Inc	454,275
16,791	*	Eastman Kodak Co	302,406
15,053		Electro Rent Corp	194,033
23,315		Electro Scientific Industries, Inc	146,185
43,434	*	Electronics for Imaging, Inc	1,678,724
66,476	*	Emulex Corp	416,140
92,444	*	Extreme Networks, Inc	271,785
32,706	*	Fabrinet	534,089
16,362	*	FARO Technologies, Inc	905,637
39,607		FEI Co	3,256,488
97,657	*,e	Finisar Corp	1,771,498
29,697	*	GSI Group, Inc	392,594
90,247	*	Harmonic, Inc	690,390
26,845	*	Immersion Corp	252,611
116,475	*	Infinera Corp	1,877,577
38,947	*	Insight Enterprises, Inc	921,876
34,812		InterDigital, Inc	1,739,904
22,710	*	Intevac, Inc	147,615
67,414	*,e	InvenSense, Inc	995,705
36,750	*	Itron, Inc	1,367,468
55,073	*	Ixia	558,440
43,373	*	Kemet Corp	164,817
24,063	*	Kimball Electronics, Inc	244,961
15,049	*	KVH Industries, Inc	182,093
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,016		Littelfuse, Inc	$2,075,120
28,731	*,e	Maxwell Technologies, Inc	228,699
32,452	*	Mercury Computer Systems, Inc	512,093
2,489		Mesa Laboratories, Inc	189,587
36,071		Methode Electronics, Inc	1,304,688
14,029		MTS Systems Corp	1,014,016
8,095	*	Multi-Fineline Electronix, Inc	105,316
32,167	*	Netgear, Inc	1,086,280
37,939	*	Newport Corp	702,630
8,786	*,e	Nimble Storage, Inc	197,070
13,850	*	Numerex Corp	145,148
88,882	*,e	Oclaro, Inc	127,101
18,972	*	OSI Systems, Inc	1,327,661
19,103		Park Electrochemical Corp	414,726
92,494	*,e	Parkervision, Inc	94,344
9,596		PC Connection, Inc	227,905
39,955		Plantronics, Inc	1,831,138
32,243	*	Plexus Corp	1,221,687
129,922	*	Polycom, Inc	1,727,963
19,855	*,e	Procera Networks, Inc	174,327
80,980	*	QLogic Corp	1,081,893
202,570	*,e	Quantum Corp	320,061
38,816	*,e	RealD, Inc	421,154
25,632	*	Rofin-Sinar Technologies, Inc	690,013
16,963	*	Rogers Corp	1,252,887
60,047	*	Ruckus Wireless, Inc	635,898
76,784	*	Sanmina Corp	1,626,285
26,455	*	Scansource, Inc	912,168
59,499	*	ShoreTel, Inc	421,253
34,136	*,e	Silicon Graphics International Corp	321,903
47,011	*	Speed Commerce, Inc	111,886
32,475	*	Super Micro Computer, Inc	1,187,611
33,971	*	Synaptics, Inc	2,609,313
26,788		SYNNEX Corp	1,987,402
5,443		Tessco Technologies, Inc	123,284
52,184	*	TTM Technologies, Inc	362,679
28,004	e	Ubiquiti Networks, Inc	736,365
38,562	*,e	Universal Display Corp	1,228,585
38,870	*	Viasat, Inc	2,185,271
4,709	*	Viasystems Group, Inc	75,391
76,079	*,e	Violin Memory, Inc	292,143
12,081	*	Vishay Precision Group, Inc	201,028
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	75,460,650

TELECOMMUNICATION SERVICES - 0.7%
84,244	*	8x8, Inc	649,521
9,069		Atlantic Tele-Network, Inc	602,454
22,038	*	Boingo Wireless, Inc	186,221
198,951	*	Cincinnati Bell, Inc	582,926
43,573		Cogent Communications Group, Inc	1,614,815
47,013	e	Consolidated Communications Holdings, Inc	1,094,463
20,380	*	Fairpoint Communications, Inc	304,885
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,127	*	General Communication, Inc (Class A)	$500,984
261,291	*,e	Globalstar, Inc	632,324
9,958	*	Hawaiian Telcom Holdco, Inc	259,207
15,970		IDT Corp (Class B)	341,119
57,809	*	inContact, Inc	495,423
30,346		Inteliquent, Inc	510,420
26,044	*,e	Intelsat S.A.	410,193
76,755	*,e	Iridium Communications, Inc	653,185
17,042		Lumos Networks Corp	273,183
16,952	e	NTELOS Holdings Corp	69,503
48,858	*	Orbcomm, Inc	271,651
45,901	*	Premiere Global Services, Inc	405,765
26,669	*	RingCentral, Inc	360,032
23,477		Shenandoah Telecom Co	697,502
20,651		Spok Holdings, Inc	353,545
68	*,m	Touch America Holdings, Inc	0
164,940	*	Vonage Holdings Corp	692,748
		TOTAL TELECOMMUNICATION SERVICES	11,962,069

TRANSPORTATION - 1.9%
51,328	*	Air Transport Services Group, Inc	427,562
12,917		Allegiant Travel Co	2,341,465
24,733		Arkansas Best Corp	921,552
24,392	*	Atlas Air Worldwide Holdings, Inc	1,102,518
46,926	e	Baltic Trading Ltd	76,020
20,769		Celadon Group, Inc	494,925
22,349	*	Echo Global Logistics, Inc	590,014
29,164		Forward Air Corp	1,309,464
5,252	*	FRP Holdings, Inc	190,122
42,797	*,e	Hawaiian Holdings, Inc	831,974
51,696		Heartland Express, Inc	1,328,070
34,539	*	Hub Group, Inc (Class A)	1,153,603
5,342		International Shipholding Corp	89,532
234,391	*,e	JetBlue Airways Corp	3,935,425
56,090		Knight Transportation, Inc	1,598,004
31,981	e	Knightsbridge Tankers Ltd	128,244
21,717		Marten Transport Ltd	444,113
40,848		Matson, Inc	1,419,468
71,258		Navios Maritime Holdings, Inc	258,666
2,260	*	PAM Transportation Services, Inc	130,854
8,489		Park-Ohio Holdings Corp	453,567
26,055	*	Quality Distribution, Inc	217,299
47,516	*	Republic Airways Holdings, Inc	653,820
26,511	*	Roadrunner Transportation Services Holdings, Inc	538,703
36,962		Safe Bulkers, Inc	132,694
23,096	*	Saia, Inc	972,572
129,654	*,e	Scorpio Bulkers, Inc	193,184
48,574		Skywest, Inc	609,604
79,295	*	Swift Transportation Co, Inc	1,949,071
18,824	*,e	Ultrapetrol Bahamas Ltd	30,307
6,258		Universal Truckload Services, Inc	147,438
5,931	*	USA Truck, Inc	164,882
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

85,334	e	UTI Worldwide, Inc	$1,012,915
14,749	*,e	Virgin America, Inc	494,681
41,971		Werner Enterprises, Inc	1,197,433
51,564	*	Wesco Aircraft Holdings, Inc	672,394
49,928	*,e	XPO Logistics, Inc	1,836,851
29,743	*	YRC Worldwide, Inc	471,724
		TOTAL TRANSPORTATION	30,520,734

UTILITIES - 3.7%
26,638		Abengoa Yield plc	876,923
41,837		Allete, Inc	2,370,066
36,158		American States Water Co	1,433,303
8,678		Artesian Resources Corp	192,218
116,253		Atlantic Power Corp	308,070
55,788		Avista Corp	2,071,408
42,018		Black Hills Corp	2,107,623
45,450		California Water Service Group	1,115,343
12,642		Chesapeake Utilities Corp	616,424
57,181		Cleco Corp	3,108,359
12,080		Connecticut Water Service, Inc	434,397
116,420	*	Dynegy, Inc	3,180,594
37,578		El Paso Electric Co	1,505,375
41,136		Empire District Electric Co	1,253,414
47,257		Idacorp, Inc	3,209,223
41,002		Laclede Group, Inc	2,204,268
32,981		MGE Energy, Inc	1,513,828
18,020		Middlesex Water Co	394,097
39,526		New Jersey Resources Corp	2,524,921
25,312		Northwest Natural Gas Co	1,263,322
43,775		NorthWestern Corp	2,528,444
21,888	e	NRG Yield, Inc	1,157,437
48,443		ONE Gas, Inc	2,140,696
17,253	e	Ormat Technologies, Inc	461,518
34,238		Otter Tail Corp	1,058,639
37,529		Pattern Energy Group, Inc	1,096,597
73,027		Piedmont Natural Gas Co, Inc	2,913,047
75,034		PNM Resources, Inc	2,288,537
73,727		Portland General Electric Co	2,926,962
13,554		SJW Corp	457,719
30,731		South Jersey Industries, Inc	1,790,081
43,658		Southwest Gas Corp	2,683,221
2,797	e	Spark Energy, Inc	42,990
26,568		TerraForm Power, Inc	864,523
53,021		UIL Holdings Corp	2,438,966
13,231		Unitil Corp	494,310
18,260	*,e	Vivint Solar, Inc	144,984
48,691		WGL Holdings, Inc	2,751,041
11,986		York Water Co	283,709
		TOTAL UTILITIES	60,206,597

		TOTAL COMMON STOCKS	1,608,436,216
		(Cost $1,222,592,953)
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

CONSUMER SERVICES - 0.0%
2,563	m	Empire Resorts, Inc	$0
453	m	Providence Service Corp	0
		TOTAL CONSUMER SERVICES	0

ENERGY - 0.0%
16,387	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
34,794	e,m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,523

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc	139,956
		TOTAL TELECOMMUNICATION SERVICES	139,956

		TOTAL RIGHTS / WARRANTS	144,479
		(Cost $139,956)

SHORT-TERM INVESTMENTS - 14.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.9%
240,423,717	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	240,423,717
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	240,423,717
		TOTAL SHORT-TERM INVESTMENTS	240,423,717
		(Cost $240,423,717)

		TOTAL INVESTMENTS - 114.4%	1,849,004,412
		(Cost $1,463,156,626)
		OTHER ASSETS & LIABILITIES, NET - (14.4)%	(232,603,187)
		NET ASSETS - 100.0%	$1,616,401,225

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $227,954,616.
m	Indicates a security that has been deemed illiquid.
248

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BRAZIL - 7.5%
25,358		AES Tiete S.A.	$156,500
1,175,951		AMBEV S.A.	7,726,457
27,300	*	B2W Companhia Global Do Varejo	231,972
156,630		Banco Bradesco S.A.	1,955,504
521,964		Banco Bradesco S.A. (Preference)	6,561,389
219,086		Banco do Brasil S.A.	1,686,879
38,168		Banco do Estado do Rio Grande do Sul	173,539
684,781		Banco Itau Holding Financeira S.A.	8,396,271
98,139		Banco Santander Brasil S.A.	457,784
184,100		BB Seguridade Participacoes S.A.	2,017,158
473,374		BM&F Bovespa S.A.	1,605,405
101,400		BR Malls Participacoes S.A.	575,542
48,365		Bradespar S.A.	209,268
40,115		Braskem S.A.	186,194
164,156		BRF S.A.	3,938,643
58,376		Centrais Eletricas Brasileiras S.A.	111,607
53,892		Centrais Eletricas Brasileiras S.A. (Preference)	123,319
51,218		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	657,583
35,057		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,164,103
233,356		Cia de Concessoes Rodoviarias	1,328,866
76,900		Cia de Saneamento Basico do Estado de Sao Paulo	383,252
200,691		Cia Energetica de Minas Gerais	890,797
50,220		Cia Energetica de Sao Paulo (Class B)	440,952
25,195		Cia Paranaense de Energia	292,960
172,530		Cia Siderurgica Nacional S.A.	267,483
173,372		Cielo S.A.	2,584,508
52,736		Cosan SA Industria e Comercio	482,107
55,900		CPFL Energia S.A.	352,494
59,005		Cyrela Brazil Realty S.A.	237,713
36,928		EcoRodovias Infraestrutura e Logistica S.A.	142,436
59,900		EDP - Energias do Brasil S.A.	193,323
167,879		Empresa Brasileira de Aeronautica S.A.	1,485,306
76,200		Estacio Participacoes S.A.	473,969
63,263	*	Fibria Celulose S.A.	766,700
210,975		Gerdau S.A. (Preference)	716,289
80,882	*	Hypermarcas S.A.	549,512
200,664		JBS S.A.	855,528
99,020		Klabin S.A.	506,924
356,596		Kroton Educacional S.A.	1,634,634
35,391		Localiza Rent A Car	460,317
25,875		Lojas Americanas S.A.	112,776
114,721		Lojas Americanas S.A.(Preference)	664,832
31,730		Lojas Renner S.A.	833,677
6,900		M Dias Branco S.A.	212,921
249

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

52,617		Metalurgica Gerdau S.A.	$192,957
17,600		Multiplan Empreendimentos Imobiliarios S.A.	316,088
38,392		Natura Cosmeticos S.A.	448,556
45,153		Odontoprev S.A.	173,830
69,547	*	Oi S.A. (Preference)	128,269
767,372		Petroleo Brasileiro S.A.	2,299,328
1,074,946		Petroleo Brasileiro S.A. (Preference)	3,277,018
23,781		Porto Seguro S.A.	240,181
55,900	*	Qualicorp S.A.	553,115
56,500		Raia Drogasil S.A.	544,312
59,420		Satipel Industrial S.A.	164,536
98,045		Souza Cruz S.A.	821,777
38,405		Sul America SA	163,775
90,000		Suzano Papel e Celulose S.A.	364,595
74,621		Telefonica Brasil S.A.	1,379,521
229,966		Tim Participacoes S.A.	1,014,739
27,300		Totvus S.A.	341,549
38,300		Tractebel Energia S.A.	445,354
19,800		Transmissora Alianca de Energia Eletrica S.A.	144,778
105,280		Ultrapar Participacoes S.A.	2,079,508
82,817	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	103,396
300,400		Vale S.A.	2,083,460
457,373		Vale S.A. (Preference)	2,821,028
23,100	*	Via Varejo S.A.	151,948
68,620		Weg S.A.	818,351
		TOTAL BRAZIL	75,877,362

CHILE - 1.3%
491,917		AES Gener S.A.	253,428
538,232		Aguas Andinas S.A.	308,280
5,592,294		Banco de Chile	617,295
5,800		Banco de Credito e Inversiones	242,874
16,209,020		Banco Santander Chile S.A.	769,799
13,627		CAP S.A.	33,554
308,374		Centros Comerciales Sudamericanos S.A.	754,946
36,698		Cia Cervecerias Unidas S.A.	335,841
1,840,066		Colbun S.A.	500,690
31,697,711		CorpBanca S.A.	350,807
67,886		Embotelladora Andina S.A.	191,193
882,991		Empresa Nacional de Electricidad S.A.	1,263,807
35,162		Empresa Nacional de Telecomunicaciones S.A.	329,215
326,169		Empresas CMPC S.A.	810,197
141,187		Empresas COPEC S.A.	1,597,763
5,255,215		Enersis S.A.	1,627,128
73,501	*	Lan Airlines S.A.	775,462
237,399		SACI Falabella	1,557,418
26,182		Sociedad Quimica y Minera de Chile S.A. (Class B)	624,467
84,413		Vina Concha y Toro S.A.	152,484
		TOTAL CHILE	13,096,648

CHINA - 20.3%
201,500	e	AAC Technologies Holdings, Inc	1,287,728
250

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,717,000		Agricultural Bank of China	$2,791,688
526,000		Air China Ltd	504,650
698,000	*	Alibaba Health Information Technology Ltd	458,757
1,128,000	*,e	Aluminum Corp of China Ltd	509,258
340,500	e	Anhui Conch Cement Co Ltd	1,139,849
294,000	e	Anta Sports Products Ltd	518,045
660,000		AviChina Industry & Technology Co	426,449
20,201,000		Bank of China Ltd	11,277,379
2,389,500		Bank of Communications Co Ltd	2,006,013
396,000		BBMG Corp	346,554
446,000		Beijing Capital International Airport Co Ltd	423,764
140,500		Beijing Enterprises Holdings Ltd	1,072,650
1,166,000		Beijing Enterprises Water Group Ltd	765,513
820,000		Brilliance China Automotive Holdings Ltd	1,504,121
177,000	e	Byd Co Ltd	642,829
1,370,000	*,g	CGN Power Co Ltd	581,415
783,700		China Agri-Industries Holdings Ltd	316,547
1,528,000	*	China Cinda Asset Management Co Ltd	722,741
2,224,600		China Citic Bank	1,645,062
385,500	*,g	China CNR Corp Ltd	493,669
1,769,000	e	China Coal Energy Co	974,539
1,225,000		China Communications Construction Co Ltd	1,330,820
808,400		China Communications Services Corp Ltd	364,032
18,287,350		China Construction Bank	14,638,667
850,000		China Everbright Bank Co Ltd	453,010
692,000		China Everbright International Ltd	1,020,994
260,000		China Everbright Ltd	562,271
388,500		China Galaxy Securities Co Ltd	413,658
1,829,000	e	China Huishan Dairy Holdings Co Ltd	292,366
343,824	*	China Insurance International Holdings Co Ltd	1,057,541
165,900		China International Marine Containers Group Co Ltd	318,578
1,858,000		China Life Insurance Co Ltd	7,199,921
849,000		China Longyuan Power Group Corp	911,215
190,000		China Medical System Holdings Ltd	328,629
369,000		China Mengniu Dairy Co Ltd	1,681,368
1,199,000		China Merchants Bank Co Ltd	2,676,167
319,268		China Merchants Holdings International Co Ltd	1,173,263
1,669,800		China Minsheng Banking Corp Ltd	2,026,907
1,526,000		China Mobile Hong Kong Ltd	20,003,538
828,000	e	China National Building Material Co Ltd	795,981
528,000		China Oilfield Services Ltd	868,495
1,064,000		China Overseas Land & Investment Ltd	3,068,032
690,200		China Pacific Insurance Group Co Ltd	3,316,935
696,000		China Pharmaceutical Group Ltd	587,142
591,000		China Railway Construction Corp	677,404
1,162,000		China Railway Group Ltd	848,196
344,000	e	China Resources Enterprise	753,142
232,000		China Resources Gas Group Ltd	564,681
679,555		China Resources Land Ltd	1,738,462
518,000		China Resources Power Holdings Co	1,450,383
991,500		China Shenhua Energy Co Ltd	2,721,701
1,138,000	*	China Shipping Container Lines Co Ltd	357,134
251

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

200,000	e	China South City Holdings Ltd	$65,421
585,000	e	China South Locomotive and Rolling Stock Corp	707,669
506,000		China State Construction International Holdings Ltd	775,631
3,650,000		China Telecom Corp Ltd	2,158,558
1,496,000		China Unicom Ltd	2,239,206
383,000	*,e	China Vanke Co Ltd	829,910
261,500		Chongqing Changan Automobile Co Ltd	654,100
744,000		Chongqing Rural Commercial Bank	455,408
598,000		Citic Pacific Ltd	1,029,301
334,000		CITIC Securities Co Ltd	1,073,057
4,772,000		CNOOC Ltd	6,331,795
772,500	*,e	COSCO Holdings	381,841
509,158		COSCO Pacific Ltd	736,792
1,318,675		Country Garden Holdings Co Ltd	525,433
768,000		Datang International Power Generation Co Ltd	419,897
750,000		Dongfeng Motor Group Co Ltd	1,084,680
206,000		ENN Energy Holdings Ltd	1,217,719
1,475,000	e	Evergrande Real Estate Group	612,233
439,000		Far East Horizon Ltd	374,028
480,000	e	Fosun International	670,365
844,000	e	Franshion Properties China Ltd	247,798
1,530,000	e	Geely Automobile Holdings Ltd	626,824
2,777,668	e	GOME Electrical Appliances Holdings Ltd	382,354
281,000	e	Great Wall Motor Co Ltd	1,603,916
698,000		Guangdong Investments Ltd	936,950
664,000		Guangzhou Automobile Group Co Ltd	602,062
311,600	e	Guangzhou R&F Properties Co Ltd	353,277
208,000		Haitian International Holdings Ltd	403,267
420,000	e	Haitong Securities Co Ltd	910,061
195,500		Hengan International Group Co Ltd	2,320,607
310,000		Huadian Power International Co	280,377
890,000		Huaneng Power International, Inc	1,245,727
18,720,000		Industrial & Commercial Bank of China	13,349,734
532,017		Inner Mongolia Yitai Coal Co	750,676
316,000	*,e	Intime Retail Group Co Ltd	194,352
388,000		Jiangsu Express	481,578
403,000		Jiangxi Copper Co Ltd	655,946
167,000	e	Kingsoft Corp Ltd	397,972
1,646,000	e	Lenovo Group Ltd	2,119,380
356,500	e	Longfor Properties Co Ltd	468,349
235,400	m	New China Life insurance Co Ltd	1,285,662
1,839,000		People’s Insurance Co Group of China Ltd	895,427
923,055		PICC Property & Casualty Co Ltd	1,800,255
647,000		Ping An Insurance Group Co of China Ltd	6,857,509
5,543,000	*	Semiconductor Manufacturing International	480,460
564,000	e	Shandong Weigao Group Medical Polymer Co Ltd	443,063
904,000		Shanghai Electric Group Co Ltd	554,291
129,000		Shanghai Fosun Pharmaceutical Group Co Ltd	465,618
143,000		Shanghai Industrial Holdings Ltd	422,472
213,400		Shanghai Pharmaceuticals Holding Co Ltd	462,101
150,000		Shenzhou International Group Holdings Ltd	545,029
252

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

884,149	e	Shui On Land Ltd	$199,033
1,172,000		Sihuan Pharmaceutical Holdings	754,480
885,471		Sino-Ocean Land Holdings Ltd	566,224
403,000		Sinopec Engineering Group Co Ltd	287,720
1,190,000		Sinopec Shanghai Petrochemical Co Ltd	344,423
273,600	e	Sinopharm Group Co	996,193
427,000		Sinotrans Ltd	301,944
535,500		Soho China Ltd	371,901
668,500	e	Sun Art Retail Group Ltd	604,490
1,282,900		Tencent Holdings Ltd	21,638,101
534,000		Tingyi Cayman Islands Holding Corp	1,315,306
102,000	e	Tsingtao Brewery Co Ltd	682,625
413,200	e	Uni-President China Holdings Ltd	357,112
1,571,000	e	Want Want China Holdings Ltd	1,881,296
135,200	e	Weichai Power Co Ltd	534,866
952,000	e	Yanzhou Coal Mining Co Ltd	757,071
2,062,160	e	Yuexiul Property Co Ltd	400,785
476,000		Zhejiang Expressway Co Ltd	605,742
153,500		Zhuzhou CSR Times Electric Co Ltd	856,293
1,884,000	e	Zijin Mining Group Co Ltd	573,697
169,520		ZTE Corp	371,776
		TOTAL CHINA	203,897,069

COLOMBIA - 0.7%
48,754		Almacenes Exito S.A.	499,529
23,978		Banco Davivienda S.A.	251,769
101,538		BanColombia S.A. (Preference)	1,201,810
87,140		Cementos Argos S.A.	328,560
37,548	*	Cemex Latam Holdings S.A.	234,213
14,182		Corp Financiera Colombiana S.A.	215,404
257	*,m	Corp Financiera Colombiana S.A. (No-Div)	4,004
1,620,910		Ecopetrol S.A.	1,298,721
71,834		Grupo Argos S.A.	545,232
35,394		Grupo Argos S.A.(Preference)	268,646
678,658		Grupo Aval Acciones y Valores	357,408
63,918		Grupo de Inversiones Suramericana S.A.	927,335
28,989		Grupo de Inversiones Suramericana S.A. (Preference)	413,450
77,656		Interconexion Electrica S.A.	238,697
205,228		Isagen S.A. ESP	242,657
		TOTAL COLOMBIA	7,027,435

CZECH REPUBLIC - 0.2%
42,122		CEZ AS	985,918
4,267		Komercni Banka AS	868,349
28,207		Telefonica O2 Czech Republic AS	249,543
		TOTAL CZECH REPUBLIC	2,103,810

EGYPT - 0.2%
231,008		Commercial International Bank	1,673,596
684,365	*	Orascom Telecom Holding SAE	419,035
270,573		Talaat Moustafa Group	408,419
65,419		Telecom Egypt	105,307
		TOTAL EGYPT	2,606,357
253

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

GREECE - 0.3%
891,175	*	Alpha Bank S.A.	$325,598
1,786,650	*	Eurobank Ergasias SA	220,942
8,857	*	Folli Follie S.A.	264,650
63,119	*	Hellenic Telecommunications Organization S.A.	520,498
24,254		JUMBO S.A.	230,453
376,056	*	National Bank of Greece S.A.	384,572
59,557		OPAP S.A.	503,323
557,786	*	Piraeus Bank S.A.	324,539
33,915	*	Public Power Corp	184,392
12,195		Titan Cement Co S.A.	272,279
		TOTAL GREECE	3,231,246

HONG KONG - 0.9%
1,330,000	*,e	Alibaba Pictures Group Ltd	262,281
1,245,000		Belle International Holdings Ltd	1,409,259
558,000		China Gas Holdings Ltd	862,415
637,007		China Resources Cement Holdings Ltd	378,029
2,812,000	*,e	GCL Poly Energy Holdings Ltd	610,584
277,000		Haier Electronics Group Co Ltd	743,881
3,354,000	e	Hanergy Thin Film Power Group Ltd	1,558,104
176,000		Kingboard Chemical Holdings Ltd	284,649
517,000	e	Lee & Man Paper Manufacturing Ltd	271,446
658,000	e	New World China Land Ltd	409,692
530,000	e	Nine Dragons Paper Holdings Ltd	389,329
383,000		Shimao Property Holdings Ltd	803,917
820,000		Sino Biopharmaceutical	819,172
		TOTAL HONG KONG	8,802,758

HUNGARY - 0.2%
16,715		MOL Hungarian Oil and Gas plc	668,972
43,847	e	OTP Bank	581,418
26,552		Richter Gedeon Rt	360,292
		TOTAL HUNGARY	1,610,682

INDIA - 7.3%
32,027		Adani Enterprises Ltd	322,940
8,625		Aditya Birla Nuvo Ltd	250,334
172,104		Ambuja Cements Ltd	689,948
17,505		Apollo Hospitals Enterprise Ltd	370,522
70,289		Asian Paints Ltd	972,039
5,299		Associated Cement Co Ltd	133,305
34,452		Aurobindo Pharma Ltd	693,166
19,115		Bajaj Holdings and Investment Ltd	736,934
156,515		Bharat Heavy Electricals	734,267
82,382		Bharat Petroleum Corp Ltd	992,915
157,045		Bharti Airtel Ltd	945,946
166,536		Cairn India Ltd	625,797
85,829		Cipla Ltd	962,332
176,726		Coal India Ltd	1,025,240
113,999		Dabur India Ltd	470,284
254

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,032		Divi S Laboratories Ltd	$253,796
98,547		DLF Ltd	268,757
29,670		Dr Reddy’s Laboratories Ltd	1,536,056
83,714		GAIL India Ltd	570,478
1,505		GlaxoSmithKline Consumer Healthcare Ltd	136,660
23,381		Godrej Consumer Products Ltd	399,967
60,789		HCL Technologies Ltd	1,754,283
9,507		Hero Honda Motors Ltd	438,820
319,143		Hindalco Industries Ltd	717,144
189,756		Hindustan Lever Ltd	2,856,377
374,398		Housing Development Finance Corp	7,608,051
287,565		ICICI Bank Ltd	1,670,630
253,038		Idea Cellular Ltd	631,356
230,524		Infosys Technologies Ltd	7,923,540
572,549		ITC Ltd	3,395,661
98,614		Jindal Steel & Power Ltd	252,460
20,436		JSW Steel Ltd	321,840
83,001		Larsen & Toubro Ltd	2,271,724
69,612		LIC Housing Finance Ltd	536,624
62,848		Mahindra & Mahindra Financial Services Ltd	258,897
84,821		Mahindra & Mahindra Ltd	1,728,121
28,299		Motherson Sumi Systems Ltd	205,591
142,681		Mundra Port and Special Economic Zone Ltd	784,011
5,317		Nestle India Ltd	610,642
408,244		NTPC Ltd	944,873
62,761		Oil India Ltd	539,966
13,054		Piramal Healthcare Ltd	175,750
72,973		Power Finance Corp Ltd	350,333
32,126	*	Ranbaxy Laboratories Ltd	363,149
215,079	*	Reliance Communication Ventures Ltd	275,894
27,225	*	Reliance Energy Ltd	222,683
350,380		Reliance Industries Ltd	5,168,819
81,835		Rural Electrification Corp Ltd	438,917
322,899		Sesa Sterlite Ltd	1,048,098
35,591		Shriram Transport Finance Co Ltd	654,413
14,564		Siemens India Ltd	244,479
393,900		State Bank of India	1,958,977
182,937		Sun Pharmaceutical Industries Ltd	2,706,225
118,359		Tata Consultancy Services Ltd	4,743,246
199,660		Tata Motors Ltd	1,882,907
277,989		Tata Power Co Ltd	405,433
81,452		Tata Steel Ltd	512,742
14,094		Tech Mahindra Ltd	652,080
10,322		Ultra Tech Cement Ltd	523,019
13,542		United Breweries Ltd	212,355
14,068	*	United Spirits Ltd	783,944
154,924		Wipro Ltd	1,512,452
75,765	*	ZEE Telefilms Ltd	459,773
		TOTAL INDIA	73,837,982

INDONESIA - 2.6%
5,089,000		Adaro Energy Tbk	399,873
255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,901,100		Bank Rakyat Indonesia	$2,654,451
225,300		Indofood CBP Sukses Makmur Tbk	256,916
98,700		PT Astra Agro Lestari Tbk	180,401
5,102,100		PT Astra International Tbk	3,141,649
3,126,200		PT Bank Central Asia Tbk	3,282,381
659,066		PT Bank Danamon Indonesia Tbk	228,347
2,357,671		PT Bank Mandiri Persero Tbk	2,030,913
1,890,993		PT Bank Negara Indonesia	926,547
1,238,800		PT Bumi Serpong Damai	196,405
1,828,800		PT Charoen Pokphand Indonesia Tbk	568,017
671,400		PT Excelcomindo Pratama	253,529
1,404,000		PT Global MediaCom Tbk	204,783
126,200		PT Gudang Garam Tbk	573,778
180,400		PT Indo Tambangraya Megah	237,704
358,400		PT Indocement Tunggal Prakarsa Tbk	646,013
881,900		PT Indofood Sukses Makmur Tbk	524,219
391,400		PT Jasa Marga Tbk	221,464
4,834,000		PT Kalbe Farma Tbk	709,251
4,038,100		PT Lippo Karawaci Tbk	360,878
521,400		PT Matahari Department Store Tbk	636,798
1,044,200		PT Media Nusantara Citra Tbk	234,934
2,595,000		PT Perusahaan Gas Negara Persero Tbk	1,030,905
758,100		PT Semen Gresik Persero Tbk	866,941
1,024,300		PT Surya Citra Media Tbk	274,963
366,500		PT Tambang Batubara Bukit Asam Tbk	327,551
13,115,200		PT Telekomunikasi Indonesia Persero Tbk	2,911,539
363,200		PT Unilever Indonesia Tbk	1,022,408
420,900		PT United Tractors Tbk	592,274
445,000		Tower Bersama Infrastructure	333,204
		TOTAL INDONESIA	25,829,036

KOREA, REPUBLIC OF - 14.2%
854		Amorepacific Corp	2,058,151
41,562		BS Financial Group, Inc	525,346
16,362	*	Celltrion, Inc	606,795
18,450	*	Cheil Communications, Inc	332,432
3,700	*	Cheil Industries, Inc	460,132
1,888		CJ CheilJedang Corp	604,900
3,528		CJ Corp	553,919
6,998		Daelim Industrial Co	349,157
20,970	*	Daewoo Engineering & Construction Co Ltd	129,511
11,433		Daewoo International Corp	285,850
48,404	*	Daewoo Securities Co Ltd	443,724
27,485		Daewoo Shipbuilding & Marine Engineering Co Ltd	484,628
6,331		Daum Communications	879,593
4,042	*	DC Chemical Co Ltd	286,567
34,362		DGB Financial Group Co Ltd	329,536
10,025		Dongbu Insurance Co Ltd	483,632
1,617		Doosan Corp	152,960
14,646		Doosan Heavy Industries and Construction Co Ltd	310,742
26,980	*	Doosan Infracore Co Ltd	249,799
5,508		E-Mart Co Ltd	1,045,092
256

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,596		GLOVIS Co Ltd	$800,935
11,581	*	GS Engineering & Construction Corp	263,235
20,342		GS Holdings Corp	769,816
9,067		Halla Climate Control Corp	381,686
72,289		Hana Financial Group, Inc	2,113,060
17,257		Hankook Tire Co Ltd	829,823
22,203		Hanwha Chemical Corp	248,419
11,305		Hanwha Corp	282,043
4,113		Honam Petrochemical Corp	648,945
8,458		Hotel Shilla Co Ltd	784,805
144,886	*	Hynix Semiconductor, Inc	6,258,428
4,965		Hyosung Corp	327,637
3,491		Hyundai Department Store Co Ltd	378,495
15,220		Hyundai Development Co	595,381
17,167		Hyundai Engineering & Construction Co Ltd	679,376
10,437		Hyundai Heavy Industries	1,069,499
11,800		Hyundai Marine & Fire Insurance Co Ltd	280,820
18,473	*	Hyundai Merchant Marine Co Ltd	173,142
2,740		Hyundai Mipo Dockyard	192,290
17,199		Hyundai Mobis	3,888,140
38,409		Hyundai Motor Co	5,902,846
10,264		Hyundai Motor Co Ltd (2nd Preference)	1,121,070
6,852		Hyundai Motor Co Ltd (Preference)	716,457
17,708		Hyundai Steel Co	1,062,417
3,613		Hyundai Wia Corp	504,071
63,831		Industrial Bank of Korea	749,842
5,780		Jinro Ltd	121,758
28,326		Kangwon Land, Inc	835,314
96,740		KB Financial Group, Inc	3,249,808
1,194		KCC Corp	600,749
3,049		KEPCO Plant Service & Engineering Co Ltd	245,571
66,143		Kia Motors Corp	2,764,253
10,553		Korea Aerospace Industries Ltd	449,085
66,246		Korea Electric Power Corp	2,590,147
881	*	Korea Express Co Ltd	154,293
6,951	*	Korea Gas Corp	286,178
8,950		Korea Investment Holdings Co Ltd	421,777
2,829		Korea Kumho Petrochemical	230,401
55,609		Korea Life Insurance Co Ltd	394,473
2,401		Korea Zinc Co Ltd	937,846
7,355	*	Korean Air Lines Co Ltd	319,252
15,402		KT Corp	419,345
28,666		KT&G Corp	2,092,560
12,242		LG Chem Ltd	2,201,617
2,611		LG Chem Ltd (Preference)	346,600
24,803		LG Corp	1,395,856
25,156		LG Electronics, Inc	1,393,661
2,390		LG Household & Health Care Ltd	1,503,584
2,992	*	LG Innotek Co Ltd	265,178
54,508		LG Telecom Ltd	600,928
58,425	*	LG.Philips LCD Co Ltd	1,919,735
169		Lotte Confectionery Co Ltd	288,002
257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,507		Lotte Shopping Co Ltd	$542,549
3,131		LS Cable Ltd	137,243
2,364		LS Industrial Systems Co Ltd	130,296
6,108		Mirae Asset Securities Co Ltd	257,041
7,004		Naver Corp	4,539,736
3,849		NCsoft	702,891
843		Orion Corp	804,415
761		Pacific Corp	867,423
11,158		Paradise Co Ltd	266,610
16,300		POSCO	3,786,411
3,578		S1 Corp (Korea)	260,310
8,399		Samsung Card Co	291,932
31,995		Samsung Corp	1,621,193
15,023		Samsung Electro-Mechanics Co Ltd	914,316
27,503		Samsung Electronics Co Ltd	34,142,186
5,131		Samsung Electronics Co Ltd (Preference)	4,994,233
6,953	*	Samsung Engineering Co Ltd	239,815
8,465		Samsung Fire & Marine Insurance Co Ltd	2,283,445
40,685		Samsung Heavy Industries Co Ltd	658,673
15,764		Samsung Life Insurance Co Ltd	1,619,184
13,603		Samsung SDI Co Ltd	1,587,344
6,798	*	Samsung SDS Co Ltd	1,644,176
14,049		Samsung Securities Co Ltd	606,170
104,597		Shinhan Financial Group Co Ltd	4,270,529
1,503		Shinsegae Co Ltd	220,394
5,022		SK C&C Co Ltd	1,070,429
6,348		SK Corp	989,723
17,628		SK Energy Co Ltd	1,496,959
27,882	*	SK Networks Co Ltd	238,838
2,813		SK Telecom Co Ltd	737,191
17,112		S-Oil Corp	941,281
12,677		Woongjin Coway Co Ltd	1,015,947
68,974	*	Woori Bank	555,021
25,261		Woori Investment & Securities Co Ltd	254,372
2,000		Yuhan Corp	312,142
		TOTAL KOREA, REPUBLIC OF	142,623,533

MALAYSIA - 3.3%
209,600		AirAsia BHD	161,764
212,700		Alliance Financial Group BHD	280,239
362,000		AMMB Holdings BHD	624,531
333,400		Astro Malaysia Holdings BHD	268,337
129,391		Berjaya Sports Toto BHD	120,774
35,600		British American Tobacco Malaysia BHD	647,144
770,000		Bumi Armada BHD	254,718
1,266,576		Bumiputra-Commerce Holdings BHD	1,917,549
853,596		Dialog Group BHD	380,211
818,600		Digi.Com BHD	1,446,311
281,800		Felda Global Ventures Holdings BHD	189,524
438,100		Gamuda BHD	612,353
501,975		Genting BHD	1,220,073
41,000		Genting Plantations BHD	114,818
258

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

90,620		Hong Leong Bank BHD	$349,481
31,000		Hong Leong Credit BHD	144,092
683,400		IHH Healthcare BHD	977,336
255,300		IJM Corp BHD	485,470
777,300		IOI Corp BHD	1,009,119
352,333		IOI Properties Group Sdn BHD	199,550
125,200		Kuala Lumpur Kepong BHD	781,982
81,300		Lafarge Malayan Cement BHD	222,074
1,169,655		Malayan Banking BHD	2,807,970
148,054		Malaysia Airports Holdings BHD	291,647
438,300		Maxis BHD	855,822
323,400		MISC BHD	690,835
634,200		Petronas Chemicals Group BHD	888,813
132,300		Petronas Dagangan BHD	643,716
174,200		Petronas Gas BHD	1,065,943
124,700		PPB Group BHD	498,693
700,440		Public Bank BHD	3,498,701
763,900		Resorts World BHD	853,220
97,271		RHB Capital BHD	218,605
1,107,100		Sapurakencana Petroleum BHD	813,787
810,228		Sime Darby BHD	2,098,835
370,257		Telekom Malaysia BHD	712,264
735,350		Tenaga Nasional BHD	2,932,960
652,400		TM International BHD	1,292,763
231,400		UEM Land Holdings BHD	80,676
113,300		UMW Holdings BHD	340,280
975,000		YTL Corp BHD	472,988
142,769		YTL Power International BHD	62,893
		TOTAL MALAYSIA	33,528,861

MEXICO - 4.3%
733,250	*	Alfa S.A. de C.V. (Class A)	1,343,766
8,328,470	e	America Movil S.A. de C.V. (Series L)	8,906,593
3,064,291	*,e	Cemex S.A. de C.V.	2,720,952
110,560		Coca-Cola Femsa S.A. de C.V.	895,942
255,286	*,e	Compartamos SAB de C.V.	482,318
126,900		Controladora Comercial Mexicana S.A. de C.V.	385,538
54,900	*	El Puerto de Liverpool SAB de C.V.	562,460
96,225	*	Embotelladoras Arca SAB de C.V.	568,767
547,600		Fibra Uno Administracion S.A. de C.V.	1,651,257
487,237	*	Fomento Economico Mexicano S.A. de C.V.	4,069,328
166,200	*,e	Genomma Lab Internacional S.A. de C.V.	263,224
48,500		Gruma SAB de C.V.	525,332
87,328		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	577,351
50,200	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	656,339
388,820	*,e	Grupo Bimbo S.A. de C.V. (Series A)	989,332
136,498		Grupo Carso S.A. de C.V. (Series A1)	597,096
87,300	*	Grupo Comercial Chedraui S.a. DE C.V.	241,932
632,587		Grupo Financiero Banorte S.A. de C.V.	3,210,307
555,032		Grupo Financiero Inbursa S.A.	1,431,134
479,200	e	Grupo Financiero Santander Mexico SAB de C.V.	1,014,698
151,300	*	Grupo Lala SAB de C.V.	295,646
259

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

880,556		Grupo Mexico S.A. de C.V. (Series B)	$2,325,709
636,326	*	Grupo Televisa S.A.	4,141,563
32,617	e	Industrias Penoles S.A. de C.V.	643,832
407,942		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	791,962
243,696	*	Mexichem SAB de C.V.	675,673
62,440	*,e	Minera Frisco SAB de C.V.	81,812
210,700	*	OHL Mexico SAB de CV	400,048
64,700	*	Promotora y Operadora de Infraestructura SAB de C.V.	728,255
1,312,989	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	2,535,844
		TOTAL MEXICO	43,714,010

PERU - 0.3%
57,822		Cia de Minas Buenaventura S.A. (ADR) (Series B)	660,327
16,072		Credicorp Ltd (NY)	2,316,297
		TOTAL PERU	2,976,624

PHILIPPINES - 1.3%
484,880		Aboitiz Equity Ventures, Inc	621,171
332,400		Aboitiz Power Corp	334,306
455,300		Alliance Global Group, Inc	257,323
50,348		Ayala Corp	827,294
1,645,000		Ayala Land, Inc	1,339,732
396,956		Banco de Oro Universal Bank	1,030,237
197,470		Bank of the Philippine Islands	442,263
912,800		DMCI Holdings, Inc	318,402
7,430		Globe Telecom, Inc	293,274
127,780		International Container Term Services, Inc	329,156
659,830		JG Summit Holdings (Series B)	980,175
108,030		Jollibee Foods Corp	567,161
3,090,000		Megaworld Corp	362,404
2,223,600		Metro Pacific Investments Corp	260,330
71,033		Metropolitan Bank & Trust	153,020
25,965		Philippine Long Distance Telephone Co	1,747,068
2,420,400		PNOC Energy Development Corp	468,093
41,940		SM Investments Corp	881,782
1,808,775		SM Prime Holdings	760,266
243,170		Universal Robina	1,140,852
		TOTAL PHILIPPINES	13,114,309

POLAND - 1.4%
7,112	*	Alior Bank S.A.	164,530
5,795		Bank Handlowy w Warszawie S.A.	168,960
73,388		Bank Millennium S.A.	148,140
33,058		Bank Pekao S.A.	1,594,558
6,630		Bank Zachodni WBK S.A.	616,870
2,875		BRE Bank S.A.	363,513
3,139		CCC S.A.	130,282
45,713		Cyfrowy Polsat S.A.	293,685
55,446		Enea S.A.	246,348
45,941		Energa S.A.	260,319
15,689		Eurocash S.A.	155,699
254,984	*	Get Bank S.A.	136,923
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

49,843	*	Grupa Lotos S.A.	$328,900
37,893		KGHM Polska Miedz S.A.	1,074,250
201		LPP S.A.	406,547
644,074		Polish Oil & Gas Co	760,008
222,892		Polska Grupa Energetyczna S.A.	1,167,910
105,361		Polski Koncern Naftowy Orlen S.A.	1,554,556
214,071		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,980,623
14,806		Powszechny Zaklad Ubezpieczen S.A.	2,013,616
95,708		Synthos S.A.	110,909
194,976		Tauron Polska Energia S.A.	262,314
153,060		Telekomunikacja Polska S.A.	369,232
9,439		Zaklady Azotowe w Tarnowie-Moscicach S.A.	180,502
		TOTAL POLAND	14,489,194

QATAR - 0.8%
34,886	*	Barwa Real Estate Co	420,023
8,659	*	Commercial Bank of Qatar QSC	160,346
8,371	*	Doha Bank QSC	134,184
20,286	*	Gulf International Services OSC	563,788
29,374	*	Industries Qatar QSC	1,198,257
106,696	*	Masraf Al Rayan	1,306,888
19,761	*	Ooredoo QSC	623,785
7,075	*	Qatar Electricity & Water Co	363,889
19,449	*	Qatar Islamic Bank SAQ	548,648
37,553	*	Qatar National Bank	2,039,098
132,091	*	Vodafone Qatar	539,435
		TOTAL QATAR	7,898,341

RUSSIA - 3.0%
33,708		AFK Sistema (GDR)	150,001
1,513,891		Gazprom OAO (ADR)	6,076,892
133,775		LUKOIL (ADR)	5,259,946
65,166		Magnit OAO (GDR)	2,477,888
145,393		MMC Norilsk Nickel (ADR)	2,396,384
107,849		Mobile TeleSystems (ADR)	847,693
24,811		NovaTek OAO (GDR)	1,724,651
399,490		Rosneft Oil Co (GDR)	1,294,813
40,710		Rostelecom (ADR)	285,803
347,233		RusHydro (ADR)	262,508
700,900		Sberbank of Russian Federation (ADR)	2,583,102
61,705		Severstal (GDR)	561,141
484,241		Surgutneftegaz (ADR)	2,102,466
67,002		Tatneft (GDR)	1,568,968
3,625		TMK OAO (GDR)	9,241
71,265	*	Uralkali (GDR)	884,350
688,666		VTB Bank OJSC (GDR)	1,321,542
		TOTAL RUSSIA	29,807,389

SOUTH AFRICA - 7.8%
331,683	*,e,m	African Bank Investments Ltd	285
29,596		African Rainbow Minerals Ltd	297,630
14,655	*	Anglo Platinum Ltd	449,270
261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

109,738	*	AngloGold Ashanti Ltd	$1,331,001
79,064		Aspen Pharmacare Holdings Ltd	2,960,505
4,702	e	Assore Ltd	64,558
75,350		Barclays Africa Group Ltd	1,280,982
44,200		Barloworld Ltd	333,511
79,287		Bidvest Group Ltd	2,188,209
83,974	*	Brait S.A.	554,675
56,058		Coronation Fund Managers Ltd	496,118
84,993		Discovery Holdings Ltd	837,124
67,287	e	Exxaro Resources Ltd	596,194
804,111		FirstRand Ltd	3,578,594
41,232		Foschini Ltd	591,167
204,143		Gold Fields Ltd	1,176,032
120,662		Gold Reef Resorts Ltd	284,199
545,126		Growthpoint Properties Ltd	1,368,667
148,465	*	Impala Platinum Holdings Ltd	963,258
41,140		Imperial Holdings Ltd	724,718
54,289		Investec Ltd	454,734
16,491	e	Kumba Iron Ore Ltd	316,983
20,284		Liberty Holdings Ltd	228,358
248,707		Life Healthcare Group Holdings Pte Ltd	925,549
19,917		Massmart Holdings Ltd	283,485
100,208		Mediclinic International Ltd	990,858
207,068		Metropolitan Holdings Ltd	557,101
57,525		Mr Price Group Ltd	1,302,937
418,217		MTN Group Ltd	7,222,063
139,846		Nampak Ltd	509,813
98,270		Naspers Ltd (N Shares)	14,176,612
46,133	e	Nedbank Group Ltd	1,011,331
267,363		Network Healthcare Holdings Ltd	887,601
63,787		Pick’n Pay Stores Ltd	314,405
92,349		PPC Ltd	169,231
738,814		Redefine Properties Ltd	721,387
124,184		Remgro Ltd	2,873,586
23,452		Resilient Property Income Fund Ltd	177,889
179,661		RMB Holdings Ltd	1,014,742
151,608		RMI Holdings	553,162
478,955		Sanlam Ltd	2,870,732
123,781	*,e	Sappi Ltd	508,218
149,317		Sasol Ltd	5,393,324
119,869		Shoprite Holdings Ltd	1,894,848
34,986		Spar Group Ltd	551,896
311,944		Standard Bank Group Ltd	4,119,291
523,875	e	Steinhoff International Holdings Ltd	2,677,495
39,749	*	Telkom S.A. Ltd	237,538
41,610		Tiger Brands Ltd	1,403,249
91,203		Truworths International Ltd	631,577
93,327	e	Vodacom Group Pty Ltd	1,071,519
255,591		Woolworths Holdings Ltd	1,897,141
		TOTAL SOUTH AFRICA	78,025,352
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TAIWAN - 12.0%
642,912	*	Acer, Inc	$417,111
1,630,372		Advanced Semiconductor Engineering, Inc	2,047,289
76,850		Advantech Co Ltd	573,829
591,512		Asia Cement Corp	713,138
492,000		Asia Pacific Telecom Co Ltd	235,690
179,500		Asustek Computer, Inc	1,876,064
2,266,000		AU Optronics Corp	1,232,000
172,000		Catcher Technology Co Ltd	1,504,067
2,116,270		Cathay Financial Holding Co Ltd	3,030,564
231,960		Chailease Holding Co Ltd	547,500
1,035,413		Chang Hwa Commercial Bank	584,242
428,490		Cheng Shin Rubber Industry Co Ltd	1,032,846
111,453		Chicony Electronics Co Ltd	305,831
704,000	*	China Airlines	355,200
3,710,754		China Development Financial Holding Corp	1,218,568
841,807		China Life Insurance Co Ltd (Taiwan)	705,592
60,000		China Motor Corp	51,488
2,934,850		China Steel Corp	2,486,378
3,598,633		Chinatrust Financial Holding Co	2,282,810
1,011,600		Chunghwa Telecom Co Ltd	3,057,081
87,497		Clevo Co	132,400
1,083,000		Compal Electronics, Inc	789,738
150,000		CTCI Corp	237,028
473,000		Delta Electronics, Inc	2,889,038
1,589,237		E.Sun Financial Holding Co Ltd	977,652
42,400		Eclat Textile Co Ltd	438,939
283,000		Epistar Corp	501,358
488,967	*	Eva Airways Corp	377,139
286,299	*	Evergreen Marine Corp Tawain Ltd	203,987
165,985		Far Eastern Department Stores Co Ltd	141,616
709,522		Far Eastern Textile Co Ltd	714,110
395,000		Far EasTone Telecommunications Co Ltd	965,028
36,256		Farglory Land Development Co Ltd	42,344
1,879,501		First Financial Holding Co Ltd	1,094,918
783,270		Formosa Chemicals & Fibre Corp	1,676,083
7,635		Formosa International Hotels Corp	77,121
508,000		Formosa Petrochemical Corp	1,082,233
1,023,600		Formosa Plastics Corp	2,470,188
104,000		Formosa Taffeta Co Ltd	105,018
180,240		Foxconn Technology Co Ltd	488,026
1,733,812		Fubon Financial Holding Co Ltd	2,747,378
2,366,970		Fuhwa Financial Holdings Co Ltd	1,135,500
65,000		Giant Manufacturing Co Ltd	567,320
9,000		Hermes Microvision, Inc	424,958
193,500	*	High Tech Computer Corp	959,299
128,300		Highwealth Construction Corp	260,057
48,709		Hiwin Technologies Corp	400,735
3,080,153		Hon Hai Precision Industry Co, Ltd	8,451,912
67,000		Hotai Motor Co Ltd	962,715
1,412,167		Hua Nan Financial Holdings Co Ltd	785,013
2,135,061		InnoLux Display Corp	1,028,594
633,000	*	Inotera Memories, Inc	905,050
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

555,060		Inventec Co Ltd	$409,967
52,000		Kinsus Interconnect Technology Corp	166,649
27,000		Largan Precision Co Ltd	2,245,254
484,946		Lite-On Technology Corp	597,706
354,961		MediaTek, Inc	5,397,267
2,627,655		Mega Financial Holding Co Ltd	2,005,014
53,000		Merida Industry Co Ltd	366,092
1,245,860		Nan Ya Plastics Corp	2,503,227
139,000		Novatek Microelectronics Corp Ltd	764,571
448,000		Pegatron Technology Corp	1,191,268
28,000		Phison Electronics Corp	198,495
439,000		Pou Chen Corp	601,209
134,000		Powertech Technology, Inc	221,685
155,000		President Chain Store Corp	1,191,530
654,000		Quanta Computer, Inc	1,593,792
93,814		Radiant Opto-Electronics Corp	296,781
127,085		Realtek Semiconductor Corp	385,322
126,735		Ruentex Development Co Ltd	190,259
123,730		Ruentex Industries Ltd	268,226
38,604		Scinopharm Taiwan Ltd	64,708
1,178,474		Shin Kong Financial Holding Co Ltd	328,522
765,000		Siliconware Precision Industries Co	1,289,967
58,490		Simplo Technology Co Ltd	287,016
1,748,323		SinoPac Financial Holdings Co Ltd	711,512
81,851		Standard Foods Corp	175,940
252,000		Synnex Technology International Corp	362,234
2,007,266		Taishin Financial Holdings Co Ltd	823,005
355,156	*	Taiwan Business Bank	103,091
901,914		Taiwan Cement Corp	1,217,686
1,126,727		Taiwan Cooperative Financial Holding	581,102
184,000		Taiwan Fertilizer Co Ltd	320,572
172,129		Taiwan Glass Industrial Corp	125,099
445,200		Taiwan Mobile Co Ltd	1,468,003
6,106,000		Taiwan Semiconductor Manufacturing Co Ltd	26,851,920
532,000		Teco Electric and Machinery Co Ltd	496,628
56,626		TPK Holding Co Ltd	366,854
28,000		Transcend Information, Inc	89,222
118,567		TSRC Corp	141,028
55,000		U-Ming Marine Transport Corp	84,995
274,000		Unimicron Technology Corp	187,645
1,227,548		Uni-President Enterprises Corp	1,956,005
3,135,000		United Microelectronics Corp	1,518,101
191,000		Vanguard International Semiconductor Corp	323,523
749,000	*	Walsin Lihwa Corp	231,195
594,538		Wistron Corp	542,034
296,500		WPG Holdings Co Ltd	368,131
223,700	*	Yang Ming Marine Transport	120,461
141,000		Yulon Motor Co Ltd	205,912
62,127		Zhen Ding Technology Holding Ltd	174,142
		TOTAL TAIWAN	120,400,350
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

THAILAND - 2.4%
272,200		Advanced Info Service PCL (Foreign)	$2,033,840
87,600		Airports of Thailand PCL (Foreign)	864,342
153,800		Bangkok Bank PCL (Foreign)	901,651
686,000		Bangkok Dusit Medical Services PCL	388,958
473,000		Banpu PCL (Foreign)	350,943
257,700		BEC World PCL (Foreign)	405,138
970,600		BTS Group Holdings PCL (Foreign)	291,160
96,000		Bumrungrad Hospital PCL (Foreign)	456,657
245,600		Central Pattana PCL (Foreign)	334,792
551,900		Charoen Pokphand Foods PCL	425,771
1,182,800		CP Seven Eleven PCL (Foreign)	1,498,443
250,000		Energy Absolute PCL (Foreign)	190,409
154,700		Glow Energy PCL (Foreign)	429,217
542,743		Home Product Center PCL (Foreign)	135,147
266,178		Indorama Ventures PCL (Foreign)	177,066
4,354,300		IRPC PCL (Foreign)	454,360
470,700		Kasikornbank PCL (Foreign)	3,216,232
1,010,050		Krung Thai Bank PCL (Foreign)	699,252
195,700		Minor International PCL (Foreign)	216,069
442,384		PTT Exploration & Production PCL (Foreign)	1,474,866
471,441		PTT Global Chemical PCL (Foreign)	813,518
286,000		PTT PCL (Foreign)	3,023,889
109,900		Siam Cement PCL (Foreign)	1,671,112
349,200		Siam Commercial Bank PCL (Foreign)	1,912,961
484,900		Thai Oil PCL (Foreign)	757,724
1,958,700		TMB Bank PCL (Foreign)	185,282
1,314,846	*	True Corp PCL (Foreign)	544,809
		TOTAL THAILAND	23,853,608

TURKEY - 1.7%
468,242		Akbank TAS	1,705,830
47,610	*	Anadolu Efes Biracilik Ve Malt Sanayii AS	417,726
42,401		Arcelik AS	269,472
55,225		BIM Birlesik Magazalar AS	1,114,450
17,406		Coca-Cola Icecek AS	350,972
415,887		Emlak Konut Gayrimenkul Yatiri	543,079
104,403		Enka Insaat ve Sanayi AS	210,926
359,668		Eregli Demir ve Celik Fabrikalari TAS	644,789
11,768		Ford Otomotiv Sanayi AS	163,206
242,708		Haci Omer Sabanci Holding AS	1,022,363
166,185		KOC Holding AS	861,713
38,412		TAV Havalimanlari Holding AS	286,523
18,527		Tofas Turk Otomobil Fabrik	123,331
44,462		Tupras Turkiye Petrol Rafine	963,659
126,045	*	Turk Hava Yollari	481,039
142,252		Turk Sise ve Cam Fabrikalari AS	222,053
95,157		Turk Telekomunikasyon AS	284,695
221,307	*	Turkcell Iletisim Hizmet AS	1,274,031
594,698		Turkiye Garanti Bankasi AS	2,500,579
168,278		Turkiye Halk Bankasi AS	1,080,532
412,163		Turkiye Is Bankasi (Series C)	1,194,766
199,158		Turkiye Vakiflar Bankasi Tao	462,679
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

31,753		Ulker Biskuvi Sanayi AS	$251,192
198,601		Yapi ve Kredi Bankasi	410,561
		TOTAL TURKEY	16,840,166

UNITED ARAB EMIRATES - 0.6%
273,117	*	Abu Dhabi Commercial Bank PJSC	513,813
877,914	*	Aldar Properties PJSC	566,553
309,509	*	Arabtec Holding Co	243,743
41,442		DP World Ltd	813,138
557,713	*	Dubai Financial Market	287,756
264,904	*	Dubai Islamic Bank PJSC	469,077
922,095		Emaar Properties PJSC	1,680,694
131,301		First Gulf Bank PJSC	605,433
132,942	*	National Bank of Abu Dhabi PJSC	465,028
		TOTAL UNITED ARAB EMIRATES	5,645,235

UNITED STATES - 5.0%
419,000		iShares Core MSCI Emerging Markets ETF	19,701,380
552,296	e	iShares MSCI Emerging Markets	21,550,590
19,500		iShares MSCI South Korea Index Fund	1,085,565
45,196	e	Southern Copper Corp (NY)	1,232,947
167,000		Vanguard Emerging Markets ETF	6,669,980
		TOTAL UNITED STATES	50,240,462

		TOTAL COMMON STOCKS	1,001,077,819
		(Cost $1,024,746,585)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
829,475		ITAUSA Investimentos Itau PR	2,825,455
		TOTAL BRAZIL	2,825,455

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	698
		TOTAL PHILIPPINES	698

		TOTAL PREFERRED STOCKS	2,826,153
		(Cost $3,312,885)

RIGHTS / WARRANTS - 0.0%
KOREA, REPUBLIC OF - 0.0%
2,838	m	Hyundai Merchant Marine Co Ltd	7,732
		TOTAL KOREA, REPUBLIC OF	7,732

		TOTAL RIGHTS / WARRANTS	7,732
		(Cost $0)
266

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 5.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.7%
57,090,717	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$57,090,717
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	57,090,717
		TOTAL SHORT-TERM INVESTMENTS	57,090,717
		(Cost $57,090,717)

		TOTAL INVESTMENTS - 105.6%	1,061,002,421
		(Cost $1,085,150,187)
		OTHER ASSETS & LIABILITIES, NET - (5.6)%	(56,087,620)
		NET ASSETS - 100.0%	$1,004,914,801

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $53,525,834.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/15, the aggregate value of these securities amounted to $1,075,084 or 0.1% of net assets.
m	Indicates a security that has been deemed illiquid.
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$302,800,404	30.1%
INFORMATION TECHNOLOGY	177,534,767	17.6
CONSUMER DISCRETIONARY	86,816,017	8.6
CONSUMER STAPLES	79,923,429	8.0
ENERGY	73,877,666	7.4
TELECOMMUNICATION SERVICES	72,943,491	7.3
MATERIALS	69,897,761	7.0
INDUSTRIALS	65,111,564	6.5
UTILITIES	52,458,390	5.2
HEALTH CARE	22,548,215	2.2
SHORT-TERM INVESTMENTS	57,090,717	5.7
OTHER ASSETS & LIABILITIES, NET	(56,087,620)	(5.6)

NET ASSETS	$1,004,914,801	100.0%
268

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.1%
326,455		AGL Energy Ltd	$3,608,861
186,040	e	ALS Ltd	702,471
1,268,409	*	Alumina Ltd	1,898,571
551,386		Amcor Ltd	5,449,471
1,358,456		AMP Ltd	6,058,190
518,583	e	APA Group	3,269,023
451,524		Asciano Group	2,102,179
773,933		AusNet Services	840,059
1,282,209		Australia & New Zealand Banking Group Ltd	32,731,537
95,411	e	Australian Stock Exchange Ltd	2,819,935
165,534		Bank of Queensland Ltd	1,603,500
223,472	*	Bendigo Bank Ltd	2,314,284
1,508,082	e	BHP Billiton Ltd	34,783,505
370,746		Boral Ltd	1,604,639
705,900		Brambles Ltd	5,783,144
59,906		Caltex Australia Ltd	1,550,382
280,442		Coca-Cola Amatil Ltd	2,104,958
27,289	e	Cochlear Ltd	1,753,957
760,070		Commonwealth Bank of Australia	52,555,066
209,752		Computershare Ltd	1,884,617
160,547	e	Crown Ltd	1,686,904
220,586		CSL Ltd	15,011,652
426,927		Dexus Property Group	2,549,638
675,705		Federation Centres	1,584,859
30,577	e	Flight Centre Ltd	892,580
755,585	e	Fortescue Metals Group Ltd	1,370,096
829,621		GPT Group (ASE)	2,908,817
248,939	e	Harvey Norman Holdings Ltd	760,329
597,247	*	Healthscope Ltd	1,249,236
206,428	e	Iluka Resources Ltd	1,121,038
763,376		Incitec Pivot Ltd	2,129,150
1,123,223		Insurance Australia Group Ltd	5,564,154
45,893		Leighton Holdings Ltd	730,317
250,249		Lend Lease Corp Ltd	3,225,618
771,439		Macquarie Goodman Group	3,657,114
132,270		Macquarie Group Ltd	6,339,914
1,281,567	*	Medibank Pvt Ltd	2,374,525
420,419	e	Metcash Ltd	474,604
1,770,140		Mirvac Group	2,647,644
1,099,387		National Australia Bank Ltd	30,319,359
355,251	*	Newcrest Mining Ltd	3,835,808
958,339		Novion Property Group	1,719,632
167,846		Orica Ltd	2,356,023
499,670		Origin Energy Ltd	4,123,186
269

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

259,599	*	Qantas Airways Ltd	$523,111
613,359		QBE Insurance Group Ltd	5,028,240
979,006		QR National Ltd	3,743,637
62,613		Ramsay Health Care Ltd	2,881,374
29,013		REA Group Ltd	1,109,805
442,556		Santos Ltd	2,694,291
2,521,506	*	Scentre Group	7,408,882
147,059		Seek Ltd	2,023,897
188,379		Sonic Healthcare Ltd	2,750,169
1,125,542		Stockland Trust Group	3,817,376
591,289		Suncorp-Metway Ltd	6,737,019
510,002		Sydney Airport	1,970,759
346,147	e	Tabcorp Holdings Ltd	1,223,472
671,348		Tattersall’s Ltd	2,009,149
2,038,118		Telstra Corp Ltd	10,280,236
301,254		Toll Holdings Ltd	1,440,601
128,079		TPG Telecom Ltd	662,433
857,401		Transurban Group	6,131,787
297,397		Treasury Wine Estates Ltd	1,130,652
528,267		Wesfarmers Ltd	17,843,725
885,191		Westfield Corp	6,752,380
1,459,041		Westpac Banking Corp	38,994,391
344,584		Woodside Petroleum Ltd	9,151,799
594,534		Woolworths Ltd	14,630,726
93,589		WorleyParsons Ltd	696,305
		TOTAL AUSTRALIA	415,686,762

AUSTRIA - 0.2%
33,784		Andritz AG.	1,828,775
137,799		Erste Bank der Oesterreichischen Sparkassen AG.	2,983,236
69,565	*,e,m	Immoeast AG.	0
500,160	*,e	Immofinanz Immobilien Anlagen AG.	1,142,917
72,682		OMV AG.	1,806,937
54,831	e	Raiffeisen International Bank Holding AG.	640,705
49,921		Voestalpine AG.	1,777,813
20,677		Wiener Staedtische Allgemeine Versicherung AG.	877,593
		TOTAL AUSTRIA	11,057,976

BELGIUM - 1.3%
107,049		Ageas	3,665,767
68,832	e	Belgacom S.A.	2,563,594
34,830		Colruyt S.A.	1,606,470
46,763		Delhaize Group	3,890,046
39,815		Groupe Bruxelles Lambert S.A.	3,300,781
373,028		InBev NV	45,496,760
118,606	*	KBC Groep NV	6,379,227
27,857		Solvay S.A.	3,808,512
24,836	*	Telenet Group Holding NV	1,381,193
58,060		UCB S.A.	4,513,511
51,968		Umicore	2,176,473
		TOTAL BELGIUM	78,782,334
270

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
943,000	e	Yangzijiang Shipbuilding	$862,070
		TOTAL CHINA	862,070

DENMARK - 1.5%
1,888		AP Moller - Maersk AS (Class A)	3,694,603
3,299		AP Moller - Maersk AS (Class B)	6,666,451
49,107		Carlsberg AS (Class B)	3,605,953
50,712	e	Coloplast AS	3,997,402
298,113		Danske Bank AS	7,715,870
78,373		DSV AS	2,468,570
48,943	*	ISS A.S.	1,446,038
941,641		Novo Nordisk AS	41,969,573
109,375		Novozymes AS	4,987,987
56,356		Pandora AS	4,028,754
367,366		TDC AS	2,718,800
11,224		TrygVesta AS	1,314,263
105,195	*	Vestas Wind Systems AS	4,087,206
11,285	*	William Demant Holding	856,720
		TOTAL DENMARK	89,558,190

FINLAND - 0.9%
65,333		Elisa Oyj (Series A)	1,737,851
202,926		Fortum Oyj	4,328,563
148,590	e	Kone Oyj (Class B)	6,701,733
51,059		Metso Oyj	1,553,483
58,872	e	Neste Oil Oyj	1,637,137
1,757,754		Nokia Oyj	13,518,080
59,678	e	Nokian Renkaat Oyj	1,470,769
45,809		Orion Oyj (Class B)	1,510,307
212,502		Sampo Oyj (A Shares)	10,291,871
255,669		Stora Enso Oyj (R Shares)	2,480,609
245,573		UPM-Kymmene Oyj	4,316,529
66,932		Wartsila Oyj (B Shares)	3,102,803
		TOTAL FINLAND	52,649,735

FRANCE - 9.4%
78,181		Accor S.A.	3,886,924
14,119		Aeroports de Paris	1,694,068
161,296		Air Liquide	20,334,330
1,309,556	*,e	Alcatel S.A.	4,532,511
100,074	*	Alstom RGPT	3,260,775
35,331		Arkema	2,520,322
36,494		Atos Origin S.A.	2,683,394
847,662		AXA S.A.	19,828,460
491,588		BNP Paribas	25,811,002
259,200		Bollore	1,115,566
77,895		Bouygues S.A.	2,775,791
99,936		Bureau Veritas S.A.	2,116,226
65,311		Cap Gemini S.A.	4,740,277
289,665		Carrefour S.A.	9,076,895
25,185		Casino Guichard Perrachon S.A.	2,284,843
271

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

26,501		Christian Dior S.A.	$4,557,883
88,467		CNP Assurances	1,553,080
211,691		Compagnie de Saint-Gobain	9,018,180
479,685		Credit Agricole S.A.	5,688,903
61,476		Dassault Systemes S.A.	3,798,930
93,346		Edenred	2,682,824
109,703		Electricite de France	2,973,934
94,642		Essilor International S.A.	10,540,413
17,921		Eurazeo	1,256,082
275,434		European Aeronautic Defence and Space Co	14,675,148
68,743		Eutelsat Communications	2,361,561
14,013		Fonciere Des Regions	1,435,437
860,629		France Telecom S.A.	15,141,107
673,682		Gaz de France	14,941,173
12,832		Gecina S.A.	1,681,414
268,848		Groupe Danone	18,042,602
230,061		Groupe Eurotunnel S.A.	3,088,959
12,865		Hermes International	4,365,989
18,625		Icade	1,625,659
11,852		Iliad S.A.	2,756,899
16,084		Imerys S.A.	1,161,348
36,206		JC Decaux S.A.	1,302,715
78,403		Klepierre	3,689,478
88,375		Lafarge S.A.	6,055,072
51,925		Lagardere S.C.A.	1,420,201
122,664		Legrand S.A.	6,575,425
118,447		L’Oreal S.A.	21,178,830
131,577		LVMH Moet Hennessy Louis Vuitton S.A.	21,160,780
85,268		Michelin (C.G.D.E.) (Class B)	8,303,564
458,077		Natixis	2,913,360
48,999	*	Numericable SAS	2,558,041
98,141		Pernod-Ricard S.A.	11,767,875
195,384	*	Peugeot S.A.	2,816,345
34,405		PPR	6,941,665
86,772		Publicis Groupe S.A.	6,483,374
13,584	e	Remy Cointreau S.A.	1,005,395
91,240		Renault S.A.	6,973,141
125,800		Rexel S.A.	2,350,411
124,452		Safran S.A.	8,288,481
557,510		Sanofi-Aventis	51,368,901
247,004		Schneider Electric S.A.	18,567,725
77,281		SCOR	2,405,752
13,668		Societe BIC S.A.	1,943,381
336,580		Societe Generale	13,515,810
42,685	e	Sodexho Alliance S.A.	4,234,967
132,971		Suez Environnement S.A.	2,444,318
46,762		Technip S.A.	2,730,747
42,748		Thales S.A.	2,251,201
999,910		Total S.A.	51,325,942
45,447		Unibail-Rodamco	12,800,548
35,296		Valeo S.A.	4,976,794
49,798		Vallourec	1,080,467
272

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

193,608		Veolia Environnement	$3,546,728
227,773		Vinci S.A.	11,965,867
559,556		Vivendi Universal S.A.	13,232,040
14,463		Wendel	1,620,855
87,070		Zodiac S.A.	2,887,702
		TOTAL FRANCE	554,692,807

GERMANY - 9.2%
99,983		Adidas-Salomon AG.	6,879,556
212,955		Allianz AG.	35,114,431
17,508	e	Axel Springer AG.	1,076,576
427,248		BASF AG.	38,212,050
386,266		Bayer AG.	55,634,390
153,158		Bayerische Motoren Werke AG.	17,810,834
27,233		Bayerische Motoren Werke AG. (Preference)	2,305,515
49,052		Beiersdorf AG.	4,305,349
70,952		Brenntag AG.	3,862,283
28,882		Celesio AG.	855,579
453,796	*	Commerzbank AG.	5,440,696
51,178		Continental AG.	11,548,151
449,424		Daimler AG. (Registered)	40,701,987
118,645		Deutsche Annington Immobilien SE	4,120,734
643,668		Deutsche Bank AG.	18,684,161
90,459		Deutsche Boerse AG.	6,936,473
115,885		Deutsche Lufthansa AG.	1,960,073
451,548		Deutsche Post AG.	14,613,484
1,478,234		Deutsche Telekom AG.	25,481,927
131,444		Deutsche Wohnen AG.	3,414,439
931,662		E.ON AG.	14,422,065
16,303	e	Fraport AG. Frankfurt Airport Services Worldwide	996,156
99,783		Fresenius Medical Care AG.	7,395,242
173,127		Fresenius SE	9,909,222
36,436	e	Fuchs Petrolub AG. (Preference)	1,498,405
84,525	e	GEA Group AG.	3,820,559
25,953		Hannover Rueckversicherung AG.	2,326,098
64,264		HeidelbergCement AG.	4,725,919
56,368		Henkel KGaA	5,767,696
81,522		Henkel KGaA (Preference)	9,333,627
18,880	e	Hugo Boss AG.	2,437,594
516,170		Infineon Technologies AG.	5,784,633
86,253	e	K&S AG.	2,723,283
11,450	*	Kabel Deutschland Holding AG.	1,555,395
42,489		Lanxess AG.	2,036,628
85,372		Linde AG.	16,354,743
17,754		MAN AG.	1,892,823
58,719		Merck KGaA	5,866,996
81,322	*,e	Metro AG.	2,502,398
80,310		Muenchener Rueckver AG.	16,100,678
45,166	*	Osram Licht AG.	2,076,201
73,620		Porsche AG.	6,169,556
100,368		ProSiebenSat. Media AG.	4,443,061
19,626		RTL Group	1,857,710
273

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

233,637		RWE AG.	$6,480,952
433,201		SAP AG.	28,274,057
370,817	e	Siemens AG.	39,171,943
60,223		Symrise AG.	3,941,768
309,984		Telefonica Deutschland Holding AG.	1,719,723
213,350	*,e	ThyssenKrupp AG.	5,542,548
128,100	e	TUI AG.	2,252,639
92,191	*	TUI AG. (New)	1,594,092
57,251		United Internet AG.	2,480,125
14,346		Volkswagen AG.	3,185,185
75,462		Volkswagen AG. (Preference)	16,834,654
		TOTAL GERMANY	542,433,062

HONG KONG - 3.2%
5,658,000		AIA Group Ltd	32,844,340
110,200	e	ASM Pacific Technology	996,213
561,431		Bank of East Asia Ltd	2,332,810
1,700,000		BOC Hong Kong Holdings Ltd	5,958,819
549,000		Cathay Pacific Airways Ltd	1,280,882
640,000		Cheung Kong Holdings Ltd	12,212,977
305,000		Cheung Kong Infrastructure Holdings Ltd	2,503,216
878,000		CLP Holdings Ltd	7,838,407
1,017,750		First Pacific Co	1,037,141
1,089,000		Galaxy Entertainment Group Ltd	5,688,042
1,088,000		Hang Lung Properties Ltd	3,199,065
366,300		Hang Seng Bank Ltd	6,410,861
490,283		Henderson Land Development Co Ltd	3,495,137
1,237,640		HKT Trust and HKT Ltd	1,622,025
2,904,292		Hong Kong & China Gas Ltd	6,650,719
641,000		Hong Kong Electric Holdings Ltd	6,704,346
519,702		Hong Kong Exchanges and Clearing Ltd	11,961,018
979,000		Hutchison Whampoa Ltd	12,994,737
304,792		Hysan Development Co Ltd	1,473,114
338,123		Kerry Properties Ltd	1,194,782
2,648,600	e	Li & Fung Ltd	2,627,315
1,072,991		Link REIT	7,258,455
720,178		MTR Corp	3,190,411
2,432,770		New World Development Co Ltd	2,900,465
1,935,999		Noble Group Ltd	1,514,426
794,840		NWS Holdings Ltd	1,475,170
2,153,937	e	PCCW Ltd	1,428,847
1,166,400		Sands China Ltd	5,678,439
530,192		Shangri-La Asia Ltd	688,253
1,399,546		Sino Land Co	2,340,461
893,000		SJM Holdings Ltd	1,311,052
757,186		Sun Hung Kai Properties Ltd	12,321,161
284,000		Swire Pacific Ltd (Class A)	3,803,207
590,600		Swire Properties Ltd	1,896,082
618,500		Techtronic Industries Co	2,019,876
1,969,000	*,g	WH Group Ltd	1,117,552
685,762		Wharf Holdings Ltd	5,555,512
416,000		Wheelock & Co Ltd	2,353,642
274

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

330,500		Yue Yuen Industrial Holdings	$1,229,948
		TOTAL HONG KONG	189,108,925

IRELAND - 0.7%
12,684,454	*	Bank of Ireland	3,817,623
352,426		CRH plc	8,502,510
67,097	*,m	Irish Bank Resolution Corp Ltd	0
221,670		James Hardie Industries NV	2,222,641
72,172		Kerry Group plc (Class A)	5,230,611
41,178	*	Ryanair Holdings plc	478,456
6,628	*	Ryanair Holdings plc (ADR)	437,315
275,303		Shire Ltd	20,093,782
		TOTAL IRELAND	40,782,938

ISRAEL - 0.6%
486,386		Bank Hapoalim Ltd	2,160,552
578,224	*	Bank Leumi Le-Israel	1,927,741
852,281		Bezeq Israeli Telecommunication Corp Ltd	1,359,212
2,524		Delek Group Ltd	617,379
231,931		Israel Chemicals Ltd	1,666,622
1,371		Israel Corp Ltd	444,890
67,023	*	Mizrahi Tefahot Bank Ltd	731,400
25,688		Nice Systems Ltd	1,254,863
398,816		Teva Pharmaceutical Industries Ltd	22,650,145
		TOTAL ISRAEL	32,812,804

ITALY - 2.0%
537,138		Assicurazioni Generali S.p.A.	11,336,605
190,161		Autostrade S.p.A.	4,894,479
5,474,850		Banca Intesa S.p.A.	16,009,882
483,085		Banca Intesa S.p.A. RSP	1,232,287
2,095,655	*	Banca Monte dei Paschi di Siena S.p.A	947,444
393,487		Banche Popolari Unite Scpa	2,706,523
180,269	*	Banco Popolare SC	2,274,960
877,959		Enel Green Power S.p.A	1,735,545
3,114,681		Enel S.p.A.	14,073,244
1,198,951		ENI S.p.A.	20,176,639
49,249		Exor S.p.A.	2,010,471
188,406	*	Finmeccanica S.p.A.	2,057,689
480,337		Fondiaria-Sai S.p.A	1,331,490
81,194		Luxottica Group S.p.A.	4,827,961
277,039		Mediobanca S.p.A.	2,399,770
112,263		Pirelli & C S.p.A.	1,591,762
89,843		Prysmian S.p.A.	1,661,965
121,578	*,e	Saipem S.p.A.	1,093,795
913,995		Snam Rete Gas S.p.A.	4,472,038
2,750,772		Telecom Italia RSP	2,597,738
4,701,723	*,e	Telecom Italia S.p.A.	5,463,243
666,330		Terna Rete Elettrica Nazionale S.p.A.	2,921,410
2,082,378		UniCredit S.p.A	12,276,153
		TOTAL ITALY	120,093,093
275

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 21.3%
11,500	e	ABC-Mart, Inc	$573,655
190,400	*,e	Acom Co Ltd	517,970
87,600	e	Advantest Corp	1,111,380
304,400	e	Aeon Co Ltd	3,215,113
50,600	e	AEON Financial Service Co Ltd	909,295
53,500		Aeon Mall Co Ltd	886,900
65,000		Air Water, Inc	1,118,407
88,000		Aisin Seiki Co Ltd	3,074,334
260,000		Ajinomoto Co, Inc	5,357,949
77,600		Alfresa Holdings Corp	920,012
533,000		All Nippon Airways Co Ltd	1,471,987
164,500	e	Amada Co Ltd	1,499,258
533,000		Aozora Bank Ltd	1,939,682
178,700		Asahi Breweries Ltd	5,862,574
446,000		Asahi Glass Co Ltd	2,372,713
575,000		Asahi Kasei Corp	5,678,734
71,800		Asics Corp	1,761,926
1,005,100		Astellas Pharma, Inc	15,524,126
150,000		Bank of Kyoto Ltd	1,257,553
521,000		Bank of Yokohama Ltd	2,811,245
29,400		Benesse Corp	879,167
302,800		Bridgestone Corp	12,102,107
109,900		Brother Industries Ltd	1,882,126
34,300		Calbee, Inc	1,339,412
535,000		Canon, Inc	16,924,955
100,400	e	Casio Computer Co Ltd	1,571,743
68,300		Central Japan Railway Co	11,712,332
343,000		Chiba Bank Ltd	2,311,535
79,000		Chiyoda Corp	608,450
291,100	*	Chubu Electric Power Co, Inc	3,843,681
109,458		Chugai Pharmaceutical Co Ltd	3,272,344
74,900		Chugoku Bank Ltd	1,065,436
137,800	e	Chugoku Electric Power Co, Inc	1,905,148
118,000		Citizen Watch Co Ltd	941,890
25,400	e	COLOPL, Inc	580,487
68,100		Credit Saison Co Ltd	1,147,240
252,000		Dai Nippon Printing Co Ltd	2,266,337
124,000		Daicel Chemical Industries Ltd	1,541,709
85,000	e	Daihatsu Motor Co Ltd	1,185,280
498,000		Dai-ichi Mutual Life Insurance Co	6,672,009
293,200		Daiichi Sankyo Co Ltd	4,253,557
108,700		Daikin Industries Ltd	7,563,994
70,500	e	Dainippon Sumitomo Pharma Co Ltd	741,106
33,300		Daito Trust Construction Co Ltd	3,706,782
276,800		Daiwa House Industry Co Ltd	5,097,430
768,000		Daiwa Securities Group, Inc	5,580,107
230,100		Denso Corp	10,179,233
99,300		Dentsu, Inc	4,078,299
26,600		Don Quijote Co Ltd	1,936,681
153,200		East Japan Railway Co	11,832,878
121,800		Eisai Co Ltd	6,072,743
276

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

55,000		Electric Power Development Co	$2,003,602
26,100	e	FamilyMart Co Ltd	1,130,489
90,300		Fanuc Ltd	15,164,920
25,300		Fast Retailing Co Ltd	9,385,688
257,000		Fuji Electric Holdings Co Ltd	1,098,984
278,200		Fuji Heavy Industries Ltd	10,033,921
214,800		Fujifilm Holdings Corp	7,259,744
867,000		Fujitsu Ltd	4,581,644
342,000		Fukuoka Financial Group, Inc	1,706,842
197,000	e	GungHo Online Entertainment Inc	676,203
170,000		Gunma Bank Ltd	1,117,754
185,000		Hachijuni Bank Ltd	1,219,146
110,200	e	Hakuhodo DY Holdings, Inc	1,095,334
32,700		Hamamatsu Photonics KK	1,540,705
514,000		Hankyu Hanshin Holdings, Inc	2,857,035
7,300		Hikari Tsushin, Inc	419,470
117,400		Hino Motors Ltd	1,662,202
13,300		Hirose Electric Co Ltd	1,593,588
242,000		Hiroshima Bank Ltd	1,203,752
27,300		Hisamitsu Pharmaceutical Co, Inc	928,872
46,700		Hitachi Chemical Co Ltd	939,518
48,200		Hitachi Construction Machinery Co Ltd	891,101
27,500		Hitachi High-Technologies Corp	854,285
2,236,000		Hitachi Ltd	16,886,474
98,000		Hitachi Metals Ltd	1,596,937
541,000		Hokuhoku Financial Group, Inc	1,114,816
92,200		Hokuriku Electric Power Co	1,302,983
764,800		Honda Motor Co Ltd	23,077,649
198,300		Hoya Corp	7,684,636
56,100		Ibiden Co Ltd	843,371
37,600		Idemitsu Kosan Co Ltd	627,615
74,400		Iida Group Holdings Co Ltd	925,359
409,100		Inpex Holdings, Inc	4,527,246
153,380	e	Isetan Mitsukoshi Holdings Ltd	2,174,818
644,000		Ishikawajima-Harima Heavy Industries Co Ltd	3,355,285
276,400		Isuzu Motors Ltd	3,679,576
720,600		Itochu Corp	7,296,402
10,500		Itochu Techno-Science Corp	374,716
128,800		Iyo Bank Ltd	1,486,241
108,200		J Front Retailing Co Ltd	1,378,817
61,500		Japan Airlines Co Ltd	2,082,119
166,000	*,e	Japan Display, Inc	581,731
370		Japan Prime Realty Investment Corp	1,292,419
567		Japan Real Estate Investment Corp	2,754,709
1,115		Japan Retail Fund Investment Corp	2,415,198
518,500		Japan Tobacco, Inc	14,122,205
228,700		JFE Holdings, Inc	5,037,656
94,000		JGC Corp	1,911,760
298,000	e	Joyo Bank Ltd	1,497,809
79,100		JSR Corp	1,394,200
97,900		JTEKT Corp	1,614,581
1,080,000		JX Holdings, Inc	3,985,450
277

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

383,000	e	Kajima Corp	$1,515,348
71,000	e	Kakaku.com, Inc	1,004,381
103,000		Kamigumi Co Ltd	1,029,283
130,000		Kaneka Corp	793,467
334,000	*	Kansai Electric Power Co, Inc	3,229,408
106,000		Kansai Paint Co Ltd	1,852,699
240,200		Kao Corp	10,532,298
657,000		Kawasaki Heavy Industries Ltd	3,147,767
273,400		KDDI Corp	19,299,007
225,000		Keihan Electric Railway Co Ltd	1,366,006
242,000		Keihin Electric Express Railway Co Ltd	1,887,477
254,000		Keio Corp	2,068,313
122,000		Keisei Electric Railway Co Ltd	1,571,607
21,400		Keyence Corp	10,003,146
67,000		Kikkoman Corp	1,976,171
891,000		Kintetsu Corp	3,141,129
396,900		Kirin Brewery Co Ltd	5,343,946
1,423,000		Kobe Steel Ltd	2,495,670
50,800		Koito Manufacturing Co Ltd	1,651,781
432,600		Komatsu Ltd	8,483,041
46,000		Konami Corp	858,292
211,400		Konica Minolta Holdings, Inc	2,326,332
518,000		Kubota Corp	7,689,911
156,100		Kuraray Co Ltd	1,960,129
45,300		Kurita Water Industries Ltd	965,047
151,200		Kyocera Corp	6,655,016
122,000		Kyowa Hakko Kogyo Co Ltd	1,389,276
196,900	*	Kyushu Electric Power Co, Inc	1,900,116
29,500		Lawson, Inc	1,928,750
120,400		LIXIL Group Corp	2,345,880
25,400		Mabuchi Motor Co Ltd	1,044,314
53,800		Makita Corp	2,386,382
800,800		Marubeni Corp	4,420,204
109,700		Marui Co Ltd	1,140,287
19,900	e	Maruichi Steel Tube Ltd	470,570
1,024,800		Matsushita Electric Industrial Co Ltd	11,641,599
249,000		Mazda Motor Corp	5,114,572
38,300	e	McDonald’s Holdings Co Japan Ltd	840,077
71,100		Mediceo Paltac Holdings Co Ltd	829,544
27,700		MEIJI Holdings Co Ltd	3,043,582
158,000		Minebea Co Ltd	2,437,649
24,100		Miraca Holdings, Inc	1,079,361
613,700		Mitsubishi Chemical Holdings Corp	3,180,703
647,600		Mitsubishi Corp	11,297,511
905,000		Mitsubishi Electric Corp	10,466,985
593,000		Mitsubishi Estate Co Ltd	11,931,608
172,000		Mitsubishi Gas Chemical Co, Inc	777,672
1,406,000		Mitsubishi Heavy Industries Ltd	7,760,547
55,000		Mitsubishi Logistics Corp	817,967
520,000		Mitsubishi Materials Corp	1,639,748
293,599		Mitsubishi Motors Corp	2,482,146
5,968,780		Mitsubishi UFJ Financial Group, Inc	31,719,680
278

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

217,000		Mitsubishi UFJ Lease & Finance Co Ltd	$938,792
807,000		Mitsui & Co Ltd	10,268,873
378,000		Mitsui Chemicals, Inc	1,106,017
447,000		Mitsui Fudosan Co Ltd	11,300,873
545,000		Mitsui OSK Lines Ltd	1,839,897
240,500		Mitsui Sumitomo Insurance Group Holdings, Inc	5,847,564
1,524,000		Mitsui Trust Holdings, Inc	5,359,185
18,800	e	Mixi Inc	663,272
10,845,307		Mizuho Financial Group, Inc	17,733,355
96,300		Murata Manufacturing Co Ltd	10,395,996
53,000		Nabtesco Corp	1,368,274
428,000		Nagoya Railroad Co Ltd	1,681,403
80,300		Namco Bandai Holdings, Inc	1,625,849
1,190,000		NEC Corp	3,361,338
57,700		Nexon Co Ltd	567,967
121,000		NGK Insulators Ltd	2,438,300
81,988		NGK Spark Plug Co Ltd	2,430,525
77,800		NHK Spring Co Ltd	701,742
100,800		Nidec Corp	6,859,233
155,900	e	Nikon Corp	1,978,106
51,400		Nintendo Co Ltd	4,958,021
694		Nippon Building Fund, Inc	3,414,825
203,000		Nippon Electric Glass Co Ltd	1,047,689
372,000		Nippon Express Co Ltd	2,170,175
82,000		Nippon Meat Packers, Inc	2,027,213
86,000	e	Nippon Paint Co Ltd	2,693,970
686		Nippon ProLogis REIT, Inc	1,615,153
3,518,000		Nippon Steel Corp	8,222,597
175,300		Nippon Telegraph & Telephone Corp	10,375,435
748,000		Nippon Yusen Kabushiki Kaisha	2,223,886
1,164,300		Nissan Motor Co Ltd	9,928,239
95,900		Nisshin Seifun Group, Inc	1,179,449
27,800		Nissin Food Products Co Ltd	1,500,358
32,300		Nitori Co Ltd	1,826,226
71,900		Nitto Denko Corp	4,292,318
150,000		NKSJ Holdings, Inc	4,162,051
43,100		NOK Corp	1,239,787
1,689,900		Nomura Holdings, Inc	8,984,604
55,000		Nomura Real Estate Holdings, Inc	925,473
49,300		Nomura Research Institute Ltd	1,673,925
215,000		NSK Ltd	2,519,496
58,000		NTT Data Corp	2,206,195
724,300		NTT DoCoMo, Inc	12,227,129
54,600		NTT Urban Development Corp	523,843
298,000		Obayashi Corp	1,886,408
288,000	e	Odakyu Electric Railway Co Ltd	2,801,731
371,000		OJI Paper Co Ltd	1,398,471
110,100	*	Olympus Corp	3,807,702
95,100		Omron Corp	3,801,969
37,700		Ono Pharmaceutical Co Ltd	3,967,702
22,000		Oracle Corp Japan	914,650
23,900		Oriental Land Co Ltd	5,790,750
279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

611,600		ORIX Corp	$7,027,779
850,000		Osaka Gas Co Ltd	3,350,390
121,600		Osaka Securities Exchange Co Ltd	2,829,687
21,300		Otsuka Corp	735,443
185,100		Otsuka Holdings KK	5,726,820
42,900		Park24 Co Ltd	734,043
367,400		Rakuten, Inc	5,086,385
67,400	*,e	Recruit Holdings Co Ltd	1,962,797
1,053,200		Resona Holdings, Inc	5,225,146
325,100		Ricoh Co Ltd	3,171,472
16,100		Rinnai Corp	1,077,677
44,700		Rohm Co Ltd	2,873,846
28,000		Sankyo Co Ltd	1,006,322
22,100	e	Sanrio Co Ltd	547,603
34,000		Santen Pharmaceutical Co Ltd	2,121,755
92,240		SBI Holdings, Inc	985,638
96,300		Secom Co Ltd	5,589,840
89,100	e	Sega Sammy Holdings, Inc	1,160,278
63,300	e	Seibu Holdings, Inc	1,501,378
61,700		Seiko Epson Corp	2,505,817
196,000		Sekisui Chemical Co Ltd	2,143,603
252,500	e	Sekisui House Ltd	3,265,209
350,100		Seven & I Holdings Co Ltd	12,811,590
263,300		Seven Bank Ltd	1,178,468
778,000	*,e	Sharp Corp	1,522,946
82,500	*	Shikoku Electric Power Co, Inc	1,037,439
107,000		Shimadzu Corp	1,111,713
9,800		Shimamura Co Ltd	871,720
38,200		Shimano, Inc	5,049,790
297,000		Shimizu Corp	2,049,194
193,700		Shin-Etsu Chemical Co Ltd	12,825,687
747,000		Shinsei Bank Ltd	1,353,955
139,000		Shionogi & Co Ltd	4,171,008
163,000		Shiseido Co Ltd	2,614,312
236,000		Shizuoka Bank Ltd	2,156,501
119,400		Shoei Co Ltd	1,084,571
83,300		Showa Shell Sekiyu KK	812,970
26,300		SMC Corp	7,052,790
448,600		Softbank Corp	26,400,859
99,500		So-net M3, Inc	2,001,514
495,900		Sony Corp	11,664,102
75,400		Sony Financial Holdings, Inc	1,047,910
63,100		Stanley Electric Co Ltd	1,404,419
694,009		Sumitomo Chemical Co Ltd	2,730,440
535,700		Sumitomo Corp	5,286,476
341,200		Sumitomo Electric Industries Ltd	4,396,594
256,000		Sumitomo Heavy Industries Ltd	1,385,320
240,000		Sumitomo Metal Mining Co Ltd	3,430,098
597,300		Sumitomo Mitsui Financial Group, Inc	20,043,496
172,000		Sumitomo Realty & Development Co Ltd	5,486,303
76,800		Sumitomo Rubber Industries, Inc	1,194,277
63,900		Suntory Beverage & Food Ltd	2,240,878
280

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

82,600		Suruga Bank Ltd	$1,550,880
31,100		Suzuken Co Ltd	876,163
173,700		Suzuki Motor Corp	5,492,422
65,900		Sysmex Corp	2,944,885
267,500		T&D Holdings, Inc	3,012,475
548,000		Taiheiyo Cement Corp	1,608,027
476,000	e	Taisei Corp	2,761,042
16,900		Taisho Pharmaceutical Holdings Co Ltd	1,072,292
72,800	e	Taiyo Nippon Sanso Corp	872,207
119,000		Takashimaya Co Ltd	1,043,759
372,700		Takeda Pharmaceutical Co Ltd	18,619,848
114,900		Tanabe Seiyaku Co Ltd	1,816,459
60,400		TDK Corp	3,764,226
421,000		Teijin Ltd	1,254,094
137,500		Terumo Corp	3,409,855
52,200		THK Co Ltd	1,267,703
482,000		Tobu Railway Co Ltd	2,317,971
50,100		Toho Co Ltd	1,133,616
180,000	e	Toho Gas Co Ltd	978,081
208,300		Tohoku Electric Power Co, Inc	2,623,878
320,000		Tokio Marine Holdings, Inc	11,171,901
666,600	*	Tokyo Electric Power Co, Inc	2,828,798
81,100		Tokyo Electron Ltd	5,676,450
1,071,000		Tokyo Gas Co Ltd	6,388,640
210,000		Tokyo Tatemono Co Ltd	1,417,747
514,000		Tokyu Corp	3,401,806
218,700		Tokyu Fudosan Holdings Corp	1,355,519
125,000		TonenGeneral Sekiyu KK	1,105,089
245,000		Toppan Printing Co Ltd	1,636,615
667,000		Toray Industries, Inc	5,681,560
1,859,000		Toshiba Corp	7,433,365
144,000		Toto Ltd	1,589,662
81,800		Toyo Seikan Kaisha Ltd	1,049,504
45,400		Toyo Suisan Kaisha Ltd	1,597,217
27,400		Toyoda Gosei Co Ltd	603,608
74,700		Toyota Industries Corp	4,020,658
1,277,100		Toyota Motor Corp	82,335,817
96,200		Toyota Tsusho Corp	2,278,260
46,300		Trend Micro, Inc	1,307,563
171,000		Uni-Charm Corp	4,711,681
1,183		United Urban Investment Corp	1,893,705
97,000		USS Co Ltd	1,521,789
75,100		West Japan Railway Co	3,862,668
694,600	e	Yahoo! Japan Corp	2,336,020
43,800	e	Yakult Honsha Co Ltd	2,652,785
399,400	e	Yamada Denki Co Ltd	1,483,824
94,000		Yamaguchi Financial Group, Inc	977,973
73,700		Yamaha Corp	1,073,284
126,800		Yamaha Motor Co Ltd	2,781,030
24,000		Yamato Kogyo Co Ltd	617,661
167,100		Yamato Transport Co Ltd	3,779,206
57,000		Yamazaki Baking Co Ltd	839,212
281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

103,900		Yaskawa Electric Corp	$1,328,257
99,900		Yokogawa Electric Corp	1,045,918
99,000		Yokohama Rubber Co Ltd	931,389
		TOTAL JAPAN	1,250,938,323

JERSEY, C.I. - 0.1%
40,974		Randgold Resources Ltd	3,516,786
		TOTAL JERSEY, C.I.	3,516,786

LUXEMBOURG - 0.3%
42,483	*	Altice S.A.	3,557,228
469,767	e	ArcelorMittal	4,488,009
30,222	e	Millicom International Cellular S.A.	1,927,272
139,595		SES Global S.A.	5,085,205
225,443	e	Tenaris S.A.	3,181,308
		TOTAL LUXEMBOURG	18,239,022

MACAU - 0.1%
434,000		MGM China Holdings Ltd	1,051,254
704,400	e	Wynn Macau Ltd	1,950,587
		TOTAL MACAU	3,001,841

MEXICO - 0.0%
101,305	e	Fresnillo plc	1,368,376
		TOTAL MEXICO	1,368,376

NETHERLANDS - 3.5%
834,174		Aegon NV	5,945,045
111,001		Akzo Nobel NV	7,996,646
166,439		ASML Holding NV	17,360,960
39,861		Boskalis Westminster	1,762,196
99,986		Delta Lloyd NV	1,889,104
78,985		DSM NV	4,189,426
38,596	e	Gemalto NV	2,794,633
49,802		Heineken Holding NV	3,259,161
105,300		Heineken NV	7,858,355
1,790,008	*	ING Groep NV	22,254,097
410,086		Koninklijke Ahold NV	7,401,429
446,847		Koninklijke Philips Electronics NV	12,321,744
32,850	e	Koninklijke Vopak NV	1,831,961
62,141	*	NN Group NV	1,686,627
38,808	*,e	OCI NV	1,366,383
58,859		Randstad Holdings NV	3,093,863
1,847,462		Royal Dutch Shell plc (A Shares)	56,302,442
1,141,495		Royal Dutch Shell plc (B Shares)	36,139,690
1,536,093		Royal KPN NV	4,740,967
228,938		TNT Express NV	1,497,329
138,652		Wolters Kluwer NV	4,141,927
		TOTAL NETHERLANDS	205,833,985
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.2%
471,268		Auckland International Airport Ltd	$1,524,206
190,812		Contact Energy Ltd	979,282
318,432		Fletcher Building Ltd	1,934,400
553,951		Meridian Energy Ltd	771,797
310,109		Mighty River Power Ltd	757,073
165,795		Ryman Healthcare Ltd	992,479
906,150		Telecom Corp of New Zealand Ltd	2,171,316
		TOTAL NEW ZEALAND	9,130,553

NORWAY - 0.6%
447,399		DNB NOR Holding ASA	6,482,186
88,713		Gjensidige Forsikring BA	1,495,564
638,173		Norsk Hydro ASA	3,750,376
374,478		Orkla ASA	2,759,843
183,595		Seadrill Ltd (Oslo Exchange)	1,962,077
531,368		Statoil ASA	8,898,437
357,951		Telenor ASA	7,689,778
83,360		Yara International ASA	4,339,917
		TOTAL NORWAY	37,378,178

PORTUGAL - 0.1%
17,194,289	*	Banco Comercial Portugues S.A.	1,210,927
1,071,357		Energias de Portugal S.A.	4,075,367
185,035		Galp Energia SGPS S.A.	1,954,781
116,481	e	Jeronimo Martins SGPS S.A.	1,252,912
		TOTAL PORTUGAL	8,493,987

SINGAPORE - 1.5%
1,035,960		Ascendas REIT	1,883,842
1,058,000		CapitaCommercial Trust	1,384,284
1,154,000		CapitaLand Ltd	2,961,824
1,170,330		CapitaMall Trust	1,808,094
199,400	e	City Developments Ltd	1,477,947
930,000		ComfortDelgro Corp Ltd	1,972,070
815,250		DBS Group Holdings Ltd	11,886,033
2,979,100	e	Genting International plc	2,375,279
1,534,000		Global Logistic Properties	2,862,120
3,118,647	e	Golden Agri-Resources Ltd	967,415
2,474,300		Hutchison Port Holdings Trust	1,764,319
48,009		Jardine Cycle & Carriage Ltd	1,498,463
636,400	e	Keppel Corp Ltd	4,087,316
300,000		Keppel Land Ltd	1,006,039
1,333,544		Oversea-Chinese Banking Corp	10,228,497
429,460		SembCorp Industries Ltd	1,365,657
437,600	e	SembCorp Marine Ltd	968,365
238,933		Singapore Airlines Ltd	2,231,759
401,000		Singapore Exchange Ltd	2,300,504
773,000	e	Singapore Press Holdings Ltd	2,357,347
798,500		Singapore Technologies Engineering Ltd	1,980,688
3,783,803		Singapore Telecommunications Ltd	11,394,819
305,000		StarHub Ltd	941,368
1,181,000		Suntec REIT	1,638,436
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

595,158		United Overseas Bank Ltd	$10,177,658
202,302		United Overseas Land Ltd	1,076,623
902,000	e	Wilmar International Ltd	2,140,618
		TOTAL SINGAPORE	86,737,384

SOUTH AFRICA - 0.0%
247,382		Investec plc	2,078,561
		TOTAL SOUTH AFRICA	2,078,561

SPAIN - 3.2%
191,952		Abertis Infraestructuras S.A. (Continuous)	3,758,900
82,579		ACS Actividades Construccion y Servicios S.A.	2,872,075
195,731	e	Amadeus IT Holding S.A.	7,849,643
2,804,984		Banco Bilbao Vizcaya Argentaria S.A.	23,961,162
1,567,621	e	Banco de Sabadell S.A.	3,961,511
822,989	e	Banco Popular Espanol S.A.	3,478,737
3,487	*,e,m	Banco Popular Espanol S.A. (Temporary)	14,740
6,409,061		Banco Santander Central Hispano S.A.	43,107,786
2,133,330	*	Bankia S.A.	2,790,137
310,295		Bankinter S.A.	2,155,797
472,911		Corp Mapfre S.A.	1,591,987
1,040,228		Criteria CaixaBank S.A.	4,530,966
279,803		Distribuidora Internacional de Alimentacion S.A.	1,811,481
94,157		Enagas	2,981,721
200,115		Ferrovial S.A.	3,970,056
158,946		Gas Natural SDG S.A.	3,731,061
69,886		Grifols S.A.	2,931,668
2,418,473		Iberdrola S.A.	16,693,325
514,089		Inditex S.A.	15,152,020
50,894		Red Electrica de Espana	4,336,072
487,522	e	Repsol YPF S.A.	8,636,334
1,953,492		Telefonica S.A.	29,293,402
96,601	e	Zardoya Otis S.A.	1,100,141
		TOTAL SPAIN	190,710,722

SWEDEN - 3.1%
146,340		Alfa Laval AB	2,718,293
155,463		Assa Abloy AB (Class B)	8,490,446
313,587		Atlas Copco AB (A Shares)	9,284,882
179,378		Atlas Copco AB (B Shares)	4,906,196
131,621		Boliden AB	2,056,147
113,190		Electrolux AB (Series B)	3,483,817
188,087	e	Elekta AB (B Shares)	2,018,579
1,436,082		Ericsson (LM) (B Shares)	17,411,425
91,945	e	Getinge AB (B Shares)	2,266,213
36,299		Hakon Invest AB	1,394,659
447,872		Hennes & Mauritz AB (B Shares)	18,423,992
117,123		Hexagon AB (B Shares)	3,708,466
184,614		Husqvarna AB (B Shares)	1,282,176
79,799		Industrivarden AB	1,421,256
215,567		Investor AB (B Shares)	7,844,197
111,767		Kinnevik Investment AB (Series B)	3,339,999
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

106,966	*,e	Lundin Petroleum AB	$1,387,676
1,429,103		Nordea Bank AB	18,143,553
495,230	e	Sandvik AB	5,198,225
149,527		Securitas AB (B Shares)	1,822,571
691,333		Skandinaviska Enskilda Banken AB (Class A)	8,324,752
179,789		Skanska AB (B Shares)	3,984,883
185,754		SKF AB (B Shares)	4,378,570
265,680		Svenska Cellulosa AB (B Shares)	6,403,980
228,139		Svenska Handelsbanken (A Shares)	10,803,282
421,572		Swedbank AB (A Shares)	10,198,183
92,783		Swedish Match AB	3,020,729
145,839		Tele2 AB	1,649,843
1,095,323		TeliaSonera AB	6,749,117
714,817		Volvo AB (B Shares)	8,368,532
		TOTAL SWEDEN	180,484,639

SWITZERLAND - 9.6%
1,021,180		ABB Ltd	19,633,420
47,990		Actelion Ltd	5,300,999
79,042		Adecco S.A.	5,904,716
39,666		Aryzta AG.	2,973,736
21,765		Baloise Holding AG.	2,833,089
1,070	e	Barry Callebaut AG.	1,066,906
242,037		Cie Financiere Richemont S.A.	20,107,972
91,576		Coca-Cola HBC AG.	1,471,875
707,295		Credit Suisse Group	14,892,692
3,896		EMS-Chemie Holding AG.	1,505,041
17,396		Geberit AG.	5,943,243
4,306		Givaudan S.A.	7,849,084
4,928,097		Glencore Xstrata plc	18,374,809
106,350		Holcim Ltd	7,435,234
101,280		Julius Baer Group Ltd	4,120,488
25,525		Kuehne & Nagel International AG.	3,513,625
423		Lindt & Spruengli AG.	2,201,727
51		Lindt & Spruengli AG. (Registered)	3,212,744
26,036		Lonza Group AG.	3,083,605
1,506,788		Nestle S.A.	115,074,847
1,074,667		Novartis AG.	104,729,222
16,546		Pargesa Holding S.A.	1,195,505
8,019		Partners Group	2,146,045
24,323		Phonak Holding AG.	3,195,473
327,290		Roche Holding AG.	88,210,343
20,559		Schindler Holding AG.	3,044,923
10,669		Schindler Holding AG. (Registered)	1,553,575
2,492		SGS S.A.	4,727,059
989		Sika AG.	3,396,720
288,391		STMicroelectronics NV	2,394,615
12,737		Sulzer AG.	1,348,596
14,162		Swatch Group AG.	5,632,427
25,413		Swatch Group AG. (Registered)	1,868,165
15,752		Swiss Life Holding	3,515,114
28,715		Swiss Prime Site AG.	2,490,843
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

166,035		Swiss Re Ltd	$14,977,585
10,890		Swisscom AG.	6,385,005
42,989		Syngenta AG.	14,002,967
1,693,157		UBS AG.	28,379,096
69,303		Zurich Financial Services AG.	22,979,363
		TOTAL SWITZERLAND	562,672,493

UNITED KINGDOM - 19.2%
435,654		3i Group plc	3,004,400
439,454		Aberdeen Asset Management plc	2,884,719
98,682	e	Admiral Group plc	2,146,773
115,488		Aggreko plc	2,693,415
173,997		AMEC plc	2,080,352
649,659		Anglo American plc (London)	10,851,654
174,381	e	Antofagasta plc	1,700,238
667,320		ARM Holdings plc	10,400,467
235,210		Ashtead Group plc	3,827,457
164,530		Associated British Foods plc	7,673,220
592,373		AstraZeneca plc	42,168,286
1,371,475		Aviva plc	10,881,125
118,275		Babcock International Group	1,788,490
1,458,671		BAE Systems plc	11,104,299
7,644,855		Barclays plc	26,848,937
1,587,744		BG Group plc	21,177,125
982,755		BHP Billiton plc	21,345,955
8,634,357		BP plc	55,467,383
868,959		British American Tobacco plc	49,023,212
444,264		British Land Co plc	5,536,380
474,392		British Sky Broadcasting plc	6,615,478
3,802,343		BT Group plc	23,854,562
148,944		Bunzl plc	4,242,955
202,363		Burberry Group plc	5,257,280
302,306		Capita Group plc	5,076,788
2,378,579		Centrica plc	10,496,731
428,445		CNH Industrial NV	3,261,653
515,323		Cobham plc	2,526,052
771,143		Compass Group plc	13,295,388
67,306		Croda International plc	2,687,957
1,179,724		Diageo plc	34,920,562
692,319		Direct Line Insurance Group plc	3,246,740
73,883		easyJet plc	2,060,071
459,080		Experian Group Ltd	8,089,468
414,572	*	Fiat DaimlerChrysler Automobiles NV	5,467,686
737,014		GKN plc	4,070,404
2,273,573		GlaxoSmithKline plc	50,061,169
754,160		Group 4 Securicor plc	3,231,661
353,581		Hammerson plc	3,658,783
121,255		Hargreaves Lansdown plc	1,838,058
8,965,548		HSBC Holdings plc	82,027,644
253,153	e	ICAP plc	1,777,651
124,053		IMI plc	2,375,512
443,808		Imperial Tobacco Group plc	20,845,207
286

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

211,516		Inmarsat plc	$2,650,356
108,478		InterContinental Hotels Group plc	4,325,855
476,161	*	International Consolidated Airlines Group S.A.	3,885,114
79,631		Intertek Group plc	2,742,571
1,769,809		ITV plc	5,857,218
620,148	e	J Sainsbury plc	2,376,414
94,436		Johnson Matthey plc	4,619,875
1,085,937		Kingfisher plc	5,586,237
363,273		Land Securities Group plc	6,962,481
2,774,958		Legal & General Group plc	11,144,571
424,146		Liberty International plc	2,327,748
26,832,454	*	Lloyds TSB Group plc	29,725,365
107,386		London Stock Exchange Group plc	3,812,923
761,257		Marks & Spencer Group plc	5,533,676
360,372		Meggitt plc	2,913,206
489,955		Melrose Industries plc	1,950,370
262,908	g	Merlin Entertainments plc	1,596,479
1,741,098		National Grid plc	24,478,104
450,744		New Carphone Warehouse plc	2,945,644
70,667		Next plc	7,679,247
2,255,169		Old Mutual plc	7,035,833
377,466		Pearson plc	7,658,704
140,059		Persimmon plc	3,352,864
122,224	e	Petrofac Ltd	1,294,913
1,204,242		Prudential plc	29,275,597
305,737		Reckitt Benckiser Group plc	25,876,008
324,618		Reed Elsevier NV	7,936,438
531,752		Reed Elsevier plc	9,231,755
658,642		Resolution Ltd	3,938,597
319,129		Rexam plc	2,039,321
202,870		Rio Tinto Ltd	9,046,396
594,723		Rio Tinto plc	26,133,900
883,533		Rolls-Royce Group plc	11,804,022
1,176,757	*	Royal Bank of Scotland Group plc	6,389,464
328,870		Royal Mail plc	2,149,546
470,287	*	RSA Insurance Group plc	3,209,134
455,260		SABMiller plc	24,796,288
503,604		Sage Group plc	3,630,409
58,833		Schroders plc	2,556,623
447,840		Scottish & Southern Energy plc	10,837,119
340,869		Segro plc	2,110,879
115,659		Severn Trent plc	3,744,431
416,101		Smith & Nephew plc	7,420,283
178,557		Smiths Group plc	3,021,904
138,179	*	Sports Direct International plc	1,473,667
1,166,393		Standard Chartered plc	15,553,719
1,092,836		Standard Life plc	6,602,743
138,668	e	Subsea 7 S.A.	1,179,583
227,349		Tate & Lyle plc	2,318,714
3,844,941		Tesco plc	13,002,292
112,699		Travis Perkins plc	3,252,071
434,013		Tullow Oil plc	2,387,664
287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

757,309	e	Unilever NV	$32,840,422
596,996		Unilever plc	26,288,138
329,745		United Utilities Group plc	5,089,240
12,430,003		Vodafone Group plc	43,709,830
98,445		Weir Group plc	2,481,980
83,758		Whitbread plc	6,286,945
406,381		William Hill plc	2,302,387
1,034,732	e	WM Morrison Supermarkets plc	2,791,834
123,820		Wolseley plc	7,177,236
616,054		WPP plc	13,547,380
		TOTAL UNITED KINGDOM	1,129,479,074

UNITED STATES - 0.8%
85,062		Carnival plc	3,808,323
606,901	d,e	iShares MSCI EAFE Index Fund	37,148,410
107,677	*	Qiagen NV	2,463,559
174,827	e	Transocean Ltd	2,790,572
		TOTAL UNITED STATES	46,210,864

		TOTAL COMMON STOCKS	5,864,795,484
		(Cost $5,368,418,906)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
13,404	m	APA Group	9,313
989,098	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	9,313

SPAIN - 0.0%
82,579		ACS Actividades de Construccion y Servicios S.A.	41,992
5,748,522	m	Banco Santander S.A.	878,736
		TOTAL SPAIN	920,728

		TOTAL RIGHTS / WARRANTS	930,041
		(Cost $1,029,816)

SHORT-TERM INVESTMENTS - 3.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
212,549,205	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	212,549,205
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	212,549,205
		TOTAL SHORT-TERM INVESTMENTS	212,549,205
		(Cost $212,549,205)

		TOTAL INVESTMENTS - 103.3%	6,078,274,730
		(Cost $5,581,997,927)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(196,674,059)
		NET ASSETS - 100.0%	$5,881,600,671
288

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $206,074,172.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/15, the aggregate value of these securities amounted to $2,714,031 or 0.05% of net assets.
m	Indicates a security that has been deemed illiquid.
289

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$1,511,124,244	25.7%
INDUSTRIALS	735,844,659	12.5
CONSUMER DISCRETIONARY	731,381,228	12.4
CONSUMER STAPLES	675,449,479	11.5
HEALTH CARE	661,197,393	11.2
MATERIALS	434,929,007	7.4
ENERGY	315,344,520	5.4
TELECOMMUNICATION SERVICES	300,225,740	5.1
INFORMATION TECHNOLOGY	276,111,167	4.7
UTILITIES	224,118,088	3.8
SHORT-TERM INVESTMENTS	212,549,205	3.6
OTHER ASSETS & LIABILITIES, NET	(196,674,059)	(3.3)

NET ASSETS	$5,881,600,671	100.0%
290

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2015

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BONDS - 94.5%

CORPORATE BONDS - 48.2%

ANGOLA - 0.7%
	$1,500,000		Republic of Angola Via Northern Lights III BV	7.000%	08/16/19	$1,455,000
			TOTAL ANGOLA			1,455,000

BRAZIL - 3.6%
	1,800,000	g	Klabin Finance S.A.	5.250	07/16/24	1,764,000
	192,480	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	135,698
	848,250	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	602,003
BRL	2,305,000	g	Oi S.A.	9.750	09/15/16	773,130
	$1,100,000	g	Oi S.A.	5.750	02/10/22	955,625
	860,000		Petrobras Global Finance BV	6.250	03/17/24	776,864
	900,000	g	QGOG Constellation S.A.	6.250	11/09/19	411,480
	1,100,000	g	Samarco Mineracao S.A.	5.375	09/26/24	1,012,000
	1,000,000	g	Tupy Overseas S.A.	6.625	07/17/24	917,500
			TOTAL BRAZIL			7,348,300

CHILE - 1.5%
	800,000	g	Colbun S.A.	4.500	07/10/24	819,865
	1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	1,017,471
	1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,308,840
			TOTAL CHILE			3,146,176

CHINA - 2.4%
	1,500,000	g	Bank of China Ltd	5.000	11/13/24	1,584,714
	1,200,000	g	CAR, Inc	6.125	02/04/20	1,198,500
	1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,295,006
	1,100,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,118,064
			TOTAL CHINA			5,196,284

COLOMBIA - 2.9%
	940,000		Ecopetrol S.A.	4.125	01/16/25	882,425
	800,000		Ecopetrol S.A.	5.875	05/28/45	768,000
	1,100,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,171,500
COP	2,368,000,000	g	Empresa de Telecomunicaciones de Bogota	7.000	01/17/23	934,098
	$500,000	g	Oleoducto Central SA	4.000	05/07/21	482,500
	300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	197,250
	1,000,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	570,000
	1,200,000	g	SUAM Finance BV	4.875	04/17/24	1,217,532
			TOTAL COLOMBIA			6,223,305
291

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GUATEMALA - 0.6%
$1,300,000	g	Comcel Trust	6.875%	02/06/24	$1,345,500
		TOTAL GUATEMALA			1,345,500

INDIA - 4.0%
1,000,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,104,600
600,000	g	ICICI Bank Ltd	3.500	03/18/20	612,881
1,200,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	1,258,500
800,000		NTPC Ltd	5.625	07/14/21	896,946
1,550,000		NTPC Ltd	4.750	10/03/22	1,652,791
1,300,000	g	Reliance Holdings USA	5.400	02/14/22	1,425,884
1,350,000	g	Reliance Industries Ltd	4.125	01/28/25	1,379,484
		TOTAL INDIA			8,331,086

INDONESIA - 3.8%
2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,375,500
2,250,000	g	Pertamina Persero PT	4.300	05/20/23	2,233,125
1,000,000	g	Pertamina Persero PT	6.500	05/27/41	1,085,000
1,000,000	g	Pertamina Persero PT	5.625	05/20/43	987,500
1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,055,000
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	215,750
1,450,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,373,875
		TOTAL INDONESIA			8,325,750
ISRAEL - 1.6%
1,350,000	g	Israel Chemicals Ltd	4.500	12/02/24	1,371,735
200,000	g	Israel Electric Corp Ltd	7.250	01/15/19	223,480
1,700,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,717,000
		TOTAL ISRAEL			3,312,215

KAZAKHSTAN - 1.4%
400,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	385,800
750,000	g	KazMunayGas National Co JSC	4.875	05/07/25	657,187
800,000	g	KazMunayGas National Co JSC	5.750	04/30/43	644,032
1,700,000	g	KazMunayGas National Co JSC	6.000	11/07/44	1,394,000
		TOTAL KAZAKHSTAN			3,081,019

KOREA, REPUBLIC OF - 0.7%
1,100,000	g	Hana Bank	4.375	09/30/24	1,182,228
500,000	g	Korea East-West Power Co Ltd	2.500	06/02/20	503,557
		TOTAL KOREA, REPUBLIC OF			1,685,785

LUXEMBOURG - 0.1%
200,000	g	Altice Financing S.A.	6.625	02/15/23	204,000
		TOTAL LUXEMBOURG			204,000

MALAYSIA - 1.3%
3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,706,737
		TOTAL MALAYSIA			2,706,737
292

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

MEXICO - 6.2%
MXN	25,450,000		America Movil SAB de C.V.	6.450%	12/05/22	$1,692,422
	$600,000	g	BBVA Bancomer S.A.	6.750	09/30/22	678,228
	1,300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	1,287,000
	1,400,000	g	Cemex Finance LLC	6.000	04/01/24	1,318,100
EUR	430,000	g	Cemex SAB de C.V.	4.750	01/11/22	490,759
	$400,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	440,040
	1,450,000	g	Elementia SAB de C.V.	5.500	01/15/25	1,386,563
	1,450,000	g	Empresas ICA SAB de C.V.	8.875	05/29/24	1,016,813
	1,050,000	g	Gruma SAB de C.V.	4.875	12/01/24	1,097,250
	775,000	g	Mexichem SAB de C.V.	5.875	09/17/44	750,588
	750,000		Pemex Project Funding Master Trust	6.625	06/15/35	860,475
	400,000	g	Petroleos Mexicanos	4.250	01/15/25	393,920
	1,125,000	g	Petroleos Mexicanos	4.500	01/23/26	1,123,088
	1,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,018,750
			TOTAL MEXICO			13,553,996

MOROCCO - 1.2%
	1,100,000	g	OCP S.A.	5.625	04/25/24	1,199,132
	1,200,000	g	OCP S.A.	6.875	04/25/44	1,356,000
			TOTAL MOROCCO			2,555,132

NIGERIA - 0.5%
	1,200,000	g	Zenith Bank plc	6.250	04/22/19	1,020,000
			TOTAL NIGERIA			1,020,000

PERU - 2.4%
	1,250,000	g	Banco de Credito del Peru	4.250	04/01/23	1,280,875
	1,000,000	g,i	BBVA Banco Continental S.A.	5.250	09/22/29	1,023,600
	1,000,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	970,950
	1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,732,500
			TOTAL PERU			5,007,925

POLAND - 0.6%
	1,200,000	g	PKO Finance AB	4.630	09/26/22	1,267,500
			TOTAL POLAND			1,267,500

RUSSIA - 1.4%
	1,200,000	g	EDC Finance Ltd	4.875	04/17/20	942,000
	200,000	g	Lukoil International Finance BV	3.416	04/24/18	168,000
	1,250,000	g	Lukoil International Finance BV	6.125	11/09/20	1,081,250
	600,000	g	Vimpelcom Holdings	7.504	03/01/22	498,648
	400,000	g	VimpelCom Holdings BV	5.950	02/13/23	303,000
			TOTAL RUSSIA			2,992,898

SINGAPORE - 0.9%
	1,800,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,866,778
			TOTAL SINGAPORE			1,866,778
293

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SOUTH AFRICA - 2.9%
$1,025,000		AngloGold Ashanti Holdings plc	5.125%	08/01/22	$974,717
2,100,000	g	Eskom Holdings Ltd	5.750	01/26/21	2,094,750
1,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	1,012,700
1,100,000	g	MTN Mauritius Investments Ltd	4.755	11/11/24	1,111,000
1,000,000	g	Transnet SOC Ltd	4.000	07/26/22	970,100
		TOTAL SOUTH AFRICA			6,163,267

SRI LANKA - 0.8%
1,800,000	g	National Savings Bank	5.150	09/10/19	1,775,070
		TOTAL SRI LANKA			1,775,070

TRINIDAD AND TOBAGO - 0.4%
953,125	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	955,508
		TOTAL TRINIDAD AND TOBAGO			955,508

TURKEY - 4.5%
1,500,000	g	Akbank TAS	4.000	01/24/20	1,485,375
900,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	813,600
1,000,000	g	Export Credit Bank of Turkey	5.000	09/23/21	1,026,250
500,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	507,800
800,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	814,000
800,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	807,008
1,000,000	g	Turkiye Is Bankasi	5.000	04/30/20	1,017,500
1,500,000	g	Turkiye Is Bankasi	5.000	06/25/21	1,522,800
500,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	490,000
1,200,000	g,i	Turkiye Vakiflar Bankasi Tao	6.875	02/03/25	1,190,147
		TOTAL TURKEY			9,674,480

UNITED KINGDOM - 0.6%
1,200,000	g	Jaguar Land Rover Automotive plc	4.250	11/15/19	1,221,000
		TOTAL UNITED KINGDOM			1,221,000

UNITED STATES - 0.4%
900,000		Freeport-McMoRan, Inc	4.550	11/14/24	824,053
		TOTAL UNITED STATES			824,053

VENEZUELA - 0.8%
300,000		Petroleos de Venezuela S.A.	5.250	04/12/17	111,127
1,170,000	g	Petroleos de Venezuela S.A.	8.500	11/02/17	669,825
3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	958,532
		TOTAL VENEZUELA			1,739,484

		TOTAL CORPORATE BONDS			102,978,248
		(Cost $106,286,256)

GOVERNMENT BONDS - 46.3%

AZERBAIJAN - 0.9%
1,940,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	1,890,569
		TOTAL AZERBAIJAN			1,890,569
294

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BAHRAIN - 0.5%
	$1,000,000	g	Bahrain Government International Bond	6.000%	09/19/44	$970,000
			TOTAL BAHRAIN			970,000

BARBADOS - 0.4%
	450,000	g	Barbados Government International Bond	6.625	12/05/35	372,375
	640,000		Barbados Government International Bond	6.625	12/05/35	529,600
			TOTAL BARBADOS			901,975

BRAZIL - 2.4%
	1,812,639	g	Brazil Loan Trust	5.477	07/24/23	1,830,766
	1,400,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,379,000
BRL	4,310,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/17	1,543,356
	1,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	489,668
			TOTAL BRAZIL			5,242,790

COLOMBIA - 1.3%
	$365,000		Colombia Government International Bond	4.000	02/26/24	379,600
	650,000		Colombia Government International Bond	5.625	02/26/44	752,375
	670,000		Colombia Government International Bond	5.000	06/15/45	712,545
COP	2,482,000,000		Colombian TES	5.000	11/21/18	1,015,016
			TOTAL COLOMBIA			2,859,536

COSTA RICA - 0.7%
	$800,000	g	Costa Rica Government International Bond	4.375	04/30/25	722,200
	800,000	g	Costa Rica Government International Bond	7.000	04/04/44	778,000
			TOTAL COSTA RICA			1,500,200

CROATIA - 2.3%
	775,000	g	Croatia Government International Bond	6.250	04/27/17	820,043
	1,915,000	g	Croatia Government International Bond	6.375	03/24/21	2,104,336
	1,775,000	g	Croatia Government International Bond	5.500	04/04/23	1,874,844
			TOTAL CROATIA			4,799,223

DOMINICAN REPUBLIC - 1.7%
DOP	49,250,000	g	Dominican Republic International Bond	14.000	05/12/17	1,190,745
	$1,000,000	g	Dominican Republic International Bond	5.500	01/27/25	1,017,500
	1,500,000	g	Dominican Republic International Bond	6.850	01/27/45	1,515,000
			TOTAL DOMINICAN REPUBLIC			3,723,245

EL SALVADOR - 0.5%
	1,025,000	g	El Salvador Government International Bond	6.375	01/18/27	1,050,625
			TOTAL EL SALVADOR			1,050,625

GHANA - 0.8%
	2,050,000	g	Republic of Ghana	8.125	01/18/26	1,773,250
			TOTAL GHANA			1,773,250
295

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GREECE - 0.4%
EUR	958,000	g	Hellenic Republic Government Bond	4.750%	04/17/19	$758,809
			TOTAL GREECE			758,809

GUATEMALA - 0.4%
	$425,000	g	Guatemala Government Bond	5.750	06/06/22	473,875
	325,000	g	Guatemala Government Bond	4.875	02/13/28	339,625
			TOTAL GUATEMALA			813,500

HUNGARY - 2.5%
	700,000		Hungary Government International Bond	4.000	03/25/19	735,000
	2,650,000		Hungary Government International Bond	5.750	11/22/23	3,072,754
	1,160,000		Hungary Government International Bond	7.625	03/29/41	1,716,800
			TOTAL HUNGARY			5,524,554

INDONESIA - 3.7%
	600,000	g	Indonesia Government International Bond	3.750	04/25/22	606,000
	1,855,000	g	Indonesia Government International Bond	3.375	04/15/23	1,815,581
	3,100,000	g	Indonesia Government International Bond	5.125	01/15/45	3,286,000
IDR	2,600,000,000		Indonesia Treasury Bond	5.250	05/15/18	196,321
	12,100,000,000		Indonesia Treasury Bond	7.875	04/15/19	991,020
	9,350,000,000		Indonesia Treasury Bond	8.375	03/15/24	800,561
			TOTAL INDONESIA			7,695,483

JAMAICA - 0.2%
	$400,000		Jamaica Government International Bond	7.625	07/09/25	435,000
			TOTAL JAMAICA			435,000

KAZAKHSTAN - 0.7%
	1,600,000	g	Kazakhstan Government International Bond	3.875	10/14/24	1,450,000
			TOTAL KAZAKHSTAN			1,450,000

KENYA - 1.4%
	800,000	g	Kenya Government International Bond	5.875	06/24/19	800,000
	1,100,000	g	Kenya Government International Bond	6.875	06/24/24	1,144,000
KES	108,750,000		Kenya Infrastructure Bond	11.000	10/12/26	1,180,018
			TOTAL KENYA			3,124,018

MEXICO - 1.5%
MXN	25,040,000		Mexican Bonos	6.500	06/09/22	1,815,330
	$1,200,000		Mexico Government International Bond	4.600	01/23/46	1,284,000
			TOTAL MEXICO			3,099,330

MOROCCO - 0.8%
	1,500,000	g	Morocco Government International Bond	5.500	12/11/42	1,681,875
			TOTAL MOROCCO			1,681,875
296

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

NAMIBIA - 0.2%
	$400,000	g	Namibia International Bonds	5.500%	11/03/21	$430,000
			TOTAL NAMIBIA			430,000

NIGERIA - 0.5%
	1,270,000	g	Nigeria Government International Bond	6.375	07/12/23	1,165,428
			TOTAL NIGERIA			1,165,428

PANAMA - 0.5%
	1,050,000		Panama Government International Bond	5.200	01/30/20	1,172,325
			TOTAL PANAMA			1,172,325

PARAGUAY - 0.7%
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,540,000
			TOTAL PARAGUAY			1,540,000

PERU - 0.3%
PEN	2,200,000	g	Peruvian Government International Bond	5.700	08/12/24	736,811
			TOTAL PERU			736,811

PHILIPPINES - 2.3%
	$925,000		Philippine Government International Bond	4.200	01/21/24	1,039,469
	650,000		Philippine Government International Bond	5.500	03/30/26	804,375
PHP	72,000,000		Philippine Government International Bond	6.250	01/14/36	1,918,672
	$1,070,000		Philippine Government International Bond	3.950	01/20/40	1,175,662
			TOTAL PHILIPPINES			4,938,178

POLAND - 1.7%
	1,045,000		Poland Government International Bond	5.000	03/23/22	1,199,242
	2,065,000		Poland Government International Bond	4.000	01/22/24	2,250,850
			TOTAL POLAND			3,450,092

REPUBLIC OF SERBIA - 0.6%
	1,250,000	g	Republic of Serbia	5.875	12/03/18	1,320,300
			TOTAL REPUBLIC OF SERBIA			1,320,300

RUSSIA - 1.7%
	500,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	442,700
	2,020,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,702,860
	530,550	i	Russian Foreign Bond - Eurobond	7.500	03/31/30	533,519
	1,123,325	g,i	Russian Foreign Bond - Eurobond	7.500	03/31/30	1,129,611
			TOTAL RUSSIA			3,808,690

SLOVENIA - 0.4%
	700,000	g	Slovenia Government International Bond	5.500	10/26/22	808,500
			TOTAL SLOVENIA			808,500

SOUTH AFRICA - 3.1%
ZAR	18,810,000		South Africa Government Bond	6.500	02/28/41	1,386,077
	$1,645,000		South Africa Government International Bond	5.875	09/16/25	1,908,200
297

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$615,000		South Africa Government International Bond	6.250%	03/08/41	$761,831
	2,225,000		South Africa Government International Bond	5.375	07/24/44	2,475,313
			TOTAL SOUTH AFRICA			6,531,421

SRI LANKA - 1.7%
LKR	103,000,000		Sri Lanka Government Bonds	7.250	04/01/16	786,213
	106,000,000		Sri Lanka Government Bonds	8.000	09/01/16	817,520
	$1,310,000	g	Sri Lanka Government International Bond	6.000	01/14/19	1,367,313
	700,000	g	Sri Lanka Government International Bond	6.250	07/27/21	740,250
			TOTAL SRI LANKA			3,711,296

SUPRANATIONAL - 1.0%
INR	60,350,000		European Bank for Reconstruction & Development	6.000	03/03/16	978,647
	48,000,000		Inter-American Development Bank	7.125	07/24/15	778,241
IDR	4,250,000,000		Inter-American Development Bank	7.350	09/12/18	335,184
			TOTAL SUPRANATIONAL			2,092,072

TUNISIA - 1.4%
	$1,500,000	g	Banque Centrale de Tunisie	5.750	01/30/25	1,522,500
	1,250,000		Banque Centrale de Tunisie	8.250	09/19/27	1,462,500
			TOTAL TUNISIA			2,985,000

TURKEY - 5.3%
	800,000		Republic of Turkey	6.000	01/14/41	958,000
TRY	450,000		Turkey Government Bond	8.200	11/16/16	188,458
	2,905,000		Turkey Government Bond	7.100	03/08/23	1,183,945
	$1,050,000		Turkey Government International Bond	6.750	04/03/18	1,175,370
	525,000		Turkey Government International Bond	7.500	11/07/19	622,178
	560,000		Turkey Government International Bond	5.625	03/30/21	622,664
	1,200,000		Turkey Government International Bond	5.125	03/25/22	1,302,000
	600,000		Turkey Government International Bond	5.750	03/22/24	687,000
	800,000		Turkey Government International Bond	7.375	02/05/25	1,019,760
	710,000		Turkey Government International Bond	8.000	02/14/34	1,014,412
	1,010,000		Turkey Government International Bond	6.875	03/17/36	1,305,425
	1,100,000		Turkey Government International Bond	4.875	04/16/43	1,150,765
			TOTAL TURKEY			11,229,977

URUGUAY - 0.6%
	1,175,000		Uruguay Government International Bond	4.500	08/14/24	1,287,213
			TOTAL URUGUAY			1,287,213

VENEZUELA - 1.0%
	660,000		Venezuela Government International Bond	5.750	02/26/16	377,850
	2,230,000		Venezuela Government International Bond	7.750	10/13/19	730,325
	600,000		Venezuela Government International Bond	9.000	05/07/23	199,500
	1,725,000		Venezuela Government International Bond	7.650	04/21/25	556,312
	900,000		Venezuela Government International Bond	9.250	05/07/28	301,500
			TOTAL VENEZUELA			2,165,487
298

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

VIETNAM - 0.2%
$400,000	g	Vietnam Government International Bond	4.800%	11/19/24	$421,000
		TOTAL VIETNAM			421,000

		TOTAL GOVERNMENT BONDS			99,087,772
		(Cost $99,974,737)

		TOTAL BONDS			202,066,020
		(Cost $206,260,993)

		TOTAL INVESTMENTS - 94.5%			202,066,020
		(Cost $206,260,993)
		OTHER ASSETS & LIABILITIES, NET - 5.5%			11,787,913
		NET ASSETS - 100.0%			$213,853,933

Abbreviation(s):
	BRL	Brazilian Real
	COP	Colombian Peso
	DOP	Dominican Peso
	EUR	Euro
	IDR	Indonesian Rupiah
	INR	Indian Rupee
	KES	Kenyan Shilling
	LKR	Sri Lankan Rupee
	MXN	Mexico Peso
	PEN	Peruvian Nuevo Sol
	PHP	Philippine Peso
	TRY	Turkish Lira
	ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
At 1/31/2015, the aggregate value of these securities amounted to $132,131,950 or 61.8% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
299

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$97,565,272	45.5%
FINANCIALS	28,035,236	13.1
UTILITIES	24,279,446	11.4
ENERGY	18,178,007	8.5
MATERIALS	14,301,055	6.7
TELECOMMUNICATION SERVICES	6,973,323	3.3
INDUSTRIALS	5,729,971	2.7
CONSUMER DISCRETIONARY	2,956,046	1.4
INFORMATION TECHNOLOGY	2,136,814	1.0
CONSUMER STAPLES	1,910,850	0.9
OTHER ASSETS & LIABILITIES, NET	11,787,913	5.5

NET ASSETS	$213,853,933	100.0%

300

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, and the Emerging Markets Debt Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

301

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds expect to adopt the Update for the April 30, 2015 semiannual report.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•           Level 1 – quoted prices in active markets for identical securities

•           Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•           Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value

302

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments were valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2015, there were no material transfers between levels by the Funds.

As of January 31, 2015, 100% of the value of investments in the Enhanced Large-Cap Growth Index Fund, Large-Cap Growth Fund, Mid-Cap Growth Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, and the S&P 500 Index Fund were valued based on Level 1 inputs.

As of January 31, 2015, 100% of the value of investments in the Emerging Markets Debt Fund was valued based on Level 2 inputs.

303

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of January 31, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$143,030,197	$939,591	$-	$143,969,788
All other equity investments*	1,553,822,493	-	-	1,553,822,493
Short-term investments	16,637,558	-	-	16,637,558
Written options**	(29,687)	-	-	(29,687)
Total	$1,713,460,561	$939,591	$-	$1,714,400,152
Growth & Income
Equity investments:
Consumer discretionary	$713,139,704	$470	$-	$713,140,174
Consumer staples	406,285,780	49,969,930	-	456,255,710
Financials	583,444,275	18,693,980	-	602,138,255
Health care	710,736,703	36,434,388	-	747,171,091
Industrials	421,915,858	4,798,660	-	426,714,518
Information Technology	1,006,490,025	9,782,601	-	1,016,272,626
Materials	155,159,801	20,486,862	-	175,646,663
All other equity investments*	486,168,985	-	-	486,168,985
Short-term investments	85,874,131	-	-	85,874,131
Purchased options**	115,750	-	-	115,750
Written options**	(715,210)	-	-	(715,210)
Total	$4,568,615,802	$140,166,891	$-	$4,708,782,693
Large-Cap Value
Equity investments:
Consumer discretionary	$509,062,749	$22,545,808	$-	$531,608,557
Consumer staples	312,899,113	35,179,291	-	348,078,404
Health care	741,440,378	29,945,965	-	771,386,343
Industrials	491,530,084	-	7,267	491,537,351
Materials	143,811,996	19,017,206	-	162,829,202
All other equity investments*	2,923,159,057	-	-	2,923,159,057
Short-term investments	107,253,167	-	-	107,253,167
Total	$5,229,156,544	$106,688,270	$7,267	$5,335,852,081
Mid-Cap Value
Equity investments:
Energy	$397,879,012	$14,234,674	$-	$412,113,686
Financials	1,519,255,903	14,771,415	-	1,534,027,318
Health care	585,230,668	18,434,975	-	603,665,643
All other equity investments*	2,522,745,184	-	-	2,522,745,184
Short-term investments	67,349,859	-	-	67,349,859
Total	$5,092,460,626	$47,441,064	$-	$5,139,901,690
Social Choice Equity
Equity investments:
Financials	$511,271,937	$21,662,441	$-	$532,934,378
Health care	375,770,338	56,323	-	375,826,661
Information Technology	458,599,913	255,254	-	458,855,167
All other equity investments *	1,277,966,742	-	-	1,277,966,742
Short-term investments	-	54,328,705	-	54,328,705
Total	$2,623,608,930	$76,302,723	$-	$2,699,911,653
304

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa/Middle East	$-	$58,710,752	$-	$58,710,752
Asia	14,039,220	594,285,203	175,554	608,499,977
Europe	-	22,777,934	-	22,777,934
Latin America	-	104,489,704	-	104,489,704
All other equity investments*	18,419,899	87,746,618	-	106,166,517
Corporate bonds	-	-	534,000	534,000
Short-term investments	19,464,420	-	-	19,464,420
Total	$51,923,539	$868,010,211	$709,554	$920,643,304
Enhanced International Equity Index
Equity investments:
Asia	$-	$271,326,641	$-	$271,326,641
Australasia	-	79,231,332	-	79,231,332
Europe	15,768,971	624,235,120	-	640,004,091
All other equity investments*	6,462,040	91,381,135	-	97,843,175
Short-term investments	39,617,971	-	-	39,617,971
Futures**	26,345	-	-	26,345
Total	$61,875,327	$1,066,174,228	$-	$1,128,049,555
Global Natural Resources
Equity investments:
Asia	$-	$12,763,065	$-	$12,763,065
Australasia	-	16,451,137	-	16,451,137
Europe	-	43,093,179	-	43,093,179
North America	117,179,156	29,976,074	-	147,155,230
All other equity investments*	-	36,989,625	-	36,989,625
Short-term investments	12,398,733	-	-	12,398,733
Total	$129,577,889	$139,273,080	$-	$268,850,969
International Equity
Equity investments:
Asia	$-	$978,433,222	$-	$978,433,222
Europe	-	2,702,965,519	-	2,702,965,519
All other equity investments*	-	85,399,382	-	85,399,382
Short-term investments	47,116,863	-	-	47,116,863
Total	$47,116,863	$3,766,798,123	$-	$3,813,914,986
International Opportunities
Equity investments:
Asia	$16,576,524	$331,176,885	$-	$347,753,409
Australasia	-	25,724,289	-	25,724,289
Europe	-	445,196,826	1,606	445,198,432
North America	20,718,332	87,311,744	-	108,030,076
All other equity investments*	-	136,298,461	-	136,298,461
Short-term investments	75,058,027	21,199,746	-	96,257,773
Total	$112,352,883	$1,046,907,951	$1,606	$1,159,262,440
305

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$1,321,743,559	$-	$31,697	$1,321,775,256
Telecommunications	185,567,740	-	49,856	185,617,596
All other equity investments*	7,551,670,588	-	-	7,551,670,588
Short-term investments	246,884,344	-	-	246,884,344
Futures**	(282,953)	-	-	(282,953)
Total	$9,305,583,278	$-	$81,553	$9,305,664,831
Small-Cap Blend Index
Equity investments:
Health care	$247,638,864	$-	$82,553	$247,721,417
Telecommunications	11,962,069	-	139,956	12,102,025
All other equity investments*	1,348,757,253	-	-	1,348,757,253
Short-term investments	240,423,717	-	-	240,423,717
Futures**	(57,377)	-	-	(57,377)
Total	$1,848,724,526	$-	$222,509	$1,848,947,035
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$-	$78,025,066	$285	$78,025,351
Asia	-	623,978,170	-	623,978,170
Europe	847,693	28,959,696	-	29,807,389
Latin America	-	122,416,827	-	122,416,827
North America	50,240,462	-	-	50,240,462
All other equity investments*	2,976,625	96,466,182	698	99,443,505
Short-term investments	57,090,717	-	-	57,090,717
Total	$111,155,497	$949,845,941	$983	$1,061,002,421
International Equity Index
Equity investments:
Asia	$-	$1,440,047,248	$-	$1,440,047,248
Australasia	-	415,686,763	9,313	415,696,076
Europe	-	3,577,348,516	-	3,577,348,516
All other equity investments*	37,585,726	395,047,959	-	432,633,685
Short-term investments	212,549,205	-	-	212,549,205
Futures**	(19,543)	-	-	(19,543)
Total	$250,115,388	$5,828,130,486	$9,313	$6,078,255,187

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.
306

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At January 31, 2015, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	82	$9,521,840	March 2015	$(245,787)
Enhanced International Equity Index	MSCI EAFE Mini Index	10	883,300	March 2015	26,345
Equity Index	S&P 500 E Mini Index	179	17,796,180	March 2015	(282,953)
Large-Cap Growth Index	S&P 500 E Mini Index	21	2,087,820	March 2015	(10,202)
Large-Cap Value Index	S&P 500 E Mini Index	20	1,988,400	March 2015	(8,913)
Small-Cap Blend Index	Russell 2000 Mini Index	32	3,715,840	March 2015	(57,377)
International Equity Index	MSCI EAFE Mini Index	34	3,003,220	March 2015	(19,543)

Options: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss.

307

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Purchased options outstanding as of January 31, 2015 were as follows:

	Number of contracts	Value
Growth & Income Fund
AMC Networks, Inc, Put, 2/20/15 at $65	300	$32,250
Apple, Inc, Put, 1/30/15 at $107	300	300
Estee Lauder Cos, Inc, Put, 2/20/15 at $70	400	56,000
Mondelez International, Inc, Put, 2/20/15 at $36	200	22,400
Yahoo!, Inc, Put, 2/6/15 at $42	400	4,800
Total	1,600	$115,750

Written options outstanding as of January 31, 2015 were as follows:

	Number of Contracts	Value
Enhanced Large-Cap Value Index Fund
Biogen Idec, Inc, Call, 2/6/15 at $400	5	$(1,550)
Biogen Idec, Inc, Call, 2/6/15 at $390	10	(7,300)
Cummins, Inc, Put, 1/30/15 at $139	20	(100)
EOG Resources, Inc, Call, 1/30/15 at $95	30	(120)
GoPro, Inc, Call, 1/30/15 at $55.50	50	(150)
GoPro, Inc, Put, 1/30/15 at $47.50	24	(120)
GoPro, Inc, Put, 2/6/15 at $45	40	(4,200)
Hess Corp, Put, 1/30/15 at $65	45	(4,005)
Hess Corp, Put, 1/30/15 at $67	25	(3,750)
Hewlett-Packard Co, Put, 2/6/15 at $36	38	(1,254)
LyondellBasell Industries NV, Put, 2/20/15 at $72.50	30	(2,400)
Tesoro Corp, Put, 2/6/15 at $76.50	10	(350)
VMware, Inc, Call, 2/6/15 at $88	40	(3,000)
VMware, Inc, Put, 1/30/15 at $76	30	(120)
Western Digital Corp, Put, 1/30/15 at $95	20	(60)
Western Digital Corp, Put, 1/30/15 at $91	42	(168)
Western Digital Corp, Put, 1/30/15 at $97	35	(665)
Workday, Inc, Call, 1/30/15 at $85	25	(375)
Total	519	$(29,687)
308

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
Growth & Income Fund
AMC Networks, Inc, Call, 2/20/15 at $70	300	$(22,500)
AMC Networks, Inc, Put, 2/20/15 at $60	200	(27,000)
Amgen, Inc, Call, 1/30/15 at $165	300	(300)
Apple, Inc, Call, 1/30/15 at $120	300	(300)
Best Buy Co, Inc, Call, 2/6/15 at $37	600	(5,400)
Canadian Pacific Railway Ltd, Put, 2/20/15 at $160	100	(8,750)
Citrix Systems, Inc, Call, 2/20/15 at $65	700	(7,000)
Citrix Systems, Inc, Call, 2/20/15 at $62.50	700	(24,500)
Dow Chemical Co, Call, 1/30/15 at $46	600	(600)
Estee Lauder Cos, Inc, Call, 2/20/15 at $77.50	100	(1,500)
Estee Lauder Cos, Inc, Call, 2/20/15 at $75	400	(16,000)
Estee Lauder Cos, Inc, Put, 2/20/15 at $65	400	(15,000)
Facebook, Inc, Call, 1/30/15 at $85	300	(300)
Facebook, Inc, Put, 1/30/15 at $70	300	(300)
Fortinet, Inc, Call, 2/20/15 at $36	600	(10,500)
Fortinet, Inc, Put, 2/20/15 at $29	600	(45,000)
General Dynamics Corp, Call, 2/20/15 at $145	200	(1,000)
General Dynamics Corp, Put, 2/20/15 at $125	200	(10,800)
Google, Inc, Call, 1/30/15 at $540	60	(180)
Google, Inc, Put, 1/30/15 at $490	60	(180)
GoPro, Inc, Call, 1/30/15 at $56	100	(300)
Harman International Industries, Inc, Call, 2/20/15 at $115	200	(286,000)
Harman International Industries, Inc, Call, 2/20/15 at $130	100	(37,000)
Honeywell International, Inc, Call, 2/20/15 at $105	400	(4,000)
Intel Corp, Put, 2/6/15 at $32	700	(16,100)
Kate Spade & Co, Call, 2/20/15 at $33	300	(18,000)
Mattel, Inc, Call, 2/20/15 at $29	100	(1,000)
MicroStrategy, Inc, Call, 2/20/15 at $185	100	(10,000)
MicroStrategy, Inc, Put, 2/20/15 at $155	100	(27,500)
Mondelez International, Inc, Call, 2/20/15 at $40	400	(2,800)
Mondelez International, Inc, Put, 2/20/15 at $33	400	(9,200)
NetFlix, Inc, Put, 1/30/15 at $430	100	(100)
NetFlix, Inc, Put, 2/6/15 at $420	100	(13,200)
NXP Semiconductors NV, Call, 2/20/15 at $87.50	200	(17,500)
NXP Semiconductors NV, Put, 2/20/15 at $70	200	(10,000)
O’Reilly Automotive, Inc, Call, 2/20/15 at $210	160	(6,400)
O’Reilly Automotive, Inc, Put, 2/20/15 at $180	160	(30,400)
Restoration Hardware Holdings, Inc, Put, 2/20/15 at $80	200	(11,000)
Restoration Hardware Holdings, Inc, Put, 2/20/15 at $85	100	(17,000)
VMware, Inc, Call, 1/30/15 at $89	200	(200)
Yahoo!, Inc, Call, 1/30/15 at $53	400	(400)
Total	11,740	$(715,210)
Large-Cap Growth Fund
Illumina, Inc, Call, 2/20/15 at $200	119	$(48,790)
Total	119	$(48,790)
309

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
Mid-Cap Growth Fund
Church & Dwight Co, Inc, Call, 2/20/15 at $80	1,000	$(195,000)
Groupon, Inc, Call, 2/20/15 at $8	2,000	(58,000)
Illumina, Inc, Call, 2/20/15 at $200	500	(205,000)
NetFlix, Inc, Call, 2/20/15 at $420	50	(135,750)
Pacira Pharmaceuticals, Inc, Call, 2/20/15 at $105	690	(455,400)
Skyworks Solutions, Inc, Call, 2/20/15 at $82	400	(140,000)
Western Digital Corp, Call, 1/30/15 at $109	350	(1,050)
Yahoo!, Inc, Put, 2/6/15 at $42	200	(2,400)
Yelp, Inc, Call, 2/6/15 at $60	837	(62,775)
Yelp, Inc, Put, 2/6/15 at $50	837	(163,215)
Total	6,864	$(1,418,590)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at		Purchase	Sales	Realized	Dividend	Withholding	Shares at		Value at
Issue	October 31, 2014		cost	proceeds	gain(loss)	income	expense	January 31, 2015		January 31, 2015
Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$262,541,188		$-	$155,288,021	$-	$-	$-	-	*	$-
Mid-Cap Growth Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	163,569,035		-	58,693,065	-	-	-	-	*	-
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	234,863,780		-	85,282,266	-	-	-	149,581,514		149,581,514
International Equity Fund
Ceat Ltd	-	**	31,045,961	-	-	-	-	2,160,298		28,542,021
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	278,287,735		7,907,698	39,311,089	-	-	-	246,884,344		246,884,344
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	286,165,959		-	45,742,242	-	-	-	240,423,717		240,423,717
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	183,755,836		110,665,707	81,872,338	-	-	-	212,549,205		212,549,205
* Not an affiliate as of January 31, 2015.
** Not an affiliate as of October 31, 2014.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

310

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At January 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,520,607,541	$307,313,622	$(30,692,268)	$276,621,354
Enhanced Large-Cap Value Index	1,382,962,005	354,571,012	(23,103,178)	331,467,834
Growth & Income	3,776,131,888	986,459,866	(53,093,851)	933,366,015
Large-Cap Growth	2,065,073,963	687,867,105	(22,861,473)	665,005,632
Large-Cap Value	4,480,967,325	974,053,727	(119,168,971)	854,884,756
Mid-Cap Growth	1,550,015,570	284,801,805	(47,295,480)	237,506,325
Mid-Cap Value	3,699,516,347	1,534,698,267	(94,312,924)	1,440,385,343
Small-Cap Equity	2,500,659,666	422,971,096	(98,062,879)	324,908,217
Social Choice Equity	2,050,515,273	691,275,664	(41,879,284)	649,396,380
Emerging Markets Equity	847,255,703	111,098,154	(37,710,553)	73,387,601
Enhanced International Equity Index	1,069,306,250	111,048,631	(52,331,671)	58,716,960
Global Natural Resources	263,617,989	20,567,306	(15,334,326)	5,232,980
International Equity	3,769,827,933	367,990,704	(323,903,651)	44,087,053
International Opportunities	1,102,516,099	132,440,048	(75,693,707)	56,746,341
Equity Index	6,336,415,070	3,099,284,845	(129,752,131)	2,969,532,714
Large-Cap Growth Index	1,612,282,301	557,014,657	(26,648,054)	530,366,603
Large-Cap Value Index	2,586,354,105	425,223,306	(85,858,405)	339,364,901
S&P 500 Index	1,901,463,519	790,779,593	(66,550,265)	724,229,328
Small-Cap Blend Index	1,463,156,626	503,184,613	(117,336,827)	385,847,786
Emerging Markets Equity Index	1,085,150,187	118,676,523	(142,824,289)	(24,147,766)
International Equity Index	5,581,997,927	1,019,071,623	(522,794,820)	496,276,803
Emerging Markets Debt	206,260,993	3,093,985	(7,288,958)	(4,194,973)

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: March 13, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 13, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: March 13, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer